UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II
BlackRock Managed Income Fund
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2025

Date of reporting period: 06/30/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock Managed Income Fund

Class K Shares | BLDRX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$17	0.33%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$801,020,867
Number of Portfolio Holdings...
1,838
Portfolio Turnover Rate...
44%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
26.6%
Investment Companies...
21.8
Floating Rate Loan Interests...
13.6
Common Stocks...
12.6
Asset-Backed Securities...
11.0
Equity-Linked Notes...
7.3
Non-Agency Mortgage-Backed Securities...
6.8
Foreign Government Obligations...
0.1
Preferred Securities...
0.1
Fixed Rate Loan Interests...
0.1
OtherFootnote Reference(b)...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
11.7%
AA/Aa...
18.3
A...
21.0
BBB/Baa...
20.7
BB/Ba...
5.4
B...
7.8
CCC/Caa...
0.3
CC/Ca...
0.1
N/R...
14.7
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Income Fund

Class K Shares | BLDRX

Semi-Annual Shareholder Report — June 30, 2025

BLDRX-06/25-SAR

BlackRock Managed Income Fund

Institutional Shares | BLDIX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$801,020,867
Number of Portfolio Holdings...
1,838
Portfolio Turnover Rate...
44%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
26.6%
Investment Companies...
21.8
Floating Rate Loan Interests...
13.6
Common Stocks...
12.6
Asset-Backed Securities...
11.0
Equity-Linked Notes...
7.3
Non-Agency Mortgage-Backed Securities...
6.8
Foreign Government Obligations...
0.1
Preferred Securities...
0.1
Fixed Rate Loan Interests...
0.1
OtherFootnote Reference(b)...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
11.7%
AA/Aa...
18.3
A...
21.0
BBB/Baa...
20.7
BB/Ba...
5.4
B...
7.8
CCC/Caa...
0.3
CC/Ca...
0.1
N/R...
14.7
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Income Fund

Institutional Shares | BLDIX

Semi-Annual Shareholder Report — June 30, 2025

BLDIX-06/25-SAR

BlackRock Managed Income Fund

Investor A Shares | BLADX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$32	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$801,020,867
Number of Portfolio Holdings...
1,838
Portfolio Turnover Rate...
44%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
26.6%
Investment Companies...
21.8
Floating Rate Loan Interests...
13.6
Common Stocks...
12.6
Asset-Backed Securities...
11.0
Equity-Linked Notes...
7.3
Non-Agency Mortgage-Backed Securities...
6.8
Foreign Government Obligations...
0.1
Preferred Securities...
0.1
Fixed Rate Loan Interests...
0.1
OtherFootnote Reference(b)...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
11.7%
AA/Aa...
18.3
A...
21.0
BBB/Baa...
20.7
BB/Ba...
5.4
B...
7.8
CCC/Caa...
0.3
CC/Ca...
0.1
N/R...
14.7
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Income Fund

Investor A Shares | BLADX

Semi-Annual Shareholder Report — June 30, 2025

BLADX-06/25-SAR

BlackRock Managed Income Fund

Investor C Shares | BMICX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$70	1.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$801,020,867
Number of Portfolio Holdings...
1,838
Portfolio Turnover Rate...
44%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
26.6%
Investment Companies...
21.8
Floating Rate Loan Interests...
13.6
Common Stocks...
12.6
Asset-Backed Securities...
11.0
Equity-Linked Notes...
7.3
Non-Agency Mortgage-Backed Securities...
6.8
Foreign Government Obligations...
0.1
Preferred Securities...
0.1
Fixed Rate Loan Interests...
0.1
OtherFootnote Reference(b)...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
11.7%
AA/Aa...
18.3
A...
21.0
BBB/Baa...
20.7
BB/Ba...
5.4
B...
7.8
CCC/Caa...
0.3
CC/Ca...
0.1
N/R...
14.7
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Income Fund

Investor C Shares | BMICX

Semi-Annual Shareholder Report — June 30, 2025

BMICX-06/25-SAR

BlackRock Retirement Income 2030 Fund

Institutional Shares | BRICX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Retirement Income 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13Footnote Reference(a)	0.25%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$4,573,555
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
-%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
98.5%
Short-Term Securities...
1.5

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Retirement Income 2030 Fund

Institutional Shares | BRICX

Semi-Annual Shareholder Report — June 30, 2025

BRICX-06/25-SAR

BlackRock Retirement Income 2030 Fund

Investor A Shares | BRIAX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Retirement Income 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$26Footnote Reference(a)	0.50%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$4,573,555
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
-%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
98.5%
Short-Term Securities...
1.5

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Retirement Income 2030 Fund

Investor A Shares | BRIAX

Semi-Annual Shareholder Report — June 30, 2025

BRIAX-06/25-SAR

BlackRock Retirement Income 2040 Fund

Institutional Shares | BRIEX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Retirement Income 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.On May 20, 2025, the Fund's Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective July 11, 2025, the Fund no longer accepted purchase orders and the Fund was terminated on July 18, 2025.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13Footnote Reference(a)	0.25%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$4,738,169
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
-%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
98.4%
Short-Term Securities...
1.6

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Retirement Income 2040 Fund

Institutional Shares | BRIEX

Semi-Annual Shareholder Report — June 30, 2025

BRIEX-06/25-SAR

BlackRock Retirement Income 2040 Fund

Investor A Shares | BRIDX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Retirement Income 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.On May 20, 2025, the Fund's Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective July 11, 2025, the Fund no longer accepted purchase orders and the Fund was terminated on July 18, 2025.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$26Footnote Reference(a)	0.50%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$4,738,169
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
-%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
98.4%
Short-Term Securities...
1.6

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Retirement Income 2040 Fund

Investor A Shares | BRIDX

Semi-Annual Shareholder Report — June 30, 2025

BRIDX-06/25-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds II
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Table of Contents
Page
2

Additional Financial Information:
Schedule of Investments (unaudited) .......................................................................................... 28
Statement of Assets and Liabilities (unaudited) .................................................................................... 98

Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Retirement Income 2030 Fund
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Fixed Income Funds — 99.0%
BlackRock Multi-Asset Income Portfolio , Class
K Shares
(a)
..................... 434,029 $ 4,526,926
Total Long-Term Investments — 99.0%
(Cost: $ 4,594,184 ) ................................ 4,526,926
Security Shares Value
Short-Term Securities
Money Market Funds — 1 .5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20%
(a) (b)
.................. 68,663 $ 68,663
Total Short-Term Securities — 1 .5%
(Cost: $ 68,663 ) ................................. 68,663
Total Investments — 100 .5%
(Cost: $ 4,662,847 )
(c)
.............................. 4,595,589
Liabilities in Excess of Other Assets — (0.5) % ............ (22,034)
Net Assets — 100.0% .............................. $ 4,573,555
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 102,752 $ — $ (34,089)
(a)
$ — $ — $ 68,663 68,663 $ 1,600 $ —
BlackRock Multi-Asset Income
Portfolio , Class K Shares . 4,429,011 — (49,999) (2,215) 150,129 4,526,926 434,029 136,005 —
$ (2,215) $ 150,129 $ 4,595,589 $ 137,605 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Retirement Income 2030 Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,526,926 $ — $ — $ 4,526,926
Short-Term Securities
Money Market Funds ...................................... 68,663 — — 68,663
$ 4,595,589 $ — $ — $ 4,595,589

Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Retirement Income 2040 Fund
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Fixed Income Funds — 98.8%
BlackRock Multi-Asset Income Portfolio , Class
K Shares
(a)
..................... 448,839 $ 4,681,387
Total Long-Term Investments — 98.8%
(Cost: $ 4,755,797 ) ................................ 4,681,387
Security Shares Value
Short-Term Securities
Money Market Funds — 1 .6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20%
(a) (b)
.................. 75,112 $ 75,112
Total Short-Term Securities — 1 .6%
(Cost: $ 75,112 ) ................................. 75,112
Total Investments — 100 .4%
(Cost: $ 4,830,909 )
(c)
.............................. 4,756,499
Liabilities in Excess of Other Assets — (0.4) % ............ (18,330)
Net Assets — 100.0% .............................. $ 4,738,169
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 101,035 $ — $ (25,923)
(a)
$ — $ — $ 75,112 75,112 $ 1,730 $ —
BlackRock Multi-Asset Income
Portfolio , Class K Shares . 4,588,368 — (59,999) (2,657) 155,675 4,681,387 448,839 140,852 —
$ (2,657) $ 155,675 $ 4,756,499 $ 142,582 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Retirement Income 2040 Fund
6
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,681,387 $ — $ — $ 4,681,387
Short-Term Securities
Money Market Funds ...................................... 75,112 — — 75,112
$ 4,756,499 $ — $ — $ 4,756,499

Statements of Assets and Liabilities
(unaudited)

June 30, 2025
7
Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
ASSETS
Investments, at value — affiliated
(a)
........................................................................... $ 4,595,589 $ 4,756,499
Receivables: – –
Dividends — affiliated .................................................................................. 23,487 24,385
From the Manager .................................................................................... 13,714 13,487
Prepaid e xpenses ...................................................................................... 11,415 11,359
Total a ssets ..........................................................................................
4,644,205 4,805,730
LIABILITIES
Payables: – –
Accounting services fees ................................................................................ 6,863 6,865
Administration fees .................................................................................... — 3
Custodian fees ....................................................................................... 237 244
Income dividend distributions ............................................................................. 33,062 25,094
Interest expense ..................................................................................... 5 4
Trustees' and Officer's fees .............................................................................. 23 24
Other affiliate fees .................................................................................... 6 8
Printing and postage fees ............................................................................... 26,520 26,268
Professional fees ..................................................................................... 1,771 7,523
Registration fees ..................................................................................... 13 12
Transfer agent fees ................................................................................... 1,189 735
Other accrued expenses ................................................................................ 961 781
Total li abilities .........................................................................................
70,650 67,561
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 4,573,555 $ 4,738,169
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 4,735,264 $ 4,836,471
Accumulated loss ...................................................................................... (161,709) (98,302)
NET ASSETS .........................................................................................
$ 4,573,555 $ 4,738,169
(a)
  Investments, at cost — affiliated ..................................................................... $ 4,662,847 $ 4,830,909

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 4,401,870 $ 4,605,389
Shares outstanding ...................................................................................
50,972.33 48,619.05
Net asset value .....................................................................................
$ 86.36 $ 94.72
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor A
Net assets .........................................................................................
$ 171,685 $ 132,780
Shares outstanding ...................................................................................
1,988.71 1,401.93
Net asset value .....................................................................................
$ 86.33 $ 94.71
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001

Statements of Operations
(unaudited)

Six Months Ended June 30, 2025
9
Statements of Operations
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
INVESTMENT INCOME – –
Dividends — affiliated ............................................................................... $ 137,605 $ 142,582
Total investment income ...............................................................................
137,605 142,582
EXPENSES
Professional ..................................................................................... 45,931 45,733
Registration ..................................................................................... 18,926 18,926
Accounting services ................................................................................ 14,854 14,860
Trustees and Officer ................................................................................ 3,486 3,487
Investment advisory ................................................................................ 2,219 2,302
Custodian ....................................................................................... 944 889
Administration ................................................................................... 943 978
Transfer agent — class specific ........................................................................ 480 51
Administration — class specific ........................................................................ 444 460
Service and distribution — class specific .................................................................. 190 166
Miscellaneous .................................................................................... 3,564 3,561
Total expenses excluding interest expense ...................................................................
91,981 91,413
Interest expense .................................................................................. 7 7
Total e xpenses .....................................................................................
91,988 91,420
Less: – –
Administration fees waived ........................................................................... (943) (978)
Administration fees waived by the Manager — class specific ..................................................... (444) (458)
Fees waived and/or reimbursed by the Manager ............................................................. (84,325) (83,964)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................ (475) (44)
Total ex penses after fees waived and/or reimbursed ............................................................
5,801 5,976
Net investment income ................................................................................
131,804 136,606
REALIZED AND UNREALIZED GAIN (LOSS) $ 147,914 $ 153,019
Net realized loss from:
Investments — affiliated ........................................................................... $ (2,215) $ (2,657)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................................................... 150,129 155,675
Net realized and unrealized gain .........................................................................
147,914 153,018
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 279,718 $ 289,624
See notes to financial statements.

Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information
10
See notes to financial statements.
BlackRock Retirement Income 2030 Fund BlackRock Retirement Income 2040 Fund
Six Months Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Six Months Ended
06/30/25
(unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 131,804 $ 270,548 $ 136,606 $ 273,698
Net realized loss ................................................ (2,215) (13,143) (2,657) —
Net change in unrealized appreciation (depreciation) ........................ 150,129 64,184 155,675 50,022
Net increase in net assets resulting from operations ...........................
279,718 321,589 289,624 323,720
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Institutional ................................................... (190,896) (258,919) (146,110) (266,335)
Investor A .................................................... (6,555) (11,629) (4,167) (7,363)
Return of capital: – – – –
Institutional ................................................... — (122,571) — (26,624)
Investor A .................................................... — (5,505) — (736)
Decrease in net assets resulting from distributions to shareholders .................
(197,451) (398,624) (150,277) (301,058)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
34,617 (82,967) (26,093) 25,304
NET ASSETS
Total increase (decrease) in net assets ................................... 116,884 (160,002) 113,254 47,966
Beginning of period ................................................
4,456,671 4,616,673 4,624,915 4,576,949
End of period ....................................................
$ 4,573,555 $ 4,456,671 $ 4,738,169 $ 4,624,915
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock Retirement Income 2030 Fund
Institutional
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ..........
$ 84.81  $ 86.28  $ 84.29  $ 103.18  $ 103.74  $ 100.00
Net investment income
(b)
..................
2 .50  5 .09  4 .83  4 .20  4 .09  1 .69
Net realized and unrealized gain (loss) .........
2 .80  0 .94  3 .91  (16.13) 2 .85  5 .14
Net increase (decrease) from investment operations . 5.30  6.03  8.74  (11.93) 6.94  6.83
Distributions
(c)
– – – – – –
From net investment income ............... ( 3 .75 ) ( 5 .09 ) ( 4 .93 ) ( 4 .31 ) ( 5 .42 ) ( 1 .74 )
From net realized gain .................... —  —  —  —  ( 0 .11 ) —
Return of capital ........................ —  ( 2 .41 ) ( 1 .82 ) ( 2 .65 ) ( 1 .97 ) ( 1 .35 )
Total distributions ......................... (3.75) (7.50) (6.75) (6.96) (7.50) (3.09)
Net asset value, end of period ............... $ 86.36  $ 84.81  $ 86.28  $ 84.29  $ 103.18  $ 103.74
Total Return
(d)
Based on net asset value ................... 6.38%
(e)
7.20% 10.85% (11.74)% 6.87% 6.96%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................
4.14%
(g)
4.48% 5.06% 4.87% 5.91% 3.86%
(g) (h)
Total expenses after fees waived and/or reimbursed .
0.25%
(g)
0.25% 0.25% 0.25% 0.25% 0.25%
(g)
Net investment income ....................
5.95%
(g)
5.91% 5.72% 4.64% 3.92% 4.05%
(g)
Supplemental Data
Net assets, end of period (000) ............... $ 4,402  $ 4,312  $ 4,382  $ 4,267  $ 5,044  $ 5,070
Portfolio turnover rate ...................... — % — % — % 1% 5% 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.72%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
12
BlackRock Retirement Income 2030 Fund
Investor A
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ..........
$ 84.78  $ 86.29  $ 84.29  $ 103.19  $ 103.74  $ 100.00
Net investment income
(b)
..................
2 .40  4 .89  4 .62  3 .97  3 .76  1 .63
Net realized and unrealized gain (loss) .........
2 .79  0 .88  3 .92  (16.14) 2 .93  5 .10
Net increase (decrease) from investment operations . 5.19  5.77  8.54  (12.17) 6.69  6.73
Distributions
(c)
– – – – – –
From net investment income ............... ( 3 .64 ) ( 4 .94 ) ( 4 .78 ) ( 4 .17 ) ( 5 .22 ) ( 1 .67 )
From net realized gain .................... —  —  —  —  ( 0 .11 ) —
Return of capital ........................ —  ( 2 .34 ) ( 1 .76 ) ( 2 .56 ) ( 1 .91 ) ( 1 .32 )
Total distributions ......................... (3.64) (7.28) (6.54) (6.73) (7.24) (2.99)
Net asset value, end of period ............... $ 86.33  $ 84.78  $ 86.29  $ 84.29  $ 103.19  $ 103.74
Total Return
(d)
Based on net asset value ................... 6.25%
(e)
6.89% 10.59% (11.98)% 6.62% 6.86%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................
4.41%
(g)
4.98% 5.44% 5.40% 6.58% 4.13%
(g) (h)
Total expenses after fees waived and/or reimbursed .
0.50%
(g)
0.50% 0.50% 0.50% 0.50% 0.50%
(g)
Net investment income ....................
5.71%
(g)
5.68% 5.47% 4.39% 3.61% 3.93%
(g)
Supplemental Data
Net assets, end of period (000) ............... $ 172  $ 145  $ 234  $ 231  $ 286  $ 137
Portfolio turnover rate ...................... — % — % — % 1% 5% 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.00%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Retirement Income 2040 Fund
Institutional
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ..........
$ 91.95  $ 91.50  $ 87.78  $ 105.46  $ 104.44  $ 100.00
Net investment income
(b)
..................
2 .73  5 .46  5 .06  4 .31  4 .14  1 .71
Net realized and unrealized gain (loss) .........
3 .04  0 .99  4 .12  (16.36) 2 .88  5 .21
Net increase (decrease) from investment operations . 5.77  6.45  9.18  (12.05) 7.02  6.92
Distributions
(c)
– – – – – –
From net investment income ............... ( 3 .00 ) ( 5 .45 ) ( 5 .17 ) ( 4 .43 ) ( 5 .47 ) ( 1 .76 )
From net realized gain .................... —  —  —  —  ( 0 .07 ) ( 0 .04 )
Return of capital ........................ —  ( 0 .55 ) ( 0 .29 ) ( 1 .20 ) ( 0 .46 ) ( 0 .68 )
Total distributions ......................... (3.00) (6.00) (5.46) (5.63) (6.00) (2.48)
Net asset value, end of period ............... $ 94.72  $ 91.95  $ 91.50  $ 87.78  $ 105.46  $ 104.44
Total Return
(d)
Based on net asset value ................... 6.37%
(e)
7.21% 10.83% (11.57)% 6.87% 7.02%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................
3.96%
(g)
4.47% 5.17% 4.91% 5.88% 3.88%
(g) (h)
Total expenses after fees waived and/or reimbursed .
0.25%
(g)
0.25% 0.25% 0.25% 0.25% 0.25%
(g)
Net investment income ....................
5.94%
(g)
5.90% 5.71% 4.62% 3.91% 4.07%
(g)
Supplemental Data
Net assets, end of period (000) ............... $ 4,605  $ 4,496  $ 4,449  $ 4,279  $ 5,146  $ 5,078
Portfolio turnover rate ...................... — % — % 1% — % — % 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.78%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
14
BlackRock Retirement Income 2040 Fund
Investor A
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period ..........
$ 91.95  $ 91.50  $ 87.78  $ 105.45  $ 104.43  $ 100.00
Net investment income
(b)
..................
2 .61  5 .22  4 .84  4 .08  3 .87  1 .63
Net realized and unrealized gain (loss) .........
3 .03  1 .00  4 .12  (16.36) 2 .89  5 .17
Net increase (decrease) from investment operations . 5.64  6.22  8.96  (12.28) 6.76  6.80
Distributions
(c)
– – – – – –
From net investment income ............... ( 2 .88 ) ( 5 .25 ) ( 4 .97 ) ( 4 .24 ) ( 5 .23 ) ( 1 .67 )
From net realized gain .................... —  —  —  —  ( 0 .07 ) ( 0 .04 )
Return of capital ........................ —  ( 0 .52 ) ( 0 .27 ) ( 1 .15 ) ( 0 .44 ) ( 0 .66 )
Total distributions ......................... (2.88) (5.77) (5.24) (5.39) (5.74) (2.37)
Net asset value, end of period ............... $ 94.71  $ 91.95  $ 91.50  $ 87.78  $ 105.45  $ 104.43
Total Return
(d)
Based on net asset value ................... 6.23%
(e)
6.95% 10.56% (11.78)% 6.60% 6.90%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................
4.23%
(g)
4.76% 5.47% 5.29% 6.35% 4.16%
(g) (h)
Total expenses after fees waived and/or reimbursed .
0.50%
(g)
0.50% 0.50% 0.50% 0.50% 0.50%
(g)
Net investment income ....................
5.69%
(g)
5.65% 5.46% 4.37% 3.66% 3.93%
(g)
Supplemental Data
Net assets, end of period (000) ............... $ 133  $ 129  $ 128  $ 122  $ 147  $ 144
Portfolio turnover rate ...................... — % — % 1% — % — % 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.06%.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
15
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund seeks to achieve its investment objective by investing substantially all of its assets in BlackRock Multi-Asset Income Portfolio ("Multi-Asset Income"), a series of the Trust. The unaudited Schedule of Investments and Statement of Assets and Liabilities as of June 30, 2025 for Multi-Asset Income are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. Multi-Asset Income's audited financial statements as of July 31, 2024 are available, without charge, on the U.S. Securities and Exchange Commission's (“SEC's”) website at www.sec.gov .
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
On May 20,2025, the Board approved to close Retirement Income 2040 to new and subsequent investments and thereafter to liquidate Retirement Income 2040 on July 18,
2025.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The Funds intend to make monthly cash distributions to shareholders, which may consist of net investment income, and net realized and unrealized gains on investments and/or return of capital.
The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Retirement Income 2030 Fund ........................................ Retirement Income 2030 Diversified
BlackRock Retirement Income 2040 Fund ........................................ Retirement Income 2040 Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charges
("CDSC")
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ Yes No
(a)
None

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
16
as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the
Funds' financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.100%
$1 billion - $3 billion ..................................................................................................... 0.094
$3 billion - $5 billion ..................................................................................................... 0.090
$5 billion - $10 billion .................................................................................................... 0.087
Greater than $10 billion ................................................................................................... 0.085

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
Service Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees.
The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the six-months ended June 30, 2025, the following table shows the class specific service fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended June 30, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended June 30, 2025, the Funds  did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2025, the amounts waived were as follows:
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Fund Name Investor A
Retirement Income 2030 ..................................................................................................... $ 190
Retirement Income 2040 ..................................................................................................... 166
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 429 $ 15 $ 444
Retirement Income 2040 ................................................................................ 447 13 460
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 13 $ 21 $ 34
Retirement Income 2040 ................................................................................ 12 14 26
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 446 $ 34 $ 480
Retirement Income 2040 ................................................................................ 36 15 51
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Retirement Income 2030 .................................................................................................... $ 29
Retirement Income 2040 .................................................................................................... 31

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
18
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2025, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The following Funds also had a waiver of administration fees, which are included in administration fees waived in the Statements of Operations. For the six months ended
June 30, 2025, the amounts were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended June 30, 2025, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 31, 2027, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses will be terminated.
As of June 30, 2025, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Fund Name Institutional Investor A
Retirement Income 2030 ......................................................................................... 0.25% 0.50%
Retirement Income 2040 ......................................................................................... 0.25 0.50
Fund Name
Retirement Income 2030 .................................................................................................... $ 84,296
Retirement Income 2040 .................................................................................................... 83,933
Fund Name
Retirement Income 2030 ................................................................................................ $ 943
Retirement Income 2040 ................................................................................................ 978
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Retirement Income 2030
Institutional .................................................................................... $ 429 $ 441
Investor A ..................................................................................... 15 34
$ 444 $ 475
Retirement Income 2040
Institutional .................................................................................... 445 29
Investor A ..................................................................................... 13 15
$ 458 $ 44
Expiring December 31,
2025 2026 2027
Retirement Income 2030
Fund Level ..................................................................... $ 215,654 $ 193,124 $ 85,239
Institutional ..................................................................... 1,216 1,216 870
Investor A ...................................................................... 361 153 49
Retirement Income 2040
Fund Level ..................................................................... 217,427 194,735 84,911
Institutional ..................................................................... 1,008 933 474
Investor A ...................................................................... 94 76 28

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
5. PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments in the underlying funds, excluding short-term securities, were as follows:
6. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of December 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
7. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2025, the Funds did not borrow under the credit agreement.
Other Securities
Fund Name Sales
Retirement Income 2030 ................................................................................................. $ 50,000
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Retirement Income 2030 ................................................................................................. $ (26,589)
Retirement Income 2040 ................................................................................................. (7,564)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Retirement Income 2030 ............................................ $ 4,662,847 $ – $ (67,258) $ (67,258)
Retirement Income 2040 ............................................ 4,830,909 – (74,410) (74,410)

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
20
8.  PRINCIPAL RISKS
In the normal course of business, each Fund invest  in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
Retirement Income 2030
Institutional
Shares sold ..........................................
139 $ 11,779 188 $ 16,291
Shares redeemed ......................................
(5) (400) (141) (12,345)
134 $ 11,379 47 $ 3,946
Investor A
Shares sold ..........................................
277 $ 23,238 1,398 $ 120,409
Shares redeemed ......................................
— — (2,401) (207,322)
277 $ 23,238 (1,003) $ (86,913)
411 $ 34,617 (956) $ (82,967)
Retirement Income 2040
Institutional
Shares sold ..........................................
278 $ 25,981 284 $ 26,131
Shares redeemed ......................................
(548) (51,268) (14) (1,272)
(270) $ (25,287) 270 $ 24,859
Investor A
Shares sold ..........................................
765 $ 71,504 5 $ 461
Shares redeemed ......................................
(770) (72,310) — (16)
(5) $ (806) 5 $ 445
(275) $ (26,093) 275 $ 25,304

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
As of June 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
10. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:
On May 20,2025, the Board approved to close Retirement Income 2040 to new and subsequent investments and thereafter to liquidate Retirement Income 2040 on July 18,
2025.
Fund Name Institutional Investor A
Retirement Income 2030 ......................................................................................... 48,676 1,324
Retirement Income 2040 ......................................................................................... 48,619 1,381

Additional Information
2025
BlackRock Semi-Annual Financial Statements and Additional Information
22
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
23
Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, Delaware 19809

Disclosure of Investment Advisory Agreement
2025
BlackRock Semi-Annual Financial Statements and Additional Information
24
The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 22, 2025 (the “April
Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock Retirement Income 2030 Fund (“Retirement Income 2030 Fund”) and BlackRock Retirement Income 2040 Fund (“Retirement Income 2040 Fund,” and together with Retirement Income 2030 Fund, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-
end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s)
they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement
(continued)
25
Disclosure of Investment Advisory Agreement
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities;
investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, with respect to each Fund, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The
Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year, three-year and since-inception periods reported, Retirement Income 2030 Fund ranked in the fourth, third and fourth quartiles, respectively, against its Performance Peers.
The Board noted that for each of the one-year, three-year and since-inception periods reported, Retirement Income 2040 Fund ranked in the fourth quartile against its Performance Peers.
The Board and BlackRock reviewed each Fund’s underperformance relative to its Performance Peers during the applicable periods. The Board was informed that, among other things, underperformance was driven by the weakness of dividend-oriented equities relative to the strength of broader equities which the peer group holds. The
Board and BlackRock discussed BlackRock’s strategy for improving each Fund’s investment performance. Discussions covered topics such as performance attribution, each
Fund’s investment personnel, and the resources appropriate to support each Fund’s investment processes.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Funds reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to

Disclosure of Investment Advisory Agreement
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
26
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons. The Board noted that each Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the first and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
Additionally, the Board noted that Retirement Income 2040 Fund is scheduled for liquidation on or about July 18, 2025.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the pertinent Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

27
Additional Financial Information
Schedule of Investments (UNAUDITED)
June 30, 2025
Statement of Assets and Liabilities (UNAUDITED)
June 30, 2025
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.49%, 04/15/38
(a) (b)
........... USD 6,000 $ 5,997,940
AB BSL CLO 2 Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 5.62%, 04/15/34
(a) (b)
........... 15,000 15,037,694
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
5.89%, 02/15/37
(a) (c)
................. EUR 490 587,141
AGL CLO 9 Ltd., Series 2020-9A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.27%, 04/20/37
(a) (b)
........... USD 1,000 1,006,330
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 6.00%, 10/21/36
(a) (b)
........... 7,000 7,026,824
AIMCO CLO, Series 2015-AA, Class CR3, (3-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
6.08%, 10/17/34
(a) (b)
................. 3,000 3,000,000
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR2, (3-mo. CME Term SOFR at 1.90% Floor
+ 1.90%), 6.18%, 07/17/37
(a) (b)
.......... 1,000 1,002,787
AMSR Trust
(b)
Series 2020-SFR2, Class E2, 4.28%,
07/17/37 ...................... 2,000 1,995,193
Series 2020-SFR2, Class I, 5.25%, 07/17/37 9,400 9,373,458
Series 2021-SFR3, Class F, 3.23%, 10/17/38 11,000 10,602,002
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class C1R2, (3-mo. CME Term SOFR at
2.40% Floor + 2.40%), 6.67%, 07/22/37
(a) (b)
. 700 704,384
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class A1R2, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.62%, 07/20/38
(a) (b)
. 7,000 7,008,973
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 5.67%, 04/15/34
(a) (b)
. 1,000 1,002,200
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 6.62%, 04/20/35
(a) (b)
. 5,000 5,014,380
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class A, (3-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.90%, 07/15/37
(a) (b)
. 8,000 8,027,584
Apidos CLO XL Ltd., Series 2022-40A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.61%, 07/15/37
(a) (b)
........... 10,000 10,029,413
Apidos CLO XV, Series 2013-15A, Class CRR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.11%), 6.38%, 04/20/31
(a) (b)
........... 3,000 3,006,706
Apidos CLO XX, Series 2015-20A, Class BRR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.21%), 6.47%, 07/16/31
(a) (b)
........... 1,750 1,753,962
Apidos CLO XXXIX Ltd., Series 2022-39A, Class
C, (3-mo. CME Term SOFR at 2.25% Floor +
2.25%), 6.52%, 04/21/35
(a) (b)
........... 1,000 1,002,306
Apidos Loan Fund Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.55%,
04/25/35 ...................... 2,000 2,005,828
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.03%,
04/25/35 ...................... 1,500 1,504,918
Arcano Euro CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
0.00%, 07/25/39
(a) (c)
................. EUR 530 624,314
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.70%, 12/17/29
(a) (b)
................. USD 10,060 10,051,692
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares Loan Funding V Ltd., Series 2024-ALF5A,
Class A1, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.78%, 07/27/37
(a) (b)
...... USD 3,000 $ 3,012,607
Ares XLIII CLO Ltd., Series 2017-43A, Class
A1R2, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.61%, 01/15/38
(a) (b)
...... 4,000 4,016,154
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.33%, 07/20/30
(a) (b)
........... 1,000 1,002,208
Ares XXXIX CLO Ltd., Series 2016-39A, Class
AR3, (3-mo. CME Term SOFR at 1.42% Floor
+ 1.42%), 5.69%, 07/18/37
(a) (b)
.......... 4,000 4,013,010
Arini European CLO, Series 5X, Class D, (3-mo.
EURIBOR at 2.80% Floor + 2.80%), 5.17%,
01/15/39
(a) (c)
...................... EUR 770 903,614
Atlas Senior Loan Fund XI Ltd., Series 2018-11A,
Class A1L, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 5.64%, 07/26/31
(a) (b)
...... USD 509 508,691
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 5.72%, 10/24/31
(a) (b)
. 561 561,462
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.17%, 04/15/38
(a) (c)
................. EUR 530 620,313
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.70%, 01/15/38
(a) (c)
................. 570 673,936
Avoca Static CLO I DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.90% Floor + 2.90%),
5.18%, 01/15/35
(a) (c)
................. 460 539,330
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.12%,
04/18/35 ...................... USD 5,000 5,010,411
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.47%,
04/18/35 ...................... 7,000 7,013,570
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.65%, 07/20/37 ................. 5,000 5,016,500
Series 2020-14A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.97%, 07/20/37 ................. 1,000 1,001,902
Ballyrock CLO 22 Ltd.
(a)(b)
Series 2024-22A, Class A1A, (3-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.80%, 04/15/37 ................. 5,000 5,022,037
Series 2024-22A, Class B, (3-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.61%,
04/15/37 ...................... 1,000 1,005,951
Ballyrock CLO Ltd.
(a)(b)
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.72%, 02/20/36 ................. 4,021 4,028,151
Series 2020-2A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 6.48%,
10/20/31 ...................... 4,500 4,510,138
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. CME Term SOFR at 2.05% Floor
+ 2.31%), 6.59%, 01/25/35
(a) (b)
.......... 2,000 2,004,892
Battalion CLO XIX Ltd., Series 2021-19A, Class
C, (3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.52%, 04/15/34
(a) (b)
........... 3,000 3,006,924

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.62%, 01/25/35 ................. USD 242 $ 249,027
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.77%, 09/25/36 ................. 305 297,960
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 03/25/37 ................. 1,713 1,601,006
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 03/25/37 ................. 1,400 1,325,497
Series 2007-HE3, Class 2A, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 4.71%,
04/25/37 ...................... 3,371 3,200,985
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%), 5.46%,
04/25/34
(a)
....................... 993 991,449
Benefit Street Partners CLO Ltd., Series 2015-
6BR, Class A1R, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 5.46%, 04/20/38
(a) (b)
. 3,000 2,997,000
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 5.63%,
01/20/31
(a) (b)
...................... 339 338,727
Benefit Street Partners CLO XV Ltd., Series
2018-15A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.65%,
07/15/37
(a) (b)
...................... 2,200 2,206,734
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 5.46%, 01/25/38
(a) (b)
20,250 20,229,750
Benefit Street Partners CLO XXXVIII Ltd., Series
2024-38A, Class A, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.62%, 01/25/38
(a) (b)
3,000 3,009,028
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 5.53%,
01/19/38 ...................... 2,500 2,504,000
Series 2021-3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.87%,
01/19/38 ...................... 7,500 7,494,781
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.07%,
01/19/38 ...................... 4,000 4,002,683
Birch Grove CLO 9 Ltd.
(a)(b)
Series 2024-9A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.67%,
10/22/37 ...................... 17,000 17,066,045
Series 2024-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.97%,
10/22/37 ...................... 2,000 1,997,808
Bridge Street CLO II Ltd.
(a)(b)
Series 2021-1A, Class A1A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.49%), 5.76%,
07/20/34 ...................... 11,000 11,016,240
Series 2021-1A, Class A2, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.28%,
07/20/34 ...................... 5,000 5,028,228
Bridge Street CLO IV Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.87%, 04/20/37
(a) (b)
........... 1,000 1,003,739
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bridge Street CLO V Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 5.48%, 04/20/38
(a) (b)
........... USD 3,000 $ 3,000,033
Bryant Park Funding Ltd., Series 2024-23A,
Class A1A, (3-mo. CME Term SOFR at 1.57%
Floor + 1.57%), 5.90%, 05/15/37
(a) (b)
...... 3,000 3,010,928
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%),
5.87%, 07/18/34 ................. 9,000 9,005,338
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
6.12%, 07/18/34 ................. 2,500 2,501,513
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 6.42%,
07/15/31 ...................... 1,500 1,503,306
Series 2017-1A, Class CR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.52%,
07/15/30 ...................... 5,000 5,011,145
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.46%,
04/15/35 ...................... 2,000 2,003,727
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.11%), 6.39%, 04/30/31
(a) (b)
........... 1,000 1,002,244
Carlyle US CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.67%, 10/21/37 ................. 10,000 10,040,000
Series 2019-2A, Class AR2, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.62%,
10/15/37 ...................... 5,500 5,519,838
Series 2019-3A, Class A2RR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.05%),
6.32%, 04/20/37 ................. 5,000 5,028,750
Series 2020-2A, Class A1R, (3-mo. CME Term
SOFR at 1.14% Floor + 1.40%), 5.68%,
01/25/35 ...................... 5,000 5,012,500
Series 2021-6A, Class A1R, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.55%,
01/15/38 ...................... 5,000 5,012,500
Series 2021-11A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.69%, 07/25/37 ................. 5,500 5,519,014
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 4.68%, 04/25/36
(a)
.. 2,876 2,648,884
CarVal CLO IV Ltd., Series 2021-1A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.28%, 07/20/34
(a) (b)
........... 6,500 6,538,512
CarVal CLO VC Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.72%, 10/15/34
(a) (b)
........... 2,000 2,006,102
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 5.64%, 07/17/31
(a) (b)
...... 993 993,569
CIFC Funding 2018-IV Ltd., Series 2018-4A,
Class AR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.22%), 5.49%, 01/17/38
(a) (b)
...... 2,700 2,702,770
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class BR, (3-mo. CME Term SOFR at 1.91%
Floor + 1.91%), 6.18%, 10/20/34
(a) (b)
...... 2,000 2,003,923
CIFC Funding 2021-I Ltd., Series 2021-1A, Class
CR, (3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.38%, 07/25/37
(a) (b)
........... 9,500 9,544,091

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CIFC Funding 2023-I Ltd., Series 2023-1A, Class
A, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.96%, 10/15/36
(a) (b)
........... USD 2,500 $ 2,509,050
CIFC Funding Ltd.
(a)(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.64%, 10/24/37 ................. 5,000 5,019,994
Series 2014-4RA, Class A1A2, (3-mo. CME
Term SOFR at 0.99% Floor + 0.99%),
5.27%, 01/17/35 ................. 6,000 6,001,757
Series 2015-1A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
6.43%, 01/22/31 ................. 1,000 1,002,241
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.97%,
01/18/38 ...................... 1,000 1,001,453
Series 2018-4A, Class CR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.02%,
01/17/38 ...................... 2,000 2,000,000
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
5.66%, 01/15/35 ................. 16,500 16,540,262
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
6.27%, 01/15/35 ................. 2,200 2,208,889
Series 2019-6A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.06%,
07/16/37 ...................... 10,000 10,033,726
Series 2020-4A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.56%,
01/15/40 ...................... 2,500 2,507,787
Series 2020-4A, Class CR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.06%,
01/15/40 ...................... 2,000 2,001,345
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.71% Floor + 1.71%), 5.97%,
04/15/34 ...................... 1,850 1,853,536
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.66%,
10/15/34 ...................... 600 600,721
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.79%,
04/22/37 ...................... 3,000 3,012,025
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.12%,
07/21/37 ...................... 5,000 5,019,407
Citigroup Mortgage Loan Trust, Inc., Series 2006-
WFH2, Class M3, (1-mo. CME Term SOFR at
0.47% Floor + 0.58%), 4.90%, 08/25/36
(a)
.. 2,907 2,575,981
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.80%, 04/20/37 ................. 5,300 5,318,644
Series 2018-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.22%, 04/20/37 ................. 3,000 3,010,895
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
6.72%, 04/20/37 ................. 2,500 2,515,660
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 .. 90 96,866
Series 1997-7, Class M1, 7.03%, 07/15/28 .. 853 866,597
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.41%, 10/15/37
(a) (c)
................. EUR 770 906,302
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.30%, 11/20/38
(a) (c)
................. EUR 680 $ 802,667
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.77%,
07/25/37
(a) (b)
...................... USD 1,074 703,472
Cumulus Static CLO DAC, Series 2024-1X, Class
D, (3-mo. EURIBOR at 3.70% Floor + 3.70%),
5.84%, 11/15/33
(a) (c)
................. EUR 166 196,124
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.19%, 04/20/38
(a) (b)
...... USD 5,000 5,019,420
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1, (3-mo. CME Term SOFR at 1.61%
Floor + 1.61%), 5.87%, 04/15/37
(a) (b)
...... 5,000 5,018,944
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 5.49%, 04/20/38
(a) (b)
...... 3,000 2,997,000
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.58%, 07/18/30
(a) (b)
...... 2,000 2,004,474
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 6.67%,
01/15/34 ...................... 3,500 3,510,585
Series 2019-1A, Class AR2, (3-mo. CME Term
SOFR at 1.51% Floor + 1.51%), 5.77%,
07/15/37 ...................... 2,500 2,510,242
Elevation CLO Ltd., Series 2017-8A, Class C,
(3-mo. CME Term SOFR at 0.00% Floor +
2.31%), 6.59%, 10/25/30
(a) (b)
........... 3,000 3,006,531
Elmwood CLO 37 Ltd., Series 2024-13A, Class
C, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.99%, 01/17/38
(a) (b)
........... 1,000 1,000,148
Elmwood CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 5.79%, 04/20/37
(a) (b)
...... 2,500 2,508,837
Elmwood CLO II Ltd., Series 2019-2A, Class
BRR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.97%, 10/20/37
(a) (b)
.......... 2,000 2,003,905
Elmwood CLO IX Ltd., Series 2021-2A, Class
CR, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.12%, 04/20/38
(a) (b)
........... 1,500 1,500,946
Elmwood CLO X Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27% Floor
+ 1.27%), 5.54%, 04/20/34
(a) (b)
.......... 3,000 3,008,465
Empower CLO Ltd., Series 2024-1A, Class A1,
(3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.88%, 04/25/37
(a) (b)
........... 2,500 2,509,503
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.67%, 10/25/36 ................. 2,855 1,839,291
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.75%, 10/25/36 ................. 1,674 1,090,444
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
4.58%, 12/25/36 ................. 1,863 1,598,959
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
4.99%, 01/25/36 ................. 3,381 3,315,472
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/19/39 ...................... 6,000 5,955,230

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 ...................... USD 6,382 $ 6,213,571
Flatiron CLO 28 Ltd., Series 2024-1A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 5.91%, 07/15/36
(a) (b)
........... 2,000 2,003,426
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
....................... 2,900 2,753,381
FS Rialto Issuer LLC, Series 2025-FL10, Class
A, (1-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.70%, 08/19/42
(a) (b)
........... 10,740 10,716,427
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
CR, (3-mo. CME Term SOFR at 2.45% Floor +
2.45%), 6.71%, 04/15/37
(a) (b)
........... 750 754,714
Generate CLO 16 Ltd., Series 2024-16A, Class
B, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.12%, 07/20/37
(a) (b)
........... 4,000 4,008,970
Generate CLO 17 Ltd., Series 2024-17A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.67%, 10/22/37
(a) (b)
........... 10,000 10,038,878
Generate CLO 2 Ltd., Series 2A, Class AR2,
(3-mo. CME Term SOFR at 1.41% Floor +
1.41%), 5.69%, 10/22/37
(a) (b)
........... 7,965 7,996,860
Generate CLO 4 Ltd., Series 4A, Class BRR,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.02%, 07/20/37
(a) (b)
........... 2,750 2,754,105
Generate CLO 5 Ltd., Series 5A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.27%, 07/22/37
(a) (b)
........... 1,500 1,508,340
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 5.89%, 04/22/37
(a) (b)
........... 3,000 3,011,475
Generate CLO 9 Ltd., Series 9A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.62%, 01/20/38
(a) (b)
........... 3,000 3,008,991
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR3, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.87%,
04/20/34
(a) (b)
...................... 9,500 9,483,217
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.58%), 5.85%, 01/20/34
(a) (b)
2,500 2,508,373
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.61%,
10/20/37
(a) (b)
...................... 12,000 12,039,224
Golub Capital Partners CLO 52 B R Ltd., Series
2020-52A, Class BR, (3-mo. CME Term SOFR
at 2.00% Floor + 2.00%), 6.27%, 04/20/37
(a) (b)
2,000 2,011,540
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class A1, (3-mo. CME Term SOFR
at 1.40% Floor + 1.40%), 5.68%, 07/25/37
(a) (b)
2,000 2,006,446
Golub Capital Partners CLO 76 B Ltd., Series
2024-76A, Class B, (3-mo. CME Term SOFR
at 1.67% Floor + 1.67%), 5.95%, 10/25/37
(a) (b)
3,000 3,006,005
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index Average
+ 1.92%), 6.14%, 12/15/34 .......... GBP 100 127,039
Series B2,  (Sterling Overnight Index
Average at 2.08% Floor + 2.20%), 6.42%,
03/15/36
(c)
..................... 100 123,538
Greenpoint Manufactured Housing, Series 2000-
1, Class A4, 8.14%, 03/20/30
(a)
.......... USD 3,471 1,996,738
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term
SOFR at 0.70% Floor + 0.81%), 5.13%,
12/25/35
(a)
..................... 1,025 461,466
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-4, Class 1A1, 4.24%, 03/25/36
(a)
USD 2,392 $ 1,612,259
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.79%,
03/25/36
(a)
..................... 3,253 914,591
Series 2006-18, Class AF6, 6.18%, 11/25/36
(d)
3,161 712,878
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 4.71%,
11/25/36 ...................... 5,973 2,752,920
Series 2006-HE6, Class A4, (1-mo. CME Term
SOFR at 0.48% Floor + 0.59%), 4.91%,
08/25/36 ...................... 1,241 1,005,674
GT Loan Financing I Ltd., Series 2013-1A, Class
CR, (3-mo. CME Term SOFR at 0.00% Floor +
2.36%), 6.64%, 07/28/31
(a) (b)
........... 1,000 1,002,225
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.68%, 04/20/34
(a) (b)
........... 1,750 1,755,274
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
B, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.34%, 01/30/35
(a) (b)
........... 3,500 3,522,384
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1R, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.62%, 01/20/38
(a) (b)
.......... 4,000 4,015,575
Henley CLO Xi DAC, Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor + 2.60%), 4.96%,
04/25/39
(a) (c)
...................... EUR 1,120 1,313,853
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.88%, 01/15/38
(a) (c)
................. 680 809,273
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.07%,
04/20/35 ...................... USD 3,125 3,131,250
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.42%,
04/20/35 ...................... 5,000 5,005,292
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%), 5.63%,
07/25/36
(a)
....................... 2,975 2,663,477
KKR CLO 18 Ltd., Series 18, Class CR, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
6.63%, 07/18/30
(a) (b)
................. 8,050 8,068,314
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
CME Term SOFR at 0.00% Floor + 1.91%),
6.18%, 07/20/30
(a) (b)
................. 335 334,911
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.73%, 12/25/37
(a)
............ 4,628 4,507,321
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.95%,
08/25/45 ...................... 1,333 1,309,635
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.73%,
05/25/36 ...................... 19,722 10,316,113
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.73%,
07/25/36 ...................... 5,546 2,179,135
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 4.74%,
08/25/36 ...................... 5,820 2,989,407
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
5.03%, 01/25/36 ................. 1,193 1,098,918

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding LVIII Ltd., Series 2024-
58A, Class B, (3-mo. CME Term SOFR at
1.95% Floor + 1.95%), 6.23%, 04/25/37
(a) (b)
. USD 1,700 $ 1,706,529
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class A1R2, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 5.50%, 03/25/38
(a) (b)
. 2,000 1,998,000
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.06%,
10/15/32 ...................... 6,000 6,012,364
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.46%, 10/15/32 ................. 4,750 4,760,811
Madison Park Funding XXXVIII Ltd., Series 2021-
38A, Class A, (3-mo. CME Term SOFR at
1.38% Floor + 1.38%), 5.66%, 07/17/34
(a) (b)
. 1,895 1,898,131
Marathon CLO Ltd., Series 2020-15A, Class
A1R3, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.78%, 08/15/37
(a) (b)
...... 5,000 5,021,947
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term SOFR
at 0.52% Floor + 0.63%), 4.95%, 06/25/36
(a) (b)
1,652 1,536,410
Meacham Park CLO Ltd., Series 2024-1A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.87%, 10/20/37
(a) (b)
........... 4,000 4,005,492
MidOcean Credit CLO XIV Ltd., Series 2024-14A,
Class A1, (3-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.84%, 04/15/37
(a) (b)
...... 10,000 10,038,164
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
... 571 122,133
Neuberger Berman Loan Advisers CLO 36 Ltd.,
Series 2020-36A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%), 6.07%,
04/20/33
(a) (b)
...................... 1,700 1,702,534
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.27%,
04/16/33
(a) (b)
...................... 1,000 1,002,272
New Mountain CLO 3 Ltd., Series CLO-3A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 5.71%, 10/20/34
(a) (b)
........... 1,500 1,501,927
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
.... 5,006 4,678,656
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.65%,
10/20/34 ...................... 4,418 4,422,418
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.48%,
10/20/34 ...................... 2,500 2,504,963
Oaktree CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.65%, 01/20/38 ................. 6,000 6,026,578
Series 2020-1A, Class BRR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.81%, 01/15/38 ................. 3,500 3,484,592
Series 2024-26A, Class B, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 6.22%,
04/20/37 ...................... 3,000 3,004,149
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.92%,
10/22/37 ...................... 4,000 3,984,783
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
232 232,855
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 1999-C, Class A2, 7.48%, 08/15/27 .. USD 1,460 $ 1,079,289
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
. 261 98,560
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class CR3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.18%, 01/26/38 ................. 3,700 3,710,000
Series 2016-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
5.70%, 04/26/36 ................. 1,000 1,001,694
Series 2017-14A, Class A1R, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.64%, 07/20/37 ................. 5,000 5,015,994
Series 2019-16A, Class CR, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
6.32%, 04/10/33 ................. 2,500 2,505,702
Series 2019-17A, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
6.27%, 07/20/37 ................. 1,000 1,004,043
Series 2020-19A, Class A1R2, (3-mo. CME
Term SOFR at 1.18% Floor + 1.18%),
5.45%, 04/20/38 ................. 3,000 2,997,747
Series 2020-20A, Class B1R, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.22%, 04/18/37 ................. 8,000 8,033,614
Series 2021-22A, Class CR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.22%, 10/20/37 ................. 4,500 4,517,188
Series 2025-40A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.77%,
04/16/38 ...................... 2,500 2,503,005
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class CR, (3-mo. CME Term SOFR
at 2.06% Floor + 2.06%), 6.32%, 07/15/30
(a) (b)
2,250 2,254,977
Octagon Loan Funding Ltd., Series 2014-1A,
Class BRR, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 6.29%, 11/18/31
(a) (b)
...... 1,500 1,503,990
OHA Credit Funding 1 Ltd., Series 2018-1A,
Class CR, (3-mo. CME Term SOFR at 2.45%
Floor + 2.45%), 6.72%, 04/20/37
(a) (b)
...... 1,000 1,006,310
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 6.18%, 01/18/36
(a) (b)
...... 2,000 2,007,080
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.02%, 01/21/38
(a) (b)
...... 1,500 1,500,372
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.59%, 01/20/38
(a) (b)
...... 2,000 2,005,014
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class B1R2, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.92%, 10/20/37
(a) (b)
. 5,000 5,009,863
OHA Credit Partners XI Ltd., Series 2015-11A,
Class B1R2, (3-mo. CME Term SOFR at
1.80% Floor + 1.80%), 6.07%, 04/20/37
(a) (b)
. 1,750 1,756,494
OHA Credit Partners XII Ltd.
(a)(b)
Series 2015-12A, Class B1R2, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.23%, 04/23/37 ................. 2,000 2,006,982
Series 2015-12A, Class CR2, (3-mo. CME
Term SOFR at 2.40% Floor + 2.40%),
6.68%, 04/23/37 ................. 2,000 2,012,441
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B1R, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.92%, 07/21/37
(a) (b)
...... 3,000 3,004,567

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Loan Funding Ltd.
(a)(b)
Series 2013-1A, Class B1R3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.18%, 04/23/37 ................. USD 1,000 $ 1,003,381
Series 2016-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
6.37%, 07/20/37 ................. 3,265 3,279,996
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 2.26% Floor + 2.26%), 6.57%,
11/14/34 ...................... 2,500 2,507,021
Series 2020-3A, Class BR2, (3-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.98%,
11/15/36 ...................... 2,000 2,013,022
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.17%,
01/15/35 ...................... 7,000 7,019,750
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.47%,
01/15/35 ...................... 5,000 5,009,517
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.17%,
10/15/34 ...................... 7,250 7,250,000
Series 2021-4A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 0.00%,
07/15/38 ...................... 7,250 7,250,000
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.47%,
10/15/34 ...................... 4,850 4,850,000
Series 2021-4A, Class CR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 0.00%,
07/15/38 ...................... 4,850 4,850,000
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.07%,
04/20/35 ...................... 1,000 1,002,950
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.32%,
04/20/35 ...................... 3,500 3,501,776
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.62%,
07/20/37 ...................... 7,500 7,522,227
Series 2024-4A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.08%,
01/15/38 ...................... 1,000 1,000,230
Palmer Square European CLO DAC, Series
2022-2X, Class DR, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 6.28%, 01/15/38
(a) (c)
. EUR 373 439,375
Pikes Peak CLO 3, Series 2019-3A, Class BRR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.24%, 10/25/34
(a) (b)
........... USD 1,600 1,607,164
PPM CLO 4 Ltd., Series 2020-4A, Class AR,
(3-mo. CME Term SOFR at 1.19% Floor +
1.45%), 5.72%, 10/18/34
(a) (b)
........... 6,000 6,009,139
Progress Residential Trust
(b)
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ...................... 5,111 4,890,053
Series 2021-SFR8, Class G, 4.01%, 10/17/38 10,000 9,735,714
Series 2022-SFR3, Class F, 6.60%, 04/17/39 500 498,316
Rad CLO 22 Ltd., Series 2023-22A, Class A1,
(3-mo. CME Term SOFR at 1.83% Floor +
1.83%), 6.10%, 01/20/37
(a) (b)
........... 1,730 1,737,371
Rad CLO 5 Ltd., Series 2019-5A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.24%, 07/24/32
(a) (b)
........... 3,000 3,003,841
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rad CLO 7 Ltd., Series 2020-7A, Class A1R,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.63%, 04/17/36
(a) (b)
........... USD 1,000 $ 1,001,500
Rad CLO 10 Ltd., Series 2021-10A, Class C,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.29%, 04/23/34
(a) (b)
........... 3,750 3,751,380
Rad CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 6.59%, 10/30/34
(a) (b)
........... 1,375 1,378,384
Rad CLO 14 Ltd., Series 2021-14A, Class C,
(3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.52%, 01/15/35
(a) (b)
........... 3,500 3,508,080
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.18%,
01/20/34 ...................... 7,250 7,278,967
Series 2021-15A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 6.58%,
01/20/34 ...................... 1,650 1,651,007
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.63%, 01/25/38
(a) (b)
........... 3,000 3,009,933
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15% Floor
+ 2.41%), 6.68%, 04/20/34
(a) (b)
.......... 1,000 1,003,097
Regatta VII Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.05% Floor
+ 2.31%), 6.63%, 06/20/34
(a) (b)
.......... 750 751,830
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.68%, 07/17/37
(a) (b)
........... 10,000 10,033,115
Regatta XIX Funding Ltd., Series 2022-1A, Class
B, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.12%, 04/20/35
(a) (b)
........... 1,000 1,003,280
Regatta XX Funding Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.18% Floor +
1.18%), 5.44%, 01/15/38
(a) (b)
........... 1,250 1,250,978
Regatta XXIII Funding Ltd., Series 2021-4A,
Class C, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.58%, 01/20/35
(a) (b)
...... 3,000 3,006,000
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.59%, 01/20/38
(a) (b)
...... 3,000 3,010,107
Regatta XXVIII Funding Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.83%, 04/25/37
(a) (b)
...... 2,500 2,509,645
Riserva CLO Ltd., Series 2016-3A, Class CRR,
(3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.33%, 01/18/34
(a) (b)
........... 1,000 1,000,535
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
6.18%, 04/20/34 ................. 3,500 3,514,519
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 6.33%,
10/20/30 ...................... 2,300 2,305,022
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.98%), 6.30%,
05/20/31 ...................... 1,000 1,001,225
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.69%,
10/20/31 ...................... 1,628 1,630,276
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 6.33%,
10/20/31 ...................... 1,125 1,127,147

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 6.73%,
10/20/31 ...................... USD 700 $ 701,537
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 6.63%,
07/20/34 ...................... 2,000 2,005,976
Rockford Tower Europe CLO DAC, Series 2025-
1X, Class D, (3-mo. EURIBOR at 3.00% Floor
+ 3.00%), 5.21%, 10/25/27
(a) (c)
.......... EUR 970 1,138,496
RR 14 Ltd., Series 2021-14A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor + 1.38%),
5.64%, 04/15/36
(a) (b)
................. USD 1,500 1,502,225
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.81%, 04/15/37
(a) (b)
........... 7,500 7,528,232
Signal Peak CLO 14 Ltd., Series 2024-14A,
Class A, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.59%, 01/22/38
(a) (b)
...... 3,000 3,008,460
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
CR, (3-mo. CME Term SOFR at 2.41% Floor +
2.41%), 6.69%, 10/26/34
(a) (b)
........... 5,000 5,015,282
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.89%, 04/15/37
(a) (b)
........... 5,000 5,019,784
Silver Point CLO 6 Ltd., Series 2024-6A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.66%, 10/15/37
(a) (b)
........... 2,000 2,007,650
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 5.43%, 04/15/38
(a) (b)
........... 3,000 2,998,704
Silver Point CLO 9 Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.81%, 03/31/38
(a) (b)
........... 5,000 5,019,587
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.07%, 01/20/38
(a) (b)
...... 3,250 3,250,729
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 6.23%,
07/20/34 ...................... 3,000 3,005,793
Series 2021-19A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.53%,
07/20/34 ...................... 1,000 1,002,322
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class BR, (3-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.86%, 04/17/38
(a) (b)
...... 7,000 7,014,932
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 6.77%, 07/15/34
(a) (b)
...... 2,250 2,258,007
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 6.24%, 04/25/34
(a) (b)
...... 3,350 3,350,847
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.18%, 04/25/35
(a) (b)
...... 5,200 5,209,575
Southwick Park CLO LLC, Series 2019-4A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.59%, 07/20/32
(a) (b)
.......... 1,913 1,915,390
Structured Asset Securities Corp. Mortgage Loan
Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.75%,
10/25/36 ...................... 4,632 3,118,014
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.23% Floor + 0.34%),
4.66%, 01/25/37
(b)
................ 1,270 720,367
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.92%,
04/20/37 ...................... USD 9,000 $ 9,051,957
Series 2023-3A, Class CR, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.87%,
04/20/37 ...................... 1,000 1,006,537
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 6.52%,
04/20/36 ...................... 2,000 2,004,002
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.48%, 01/23/32
(a) (b)
...... 798 799,256
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 5.68%, 10/23/34
(a) (b)
...... 2,000 2,002,341
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
CR, (3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.29%, 01/29/32
(a) (b)
........... 4,000 4,008,808
TCW CLO Ltd., Series 2021-2A, Class C, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
6.64%, 07/25/34
(a) (b)
................. 2,500 2,507,442
Texas Debt Capital Euro CLO DAC, Series 2024-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.85%, 07/16/38
(a) (c)
.......... EUR 500 590,170
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 5.64%,
01/15/34 ...................... USD 2,000 2,003,600
Series 2016-6A, Class BR2, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 6.02%,
01/15/34 ...................... 2,000 2,002,186
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
6.42%, 01/15/34 ................. 1,650 1,652,854
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.67%, 04/15/33
(a) (b)
........... 6,500 6,514,514
TICP CLO XII Ltd., Series 2018-12A, Class CR,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 6.62%, 07/15/34
(a) (b)
........... 13,450 13,490,273
Trestles CLO VI Ltd., Series 2023-6A, Class
A1R, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 5.45%, 04/25/38
(a) (b)
.......... 2,000 1,999,096
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%, 03/17/38 7,000 6,918,215
Series 2020-SFR2, Class E2, 3.08%, 11/17/39 1,000 950,221
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.70%,
07/23/37 ...................... 7,000 7,024,304
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.08%,
07/23/37 ...................... 1,000 1,000,773
Series 2021-2A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.29%,
10/25/34 ...................... 1,500 1,504,948
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.77%, 07/23/37
(a) (b)
........... 2,000 2,006,178
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
.................. GBP 1,441 2,069,995
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
6.23%, 01/15/38
(a) (c)
................. EUR 1,010 1,205,833

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 6.43%,
04/18/31 ...................... USD 1,000 $ 1,002,230
Series 2014-4A, Class BR2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.35%), 6.59%,
07/14/31 ...................... 500 501,137
Warwick Capital CLO 4 Ltd.
(a)(b)
Series 2024-4A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.67%,
07/20/37 ...................... 13,500 13,551,161
Series 2024-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.02%,
07/20/37 ...................... 1,000 995,127
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class 1A,
(1-mo. CME Term SOFR at 0.31% Floor +
0.42%), 4.42%, 10/25/36
(a)
............ 10,640 8,007,640
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.63%, 07/18/37
(a) (b)
5,000 5,015,607
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.43%, 04/18/38
(a) (b)
. 6,000 5,991,496
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
6.03%, 07/24/36 ................. 10,265 10,245,756
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
6.28%, 07/24/36 ................. 2,000 2,008,224
Total Asset-Backed Securities — 10 .2%
(Cost: $ 1,075,385,886 ) ............................ 1,068,575,698
Shares
Shares
Common Stocks
Aerospace & Defense — 0.7%
Airbus SE .......................... 16,936 3,543,024
BAE Systems plc ..................... 1,017,124 26,397,304
Boeing Co. (The)
(e)
.................... 24,574 5,148,990
GE Aerospace ....................... 90,342 23,253,127
Hensoldt AG ........................ 6,899 792,480
L3Harris Technologies, Inc. .............. 30,230 7,582,893
RTX Corp. ......................... 58,194 8,497,488
Singapore Technologies Engineering Ltd. ..... 214,100 1,312,794
76,528,100
Automobile Components — 0.1%
Aptiv plc
(e)
.......................... 41,155 2,807,594
Bridgestone Corp. .................... 78,100 3,193,681
Cie Generale des Etablissements Michelin SCA 90,530 3,367,192
Lear Corp. ......................... 20,602 1,956,778
Magna International, Inc. ................ 37,350 1,443,807
12,769,052
Automobiles — 0.1%
General Motors Co. ................... 48,667 2,394,903
Honda Motor Co. Ltd. .................. 613,200 5,912,998
Isuzu Motors Ltd. ..................... 77,500 981,765
Yamaha Motor Co. Ltd. ................. 128,000 957,834
10,247,500
Security
Shares
Shares Value
Banks — 1.9%
Banco Bilbao Vizcaya Argentaria SA ........ 1,326,564 $ 20,426,789
Banco de Sabadell SA ................. 724,142 2,305,343
Banco Santander SA .................. 218,639 1,810,523
Bank of America Corp. ................. 249,825 11,821,719
Bank of Nova Scotia (The) ............... 168,043 9,292,189
BNP Paribas SA ..................... 22,449 2,013,713
BOC Hong Kong Holdings Ltd. ............ 505,000 2,198,387
CaixaBank SA ....................... 529,202 4,585,435
Citigroup, Inc. ....................... 309,822 26,372,049
Citizens Financial Group, Inc. ............ 336,713 15,067,907
Commerzbank AG .................... 47,808 1,506,575
Credit Agricole SA .................... 142,842 2,702,326
DBS Group Holdings Ltd. ............... 230,400 8,133,600
DNB Bank ASA ...................... 122,946 3,400,020
Erste Group Bank AG .................. 9,967 848,444
First Citizens BancShares, Inc. , Class A ...... 7,657 14,980,691
Flagstar Financial, Inc. ................. 481,626 5,105,235
HSBC Holdings plc ................... 688,871 8,332,715
ING Groep NV ....................... 83,128 1,821,974
Intesa Sanpaolo SpA .................. 348,087 2,005,124
M&T Bank Corp. ..................... 75,570 14,659,824
NatWest Group plc .................... 1,024,641 7,196,007
Nordea Bank Abp .................... 71,539 1,061,475
Oversea-Chinese Banking Corp. Ltd. ....... 470,200 6,029,523
Raiffeisen Bank International AG .......... 14,450 442,006
Sberbank of Russia PJSC
(e) (f)
............. 877,548 112
UniCredit SpA ....................... 34,481 2,313,102
United Overseas Bank Ltd. .............. 176,800 5,004,097
Wells Fargo & Co. .................... 160,867 12,888,664
194,325,568
Beverages — 0.4%
Coca-Cola Co. (The) .................. 385,466 27,271,719
Diageo plc ......................... 298,694 7,531,900
Keurig Dr Pepper, Inc. ................. 142,643 4,715,778
Pernod Ricard SA .................... 16,118 1,607,792
41,127,189
Biotechnology — 0.2%
AbbVie, Inc. ........................ 103,729 19,254,177
Broadline Retail — 0.2%
Amazon.com, Inc.
(e)
................... 94,715 20,779,524
Canadian Tire Corp. Ltd. , Class A .......... 7,258 988,111
NMG Parent LLC
(e) (f)
................... 3,714 —
PDD Holdings, Inc. , ADR
(e)
.............. 7,573 792,590
22,560,225
Building Products — 0.3%
Allegion plc ......................... 127,206 18,332,929
Belimo Holding AG (Registered) ........... 520 530,037
Carrier Global Corp. ................... 10,392 760,590
Cie de Saint-Gobain SA ................ 10,990 1,291,053
Geberit AG (Registered) ................ 1,339 1,054,523
Johnson Controls International plc ......... 23,800 2,513,756
Kingspan Group plc ................... 6,778 577,549
Nibe Industrier AB , Class B .............. 119,909 511,971
ROCKWOOL A/S , Class B .............. 8,905 417,398
Trane Technologies plc ................. 2,211 967,114
26,956,920
Capital Markets — 0.8%
Bank of New York Mellon Corp. (The) ....... 10,538 960,117
Carlyle Group, Inc. (The) ................ 79,214 4,071,600
Charles Schwab Corp. (The) ............. 249,619 22,775,238
Deutsche Bank AG (Registered) ........... 51,487 1,526,354
DigitalBridge Group, Inc. , Class A .......... 75,489 781,311

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Intercontinental Exchange, Inc. ........... 128,287 $ 23,536,816
Moody's Corp. ....................... 29,214 14,653,450
MSCI, Inc. ......................... 13,229 7,629,694
Raymond James Financial, Inc. ........... 7,057 1,082,332
State Street Corp. .................... 73,498 7,815,777
84,832,689
Chemicals — 0.5%
Air Liquide SA ....................... 88,954 18,342,416
Air Products & Chemicals, Inc. ............ 14,763 4,164,052
Akzo Nobel NV ...................... 7,745 543,418
Albemarle Corp. ..................... 9 564
Arkema SA ......................... 11,897 878,517
BASF SE .......................... 33,004 1,632,362
Croda International plc ................. 17,819 715,397
Evonik Industries AG .................. 23,605 487,646
International Flavors & Fragrances, Inc. ...... 58,585 4,308,927
Linde plc .......................... 606 284,323
Linde plc .......................... 6,867 3,218,245
Nutrien Ltd. ......................... 67,465 3,931,226
PPG Industries, Inc. ................... 46,665 5,308,144
Sherwin-Williams Co. (The) .............. 13,021 4,470,890
Sika AG (Registered) .................. 4,999 1,360,148
49,646,275
Commercial Services & Supplies — 0.2%
Bilfinger SE ......................... 7,308 703,450
Brambles Ltd. ....................... 186,005 2,872,623
Element Fleet Management Corp. ......... 52,890 1,324,823
Rentokil Initial plc ..................... 1,074,638 5,184,880
Republic Services, Inc. ................. 50,981 12,572,424
Securitas AB , Class B .................. 67,733 1,014,121
SPIE SA ........................... 21,039 1,183,034
24,855,355
Communications Equipment — 0.1%
Cisco Systems, Inc. ................... 155,946 10,819,533
F5, Inc.
(e)
.......................... 1,344 395,566
Telefonaktiebolaget LM Ericsson , Class B .... 372,650 3,184,415
14,399,514
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA 23,386 1,625,505
Bouygues SA ....................... 25,327 1,145,407
Eiffage SA ......................... 10,283 1,444,898
EMCOR Group, Inc. ................... 911 487,285
Ferrovial SE ........................ 40,444 2,157,392
MasTec, Inc.
(e)
....................... 2,616 445,845
Mcdermott International Ltd.
(e)
............ 1,327 14,597
Quanta Services, Inc. .................. 2,648 1,001,156
Skanska AB , Class B .................. 22,282 519,050
Vinci SA ........................... 93,549 13,795,707
22,636,842
Construction Materials — 0.1%
Amrize Ltd.
(e)
........................ 83,246 4,152,595
Buzzi SpA .......................... 7,565 419,556
Heidelberg Materials AG ................ 4,741 1,116,490
Holcim AG ......................... 83,246 6,181,776
Wienerberger AG ..................... 8,346 311,907
12,182,324
Consumer Finance — 0.1%
Capital One Financial Corp. .............. 42,725 9,090,171
Consumer Staples Distribution & Retail — 0.6%
Coles Group Ltd. ..................... 178,283 2,444,638
Costco Wholesale Corp. ................ 9,742 9,643,996
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Dollar General Corp. .................. 42,081 $ 4,813,225
Dollar Tree, Inc.
(e)
..................... 46,505 4,605,855
Koninklijke Ahold Delhaize NV ............ 126,585 5,287,006
Tesco plc .......................... 921,668 5,081,638
Walmart, Inc. ........................ 348,363 34,062,934
65,939,292
Containers & Packaging — 0.2%
Amcor plc .......................... 713,958 6,561,274
Avery Dennison Corp. .................. 28,609 5,020,021
Sealed Air Corp. ..................... 226,535 7,029,381
18,610,676
Distributors — 0.1%
Genuine Parts Co. .................... 6,080 737,565
LKQ Corp. ......................... 123,914 4,586,057
5,323,622
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc. ....... 128,977 4,115,656
LondonMetric Property plc ............... 2,277,731 6,360,332
Merlin Properties Socimi SA ............. 330,764 4,360,706
14,836,694
Diversified Telecommunication Services — 0.5%
Cellnex Telecom SA
(b) (c)
................. 48,033 1,870,320
Deutsche Telekom AG (Registered) ........ 17,004 622,408
Elisa OYJ .......................... 19,613 1,090,119
Infrastrutture Wireless Italiane SpA
(b) (c)
....... 261,641 3,199,335
Koninklijke KPN NV ................... 4,389,438 21,412,515
Telstra Group Ltd. .................... 557,662 1,778,174
TELUS Corp. ....................... 1,114,190 17,894,133
Verizon Communications, Inc. ............ 106,691 4,616,520
52,483,524
Electric Utilities — 1.4%
Acciona SA ......................... 4,649 838,514
Alliant Energy Corp. ................... 92,814 5,612,463
American Electric Power Co., Inc. .......... 136,266 14,138,960
CK Infrastructure Holdings Ltd. ............ 330,500 2,188,654
Constellation Energy Corp. .............. 3,562 1,149,671
Duke Energy Corp. ................... 90,499 10,678,882
Elia Group SA/NV .................... 6,352 733,620
Emera, Inc. ......................... 40,588 1,859,284
Endesa SA ......................... 43,122 1,365,893
Enel SpA .......................... 376,672 3,574,883
Entergy Corp. ....................... 132,356 11,001,431
Evergy, Inc. ......................... 172,936 11,920,478
Exelon Corp. ........................ 374,741 16,271,254
FirstEnergy Corp. .................... 219,718 8,845,847
Kyushu Electric Power Co., Inc. ........... 530,700 4,744,903
NextEra Energy, Inc. .................. 193,276 13,417,220
Origin Energy Ltd. .................... 227,640 1,618,050
PG&E Corp. ........................ 526,081 7,333,569
Pinnacle West Capital Corp. ............. 38,660 3,458,910
PPL Corp. ......................... 15,864 537,631
Southern Co. (The) ................... 130,961 12,026,149
SSE plc ........................... 103,383 2,603,198
Terna - Rete Elettrica Nazionale ........... 348,416 3,582,053
Xcel Energy, Inc. ..................... 136,801 9,316,148
148,817,665
Electrical Equipment — 0.3%
Eaton Corp. plc ...................... 3,089 1,102,742
Emerson Electric Co. .................. 7,480 997,309
GE Vernova, Inc. ..................... 2,825 1,494,849
Generac Holdings, Inc.
(e)
................ 1,866 267,230

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Hubbell, Inc. ........................ 47,479 $ 19,390,898
Legrand SA ........................ 4,217 565,198
Nexans SA ......................... 3,333 436,153
NKT A/S
(e)
.......................... 5,176 419,949
nVent Electric plc ..................... 4,139 303,182
Prysmian SpA ....................... 12,778 904,673
Siemens Energy AG
(e)
.................. 16,240 1,898,146
Vertiv Holdings Co. , Class A ............. 6,508 835,692
28,616,021
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. , Class A ............... 87,240 8,614,950
Jabil, Inc. .......................... 43,067 9,392,913
Keysight Technologies, Inc.
(e)
............. 2,811 460,610
Murata Manufacturing Co. Ltd. ............ 226,400 3,346,348
Omron Corp. ........................ 24,600 663,129
Ralliant Corp.
(e)
...................... 14,350 695,831
Yokogawa Electric Corp. ................ 31,000 828,130
24,001,911
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A .............. 432,778 16,592,709
Halliburton Co. ...................... 58,181 1,185,729
Schlumberger NV .................... 129,029 4,361,180
22,139,618
Entertainment — 0.1%
Electronic Arts, Inc. ................... 40,342 6,442,618
Walt Disney Co. (The) ................. 20,634 2,558,822
9,001,440
Financial Services — 0.3%
Aimbridge Topco LLC
(e) (f)
................ 22,562 1,331,183
Fidelity National Information Services, Inc. .... 112,551 9,162,777
Global Payments, Inc. ................. 28,130 2,251,525
Jack Henry & Associates, Inc. ............ 39,389 7,096,716
Mastercard, Inc. , Class A ................ 16,414 9,223,683
Visa, Inc. , Class A .................... 5,148 1,827,798
Voya Financial, Inc. ................... 64,417 4,573,607
35,467,289
Food Products — 0.2%
Associated British Foods plc ............. 43,831 1,238,417
H-Food Holdings LLC
(e)
................. 11,259 215,047
JDE Peet's NV ...................... 23,374 667,668
Kraft Heinz Co. (The) .................. 309,007 7,978,561
Lamb Weston Holdings, Inc. ............. 82,564 4,280,943
Nestle SA (Registered) ................. 77,405 7,696,098
Orkla ASA .......................... 95,730 1,042,643
23,119,377
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 3,484 536,919
Osaka Gas Co. Ltd. ................... 123,300 3,162,636
3,699,555
Ground Transportation — 0.5%
Canadian National Railway Co. ........... 88,848 9,257,678
Canadian Pacific Kansas City Ltd. ......... 28,962 2,297,946
CSX Corp. ......................... 240,428 7,845,166
Norfolk Southern Corp. ................. 31,527 8,069,966
Union Pacific Corp. ................... 120,430 27,708,535
West Japan Railway Co. ................ 80,500 1,840,316
57,019,607
Health Care Equipment & Supplies — 0.4%
Baxter International, Inc. ................ 546,163 16,537,816
Becton Dickinson & Co. ................ 35,747 6,157,421
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Coloplast A/S , Class B ................. 17,265 $ 1,643,679
Koninklijke Philips NV .................. 193,288 4,641,298
Medtronic plc ....................... 99,090 8,637,675
ResMed, Inc. ....................... 19,480 5,025,840
42,643,729
Health Care Providers & Services — 0.8%
Brookdale Senior Living, Inc.
(e)
............ 252,607 1,758,145
Cardinal Health, Inc. ................... 96,075 16,140,600
Cencora, Inc. ....................... 13,884 4,163,117
Centene Corp.
(e)
..................... 41,023 2,226,728
Cigna Group (The) .................... 8,258 2,729,930
CVS Health Corp. .................... 169,606 11,699,422
Elevance Health, Inc. .................. 7,581 2,948,706
Labcorp Holdings, Inc. ................. 13,464 3,534,435
McKesson Corp. ..................... 6,267 4,592,332
Sonic Healthcare Ltd. .................. 62,504 1,103,270
UnitedHealth Group, Inc. ................ 79,051 24,661,540
Universal Health Services, Inc. , Class B ..... 35,567 6,442,962
82,001,187
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 90,009 6,537,354
American Healthcare REIT, Inc. ........... 174,341 6,405,288
CareTrust REIT, Inc. ................... 173,651 5,313,721
Healthcare Realty Trust, Inc. , Class A ....... 252,647 4,006,981
Welltower, Inc. ....................... 30,547 4,695,990
26,959,334
Hotel & Resort REITs — 0.0%
Invincible Investment Corp. .............. 2,404 1,035,233
Japan Hotel REIT Investment Corp. ........ 3,123 1,650,443
2,685,676
Hotels, Restaurants & Leisure — 0.1%
Domino's Pizza, Inc. ................... 14,580 6,569,748
Evolution AB
(b) (c)
...................... 22,154 1,759,540
FDJ United
(b) (c)
....................... 14,354 563,256
New Topco
(e) (f) (g)
...................... 12,872 —
Restaurant Brands International, Inc. ........ 42,411 2,813,281
Whitbread plc ....................... 24,358 945,237
12,651,062
Household Durables — 0.2%
Garmin Ltd. ......................... 7,033 1,467,928
Sekisui House Ltd. .................... 81,800 1,800,364
Taylor Wimpey plc .................... 8,136,834 13,268,845
16,537,137
Household Products — 0.3%
Colgate-Palmolive Co. ................. 252,666 22,967,340
Reckitt Benckiser Group plc .............. 93,590 6,376,006
29,343,346
Independent Power and Renewable Electricity Producers — 0.0%
Northland Power, Inc. .................. 224,541 3,523,731
Industrial Conglomerates — 0.0%
DCC plc ........................... 13,011 844,422
Sekisui Chemical Co. Ltd. ............... 51,900 939,944
Siemens AG (Registered) ............... 9,467 2,431,677
Swire Pacific Ltd. , Class A ............... 54,500 467,180
4,683,223
Industrial REITs — 0.4%
Americold Realty Trust, Inc. .............. 227,819 3,788,630
EastGroup Properties, Inc. .............. 35,332 5,904,684
Goodman Group ..................... 247,237 5,573,865
Mitsui Fudosan Logistics Park, Inc. ......... 2,958 2,147,447

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
38
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs (continued)
Prologis, Inc. ........................ 38,296 $ 4,025,676
Rexford Industrial Realty, Inc. ............ 115,058 4,092,613
STAG Industrial, Inc. .................. 177,122 6,425,986
Tritax Big Box REIT plc ................. 1,571,492 3,199,798
Warehouses De Pauw CVA .............. 127,626 3,126,481
38,285,180
Insurance — 1.0%
Admiral Group plc .................... 34,395 1,544,562
Allianz SE (Registered) ................. 20,591 8,356,519
American International Group, Inc. ......... 73,680 6,306,271
ASR Nederland NV ................... 22,203 1,475,291
Assurant, Inc. ....................... 106,060 20,945,789
AXA SA ........................... 180,989 8,887,472
Brown & Brown, Inc. ................... 30,951 3,431,537
Fidelity National Financial, Inc. , Class A ...... 135,013 7,568,829
Globe Life, Inc. ...................... 58,693 7,294,953
Hartford Insurance Group, Inc. (The) ........ 58,285 7,394,618
Poste Italiane SpA
(b) (c)
.................. 60,812 1,306,598
Power Corp. of Canada ................ 75,134 2,934,737
Tryg A/S ........................... 48,453 1,252,568
Willis Towers Watson plc ................ 19,005 5,825,033
Zurich Insurance Group AG .............. 25,198 17,631,625
102,156,402
Interactive Media & Services — 1.0%
Alphabet, Inc. , Class A ................. 191,775 33,796,508
Alphabet, Inc. , Class C ................. 86,753 15,389,115
Meta Platforms, Inc. , Class A ............. 76,624 56,555,408
105,741,031
IT Services — 0.4%
Accenture plc , Class A ................. 75,105 22,448,133
Cognizant Technology Solutions Corp. , Class A . 140,682 10,977,416
NEXTDC Ltd.
(e)
...................... 309,696 2,956,161
Otsuka Corp. ....................... 31,900 649,848
SCSK Corp. ........................ 21,300 641,720
Travelport Technology Ltd.
(e) (f)
............. 246 661,007
38,334,285
Leisure Products — 0.0%
Hasbro, Inc. ........................ 48,475 3,578,425
Life Sciences Tools & Services — 0.0%
ICON plc
(e)
......................... 9,660 1,405,047
Machinery — 0.8%
Aalberts NV ........................ 8,810 319,973
Alstom SA
(e)
........................ 51,674 1,206,120
Atlas Copco AB , Class A ................ 86,473 1,397,923
Caterpillar, Inc. ...................... 3,147 1,221,697
CNH Industrial NV .................... 183,077 2,372,678
Cummins, Inc. ....................... 1,221 399,878
Fortive Corp. ........................ 43,050 2,244,197
GEA Group AG ...................... 16,138 1,131,275
Georg Fischer AG (Registered) ........... 10,647 871,401
IMI plc ............................ 33,798 972,542
Indutrade AB ........................ 17,980 490,946
Interpump Group SpA .................. 16,511 687,061
KION Group AG ...................... 17,519 978,572
Knorr-Bremse AG .................... 10,776 1,045,239
Komatsu Ltd. ....................... 122,200 4,031,811
Kone OYJ , Class B ................... 46,612 3,070,832
Konecranes OYJ ..................... 10,423 828,230
Kubota Corp. ....................... 134,200 1,513,360
Middleby Corp. (The)
(e)
................. 18,360 2,643,840
Nordson Corp. ....................... 12,007 2,573,941
Security
Shares
Shares Value
Machinery (continued)
Otis Worldwide Corp. .................. 248,384 $ 24,594,984
Palfinger AG ........................ 3,764 158,950
Parker-Hannifin Corp. .................. 28,013 19,566,240
SKF AB , Class B ..................... 47,628 1,094,030
SMC Corp. ......................... 34,700 12,435,176
Vossloh AG ......................... 4,557 454,554
88,305,450
Media — 0.3%
Comcast Corp. , Class A ................ 441,301 15,750,033
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 30,859 )
(e) (f) (h)
........... 8,482 754,898
Omnicom Group, Inc. .................. 86,556 6,226,838
WPP plc ........................... 753,547 5,305,717
28,037,486
Metals & Mining — 0.1%
Alrosa PJSC
(e) (f)
...................... 607,124 78
ArcelorMittal SA ...................... 25,333 804,432
Aurubis AG ......................... 3,819 397,710
Freeport-McMoRan, Inc. ................ 8,799 381,437
JFE Holdings, Inc. .................... 80,000 930,613
Novolipetsk Steel PJSC
(e) (f)
.............. 14 —
Southern Copper Corp. ................. 4,286 433,615
Teck Resources Ltd. , Class B ............ 74,104 2,992,319
5,940,204
Multi-Utilities — 0.8%
Ameren Corp. ....................... 69,657 6,689,858
CenterPoint Energy, Inc. ................ 14,339 526,815
CMS Energy Corp. .................... 394,194 27,309,760
Consolidated Edison, Inc. ............... 27,032 2,712,661
Dominion Energy, Inc. .................. 57,820 3,267,987
E.ON SE .......................... 86,920 1,601,557
National Grid plc ..................... 916,361 13,450,954
NiSource, Inc. ....................... 80,813 3,259,997
Public Service Enterprise Group, Inc. ....... 92,024 7,746,580
Sempra ........................... 117,449 8,899,111
Veolia Environnement SA ............... 93,994 3,355,762
WEC Energy Group, Inc. ................ 6,012 626,450
79,447,492
Office REITs — 0.1%
BXP, Inc. .......................... 86,797 5,856,194
Kilroy Realty Corp. .................... 144,467 4,956,663
Orix JREIT, Inc. ...................... 1,107 1,444,131
12,256,988
Oil, Gas & Consumable Fuels — 1.6%
Antero Resources Corp.
(e)
............... 8,918 359,217
BP plc ............................ 1,401,476 6,982,570
Cheniere Energy, Inc. .................. 37,025 9,016,328
Coterra Energy, Inc. ................... 18,361 466,002
DT Midstream, Inc. .................... 21,063 2,315,034
Enbridge, Inc. ....................... 138,796 6,293,852
Energy Transfer LP ................... 236,163 4,281,635
Eni SpA ........................... 289,963 4,684,098
Enterprise Products Partners LP ........... 127,183 3,943,945
EQT Corp. ......................... 10,923 637,029
Expand Energy Corp. .................. 4,926 576,047
Exxon Mobil Corp. .................... 59,558 6,420,353
Gibson Energy, Inc. ................... 59,630 1,046,563
Hess Corp. ......................... 61,152 8,471,998
Kinder Morgan, Inc. ................... 226,711 6,665,303
Kinetik Holdings, Inc. , Class A ............ 63,313 2,788,938
Koninklijke Vopak NV .................. 117,762 5,849,153
Kosmos Energy Ltd.
(e)
.................. 3,155,602 5,427,636

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
39
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
LUKOIL PJSC
(e) (f)
..................... 417,114 $ 53
MPLX LP .......................... 91,246 4,700,082
Novatek PJSC
(e) (f)
..................... 690 —
ONEOK, Inc. ........................ 8,424 687,651
Pembina Pipeline Corp. ................ 269,650 10,124,622
Plains All American Pipeline LP
(e)
.......... 220,018 4,030,730
Plains GP Holdings LP , Class A ........... 163,873 3,184,052
Range Resources Corp. ................ 7,973 324,262
Shell plc ........................... 628,739 22,025,855
South Bow Corp. ..................... 38,270 992,858
Sunoco LP ......................... 16,653 892,434
Targa Resources Corp. ................. 5,442 947,343
TC Energy Corp. ..................... 219,071 10,693,786
TotalEnergies SE ..................... 121,743 7,441,256
Western Midstream Partners LP ........... 65,487 2,534,347
Williams Cos., Inc. (The) ................ 288,127 18,097,257
162,902,289
Passenger Airlines — 0.0%
Qantas Airways Ltd. ................... 102,613 724,917
Singapore Airlines Ltd. ................. 217,000 1,190,192
1,915,109
Personal Care Products — 0.1%
Unilever plc ......................... 130,852 7,985,408
Pharmaceuticals — 1.1%
AstraZeneca plc ..................... 257,002 35,766,754
Bayer AG (Registered) ................. 132,946 4,005,303
Kyowa Kirin Co. Ltd. ................... 32,100 549,465
Novo Nordisk A/S , Class B .............. 432,184 29,947,780
Orion OYJ , Class B ................... 14,568 1,096,002
Recordati Industria Chimica e Farmaceutica SpA 14,843 932,956
Roche Holding AG .................... 28,087 9,258,596
Sanofi SA .......................... 304,155 29,446,375
111,003,231
Professional Services — 0.5%
Intertek Group plc .................... 21,716 1,414,549
Leidos Holdings, Inc. .................. 73,787 11,640,637
Paychex, Inc. ....................... 46,676 6,789,491
RELX plc .......................... 448,266 24,223,709
SS&C Technologies Holdings, Inc. ......... 135,664 11,232,979
Teleperformance SE ................... 7,268 705,922
56,007,287
Real Estate Management & Development — 0.2%
ADLER Group SA
(e) (f)
.................. 664,216 8
CK Asset Holdings Ltd. ................. 457,000 2,019,403
Lendlease Corp. Ltd.
(g)
................. 324,348 1,149,396
Mitsubishi Estate Co. Ltd. ............... 188,300 3,530,082
Mitsui Fudosan Co. Ltd. ................ 149,800 1,450,226
Tokyu Fudosan Holdings Corp. ............ 211,400 1,510,712
VGP NV ........................... 21,806 2,205,647
Vonovia SE ......................... 117,445 4,163,823
Wharf Real Estate Investment Co. Ltd. ...... 989,000 2,807,368
18,836,665
Residential REITs — 0.3%
AvalonBay Communities, Inc. ............ 56,393 11,475,975
Essex Property Trust, Inc. ............... 21,005 5,952,817
Invitation Homes, Inc. .................. 13,864 454,739
Sun Communities, Inc. ................. 57,483 7,271,025
UNITE Group plc (The) ................. 333,267 3,884,141
29,038,697
Security
Shares
Shares Value
Retail REITs — 0.2%
Agree Realty Corp. ................... 82,449 $ 6,023,724
Federal Realty Investment Trust ........... 30,529 2,899,950
Link REIT .......................... 562,700 3,014,099
Regency Centers Corp. ................ 73,351 5,224,792
Simon Property Group, Inc. .............. 42,314 6,802,398
23,964,963
Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc. ................. 118,151 21,629,903
BE Semiconductor Industries NV .......... 10,825 1,618,915
Broadcom, Inc. ...................... 160,657 44,285,102
Intel Corp. ......................... 59,394 1,330,426
Lasertec Corp. ...................... 10,900 1,461,261
MediaTek, Inc. ....................... 305,000 13,068,842
Monolithic Power Systems, Inc. ........... 10,836 7,925,234
NVIDIA Corp. ....................... 42,730 6,750,913
QUALCOMM, Inc. .................... 13,323 2,121,821
STMicroelectronics NV, NYRS , ADR ........ 165,085 5,020,235
Taiwan Semiconductor Manufacturing Co. Ltd. . 1,083,000 39,604,610
Teradyne, Inc. ....................... 7,426 667,746
145,485,008
Software — 1.4%
Microsoft Corp. ...................... 194,922 96,956,152
Oracle Corp. ........................ 119,717 26,173,728
Salesforce, Inc. ...................... 80,333 21,906,006
Trend Micro, Inc. ..................... 17,300 1,196,569
146,232,455
Specialized REITs — 0.7%
American Tower Corp. ................. 24,391 5,390,899
Crown Castle, Inc. .................... 118,093 12,131,694
DigiCo Infrastructure REIT
(g)
............. 424,896 940,506
Digital Realty Trust, Inc. ................ 65,574 11,431,515
EPR Properties ...................... 44,030 2,565,188
Equinix, Inc. ........................ 21,468 17,077,150
Iron Mountain, Inc. .................... 55,804 5,723,816
Keppel DC REIT ..................... 1,772,000 3,248,199
National Storage REIT
(g)
................ 959,316 1,453,636
Public Storage ....................... 19,653 5,766,583
SBA Communications Corp. ............. 3,347 786,009
Smartstop Self Storage REIT, Inc. .......... 128,892 4,669,757
VICI Properties, Inc. ................... 192,803 6,285,378
77,470,330
Specialty Retail — 0.3%
Home Depot, Inc. (The) ................ 67,300 24,674,872
Industria de Diseno Textil SA ............. 148,250 7,733,721
Tractor Supply Co. .................... 47,253 2,493,541
34,902,134
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc. ......................... 100,502 20,619,995
FUJIFILM Holdings Corp. ............... 153,400 3,321,967
Hewlett Packard Enterprise Co. ........... 46,758 956,201
HP, Inc. ........................... 246,643 6,032,888
Pure Storage, Inc. , Class A
(e)
............. 6,409 369,030
Ricoh Co. Ltd. ....................... 71,700 676,662
Samsung Electronics Co. Ltd. , GDR
(b) (c)
...... 12,669 13,993,993
Seiko Epson Corp. .................... 40,700 534,905
Western Digital Corp. .................. 86,296 5,522,081
52,027,722
Textiles, Apparel & Luxury Goods — 0.1%
Burberry Group plc
(e)
.................. 159,085 2,584,052
NIKE, Inc. , Class B ................... 27,004 1,918,364

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
40
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Swatch Group AG (The) ................ 22,732 $ 3,711,248
8,213,664
Tobacco — 0.1%
British American Tobacco plc ............. 160,782 7,644,600
Trading Companies & Distributors — 0.3%
AddTech AB , Class B .................. 16,183 551,704
Brenntag SE ........................ 17,242 1,142,282
ITOCHU Corp. ...................... 160,300 8,394,113
Mitsubishi Corp. ...................... 442,200 8,835,989
Rexel SA .......................... 19,272 594,400
RS GROUP plc ...................... 87,354 689,569
Sumitomo Corp. ..................... 147,300 3,801,330
Toyota Tsusho Corp. ................... 86,400 1,957,068
WESCO International, Inc. ............... 24,820 4,596,664
30,563,119
Transportation Infrastructure — 0.6%
Aena SME SA
(b) (c)
..................... 868,820 23,192,090
Aeroports de Paris SA ................. 27,032 3,389,063
Atlas Arteria Ltd.
(g)
.................... 248,389 832,468
Auckland International Airport Ltd. ......... 1,177,158 5,557,322
Flughafen Zurich AG (Registered) .......... 9,269 2,642,816
Japan Airport Terminal Co. Ltd. ........... 118,300 3,777,574
Transurban Group
(g)
................... 2,266,431 20,853,345
60,244,678
Water Utilities — 0.1%
Essential Utilities, Inc. .................. 80,859 3,003,103
Guangdong Investment Ltd. .............. 2,966,000 2,485,309
Severn Trent plc ..................... 82,843 3,112,593
United Utilities Group plc ................ 90,356 1,418,839
10,019,844
Wireless Telecommunication Services — 0.0%
Mobile TeleSystems PJSC
(e) (f)
............. 26,804 3
Total Common Stocks — 27 .1%
(Cost: $ 2,427,630,170 ) ............................ 2,839,461,813
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 1,170 1,212,492
ATI, Inc.
4.88% , 10/01/29 ................... 614 601,395
7.25% , 08/15/30 ................... 188 197,006
5.13% , 10/01/31 ................... 683 667,524
Axon Enterprise, Inc.
(b)
6.13% , 03/15/30 ................... 94 96,666
6.25% , 03/15/33 ................... 209 215,199
Boeing Co. (The)
2.20% , 02/04/26 ................... 4,363 4,294,904
3.10% , 05/01/26 ................... 937 924,547
6.26% , 05/01/27 ................... 128 131,688
3.63% , 02/01/31 ................... 4,055 3,820,313
3.60% , 05/01/34 ................... 3,809 3,356,936
Bombardier, Inc.
(b)
6.00% , 02/15/28 ................... 202 203,216
8.75% , 11/15/30 ................... 1,462 1,582,730
7.25% , 07/01/31 ................... 555 582,584
7.00% , 06/01/32 ................... 280 291,588
6.75% , 06/15/33 ................... 320 331,584
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
... 130 126,824
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Czechoslovak Group A/S, 5.25%, 01/10/31
(c)
.. EUR 1,300 $ 1,554,784
Efesto Bidco SpA, Series XR, 7.50%, 02/15/32
(b)
USD 1,556 1,575,459
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 107 109,894
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 369 375,103
L3Harris Technologies, Inc.
5.35% , 06/01/34 ................... 95 97,106
4.85% , 04/27/35 ................... 594 581,125
Lockheed Martin Corp.
4.75% , 02/15/34 ................... 263 261,454
4.80% , 08/15/34 ................... 199 198,316
RTX Corp.
5.15% , 02/27/33 ................... 808 825,919
6.10% , 03/15/34 ................... 500 540,556
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 ................... 446 473,211
9.75% , 11/15/30 ................... 432 476,432
TransDigm, Inc.
(b)
6.75% , 08/15/28 ................... 587 599,409
6.38% , 03/01/29 ................... 1,634 1,676,388
7.13% , 12/01/31 ................... 224 234,689
6.63% , 03/01/32 ................... 4,172 4,319,662
6.00% , 01/15/33 ................... 2,201 2,212,960
6.38% , 05/31/33 ................... 3,795 3,798,440
Triumph Group, Inc., 9.00%, 03/15/28
(b)
..... 798 833,942
39,382,045
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10% , 08/05/29 ................... 414 392,280
2.40% , 05/15/31 ................... 238 210,778
Rand Parent LLC, 8.50%, 02/15/30
(b)
....... 269 270,119
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(b)
. 129 136,747
1,009,924
Automobile Components — 0.2%
Aptiv Swiss Holdings Ltd.
4.35% , 03/15/29 ................... 488 480,939
4.65% , 09/13/29 ................... 771 768,990
3.25% , 03/01/32 ................... 1,101 985,416
5.15% , 09/13/34 ................... 1,004 968,997
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.39%), 6.88% ,
12/15/54
(a)
..................... 541 546,378
Clarios Global LP
6.75% , 05/15/28
(b)
.................. 546 560,444
6.75% , 02/15/30
(b)
.................. 2,065 2,147,160
4.75% , 06/15/31
(b)
.................. EUR 300 354,742
4.75% , 06/15/31
(c)
.................. 1,302 1,539,580
Dana, Inc.
4.25% , 09/01/30 ................... USD 100 98,561
4.50% , 02/15/32 ................... 153 149,559
Forvia SE
(c)
2.75% , 02/15/27 ................... EUR 230 266,505
5.50% , 06/15/31 ................... 588 683,269
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
USD 133 138,470
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 352 344,046
6.63% , 07/15/30 ................... 256 261,129
5.25% , 04/30/31 ................... 15 14,406
5.63% , 04/30/33 ................... 66 63,192
Icahn Enterprises LP
5.25% , 05/15/27 ................... 2,017 1,954,334
9.75% , 01/15/29 ................... 173 168,058
4.38% , 02/01/29 ................... 294 247,130
10.00% , 11/15/29
(b)
................. 340 336,608

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
IHO Verwaltungs GmbH
(c)(i)
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(a)
..................... EUR 1,164 $ 1,435,302
6.75% , ( 6.75 % Cash or 7.50 % PIK), 11/15/29 550 676,461
Mahle GmbH
(c)
2.38% , 05/14/28 ................... 1,400 1,566,827
6.50% , 05/02/31 ................... 864 1,033,064
Schaeffler AG
(c)
4.25% , 04/01/28 ................... 800 948,239
5.38% , 04/01/31 ................... 400 481,242
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... USD 748 739,695
ZF Europe Finance BV, 7.00%, 06/12/30
(c)
.... EUR 1,100 1,298,544
ZF Finance GmbH
(c)
5.75% , 08/03/26 ................... 1,200 1,424,848
2.75% , 05/25/27 ................... 300 337,360
2.25% , 05/03/28 ................... 2,200 2,348,808
25,368,303
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(b)
................. USD 240 227,253
10.38% , 03/31/29
(c)
................. GBP 1,488 1,902,988
Ford Motor Co.
9.63% , 04/22/30 ................... USD 109 125,350
3.25% , 02/12/32 ................... 180 151,758
General Motors Co., 5.35%, 04/15/28 ...... 880 893,378
Hyundai Capital America, 4.88%, 06/23/27
(b)
.. 1,605 1,614,259
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
.... 400 366,968
RCI Banque SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34 ................. EUR 2,300 2,849,516
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37 ................. 1,500 1,782,616
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
.... USD 360 353,708
10,267,794
Banks — 3.2%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a) (c)
EUR 1,100 1,321,517
ABN AMRO Bank NV, (5-Year EUR Swap Annual
+ 3.90%), 6.38%
(a) (c) (j)
............... 700 851,228
AIB Group plc
(a)
(5-Year EURIBOR ICE Swap Rate + 4.39%),
7.13%
(c) (j)
...................... 587 731,215
(1-day SOFR + 1.65%), 5.32% , 05/15/31
(b)
. USD 2,100 2,136,837
(5-Year EURIBOR ICE Swap Rate + 3.71%),
6.00%
(c) (j)
...................... EUR 3,525 4,126,322
Al Rajhi Sukuk Ltd., (6-Year USD Constant
Maturity + 1.59%), 6.25%
(a) (c) (j)
.......... USD 1,160 1,161,844
Alpha Services & Holdings SA
(5-Year EURIBOR ICE Swap Rate + 5.18%),
7.50%
(a) (c) (j)
..................... EUR 1,587 1,984,025
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................. USD 2,800 2,877,460
Australia & New Zealand Banking Group Ltd.,
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.82%,
06/18/36
(a) (b)
..................... 2,165 2,198,972
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a) (c)
..................... EUR 2,097 2,470,576
Banco Bilbao Vizcaya Argentaria SA
(a)(j)
(5-Year EURIBOR ICE Swap Rate + 5.54%),
8.38%
(c)
....................... 1,200 1,563,729
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity at 0.00% Floor + 5.10%),
9.38% ........................ USD 751 828,799
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EUR Swap Annual + 4.27%), 6.88%
(c)
EUR 3,200 $ 3,990,894
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.25%), 7.75% .... USD 2,089 2,117,637
Banco BPM SpA
(a)(c)(j)
(5-Year EURIBOR ICE Swap Rate + 4.07%),
6.25% ........................ EUR 842 1,006,809
(5-Year EURIBOR ICE Swap Rate + 4.55%),
7.25% ........................ 1,938 2,436,961
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a) (b) (j)
.......... USD 337 355,764
Banco de Sabadell SA
(a)(c)(j)
(5-Year EUR Swap Annual + 5.17%), 5.00% EUR 600 707,653
(5-Year EUR Swap Annual + 4.28%), 6.50% 400 482,960
Banco Espirito Santo SA
(c)(e)(k)
2.63% , 05/08/17 ................... 800 207,319
4.75% , 01/15/22 ................... 1,500 388,723
4.00% , 01/21/25 ................... 5,400 1,399,405
Banco Mercantil del Norte SA
(a)(b)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.64%), 5.88% .... USD 764 745,855
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.07%), 8.38% .... 708 717,119
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
732 610,488
Banco Santander SA
(a)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.31%), 9.63% .... 1,000 1,103,967
(5-Year EUR Swap Annual + 4.43%), 7.00%
(c)
EUR 1,000 1,250,868
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.30%), 9.63% .... USD 2,600 3,032,177
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.91%), 8.00% .... 2,800 2,961,347
Bancolombia SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.32%), 8.63%, 12/24/34
(a)
............ 571 599,670
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
...... 606 618,956
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a) (b) (c)
.......... 1,018 997,579
Bank of America Corp.
(a)
Series TT , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.23%),
6.13%
(j)
....................... 1,933 1,964,239
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 ...................... 13,129 12,973,109
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ...................... 6,526 6,425,824
(1-day SOFR + 2.04%), 4.95% , 07/22/28 .. 2,867 2,900,035
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ...................... 3,491 3,412,396
(1-day SOFR + 1.11%), 4.62% , 05/09/29 .. 3,211 3,231,377
(1-day SOFR + 1.06%), 2.09% , 06/14/29 .. 2,089 1,958,084
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63%
(j)
.... 1,820 1,884,888
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31 ...................... 962 986,002
(1-day SOFR + 1.91%), 5.29% , 04/25/34 .. 1,348 1,375,006
(1-day SOFR + 1.31%), 5.51% , 01/24/36 .. 33 33,931
Bank of Ireland Group plc, (5-Year EURIBOR ICE
Swap Rate + 3.63%), 6.13%
(a) (c) (j)
........ EUR 1,884 2,185,969
Bank of Nova Scotia (The), (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.02%), 8.00%, 01/27/84
(a)
............ USD 744 788,983
Bankinter SA
(a)(c)(j)
(5-Year EURIBOR ICE Swap Rate + 4.71%),
7.38% ........................ EUR 3,400 4,295,395

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EURIBOR ICE Swap Rate + 3.86%),
6.00% ........................ EUR 1,800 $ 2,126,671
Barclays plc
(a)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.87%), 6.13% .... USD 1,176 1,176,448
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(c)
.... GBP 1,766 2,555,072
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% .... USD 1,795 1,670,858
(BPSWS5 + 5.64%), 9.25% ........... GBP 1,408 2,078,435
(USISSO05 + 5.78%), 9.63% .......... USD 3,361 3,733,090
(USISSO05 + 3.69%), 7.63% .......... 1,008 1,012,327
BBVA Mexico SA Institucion de Banca Multiple
Grupo Financiero BBVA Mexico, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.38%), 7.63%, 02/11/35
(a) (c)
.... 295 302,375
BNP Paribas SA
(a)
(1-day SOFR + 1.45%), 4.79% , 05/09/29
(b)
. 3,143 3,159,049
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.90%), 7.75%
(b) (j)
... 6,177 6,496,814
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.90%), 7.75%
(c) (j)
... 1,400 1,472,485
(5-Year EUR Swap Annual + 4.65%),
6.88%
(c) (j)
...................... EUR 4,400 5,597,619
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.94%), 4.50%
(b) (j)
... USD 924 822,807
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(a) (c) (j)
............ EUR 1,375 1,660,238
CaixaBank SA
(a)
(5-Year EUR Swap Annual + 6.35%),
5.88%
(c) (j)
...................... 1,000 1,220,810
(1-day SOFR + 1.14%), 4.63% , 07/03/29
(b)
. USD 2,393 2,398,960
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50%
(c) (j)
...................... EUR 4,800 6,205,441
(5-Year EURIBOR ICE Swap Rate + 3.94%),
6.25%
(c) (j)
...................... 600 720,905
Citibank NA, 4.58%, 05/29/27 ........... USD 3,939 3,960,634
Citigroup, Inc.
(1-day SOFR + 1.28%), 3.07% , 02/24/28
(a)
. 137 133,963
(1-day SOFR + 1.14%), 4.64% , 05/07/28
(a)
. 3,142 3,150,328
(1-day SOFR + 0.87%), 4.79% , 03/04/29
(a)
. 6,983 7,033,152
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13%
(a) (j)
...................... 1,611 1,660,474
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75%
(a) (j)
...................... 1,556 1,567,458
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95%
(a) (j)
...................... 1,915 1,955,826
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(a)
. 1,640 1,632,566
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(a)
. 425 397,613
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(a)
. 3,151 2,889,100
(1-day SOFR + 3.91%), 4.41% , 03/31/31
(a)
. 281 278,018
(1-day SOFR + 1.46%), 4.95% , 05/07/31
(a)
. 3,336 3,374,021
(1-day SOFR + 2.11%), 2.57% , 06/03/31
(a)
. 405 367,299
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(a)
. 665 589,136
5.88% , 02/22/33 ................... 1,705 1,768,185
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(a)
. 375 350,541
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(a)
. 269 268,397
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00%
(a) (j)
...................... 235 247,024
(1-day SOFR + 1.83%), 6.02% , 01/24/36
(a)
. 3,839 3,942,336
Commerzbank AG
(a)(c)(j)
(5-Year EUR Swap Annual + 6.74%), 6.50% EUR 2,600 3,227,289
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ........................ EUR 2,400 $ 3,139,515
(5-Year EURIBOR ICE Swap Rate + 4.24%),
6.63% ........................ 200 240,007
Cooperatieve Rabobank UA
(c)(j)
(5-Year EUR Swap Annual + 4.68%), 4.38%
(a)
1,000 1,174,404
(5-Year EUR Swap Annual + 3.72%), 4.88%
(a)
1,200 1,411,957
6.50%
(d)
......................... 446 598,644
Credit Agricole SA
(a)
(5-Year USD Swap Semi + 6.19%), 8.13%
(b) (j)
USD 440 445,500
(1-day SOFR + 1.46%), 5.22% , 05/27/31
(b)
. 4,644 4,730,599
(5-Year EURIBOR ICE Swap Rate + 3.64%),
5.88%
(c) (j)
...................... EUR 2,100 2,452,090
DNB Bank ASA, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.72%),
7.38%
(a) (c) (j)
..................... USD 1,313 1,345,168
Eurobank Ergasias Services & Holdings SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 4.45%),
6.63%
(j)
....................... EUR 700 830,012
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25% , 04/30/35 ................. 1,175 1,372,996
Eurobank SA, (1-Year EURIBOR ICE Swap Rate
+ 1.70%), 4.00%, 02/07/36
(a) (c)
......... 2,112 2,442,120
First Horizon Corp., (1-day SOFR + 1.77%),
5.51%, 03/07/31
(a)
................. USD 865 877,464
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
...................... 1,322 1,329,487
HSBC Holdings plc
(a)
(5-Year USD Swap Rate + 3.75%), 6.00%
(j)
. 1,950 1,948,028
(1-day SOFR + 3.35%), 7.39% , 11/03/28 .. 200 212,398
(5-Year EUR Swap Annual + 3.84%),
4.75%
(c) (j)
...................... EUR 4,014 4,705,510
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.65%), 4.60%
(j)
.... USD 2,099 1,912,299
(1-day SOFR + 1.29%), 5.13% , 03/03/31 .. 3,430 3,475,797
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.25%), 4.70%
(j)
.... 733 664,427
HSBC USA, Inc., 4.65%, 06/03/28 ........ 3,923 3,953,943
ING Groep NV
(a)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.86%), 3.88% .... 1,424 1,323,007
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.71%), 7.50%
(c)
... 699 720,844
(USISSO05 + 4.36%), 8.00%
(c)
......... 4,367 4,640,243
(USISSO05 + 4.08%), 7.25%
(c)
......... 2,300 2,337,375
Intesa Sanpaolo SpA
(a)(c)(j)
(5-Year EURIBOR ICE Swap Rate + 6.26%),
9.13% ........................ EUR 6,078 8,297,237
(5-Year EUR Swap Annual + 6.09%), 5.88% 680 827,531
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.89%), 2.18% , 06/01/28 .. USD 1,181 1,135,023
(3-mo. CME Term SOFR + 1.38%), 4.01% ,
04/23/29 ...................... 784 777,103
(3-mo. CME Term SOFR + 1.52%), 4.20% ,
07/23/29 ...................... 312 310,682
(1-day SOFR + 1.45%), 5.30% , 07/24/29 .. 4,932 5,063,745
(1-day SOFR + 1.16%), 5.58% , 04/22/30 .. 5,449 5,658,007
(1-day SOFR + 1.13%), 5.00% , 07/22/30 .. 3,986 4,058,793
(1-day SOFR + 2.04%), 2.52% , 04/22/31 .. 1,364 1,247,099
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 2,827 2,876,818
(1-day SOFR + 1.68%), 5.57% , 04/22/36 .. 2,965 3,072,758
KBC Group NV
(a)(c)(j)
(5-Year EURIBOR ICE Swap Rate + 4.93%),
8.00% ........................ EUR 3,600 4,696,919
(5-Year EURIBOR ICE Swap Rate + 3.99%),
6.25% ........................ 1,400 1,693,835

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
KeyBank NA
3.90% , 04/13/29 ................... USD 1,369 $ 1,322,301
4.90% , 08/08/32 ................... 1,130 1,090,414
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79% , 06/01/33 .. 1,014 988,512
(SOFR Index + 2.42%), 6.40% , 03/06/35 .. 5,314 5,668,468
Lloyds Banking Group plc
(a)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50%
(j)
.... GBP 2,894 4,166,106
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.14%), 8.50%
(j)
.... 498 719,228
(5-year SONIA Mid-Swaps Rate + 5.11%),
7.88%
(c) (j)
...................... 498 707,232
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.91%), 8.00%
(j)
.... USD 200 210,921
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.44%), 7.50%
(j)
.... GBP 3,631 5,009,511
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.15%), 6.75%
(j)
.... USD 2,616 2,559,704
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.07% ,
06/13/36 ...................... 1,090 1,120,628
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41% , 10/30/29 .. 786 852,462
(1-day SOFR + 1.40%), 5.18% , 07/08/31 .. 1,430 1,453,688
(1-day SOFR + 1.85%), 5.05% , 01/27/34 .. 328 323,365
(1-day SOFR + 1.61%), 5.39% , 01/16/36 .. 1,201 1,196,828
Mitsubishi UFJ Financial Group, Inc., Series
8NC7, (1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.53%), 5.48%,
02/22/31
(a)
...................... 467 483,942
Morgan Stanley Bank NA, (1-day SOFR +
0.93%), 4.97%, 07/14/28
(a)
............ 472 477,654
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (c)
EUR 1,062 1,334,071
NatWest Group plc
(a)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.63%), 6.00% .... USD 686 684,873
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.29%), 7.50% ..... GBP 2,219 3,022,762
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.75%), 8.13% .... USD 289 311,731
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.20%), 5.49% , 05/14/30 .. 982 1,017,428
(1-day SOFR + 1.26%), 4.81% , 10/21/32 .. 600 601,380
(SOFR Index + 2.14%), 6.04% , 10/28/33 .. 180 191,421
(1-day SOFR + 1.93%), 5.07% , 01/24/34 .. 250 251,244
(1-day SOFR + 1.95%), 5.94% , 08/18/34 .. 200 211,576
(1-day SOFR + 2.28%), 6.88% , 10/20/34 .. 178 198,987
(1-day SOFR + 1.90%), 5.68% , 01/22/35 .. 190 197,409
(1-day SOFR + 1.60%), 5.40% , 07/23/35 .. 1,181 1,202,593
Santander UK Group Holdings plc
(a)
(SOFR Index + 1.52%), 5.69% , 04/15/31 .. 534 550,781
(1-day SOFR + 1.48%), 2.90% , 03/15/32 .. 1,740 1,552,825
Skandinaviska Enskilda Banken AB, 4.38%,
06/02/28
(b)
...................... 1,960 1,975,090
Societe Generale SA
(a)(b)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.39%), 9.38%
(j)
.... 3,921 4,161,040
(1-day SOFR + 1.42%), 5.25% , 05/22/29 .. 3,134 3,172,265
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.79%), 8.13%
(j)
.... 1,789 1,825,474
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.51%), 5.38%
(j)
.... 1,502 1,373,998
Sumitomo Mitsui Financial Group, Inc., 3.04%,
07/16/29 ....................... 330 312,790
Security
Par (000)
Par (000) Value
Banks (continued)
Toronto-Dominion Bank (The)
4.57% , 06/02/28 ................... USD 2,354 $ 2,371,341
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.98%), 7.25% ,
07/31/84
(a)
..................... 436 447,447
Unicaja Banco SA, (5-Year EUR Swap Annual +
5.02%), 4.88%
(a) (c) (j)
................ EUR 1,200 1,402,875
UniCredit SpA
(a)
(5-Year EURIBOR ICE Swap Rate + 4.21%),
6.50%
(c) (j)
...................... 2,026 2,511,819
(5-Year USD Swap Rate + 4.91%), 7.30% ,
04/02/34
(b)
..................... USD 1,779 1,881,717
Wells Fargo & Co.
(a)
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28 ...................... 1,019 1,003,307
(1-day SOFR + 1.74%), 5.57% , 07/25/29 .. 1,907 1,969,087
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.77%), 6.85%
(j)
.... 237 249,042
(1-day SOFR + 1.11%), 5.24% , 01/24/31 .. 975 1,000,191
(1-day SOFR + 1.50%), 5.15% , 04/23/31 .. 2,928 2,998,749
(1-day SOFR + 1.99%), 5.56% , 07/25/34 .. 1,999 2,063,023
(1-day SOFR + 2.06%), 6.49% , 10/23/34 .. 117 127,885
(1-day SOFR + 1.78%), 5.50% , 01/23/35 .. 936 959,885
335,090,131
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 .. 157 153,193
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ....................... 156 152,217
Anheuser-Busch InBev Worldwide, Inc.
6.63% , 08/15/33 ................... 140 156,804
5.00% , 06/15/34 ................... 304 310,322
5.88% , 06/15/35 ................... 142 152,611
925,147
Biotechnology — 0.1%
AbbVie, Inc., 3.20%, 11/21/29 ........... 1,206 1,153,542
Amgen, Inc.
4.20% , 03/01/33 ................... 540 518,305
5.25% , 03/02/33 ................... 1,627 1,666,085
Gilead Sciences, Inc., 5.25%, 10/15/33 ..... 447 462,433
Grifols SA
(c)
2.25% , 11/15/27 ................... EUR 290 332,908
7.13% , 05/01/30 ................... 1,493 1,824,827
5,958,100
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 .. USD 216 191,017
ANGI Group LLC, 3.88%, 08/15/28
(b)
....... 646 602,289
B&M European Value Retail SA
(c)
4.00% , 11/15/28 ................... GBP 300 390,176
6.50% , 11/27/31 ................... 2,065 2,853,014
Getty Images, Inc., 11.25%, 02/21/30
(b)
...... USD 670 664,975
Match Group Holdings II LLC, 3.63%, 10/01/31
(b)
216 193,264
Prosus NV, 4.19%, 01/19/32
(b)
........... 654 610,672
Rakuten Group, Inc.
(b)
11.25% , 02/15/27 .................. 353 383,310
9.75% , 04/15/29 ................... 944 1,034,037
6,922,754
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
...................... 574 587,062
Builders FirstSource, Inc.
(b)
6.38% , 03/01/34 ................... 249 253,749
6.75% , 05/15/35 ................... 267 274,907
Carrier Global Corp., 5.90%, 03/15/34 ...... 228 242,741

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
EMRLD Borrower LP
(b)
6.63% , 12/15/30 ................... USD 4,982 $ 5,092,461
6.75% , 07/15/31 ................... 508 525,777
HT Troplast GmbH, 9.38%, 07/15/28
(c)
...... EUR 1,459 1,808,760
JELD-WEN, Inc.
(b)
4.88% , 12/15/27 ................... USD 113 104,760
7.00% , 09/01/32 ................... 570 446,282
JH North America Holdings, Inc.
(b)
5.88% , 01/31/31 ................... 371 374,240
6.13% , 07/31/32 ................... 489 497,119
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 ................... 214 214,568
9.75% , 07/15/28 ................... 399 399,931
PCF GmbH, 4.75%, 04/15/29
(c)
.......... EUR 1,584 1,538,927
Quikrete Holdings, Inc.
(b)
6.38% , 03/01/32 ................... USD 2,111 2,170,783
6.75% , 03/01/33 ................... 515 531,391
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 ................... 319 318,222
8.88% , 11/15/31 ................... 367 384,783
Standard Building Solutions, Inc., 6.50%,
08/15/32
(b)
...................... 1,729 1,771,592
Standard Industries, Inc.
(b)
4.75% , 01/15/28 ................... 194 191,844
4.38% , 07/15/30 ................... 269 254,701
3.38% , 01/15/31 ................... 186 166,804
Wilsonart LLC, 11.00%, 08/15/32
(b)
........ 327 297,088
18,448,492
Capital Markets — 1.3%
Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 05/08/29
(b)
................. 1,116 1,146,422
Apollo Debt Solutions BDC
6.70% , 07/29/31 ................... 190 197,436
6.55% , 03/15/32
(b)
.................. 48 49,027
Ares Capital Corp.
5.50% , 09/01/30 ................... 330 328,976
5.80% , 03/08/32 ................... 1,751 1,743,673
Ares Strategic Income Fund
5.70% , 03/15/28 ................... 4,727 4,765,204
5.60% , 02/15/30 ................... 345 343,956
5.80% , 09/09/30
(b)
.................. 290 291,013
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 75 74,140
Bank of New York Mellon Corp. (The), (1-day
SOFR + 0.68%), 4.44%, 06/09/28
(a)
...... 1,440 1,447,605
Blackstone Private Credit Fund
3.25% , 03/15/27 ................... 1,655 1,609,185
6.00% , 11/22/34 ................... 1,097 1,072,704
Blue Owl Capital Corp.
5.95% , 03/15/29 ................... 3,471 3,488,839
6.20% , 07/15/30 ................... 2,110 2,131,473
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 208 216,084
Blue Owl Credit Income Corp.
7.75% , 09/16/27 ................... 152 159,437
6.60% , 09/15/29 ................... 193 198,587
5.80% , 03/15/30 ................... 390 390,636
Blue Owl Technology Finance Corp., 6.75%,
04/04/29 ....................... 62 63,230
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
............ 1,749 1,673,705
Citadel Securities Global Holdings LLC, 5.50%,
06/18/30
(b)
...................... 2,370 2,398,158
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 363 325,830
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Credit Suisse USA LLC, 7.13%, 07/15/32 .... USD 80 $ 91,098
Deutsche Bank AG
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63%
(a) (c) (j)
..................... EUR 1,200 1,358,765
(5-Year EURIBOR ICE Swap Rate + 6.94%),
10.00%
(a) (c) (j)
.................... 4,200 5,516,340
(1-day SOFR + 1.59%), 5.71% , 02/08/28
(a)
. USD 1,696 1,723,859
(5-Year EURIBOR ICE Swap Rate + 5.69%),
6.75%
(a) (c) (j)
..................... EUR 2,000 2,428,273
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(a)
. USD 637 669,151
5.41% , 05/10/29 ................... 2,576 2,668,383
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(a) (c) (j)
..................... EUR 2,400 3,018,324
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13%
(a) (c) (j)
..................... 1,600 1,919,804
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(a) (c) (j)
..................... 2,600 3,187,970
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
USD 714 728,825
Goldman Sachs Group, Inc. (The)
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
..................... 313 308,016
(1-day SOFR + 1.77%), 6.48% , 10/24/29
(a)
. 5,299 5,621,000
2.60% , 02/07/30 ................... 2,180 2,014,701
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85%
(a) (j)
... 450 464,395
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
. 3,013 3,136,395
(1-day SOFR + 1.58%), 5.22% , 04/23/31
(a)
. 3,410 3,495,835
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
. 402 357,319
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
. 431 376,412
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
. 575 508,099
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13%
(a) (j)
...................... 1,484 1,485,951
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(a)
. 1,330 1,313,912
(1-day SOFR + 1.38%), 5.54% , 01/28/36
(a)
. 544 557,866
HAT Holdings I LLC
(b)
3.38% , 06/15/26 ................... 44 43,067
8.00% , 06/15/27 ................... 164 170,860
Intercontinental Exchange, Inc.
1.85% , 09/15/32 ................... 449 372,702
4.60% , 03/15/33 ................... 384 382,316
Jane Street Group, 6.75%, 05/01/33
(b)
...... 325 334,167
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(l)
...................... 530 610,030
Macquarie Bank Ltd., 4.33%, 06/12/28
(b)
..... 2,368 2,380,178
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
... 666 637,662
Morgan Stanley
(a)
(1-day SOFR + 1.01%), 5.65% , 04/13/28 .. 3,668 3,749,437
3.59% , 07/22/28 ................... 1,430 1,404,969
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ...................... 250 246,431
(1-day SOFR + 1.38%), 4.99% , 04/12/29 .. 1,185 1,202,239
(1-day SOFR + 1.59%), 5.16% , 04/20/29 .. 5,644 5,754,623
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30 ...................... 1,042 1,040,535
(1-day SOFR + 1.26%), 5.66% , 04/18/30 .. 1,993 2,070,150
(1-day SOFR + 1.22%), 5.04% , 07/19/30 .. 4,419 4,494,077
(1-day SOFR + 1.10%), 4.65% , 10/18/30 .. 6,313 6,325,042
(1-day SOFR + 1.11%), 5.23% , 01/15/31 .. 1,745 1,786,344
(1-day SOFR + 1.14%), 2.70% , 01/22/31 .. 227 209,320
(1-day SOFR + 1.51%), 5.19% , 04/17/31 .. 2,484 2,546,422
(1-day SOFR + 1.42%), 5.59% , 01/18/36 .. 1,505 1,544,905
(1-day SOFR + 1.36%), 2.48% , 09/16/36 .. 570 484,349
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94% ,
02/07/39 ...................... 127 130,354

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
45
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Nasdaq, Inc., 5.55%, 02/15/34 ........... USD 292 $ 304,226
S&P Global, Inc.
2.50% , 12/01/29 ................... 297 276,140
1.25% , 08/15/30 ................... 160 137,746
State Street Corp., Series I, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.61%), 6.70%
(a) (j)
................. 223 232,877
SURA Asset Management SA, 6.35%, 05/13/32
(b)
820 862,968
UBS AG, 7.50%, 02/15/28 ............. 674 727,086
UBS Group AG
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.10%), 3.88%
(b) (j)
... 1,100 1,074,828
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.86%), 5.13%
(c) (j)
... 2,050 2,034,481
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.71% ,
01/12/27
(b)
..................... 804 808,826
(1-day SOFR + 3.70%), 6.44% , 08/11/28
(b)
. 2,930 3,044,478
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25%
(b) (j)
... 735 802,234
(3-mo. SOFR + 1.67%), 3.87% , 01/12/29
(b)
. 1,000 984,567
(USISSO05 + 3.63%), 6.85%
(b) (j)
........ 2,450 2,460,753
(USISSO05 + 3.08%), 7.00%
(b) (j)
........ 2,405 2,392,449
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.31%), 4.38%
(c) (j)
... 3,145 2,779,636
(USISSO05 + 4.16%), 7.75%
(b) (j)
........ 794 835,894
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25%
(b) (j)
... 4,081 4,719,313
(USISSO05 + 3.18%), 7.13%
(b) (j)
........ 2,006 1,997,754
(1-day SOFR + 1.76%), 5.58% , 05/09/36
(b)
. 1,050 1,073,747
132,536,195
Chemicals — 0.4%
Avient Corp., 6.25%, 11/01/31
(b)
.......... 164 165,533
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................. 622 655,767
Axalta Coating Systems LLC, 3.38%, 02/15/29
(b)
150 142,080
Celanese US Holdings LLC
6.50% , 04/15/30 ................... 35 35,827
6.75% , 04/15/33 ................... 204 206,119
Chemours Co. (The)
5.38% , 05/15/27 ................... 1,037 1,027,725
5.75% , 11/15/28
(b)
.................. 516 483,649
8.00% , 01/15/33
(b)
.................. 178 166,681
DuPont de Nemours, Inc., 4.73%, 11/15/28 ... 2,666 2,706,472
Ecolab, Inc., 4.30%, 06/15/28 ........... 385 387,682
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 1,535 1,488,635
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
...................... EUR 875 1,039,498
FMC Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.37%),
8.45%, 11/01/55
(a)
................. USD 1,520 1,555,528
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.... 977 876,833
Herens Midco SARL, 5.25%, 05/15/29
(c)
..... EUR 333 286,917
INEOS Finance plc, 6.38%, 04/15/29
(c)
...... 1,996 2,383,078
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29
(c)
1,142 1,340,134
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(c)
...................... 280 319,536
Ingevity Corp., 3.88%, 11/01/28
(b)
......... USD 204 194,551
Itelyum Regeneration Spa, 5.75%, 04/15/30
(c)
.. EUR 544 646,290
Kobe U.S. Midco 2, Inc., 9.25%, (9.25% Cash or
10.00% PIK), 11/01/26
(b) (i)
............ USD 561 493,001
Kronos International, Inc.
9.50% , 03/15/29
(c)
.................. EUR 1,996 2,532,073
Lune Holdings SARL, 5.63%, 11/15/28
(c)
..... 848 401,496
Security
Par (000)
Par (000) Value
Chemicals (continued)
LYB International Finance III LLC, 6.15%,
05/15/35 ....................... USD 105 $ 108,981
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
..... 160 144,972
Maxam Prill Sarl, 6.00%, 07/15/30
(c)
....... EUR 1,916 2,243,410
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... USD 220 219,360
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 720 708,199
Nutrien Ltd., 4.20%, 04/01/29 ........... 132 130,633
Olympus Water US Holding Corp.
9.63% , 11/15/28
(c)
.................. EUR 2,944 3,641,279
9.75% , 11/15/28
(b)
.................. USD 1,866 1,964,954
5.38% , 10/01/29
(c)
.................. EUR 1,072 1,155,428
6.25% , 10/01/29
(b)
.................. USD 200 190,833
7.25% , 06/15/31
(b)
.................. 1,384 1,411,680
Orbia Advance Corp. SAB de CV, 6.80%,
05/13/30
(b)
...................... 700 717,150
Sasol Financing USA LLC, 6.50%, 09/27/28 ... 941 893,009
SCIL IV LLC
(c)
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
6.55% , 11/01/26
(a)
................ EUR 584 689,499
9.50% , 07/15/28 ................... 982 1,215,958
Scotts Miracle-Gro Co. (The)
4.00% , 04/01/31 ................... USD 355 326,069
4.38% , 02/01/32 ................... 79 72,543
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 1,181 1,143,661
Synthomer plc, 7.38%, 05/02/29
(c)
......... EUR 1,660 1,936,177
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 ................... USD 193 191,885
5.63% , 08/15/29 ................... 2,506 2,268,396
7.38% , 03/01/31 ................... 972 995,346
41,904,527
Commercial Services & Supplies — 0.4%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
.. 373 357,813
Allied Universal Holdco LLC
4.63% , 06/01/28
(b)
.................. 1,961 1,902,517
4.88% , 06/01/28
(c)
.................. GBP 1,433 1,885,642
6.00% , 06/01/29
(b)
.................. USD 1,734 1,686,438
6.88% , 06/15/30
(b)
.................. 1,227 1,243,643
7.88% , 02/15/31
(b)
.................. 5,022 5,246,443
Amber Finco plc, 6.63%, 07/15/29
(c)
........ EUR 1,127 1,389,015
APCOA Group GmbH, 6.00%, 04/15/31
(c)
.... 1,755 2,080,223
APi Group DE, Inc.
(b)
4.13% , 07/15/29 ................... USD 234 223,098
4.75% , 10/15/29 ................... 141 138,373
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 248 247,002
Arena Luxembourg Finance Sarl, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.82%,
05/01/30
(a) (c)
..................... EUR 724 859,575
Brink's Co. (The)
(b)
6.50% , 06/15/29 ................... USD 173 178,327
6.75% , 06/15/32 ................... 727 757,096
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
...... 64 65,570
Currenta Group Holdings SARL
(c)
5.50% , 05/15/30 ................... EUR 979 1,175,821
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.14% , 05/15/32
(a)
................ 623 735,595
Deluxe Corp., 8.13%, 09/15/29
(b)
......... USD 133 137,265
Garda World Security Corp.
(b)
4.63% , 02/15/27 ................... 302 300,128
7.75% , 02/15/28 ................... 430 444,862
6.00% , 06/01/29 ................... 104 101,510
8.25% , 08/01/32 ................... 593 608,538
8.38% , 11/15/32 ................... 3,390 3,482,238

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
46
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 ................... USD 100 $ 96,993
4.75% , 06/15/29 ................... 48 47,360
4.38% , 08/15/29 ................... 550 534,071
6.75% , 01/15/31 ................... 254 265,791
Intrum AB
(c)(e)(k)
3.00% , 09/15/27 ................... EUR 1,608 1,601,214
9.25% , 03/15/28 ................... 766 803,056
Luna 2 5SARL, 5.50%, 07/01/32
(c)
......... 438 525,704
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... USD 991 974,920
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
...................... 320 320,501
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
...................... 462 462,019
Republic Services, Inc., 4.88%, 04/01/29 .... 1,803 1,841,361
Reworld Holding Corp.
4.88% , 12/01/29
(b)
.................. 313 297,771
5.00% , 09/01/30 ................... 153 144,606
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 629 629,000
Verisure Holding AB
(c)
9.25% , 10/15/27 ................... EUR 1,305 1,601,661
7.13% , 02/01/28 ................... 568 695,034
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... USD 177 191,602
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 1,614 1,675,522
Williams Scotsman, Inc.
(b)
6.63% , 06/15/29 ................... 812 833,537
6.63% , 04/15/30 ................... 348 361,485
7.38% , 10/01/31 ................... 255 268,413
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
... 1,451 1,510,580
40,928,933
Communications Equipment — 0.1%
CommScope LLC
(b)
4.75% , 09/01/29 ................... 1,402 1,368,749
9.50% , 12/15/31 ................... 342 358,147
Motorola Solutions, Inc.
4.60% , 05/23/29 ................... 739 742,674
2.75% , 05/24/31 ................... 2,521 2,260,210
5.20% , 08/15/32 ................... 2,769 2,815,270
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
..... 174 162,587
7,707,637
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%,
06/30/34
(b)
...................... 293 303,894
Arcosa, Inc.
(b)
4.38% , 04/15/29 ................... 938 907,369
6.88% , 08/15/32 ................... 32 33,210
ASG Finance DAC, 9.75%, 05/15/29
(b)
...... 449 419,815
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
...................... 1,476 1,361,811
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c) (e) (f) (k)
.............. CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.... USD 318 309,507
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
. GBP 1,411 1,922,260
Heathrow Finance plc
(c)
3.88% , 03/01/27
(d)
.................. 1,745 2,321,767
6.63% , 03/01/31 ................... 821 1,120,171
Pike Corp., 8.63%, 01/31/31
(b)
........... USD 168 182,713
8,882,517
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (b) (j)
................ 1,475 1,491,962
Security
Par (000)
Par (000) Value
Consumer Finance — 0.4%
Ally Financial, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.87%),
4.70%
(j)
....................... USD 676 $ 652,687
(SOFR Index + 1.96%), 5.74% , 05/15/29 .. 715 727,729
(1-day SOFR + 2.82%), 6.85% , 01/03/30 .. 950 1,002,991
(SOFR Index + 1.73%), 5.54% , 01/17/31 .. 4,418 4,480,079
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65% ,
01/17/40 ...................... 209 205,468
American Express Co., (1-day SOFR + 1.42%),
5.28%, 07/26/35
(a)
................. 1,135 1,149,024
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 ................... 176 182,710
7.25% , 01/15/31 ................... 177 180,703
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(a) (b)
.... 46 46,316
Capital One Financial Corp., (1-day SOFR +
2.04%), 6.18%, 01/30/36
(a)
............ 890 906,062
Ford Motor Credit Co. LLC
3.38% , 11/13/25 ................... 1,456 1,446,303
7.35% , 11/04/27 ................... 364 378,033
6.80% , 05/12/28 ................... 3,329 3,440,604
5.30% , 09/06/29 ................... 3,905 3,834,662
7.35% , 03/06/30 ................... 1,710 1,805,141
7.20% , 06/10/30 ................... 1,045 1,099,753
4.00% , 11/13/30 ................... 1,895 1,730,039
6.05% , 03/05/31 ................... 1,064 1,061,814
3.63% , 06/17/31 ................... 3,279 2,886,301
6.05% , 11/05/31 ................... 1,464 1,456,448
General Motors Financial Co., Inc., 4.90%,
10/06/29 ....................... 3,814 3,807,450
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 ................... 101 102,035
8.00% , 02/15/27 ................... 160 164,967
8.00% , 06/15/28 ................... 239 252,795
6.88% , 04/15/29 ................... 818 845,671
5.88% , 03/15/30 ................... 229 230,626
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 418 428,973
Macquarie Airfinance Holdings Ltd., 6.50%,
03/26/31
(b)
...................... 256 270,928
Navient Corp.
9.38% , 07/25/30 ................... 111 122,434
7.88% , 06/15/32 ................... 342 355,680
OneMain Finance Corp.
6.63% , 01/15/28 ................... 243 250,941
6.63% , 05/15/29 ................... 854 877,102
5.38% , 11/15/29 ................... 64 62,953
7.88% , 03/15/30 ................... 188 199,763
4.00% , 09/15/30 ................... 119 109,805
7.50% , 05/15/31 ................... 89 92,992
7.13% , 11/15/31 ................... 110 114,452
6.75% , 03/15/32 ................... 1,063 1,082,993
7.13% , 09/15/32 ................... 555 574,575
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
673 697,051
SLM Corp., 6.50%, 01/31/30 ............ 68 71,375
Synchrony Financial, 7.25%, 02/02/33 ...... 1,669 1,746,349
Toyota Motor Credit Corp.
4.55% , 08/09/29 ................... 256 258,052
3.38% , 04/01/30 ................... 180 172,062
Volkswagen International Finance NV
(a)(c)(j)
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49% ........................ EUR 200 237,445

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
47
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(EUAMDB08 + 3.49%), 5.99% ......... EUR 600 $ 713,506
42,515,842
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
(b)
3.25% , 03/15/26 ................... USD 198 195,273
4.63% , 01/15/27 ................... 177 175,887
5.88% , 02/15/28 ................... 335 334,664
4.88% , 02/15/30 ................... 6 5,898
6.25% , 03/15/33 ................... 684 705,085
Bellis Acquisition Co. plc
(c)
8.13% , 05/14/30 ................... GBP 2,314 2,989,704
8.00% , 07/01/31 ................... EUR 255 301,038
Bellis Finco plc, 4.00%, 02/16/27
(c)
........ GBP 641 879,364
Cencosud SA, 4.38%, 07/17/27
(c)
......... USD 1,272 1,260,081
ELO SACA
(c)
2.88% , 01/29/26 ................... EUR 1,600 1,858,805
3.25% , 07/23/27 ................... 1,200 1,361,168
5.88% , 04/17/28 ................... 300 337,544
4.88% , 12/08/28 ................... 700 746,325
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... USD 179 185,382
Market Bidco Finco plc
(c)
4.75% , 11/04/27 ................... EUR 446 522,659
5.50% , 11/04/27 ................... GBP 1,248 1,678,857
Ocado Group plc, 11.00%, 06/15/30
(c)
...... 830 1,108,123
Performance Food Group, Inc., 6.13%,
09/15/32
(b)
...................... USD 1,044 1,067,943
Target Corp., 5.25%, 02/15/36 ........... 701 707,517
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. 293 289,180
US Foods, Inc.
(b)
4.75% , 02/15/29 ................... 135 132,632
7.25% , 01/15/32 ................... 148 155,850
Walgreens Boots Alliance, Inc.
8.13% , 08/15/29 ................... 173 183,480
4.80% , 11/18/44 ................... 381 363,855
17,546,314
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc., 5.50%,
03/17/35
(b)
...................... 2,205 2,237,116
Ardagh Metal Packaging Finance USA LLC
(b)
6.00% , 06/15/27 ................... 1,015 1,018,118
3.25% , 09/01/28 ................... 200 189,007
4.00% , 09/01/29 ................... 2,351 2,146,174
Ardagh Packaging Finance plc
2.13% , 08/15/26
(c)
.................. EUR 2,414 2,719,891
4.13% , 08/15/26
(b)
.................. USD 972 912,582
Ball Corp., 4.25%, 07/01/32 ............ EUR 225 268,527
Berry Global, Inc., 5.80%, 06/15/31 ........ USD 4,019 4,223,216
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... 460 466,663
6.88% , 01/15/30 ................... 1,263 1,291,137
8.75% , 04/15/30 ................... 492 503,229
6.75% , 04/15/32 ................... 1,449 1,487,064
Crown Americas LLC, 5.88%, 06/01/33
(b)
.... 847 852,789
Fiber Midco SpA
10.00% , ( 10.00 % Cash or 10.75 % PIK),
06/15/29
(c) (i)
.................... EUR 770 826,743
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
..... USD 665 587,694
Kleopatra Finco SARL
(c)
4.25% , 03/01/26 ................... EUR 2,559 2,826,374
9.00% , 09/01/29
(a)
.................. 1,033 914,898
LABL, Inc.
(b)
5.88% , 11/01/28 ................... USD 430 376,018
9.50% , 11/01/28 ................... 432 399,331
8.63% , 10/01/31 ................... 339 289,970
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 ................... USD 6,308 $ 6,411,401
9.25% , 04/15/27 ................... 230 228,387
OI European Group BV
(c)
6.25% , 05/15/28 ................... EUR 928 1,128,664
5.25% , 06/01/29 ................... 866 1,050,198
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................... USD 83 81,006
5.00% , 04/15/29 ................... 119 117,704
6.50% , 07/15/32 ................... 500 518,131
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
. 239 253,527
Trivium Packaging Finance BV
6.63% , 07/15/30
(b)
.................. EUR 130 158,267
6.63% , 07/15/30
(c)
.................. 283 344,536
8.25% , 07/15/30
(b)
.................. USD 200 211,497
12.25% , 01/15/31
(b)
................. 200 214,387
35,254,246
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 124 117,294
Gates Corp., 6.88%, 07/01/29 ........... 327 339,546
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 190 179,094
6.50% , 07/15/32 ................... 408 417,993
1,053,927
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
.... 1,163 1,172,703
Multiversity SpA, (3-mo. EURIBOR at 4.25%
Floor + 4.25%), 6.44%, 10/30/28
(a) (c)
...... EUR 600 709,796
Pachelbel Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.44% , 05/17/31
(a)
................ 1,315 1,557,059
7.13% , 05/17/31 ................... 819 1,038,930
President and Fellows of Harvard College,
4.89%, 03/15/30 .................. USD 1,710 1,756,661
Service Corp. International
4.00% , 05/15/31 ................... 419 392,049
5.75% , 10/15/32 ................... 1,665 1,681,980
Sotheby's
(b)
7.38% , 10/15/27 ................... 794 784,859
5.88% , 06/01/29 ................... 400 360,209
Trustees of Princeton University (The), 4.65%,
07/01/30 ....................... 725 741,993
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 1,000 1,050,929
Yale University, Series 2025, 4.70%, 04/15/32 . 565 572,991
11,820,159
Diversified REITs — 0.1%
Digital Realty Trust LP, 1.88%, 11/15/29
(b) (l)
... 89 93,575
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.... 293 279,822
GLP Capital LP
5.75% , 06/01/28 ................... 67 68,655
4.00% , 01/15/30 ................... 354 340,191
3.25% , 01/15/32 ................... 754 663,606
6.75% , 12/01/33 ................... 362 386,676
5.63% , 09/15/34 ................... 969 965,533
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32
(b)
.............. 570 546,555
Trust Fibra Uno, 7.70%, 01/23/32
(c)
........ 580 604,469
Uniti Group LP, 10.50%, 02/15/28
(b)
........ 2,716 2,879,075
VICI Properties LP
4.63% , 12/01/29
(b)
.................. 1,263 1,240,819
4.95% , 02/15/30 ................... 843 847,932
4.13% , 08/15/30
(b)
.................. 4,674 4,486,194
13,403,102

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.7%
Altice Financing SA
(b)
5.00% , 01/15/28 ................... USD 200 $ 150,459
5.75% , 08/15/29 ................... 400 292,072
Altice France SA
3.38% , 01/15/28
(c)
.................. EUR 1,357 1,339,525
5.50% , 01/15/28
(b)
.................. USD 935 786,887
4.13% , 01/15/29
(c)
.................. EUR 346 342,477
5.13% , 01/15/29
(b)
.................. USD 539 445,349
5.13% , 07/15/29
(b)
.................. 1,284 1,061,258
4.25% , 10/15/29
(c)
.................. EUR 353 348,246
5.50% , 10/15/29
(b)
.................. USD 976 809,021
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c) (e) (k)
1,000 6,266
British Telecommunications plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.82%), 8.38%, 12/20/83
(a) (c)
........... GBP 1,726 2,538,839
CCO Holdings LLC
5.38% , 06/01/29
(b)
.................. USD 693 690,466
6.38% , 09/01/29
(b)
.................. 553 564,080
4.75% , 03/01/30
(b)
.................. 936 906,799
4.50% , 08/15/30
(b)
.................. 810 772,237
4.25% , 02/01/31
(b)
.................. 213 198,979
7.38% , 03/01/31
(b)
.................. 3,931 4,101,645
4.75% , 02/01/32
(b)
.................. 202 191,602
4.50% , 05/01/32 ................... 41 38,181
4.50% , 06/01/33
(b)
.................. 59 53,928
4.25% , 01/15/34
(b)
.................. 2,197 1,955,741
Digi Romania SA, 3.25%, 02/05/28
(c)
....... EUR 1,100 1,264,971
eircom Finance DAC, 5.00%, 04/30/31
(c)
..... 1,869 2,207,093
Fibercop SpA
4.75% , 06/30/30
(c)
.................. 1,181 1,400,063
5.13% , 06/30/32
(c)
.................. 262 309,055
Series 2033 , 6.38% , 11/15/33
(b)
......... USD 222 215,582
Series 2034 , 6.00% , 09/30/34
(b)
......... 200 187,168
Frontier Communications Holdings LLC
5.88% , 10/15/27
(b)
.................. 361 361,137
5.00% , 05/01/28
(b)
.................. 538 537,773
6.75% , 05/01/29
(b)
.................. 128 129,674
5.88% , 11/01/29 ................... 309 311,830
6.00% , 01/15/30
(b)
.................. 264 267,405
8.75% , 05/15/30
(b)
.................. 1,234 1,290,605
8.63% , 03/15/31
(b)
.................. 496 527,004
Iliad Holding SASU
7.00% , 10/15/28
(b)
.................. 369 375,743
5.38% , 04/15/30
(c)
.................. EUR 1,409 1,704,544
6.88% , 04/15/31
(c)
.................. 2,722 3,418,802
8.50% , 04/15/31
(b)
.................. USD 1,353 1,447,203
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(b)
2,907 2,964,257
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
. EUR 766 914,735
Level 3 Financing, Inc.
(b)
3.63% , 01/15/29 ................... USD 96 82,080
4.88% , 06/15/29 ................... 1,193 1,113,871
11.00% , 11/15/29 .................. 3,850 4,416,766
4.50% , 04/01/30 ................... 396 358,502
3.88% , 10/15/30 ................... 162 140,101
10.75% , 12/15/30 .................. 641 726,509
4.00% , 04/15/31 ................... 23 19,992
10.00% , 10/15/32 .................. 220 222,199
6.88% , 06/30/33 ................... 3,342 3,400,562
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(c)
. EUR 4,589 5,643,973
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 ................... USD 397 385,897
4.13% , 04/15/30 ................... 397 387,426
10.00% , 10/15/32 .................. 396 404,311
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
...................... 746 748,098
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Sprint Capital Corp., 6.88%, 11/15/28 ....... USD 3,147 $ 3,378,421
Telecom Argentina SA, 9.25%, 05/28/33
(b)
.... 597 607,519
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 568 612,043
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
.. 520 475,202
Virgin Media Secured Finance plc
5.25% , 05/15/29
(c)
.................. GBP 361 477,564
5.50% , 05/15/29
(b)
.................. USD 400 393,433
4.13% , 08/15/30
(c)
.................. GBP 600 742,919
4.50% , 08/15/30
(b)
.................. USD 258 239,783
Windstream Services LLC, 8.25%, 10/01/31
(b)
. 3,071 3,216,215
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 ................... 2,233 2,094,055
6.13% , 03/01/28 ................... 228 196,758
67,912,900
Electric Utilities — 0.7%
AEP Transmission Co. LLC, 5.38%, 06/15/35 .. 310 316,746
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
...................... 584 531,677
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 309 318,531
Baltimore Gas & Electric Co., 5.30%, 06/01/34 . 125 127,947
California Buyer Ltd.
5.63% , 02/15/32
(c)
.................. EUR 2,092 2,534,625
6.38% , 02/15/32
(b)
.................. USD 236 236,385
CenterPoint Energy Houston Electric LLC,
5.05%, 03/01/35 .................. 535 534,343
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(c)
.................. EUR 875 1,038,426
6.75% , 02/28/30
(b)
.................. USD 648 667,674
DTE Electric Co.
5.20% , 03/01/34 ................... 208 212,405
Series A , 6.63% , 06/01/36 ............. 115 127,253
Duke Energy Carolinas LLC
2.55% , 04/15/31 ................... 773 699,479
6.45% , 10/15/32 ................... 244 268,163
4.95% , 01/15/33 ................... 434 441,592
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(a)
............ 217 223,035
Duke Energy Florida LLC, 2.40%, 12/15/31 ... 431 381,319
Duke Energy Progress LLC
3.40% , 04/01/32 ................... 934 866,647
5.70% , 04/01/35 ................... 30 31,069
EDP SA, (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75%, 05/29/54
(a) (c)
........... EUR 2,700 3,257,738
Enel SpA, (5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25%
(a) (c) (j)
................ 888 1,055,847
Eversource Energy
2.90% , 03/01/27 ................... USD 1,695 1,653,677
5.95% , 02/01/29 ................... 881 920,198
Exelon Corp., 4.05%, 04/15/30 ........... 135 132,805
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(d)
........... 3,905 3,861,218
2.65% , 03/01/30 ................... 2,833 2,601,204
FirstEnergy Transmission LLC, 5.00%, 01/15/35 807 798,315
Florida Power & Light Co.
4.80% , 05/15/33 ................... 144 144,371
4.95% , 06/01/35 ................... 140 140,299
Georgia Power Co.
4.55% , 03/15/30 ................... 2,856 2,883,037
4.70% , 05/15/32 ................... 1,523 1,522,704
5.25% , 03/15/34 ................... 168 171,331
Interstate Power & Light Co.
5.70% , 10/15/33 ................... 136 141,211
4.95% , 09/30/34 ................... 882 864,531

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
MidAmerican Energy Co.
5.35% , 01/15/34 ................... USD 143 $ 148,181
5.75% , 11/01/35 ................... 80 84,554
Minejesa Capital BV, 5.63%, 08/10/37
(b)
..... 511 488,963
NextEra Energy Capital Holdings, Inc.
2.75% , 11/01/29 ................... 794 741,679
2.44% , 01/15/32 ................... 571 495,431
5.05% , 02/28/33 ................... 74 74,598
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54
(a)
..................... 239 247,956
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55
(a)
..................... 295 301,241
NRG Energy, Inc.
(b)
2.45% , 12/02/27 ................... 1,452 1,378,109
5.75% , 07/15/29 ................... 764 764,981
6.00% , 02/01/33 ................... 1,182 1,193,780
6.25% , 11/01/34 ................... 1,449 1,476,311
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ............ 797 676,517
5.00% , 06/01/33 ................... 308 306,586
5.65% , 06/01/34 ................... 302 310,141
Series F , 5.85% , 10/01/35 ............. 129 133,628
Pacific Gas & Electric Co.
3.30% , 03/15/27 ................... 1,617 1,579,527
4.55% , 07/01/30 ................... 5,838 5,698,021
2.50% , 02/01/31 ................... 2,526 2,192,698
3.25% , 06/01/31 ................... 999 896,503
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
89 86,229
PECO Energy Co., 4.90%, 06/15/33 ....... 537 545,209
PG&E Corp.
5.25% , 07/01/30 ................... 523 498,232
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(a)
..................... 1,102 1,043,616
Pinnacle West Capital Corp., 5.15%, 05/15/30 . 1,300 1,330,782
PPL Capital Funding, Inc., 5.25%, 09/01/34 ... 581 585,672
Public Service Electric & Gas Co.
1.90% , 08/15/31 ................... 427 369,569
3.10% , 03/15/32 ................... 179 163,669
4.90% , 12/15/32 ................... 824 838,752
Series Q , 5.05% , 03/01/35 ............ 1,120 1,132,076
Southern California Edison Co.
Series G , 2.50% , 06/01/31 ............ 1,010 876,342
2.75% , 02/01/32 ................... 2,435 2,095,750
5.45% , 03/01/35 ................... 661 648,847
Southern Co. (The)
5.20% , 06/15/33 ................... 1,624 1,652,333
4.85% , 03/15/35 ................... 1,475 1,441,906
System Energy Resources, Inc., 5.30%, 12/15/34 573 566,283
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a) (c) (j)
..................... EUR 1,109 1,348,129
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(b)
...................... USD 1,840 1,872,051
Vistra Operations Co. LLC
(b)
4.38% , 05/01/29 ................... 5,347 5,211,231
7.75% , 10/15/31 ................... 350 371,995
6.88% , 04/15/32 ................... 777 812,339
Wisconsin Electric Power Co., 4.60%, 10/01/34 2,305 2,278,950
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(b)
................. 1,155 1,233,660
75,898,829
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.0%
Prysmian SpA, (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a) (c) (j)
............ EUR 1,550 $ 1,873,805
Vertiv Group Corp., 4.13%, 11/15/28
(b)
...... USD 472 460,193
2,333,998
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 4.38%, 06/12/28 ......... 2,363 2,379,454
Coherent Corp., 5.00%, 12/15/29
(b)
........ 432 424,281
Insight Enterprises, Inc., 6.63%, 05/15/32
(b)
... 162 166,882
Sensata Technologies, Inc.
(b)
4.38% , 02/15/30 ................... 868 828,683
3.75% , 02/15/31 ................... 313 285,307
6.63% , 07/15/32 ................... 1,527 1,571,512
Zebra Technologies Corp., 6.50%, 06/01/32
(b)
.. 128 131,619
5,787,738
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88% , 04/01/27 ................... 151 151,154
6.25% , 04/01/28 ................... 456 457,510
6.63% , 09/01/32 ................... 1,150 1,171,663
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. 210 218,660
Enerflex Ltd., 9.00%, 10/15/27
(b)
.......... 170 175,297
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
.. 855 884,421
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.... 399 394,012
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 183 186,335
Oceaneering International, Inc., 6.00%, 02/01/28 360 362,967
OEG Finance plc
(c)
7.25% , 09/27/29 ................... EUR 1,659 2,041,423
7.25% , 09/27/29 ................... 216 260,798
Star Holding LLC, 8.75%, 08/01/31
(b)
....... USD 272 256,324
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 320 329,235
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
...................... 107 108,445
Transocean, Inc.
(b)
8.00% , 02/01/27 ................... 538 529,994
8.25% , 05/15/29 ................... 203 187,682
8.75% , 02/15/30 ................... 22 23,035
8.50% , 05/15/31 ................... 329 293,681
USA Compression Partners LP, 7.13%,
03/15/29
(b)
...................... 566 580,112
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 562 576,597
Vallourec SACA, 7.50%, 04/15/32
(b)
........ 950 995,847
Weatherford International Ltd., 8.63%, 04/30/30
(b)
704 725,632
10,910,824
Entertainment — 0.1%
Banijay Entertainment SAS, 8.13%, 05/01/29
(b)
. 200 207,492
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
..... 83 86,168
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(b)
...................... 132 130,565
Netflix, Inc., 5.38%, 11/15/29
(b)
........... 388 405,337
Odeon Finco plc, 12.75%, 11/01/27
(b)
....... 342 357,351
Pinewood Finco plc, 6.00%, 03/27/30
(c)
...... GBP 1,928 2,613,399
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... USD 154 139,757
Starz Capital Holdings 1, Inc., 5.50%, 04/15/29
(b)
648 563,157
Warnermedia Holdings, Inc.
3.76% , 03/15/27 ................... 1,274 1,237,474
5.05% , 03/15/42 ................... 560 377,300
6,118,000
Financial Services — 0.7%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(a)
..... 375 365,676
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 3,020 3,021,644

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
50
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Block, Inc.
2.75% , 06/01/26 ................... USD 102 $ 99,861
3.50% , 06/01/31 ................... 2 1,835
6.50% , 05/15/32 ................... 3,341 3,446,986
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
954 1,012,685
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c) (i)
............. GBP 946 1,284,462
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
............ USD 260 259,137
Deutsche Pfandbriefbank AG, (5-Year EURIBOR
ICE Swap Rate + 4.86%), 7.13%, 10/04/35
(a) (c)
EUR 900 1,069,170
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D, (3-mo. EURIBOR at 4.10% Floor
+ 4.10%), 6.38%, 04/15/38
(a) (c)
......... 300 354,968
Fidelity National Information Services, Inc.,
5.10%, 07/15/32 .................. USD 1,595 1,624,260
Fiserv, Inc.
5.60% , 03/02/33 ................... 400 414,762
5.63% , 08/21/33 ................... 742 771,525
5.45% , 03/15/34 ................... 191 195,642
5.15% , 08/12/34 ................... 174 174,636
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 ................... 240 249,283
9.13% , 05/15/31 ................... 585 603,008
8.38% , 04/01/32 ................... 221 223,382
Garfunkelux Holdco 3 SA
(c)
6.75% , 11/01/25 ................... EUR 1,011 861,621
7.75% , 11/01/25 ................... GBP 381 377,810
9.00% , 09/01/28 ................... EUR 1,073 1,278,696
Global Payments, Inc.
2.15% , 01/15/27 ................... USD 130 125,749
3.20% , 08/15/29 ................... 208 196,688
5.30% , 08/15/29 ................... 91 92,644
2.90% , 11/15/31 ................... 265 234,386
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 07/01/34 .................. 197 197,012
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.... 633 611,906
Midcap Financial Issuer Trust
(b)
6.50% , 05/01/28 ................... 688 681,497
5.63% , 01/15/30 ................... 600 554,250
Midnights SPV SRL, (3-mo. EURIBOR + 3.15%),
6.73%, 08/22/26
(a) (c) (f)
............... EUR 4,001 4,705,219
Nationstar Mortgage Holdings, Inc.
(b)
6.50% , 08/01/29 ................... USD 558 569,971
5.13% , 12/15/30 ................... 185 187,234
5.75% , 11/15/31 ................... 165 167,573
7.13% , 02/01/32 ................... 1,545 1,604,784
Nationwide Building Society
(a)(c)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% ..... GBP 3,852 5,210,494
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50% ..... 2,706 3,748,935
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.59%), 7.88% ..... 425 597,231
Nexi SpA, 0.00%, 02/24/28
(c) (l) (m)
.......... EUR 100 106,747
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... USD 796 845,259
7.13% , 11/15/30 ................... 305 316,097
6.88% , 05/15/32 ................... 547 559,291
6.88% , 02/15/33 ................... 223 228,575
ProGroup AG
(c)
5.13% , 04/15/29 ................... EUR 668 795,723
5.38% , 04/15/31 ................... 704 822,021
Security
Par (000)
Par (000) Value
Financial Services (continued)
Rocket Cos., Inc.
(b)
6.13% , 08/01/30 ................... USD 1,827 $ 1,861,768
6.38% , 08/01/33 ................... 1,542 1,577,775
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 ................... 733 714,872
3.88% , 03/01/31 ................... 96 88,994
4.00% , 10/15/33 ................... 506 452,702
Shift4 Payments LLC
6.75% , 08/15/32
(b)
.................. 1,264 1,312,751
5.50% , 05/15/33
(c)
.................. EUR 781 951,635
5.50% , 05/15/33
(b)
.................. 415 505,671
Stena International SA
7.25% , 01/15/31
(b)
.................. USD 2,337 2,344,240
7.25% , 01/15/31
(c)
.................. 2,038 2,044,314
7.63% , 02/15/31
(b)
.................. 524 536,387
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $5,112,852), (3-mo. EURIBOR
+ 3.25%), 5.77%, 08/22/27
(a) (c) (f) (h)
........ EUR 4,644 5,418,115
TER Finance Jersey Ltd., Series 22, 0.00%,
10/02/25
(b) (m)
.................... USD 3,309 3,234,547
Thames Water Utilities Finance plc
(c)
4.00% , 06/19/27 ................... GBP 891 852,199
4.00% , 04/18/29 ................... EUR 1,218 926,150
0.88% , 01/31/30 ................... 1,155 855,890
1.25% , 01/31/34 ................... 1,155 867,355
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(i)
............ 2,952 914,331
UWM Holdings LLC, 6.63%, 02/01/30
(b)
..... USD 720 720,744
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 162 166,250
WEX, Inc., 6.50%, 03/15/33
(b)
........... 932 940,297
Worldline SA, 5.50%, 06/10/30
(c)
.......... EUR 1,200 1,227,197
69,364,519
Food Products — 0.1%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
....... USD 99 95,316
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b) (i)
............. 2,140 2,240,720
Chobani LLC
(b)
4.63% , 11/15/28 ................... 855 839,174
7.63% , 07/01/29 ................... 1,269 1,322,377
Darling Global Finance BV
4.50% , 07/15/32
(c)
.................. EUR 1,191 1,419,896
4.50% , 07/15/32
(b)
.................. 285 339,774
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
... USD 448 453,915
Fiesta Purchaser, Inc.
(b)
7.88% , 03/01/31 ................... 47 49,877
9.63% , 09/15/32 ................... 96 101,296
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.72%, 12/15/29
(a) (c)
........... EUR 1,150 1,356,470
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
USD 298 284,172
Mars, Inc., 4.80%, 03/01/30
(b)
........... 1,515 1,534,998
Post Holdings, Inc.
(b)
4.63% , 04/15/30 ................... 50 48,062
4.50% , 09/15/31 ................... 107 99,318
6.25% , 02/15/32 ................... 82 84,270
6.38% , 03/01/33 ................... 703 709,409
6.25% , 10/15/34 ................... 315 316,789
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.... 345 325,740
Tereos Finance Groupe I SA
(c)
4.75% , 04/30/27 ................... EUR 240 284,058
7.25% , 04/15/28 ................... 850 1,032,007
12,937,638

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
51
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities — 0.0%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a) (b)
................ USD 229 $ 229,051
AmeriGas Partners LP, 9.50%, 06/01/30
(b)
.... 192 199,196
Atmos Energy Corp.
1.50% , 01/15/31 ................... 184 157,086
5.90% , 11/15/33 ................... 218 234,014
Promigas SA ESP, 3.75%, 10/16/29
(c)
....... 580 537,352
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
...................... 239 226,117
1,582,816
Ground Transportation — 0.3%
Albion Financing 1 SARL
5.38% , 05/21/30
(c)
.................. EUR 1,053 1,268,792
7.00% , 05/21/30
(b)
.................. USD 739 754,170
BCP V Modular Services Finance II plc
(c)
4.75% , 11/30/28 ................... EUR 756 874,237
6.13% , 11/30/28 ................... GBP 944 1,251,971
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(c)
...................... EUR 522 548,571
Boels Topholding BV
(c)
6.25% , 02/15/29 ................... 1,209 1,474,336
5.75% , 05/15/30 ................... 1,381 1,687,498
EC Finance plc, 3.25%, 10/15/26
(c) (d)
....... 799 918,695
Edge Finco plc, 8.13%, 08/15/31
(c)
........ GBP 2,247 3,212,592
EquipmentShare.com, Inc., 8.00%, 03/15/33
(b)
. USD 145 151,901
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(c)
...................... CHF 2,455 3,043,894
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
. USD 569 580,592
Hertz Corp. (The), 12.63%, 07/15/29
(b)
...... 155 162,093
Kapla Holding SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.47% , 07/31/30
(a)
................ EUR 1,505 1,781,661
5.00% , 04/30/31 ................... 1,470 1,751,032
Loxam SAS, 6.38%, 05/31/29
(c)
.......... 551 676,140
Mobico Group plc
(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(a) (j)
... GBP 1,031 851,244
4.88% , 09/26/31 ................... EUR 1,202 1,146,345
Penske Truck Leasing Co. LP
(b)
5.35% , 01/12/27 ................... USD 335 338,794
4.20% , 04/01/27 ................... 414 412,102
5.55% , 05/01/28 ................... 265 272,185
5.35% , 03/30/29 ................... 952 976,212
5.25% , 07/01/29 ................... 635 650,127
Ryder System, Inc., 6.60%, 12/01/33 ....... 553 607,778
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
7.01% , 04/22/30 ................. EUR 3,273 3,862,455
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.30% , 02/24/31
(b) (c)
............... 174 203,649
Uber Technologies, Inc.
4.50% , 08/15/29
(b)
.................. USD 720 714,918
4.30% , 01/15/30 ................... 2,078 2,068,417
4.80% , 09/15/34 ................... 375 368,339
Watco Cos. LLC, 7.13%, 08/01/32
(b)
....... 147 153,661
32,764,401
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 ................... 1,132 1,111,578
3.88% , 11/01/29 ................... 71 67,223
Bausch + Lomb Corp.
8.38% , 10/01/28
(b)
.................. 1,935 2,019,656
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.87% , 01/15/31
(a) (c)
............... EUR 544 644,841
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Baxter International, Inc.
3.95% , 04/01/30 ................... USD 355 $ 346,689
2.54% , 02/01/32 ................... 302 263,218
Becton Dickinson & Co., 4.87%, 02/08/29 .... 1,690 1,713,847
DENTSPLY SIRONA, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.38%), 8.38%, 09/12/55
(a)
............ 445 447,455
Insulet Corp., 6.50%, 04/01/33
(b)
.......... 271 282,541
Medline Borrower LP
(b)
3.88% , 04/01/29 ................... 164 157,316
6.25% , 04/01/29 ................... 1,537 1,578,935
5.25% , 10/01/29 ................... 2,611 2,590,647
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
. 316 326,850
Solventum Corp.
5.45% , 03/13/31 ................... 5,381 5,587,369
5.60% , 03/23/34 ................... 4,002 4,118,641
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
216 224,736
21,481,542
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 138 142,172
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 872 850,345
Banner Health
2.34% , 01/01/30 ................... 87 79,927
1.90% , 01/01/31 ................... 36 31,555
Centene Corp.
4.63% , 12/15/29 ................... 2,374 2,309,029
3.38% , 02/15/30 ................... 3,595 3,311,115
3.00% , 10/15/30 ................... 25 22,338
2.63% , 08/01/31 ................... 1,761 1,508,831
Clariane SE, 7.88%, 06/27/30
(c)
.......... EUR 600 712,092
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 ................... USD 3,381 3,330,219
6.00% , 01/15/29 ................... 533 512,676
5.25% , 05/15/30 ................... 515 456,675
4.75% , 02/15/31 ................... 626 535,156
10.88% , 01/15/32 .................. 909 963,419
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... 208 215,356
DaVita, Inc.
(b)
6.88% , 09/01/32 ................... 187 193,766
6.75% , 07/15/33 ................... 263 271,573
Elevance Health, Inc.
4.10% , 05/15/32 ................... 211 202,582
5.38% , 06/15/34 ................... 880 899,449
5.20% , 02/15/35 ................... 195 197,041
Encompass Health Corp., 4.63%, 04/01/31 ... 147 142,256
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
.... EUR 2,768 3,506,751
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 229 227,034
HCA, Inc.
5.25% , 03/01/30 ................... 1,305 1,337,879
3.50% , 09/01/30 ................... 3,582 3,387,257
5.45% , 04/01/31 ................... 2,195 2,263,349
5.45% , 09/15/34 ................... 2,459 2,480,281
5.75% , 03/01/35 ................... 2,031 2,088,626
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 1,353 1,315,499
Humana, Inc.
4.88% , 04/01/30 ................... 598 602,045
2.15% , 02/03/32 ................... 434 364,580
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 242 261,773
11.00% , 10/15/30 .................. 1,108 1,222,341
8.38% , 02/15/32 ................... 860 916,368
10.00% , 06/01/32 .................. 313 322,911
Mehilainen Yhtiot Oy
(c)
5.13% , 06/30/32 ................... EUR 911 1,077,663

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
52
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
(3-mo. EURIBOR at 0.00% Floor + 3.38%),
5.41% , 06/30/32
(a)
................ EUR 221 $ 261,049
Molina Healthcare, Inc., 6.25%, 01/15/33
(b)
... USD 491 499,788
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ....................... 136 115,926
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 406 390,733
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 125 124,063
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 1,666 1,752,330
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
1,520 1,548,898
Sutter Health
Series 2018 , 3.70% , 08/15/28 .......... 544 535,807
Series 20A , 2.29% , 08/15/30 ........... 291 262,811
5.16% , 08/15/33 ................... 152 154,080
Tenet Healthcare Corp.
6.13% , 06/15/30 ................... 141 143,451
6.75% , 05/15/31 ................... 1,378 1,425,664
UnitedHealth Group, Inc.
4.40% , 06/15/28 ................... 950 954,706
5.30% , 02/15/30 ................... 2,545 2,635,864
4.65% , 01/15/31 ................... 3,220 3,236,551
4.95% , 01/15/32 ................... 1,657 1,678,201
5.30% , 06/15/35 ................... 430 438,266
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
279 287,771
54,707,888
Health Care REITs — 0.1%
Healthpeak OP LLC
3.00% , 01/15/30 ................... 337 315,969
5.25% , 12/15/32 ................... 773 786,648
MPT Operating Partnership LP
7.00% , 02/15/32
(b)
.................. EUR 305 368,077
7.00% , 02/15/32
(c)
.................. 1,148 1,385,418
8.50% , 02/15/32
(b)
.................. USD 1,342 1,404,478
Ventas Realty LP
5.63% , 07/01/34 ................... 569 587,439
5.00% , 01/15/35 ................... 1,850 1,818,346
Welltower OP LLC
4.50% , 07/01/30 ................... 3,615 3,632,111
2.75% , 01/15/32 ................... 1,064 949,796
3.85% , 06/15/32 ................... 970 919,664
12,167,946
Health Care Technology — 0.0%
IQVIA, Inc., 6.25%, 06/01/32
(b)
........... 1,391 1,427,469
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 367 377,437
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 129 129,693
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(l)
... 15 14,176
RHP Hotel Properties LP
(b)
4.50% , 02/15/29 ................... 77 75,259
6.50% , 04/01/32 ................... 1,922 1,976,675
6.50% , 06/15/33 ................... 423 435,160
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.... 56 55,436
Service Properties Trust
8.63% , 11/15/31
(b)
.................. 2,471 2,652,796
8.88% , 06/15/32 ................... 705 724,922
XHR LP, 6.63%, 05/15/30
(b)
............. 122 124,302
6,565,856
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(b)
4.38% , 01/15/28 ................... 275 269,679
4.00% , 10/15/30 ................... 191 177,987
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Allwyn Entertainment Financing UK plc
7.25% , 04/30/30
(c)
.................. EUR 2,488 $ 3,113,911
Aramark International Finance SARL, 4.38%,
04/15/33
(c)
...................... 885 1,027,267
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.99%,
07/18/30
(a) (c)
..................... 1,163 1,342,557
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... USD 403 391,048
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 ................... 1,288 1,333,830
6.50% , 02/15/32 ................... 1,357 1,392,439
Carnival Corp.
(b)
6.00% , 05/01/29 ................... 1,081 1,092,288
5.88% , 06/15/31 ................... 674 686,637
6.13% , 02/15/33 ................... 1,475 1,509,149
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... 608 600,162
5.75% , 04/01/30 ................... 1,940 1,946,322
6.75% , 05/01/31 ................... 1,017 1,045,295
Deuce Finco plc, 5.50%, 06/15/27
(c)
........ GBP 1,623 2,208,206
eDreams ODIGEO SA, 4.88%, 12/30/30
(c)
.... EUR 779 916,189
Essendi SA
(c)
5.38% , 05/15/30 ................... 659 791,014
5.63% , 05/15/32 ................... 425 504,617
(3-mo. EURIBOR + 3.75%), 5.81% ,
05/15/32
(a)
..................... 389 462,224
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... USD 222 212,636
6.75% , 01/15/30 ................... 311 286,991
Flutter Treasury DAC
4.00% , 06/04/31
(c)
.................. EUR 1,181 1,393,333
5.88% , 06/04/31
(b)
.................. USD 775 780,812
6.13% , 06/04/31
(c)
.................. GBP 558 770,864
Food Service Project SA, 5.50%, 01/21/27
(c)
.. EUR 1,061 1,251,118
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... USD 604 591,207
Hilton Domestic Operating Co., Inc.
(b)
4.00% , 05/01/31 ................... 33 31,027
6.13% , 04/01/32 ................... 138 141,331
5.88% , 03/15/33 ................... 938 955,708
Las Vegas Sands Corp., 6.00%, 06/14/30 .... 250 257,918
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 ................... 183 188,537
7.50% , 09/01/31 ................... 380 397,636
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
...................... 125 130,490
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
.. 746 750,397
Lottomatica Group SpA, 4.88%, 01/31/31
(c)
... EUR 862 1,041,122
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 337 264,727
Melco Resorts Finance Ltd.
(b)
5.75% , 07/21/28 ................... 200 195,676
5.38% , 12/04/29 ................... 569 533,819
7.63% , 04/17/32 ................... 1,114 1,127,368
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................. 266 237,701
MGM China Holdings Ltd., 4.75%, 02/01/27
(b)
.. 200 198,250
MGM Resorts International, 6.13%, 09/15/29 .. 690 701,831
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 406 391,086
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 316 326,178
Motion Finco SARL, 7.38%, 06/15/30
(c)
...... EUR 1,285 1,419,440
NCL Corp. Ltd.
(b)
8.13% , 01/15/29 ................... USD 88 92,768
7.75% , 02/15/29 ................... 132 140,354

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
53
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.25% , 03/01/30 ................... USD 161 $ 162,374
6.75% , 02/01/32 ................... 971 992,001
NCL Finance Ltd., 6.13%, 03/15/28
(b)
....... 778 790,656
Pinnacle Bidco plc
(c)
8.25% , 10/11/28 ................... EUR 376 464,501
10.00% , 10/11/28 .................. GBP 1,379 2,000,779
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 ................... USD 270 154,575
5.88% , 09/01/31 ................... 342 187,245
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
...................... 188 188,243
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 ................... 163 166,871
10.75% , 11/15/29 .................. 415 426,432
11.13% , 07/15/30 .................. 605 632,830
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
295 284,279
Six Flags Entertainment Corp.
(b)
7.25% , 05/15/31 ................... 206 211,703
6.63% , 05/01/32 ................... 105 108,301
Station Casinos LLC
(b)
4.50% , 02/15/28 ................... 519 508,933
4.63% , 12/01/31 ................... 148 138,637
6.63% , 03/15/32 ................... 386 394,690
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.77% ,
07/31/29
(a)
..................... EUR 924 1,104,752
10.75% , 07/31/29 .................. GBP 2,052 2,920,039
TUI AG, 5.88%, 03/15/29
(c)
............. EUR 558 681,945
TUI Cruises GmbH
(c)
6.25% , 04/15/29 ................... 1,261 1,546,667
5.00% , 05/15/30 ................... 714 845,830
Vail Resorts, Inc.
(b)
5.63% , 07/15/30 ................... USD 318 318,000
6.50% , 05/15/32 ................... 402 415,366
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 ................... 325 325,182
7.00% , 02/15/29 ................... 87 87,763
9.13% , 07/15/31 ................... 1,025 1,103,926
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 76 75,629
Voyager Parent LLC, 9.25%, 07/01/32
(b)
..... 472 491,081
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
...................... 279 272,936
Wynn Macau Ltd.
(b)
5.50% , 01/15/26 ................... 245 244,433
5.63% , 08/26/28 ................... 2,089 2,048,787
5.13% , 12/15/29 ................... 414 395,801
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... 815 809,118
7.13% , 02/15/31 ................... 1,433 1,528,238
6.25% , 03/15/33 ................... 199 200,276
58,849,965
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63% , 08/01/29 ................... 294 280,770
4.63% , 04/01/30 ................... 126 119,819
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 63 63,123
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... 986 897,338
4.88% , 02/15/30 ................... 206 183,874
DR Horton, Inc., 5.50%, 10/15/35 ......... 746 759,618
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 115 119,891
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 56 57,268
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
...................... 1,326 1,437,464
Security
Par (000)
Par (000) Value
Household Durables (continued)
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... USD 166 $ 172,563
7.00% , 11/15/32 ................... 273 259,828
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.... 502 482,493
Meritage Homes Corp., 1.75%, 05/15/28
(l)
.... 634 613,855
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
. 245 253,998
Newell Brands, Inc., 8.50%, 06/01/28
(b)
...... 310 325,565
Somnigroup International, Inc.
(b)
4.00% , 04/15/29 ................... 298 284,910
3.88% , 10/15/31 ................... 108 98,190
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 197 205,811
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... 363 364,579
Whirlpool Corp.
6.13% , 06/15/30 ................... 311 313,733
6.50% , 06/15/33 ................... 330 331,057
7,625,747
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 ... 137 129,327
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
...................... 65 59,025
188,352
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(b)
6.30% , 03/15/29 ................... 483 494,329
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(a)
..................... 860 887,064
AES Corp. (The)
3.95% , 07/15/30
(b)
.................. 268 254,795
2.45% , 01/15/31 ................... 1,325 1,158,372
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 7.60% ,
01/15/55
(a)
..................... 308 317,117
Calpine Corp., 5.13%, 03/15/28
(b)
......... 2,353 2,350,363
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 ................... 431 425,865
3.75% , 01/15/32 ................... 630 565,363
Colbun SA, 3.15%, 01/19/32
(b)
........... 1,340 1,188,915
Lightning Power LLC, 7.25%, 08/15/32
(b)
..... 95 99,983
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (j)
..................... 197 201,777
XPLR Infrastructure LP
(b)(l)
0.00% , 11/15/25
(m)
.................. 746 725,485
2.50% , 06/15/26 ................... 891 850,904
9,520,332
Industrial Conglomerates — 0.1%
3M Co.
2.38% , 08/26/29 ................... 2,334 2,163,583
5.15% , 03/15/35 ................... 3,143 3,170,966
Honeywell International, Inc.
4.70% , 02/01/30 ................... 1,517 1,539,602
4.95% , 09/01/31 ................... 2,943 3,022,231
Siemens Funding BV, 4.60%, 05/28/30
(b)
..... 2,627 2,653,254
12,549,636
Industrial REITs — 0.0%
Prologis LP
2.25% , 01/15/32 ................... 260 225,382
5.13% , 01/15/34 ................... 255 258,101
5.00% , 03/15/34 ................... 242 242,615
5.00% , 01/31/35 ................... 392 391,883
1,117,981

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
54
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance — 0.7%
Achmea BV
(a)(c)(j)
(5-Year EURIBOR ICE Swap Rate + 4.78%),
4.63% ........................ EUR 754 $ 873,742
(5-Year EURIBOR ICE Swap Rate + 3.74%),
6.13% ........................ 700 829,019
Acrisure LLC, 6.75%, 07/01/32
(b)
.......... USD 185 187,622
Aegon Funding Co. LLC, 5.50%, 04/16/27
(b)
... 1,773 1,794,537
Aegon Ltd., (5-Year EUR Swap Annual + 5.21%),
5.63%
(a) (c) (j)
..................... EUR 1,210 1,461,052
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 ................... USD 2,437 2,392,162
6.75% , 10/15/27 ................... 3,230 3,228,094
6.75% , 04/15/28 ................... 337 342,596
5.88% , 11/01/29 ................... 1,066 1,050,819
7.00% , 01/15/31 ................... 1,030 1,065,442
7.38% , 10/01/32 ................... 1,416 1,459,633
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 ................... 230 234,424
4.88% , 06/30/29 ................... 900 874,633
Aon Corp.
2.60% , 12/02/31 ................... 207 183,456
5.00% , 09/12/32 ................... 525 532,442
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
233 238,338
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
.................. EUR 2,310 2,796,013
7.75% , 02/15/31
(b)
.................. USD 2,236 2,337,669
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(b)
2,243 2,360,190
Arthur J Gallagher & Co., 5.15%, 02/15/35 ... 1,235 1,235,582
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
.... 172 184,302
Athora Netherlands NV, (5-Year EURIBOR ICE
Swap Rate + 4.57%), 6.75%
(a) (c) (j)
........ EUR 1,585 1,925,396
Aviva plc, (5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.65%), 6.88%
(a) (c) (j)
.... GBP 2,900 3,953,119
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.60%), 5.75%
(a) (c) (j)
................ EUR 700 845,509
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a) (c) (j)
..................... GBP 1,066 1,174,254
Dai-ichi Life Insurance Co. Ltd. (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.52%), 6.20%
(a) (b) (j)
.......... USD 380 383,448
Howden UK Refinance plc
(b)
7.25% , 02/15/31 ................... 2,601 2,693,380
8.13% , 02/15/32 ................... 1,124 1,168,981
HUB International Ltd.
(b)
7.25% , 06/15/30 ................... 4,962 5,185,464
7.38% , 01/31/32 ................... 6,292 6,583,498
Jones Deslauriers Insurance Management, Inc.
(b)
8.50% , 03/15/30 ................... 644 682,594
10.50% , 12/15/30 .................. 859 915,529
Just Group plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.27%), 5.00%
(a) (c) (j)
. GBP 550 655,869
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a) (c) (j)
................ 1,670 2,147,359
Marsh & McLennan Cos., Inc.
2.25% , 11/15/30 ................... USD 204 182,649
5.88% , 08/01/33 ................... 370 394,878
Met Tower Global Funding, 5.25%, 04/12/29
(b)
. 2,621 2,697,788
Metropolitan Life Global Funding I
(b)
3.05% , 06/17/29 ................... 150 142,914
2.95% , 04/09/30 ................... 717 671,049
NN Group NV, (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a) (c) (j)
............... EUR 2,760 3,221,264
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. USD 4,414 4,585,047
Security
Par (000)
Par (000) Value
Insurance (continued)
Phoenix Group Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a) (c) (j)
.......... USD 2,616 $ 2,723,989
Ryan Specialty LLC
(b)
4.38% , 02/01/30 ................... 392 379,143
5.88% , 08/01/32 ................... 614 618,830
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(c)
.. EUR 800 988,889
USI, Inc., 7.50%, 01/15/32
(b)
............ USD 741 781,873
71,364,480
Interactive Media & Services — 0.0%
Snap, Inc., 6.88%, 03/01/33
(b)
........... 1,686 1,730,048
IT Services — 0.2%
Acuris Finance US, Inc.
(b)
5.00% , 05/01/28 ................... 563 537,255
9.00% , 08/01/29 ................... 200 204,491
Almaviva-The Italian Innovation Co. SpA
5.00% , 10/30/30
(c)
.................. EUR 1,959 2,311,393
Atos SE
(c)(d)
9.00% , 12/18/29 ................... 2,006 2,635,701
5.00% , 12/18/30 ................... 1,661 1,663,045
1.00% , 12/18/32 ................... 2,104 1,050,387
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.... USD 1,366 1,354,013
Cablevision Lightpath LLC
(b)
3.88% , 09/15/27 ................... 693 667,922
5.63% , 09/15/28 ................... 311 300,443
Cedacri SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
6.77% , 05/15/28 ................. EUR 865 1,018,938
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
7.64% , 05/15/28 ................. 1,876 2,223,637
CoreWeave, Inc., 9.25%, 06/01/30
(b)
....... USD 444 453,916
Engineering - Ingegneria Informatica - SpA,
8.63%, 02/15/30
(c)
................. EUR 329 414,610
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 1,252 1,311,617
IBM International Capital Pte. Ltd., 4.90%,
02/05/34 ....................... 166 165,695
International Business Machines Corp., 5.00%,
02/10/32 ....................... 1,595 1,627,868
ION Trading Technologies SARL
(b)
5.75% , 05/15/28 ................... 1,299 1,253,332
9.50% , 05/30/29 ................... 200 205,400
Twilio, Inc.
3.63% , 03/15/29 ................... 160 152,327
3.88% , 03/15/31 ................... 139 130,003
19,681,993
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc.,
4.00%, 03/15/31
(b)
................. 201 184,175
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.... 204 184,656
Thermo Fisher Scientific, Inc.
2.60% , 10/01/29 ................... 173 162,106
4.98% , 08/10/30 ................... 195 200,681
731,618
Machinery — 0.2%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
... 589 598,699
ATS Corp., 4.13%, 12/15/28
(b)
........... 314 300,247
Chart Industries, Inc.
(b)
7.50% , 01/01/30 ................... 481 503,572
9.50% , 01/01/31 ................... 398 424,829
Daimler Truck Finance North America LLC,
3.65%, 04/07/27
(b)
................. 336 331,698
Enpro, Inc., 6.13%, 06/01/33
(b)
........... 249 254,558
Esab Corp., 6.25%, 04/15/29
(b)
........... 292 298,967

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
...................... USD 272 $ 214,880
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
...................... 1,529 1,598,643
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 6.03%,
04/15/29
(a) (c)
..................... EUR 3,178 3,762,989
Ingersoll Rand, Inc.
5.70% , 08/14/33 ................... USD 616 645,074
5.45% , 06/15/34 ................... 929 955,354
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
.. 143 150,499
Otis Worldwide Corp.
2.57% , 02/15/30 ................... 337 310,869
5.13% , 11/19/31 ................... 153 157,550
Terex Corp., 6.25%, 10/15/32
(b)
.......... 556 557,127
TK Elevator Holdco GmbH
6.63% , 07/15/28
(c)
.................. EUR 1,820 2,148,993
7.63% , 07/15/28
(b)
.................. USD 1,612 1,613,673
TK Elevator Midco GmbH
4.38% , 07/15/27
(c)
.................. EUR 1,341 1,579,534
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 2,512 2,510,239
Wabash National Corp., 4.50%, 10/15/28
(b)
... 285 257,822
19,175,816
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
......... 1,890 1,914,466
Media — 0.7%
Cable One, Inc., 0.00%, 03/15/26
(l) (m)
....... 219 207,196
Charter Communications Operating LLC
2.80% , 04/01/31 ................... 9,655 8,609,303
2.30% , 02/01/32 ................... 2,482 2,094,169
6.55% , 06/01/34 ................... 4,427 4,723,422
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 ................... 600 593,174
7.75% , 04/15/28 ................... 208 196,560
9.00% , 09/15/28 ................... 652 683,181
7.50% , 06/01/29 ................... 1,007 931,372
7.88% , 04/01/30 ................... 2,786 2,875,832
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 404 380,836
Comcast Corp.
2.65% , 02/01/30 ................... 562 522,064
3.40% , 04/01/30 ................... 552 529,286
4.25% , 10/15/30 ................... 132 131,332
1.95% , 01/15/31 ................... 685 600,447
1.50% , 02/15/31 ................... 223 190,400
Cox Communications, Inc., 5.45%, 09/01/34
(b)
. 3,310 3,264,185
CSC Holdings LLC
(b)
5.50% , 04/15/27 ................... 1,403 1,339,509
5.38% , 02/01/28 ................... 800 732,445
11.25% , 05/15/28 .................. 620 617,667
11.75% , 01/31/29 .................. 876 833,212
3.38% , 02/15/31 ................... 200 138,578
DirecTV Financing LLC
(b)
5.88% , 08/15/27 ................... 1,232 1,227,979
10.00% , 02/15/31 .................. 717 696,080
DISH DBS Corp.
(b)
5.25% , 12/01/26 ................... 760 689,700
5.75% , 12/01/28 ................... 1,002 867,356
DISH Network Corp., 11.75%, 11/15/27
(b)
.... 2,887 2,975,995
EchoStar Corp.
10.75% , 11/30/29 .................. 1,819 1,873,226
6.75% , 11/30/30 ................... 3,317 3,006,903
Gray Media, Inc.
(b)
7.00% , 05/15/27 ................... 465 464,792
10.50% , 07/15/29 .................. 1,019 1,094,686
Security
Par (000)
Par (000) Value
Media (continued)
Grupo Televisa SAB, 8.50%, 03/11/32 ...... USD 30 $ 33,397
Interpublic Group of Cos., Inc. (The)
4.65% , 10/01/28 ................... 289 290,456
4.75% , 03/30/30 ................... 367 370,382
2.40% , 03/01/31 ................... 543 482,597
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
...................... 670 451,305
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 762 806,405
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
... 997 970,764
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................... 103 102,486
4.25% , 01/15/29 ................... 241 230,558
4.63% , 03/15/30 ................... 690 659,027
7.38% , 02/15/31 ................... 145 153,514
Paramount Global
4.95% , 01/15/31 ................... 244 237,248
4.20% , 05/19/32 ................... 447 407,977
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
..... 371 317,205
SES SA
(c)
4.13% , 06/24/30 ................... EUR 350 415,813
4.88% , 06/24/33 ................... 475 564,949
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
USD 1,076 1,086,993
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 ................... 532 521,964
4.00% , 07/15/28 ................... 191 183,441
Stagwell Global LLC, 5.63%, 08/15/29
(b)
..... 608 581,567
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
..... 2,464 2,330,328
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (c) (i)
........... EUR 1,876 1,451,829
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................. USD 1,400 1,385,278
Univision Communications, Inc.
(b)
6.63% , 06/01/27 ................... 567 565,453
8.00% , 08/15/28 ................... 1,491 1,513,036
8.50% , 07/31/31 ................... 893 893,989
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
................. GBP 3,234 4,531,502
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
................. 1,446 1,888,090
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
.. EUR 234 252,872
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
...... USD 200 174,611
Ziggo BV
2.88% , 01/15/30
(c)
.................. EUR 1,233 1,361,392
4.88% , 01/15/30
(b)
.................. USD 200 186,805
68,494,120
Metals & Mining — 0.3%
Anglo American Capital plc, 5.75%, 04/05/34
(b)
. 1,449 1,487,927
AngloGold Ashanti Holdings plc, 3.75%, 10/01/30 840 787,500
Antofagasta plc, 2.38%, 10/14/30
(b)
........ 674 588,200
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 ................... 446 475,967
11.50% , 10/01/31 .................. 1,202 1,347,361
Big River Steel LLC, 6.63%, 01/31/29
(b)
..... 1,671 1,684,488
Carpenter Technology Corp., 7.63%, 03/15/30 . 335 346,655
Cleveland-Cliffs, Inc.
5.88% , 06/01/27 ................... 101 100,919
6.88% , 11/01/29
(b)
.................. 442 435,166
Constellium SE
5.63% , 06/15/28
(b)
.................. 250 248,537
3.75% , 04/15/29
(b)
.................. 1,588 1,492,209
5.38% , 08/15/32
(c)
.................. EUR 268 319,637
6.38% , 08/15/32
(b)
.................. USD 776 788,905
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 668 664,660

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
First Quantum Minerals Ltd.
(b)
9.38% , 03/01/29 ................... USD 1,432 $ 1,517,419
8.00% , 03/01/33 ................... 221 226,593
Freeport Indonesia PT, 5.32%, 04/14/32
(b)
.... 1,221 1,220,554
Freeport-McMoRan, Inc.
4.38% , 08/01/28 ................... 500 497,303
5.40% , 11/14/34 ................... 191 193,987
Fresnillo plc, 4.25%, 10/02/50
(b)
.......... 616 441,980
Gerdau Trade, Inc., 5.75%, 06/09/35 ....... 612 612,428
Glencore Funding LLC
(b)
6.50% , 10/06/33 ................... 1,787 1,937,841
5.63% , 04/04/34 ................... 1,376 1,402,459
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 ................... 76 74,359
4.50% , 06/01/31 ................... 1,719 1,608,143
Navoi Mining & Metallurgical Combinat
(b)
6.70% , 10/17/28 ................... 411 420,120
6.95% , 10/17/31 ................... 519 530,683
New Gold, Inc., 6.88%, 04/01/32
(b)
........ 347 357,610
Nexa Resources SA, 6.75%, 04/09/34
(b)
..... 295 307,169
Novelis Corp.
(b)
4.75% , 01/30/30 ................... 439 420,123
6.88% , 01/30/30 ................... 505 522,135
3.88% , 08/15/31 ................... 1,569 1,409,849
Rio Tinto Finance USA plc, 5.00%, 03/14/32 .. 1,284 1,306,425
Samarco Mineracao SA, 9.00%, (9.00% Cash or
9.00% PIK), 06/30/31
(c) (i)
............. 306 299,506
Steel Dynamics, Inc., 5.38%, 08/15/34 ...... 3,914 3,974,271
Stillwater Mining Co., 4.00%, 11/16/26
(c)
..... 621 603,437
Vale Overseas Ltd.
3.75% , 07/08/30 ................... 1,663 1,569,606
6.13% , 06/12/33 ................... 1,674 1,748,192
6.40% , 06/28/54 ................... 575 562,068
Vedanta Resources Finance II plc
(b)
9.48% , 07/24/30 ................... 298 296,882
9.85% , 04/24/33 ................... 384 382,080
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
... 553 547,816
35,759,169
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc.
3.75% , 01/15/27 ................... 376 365,628
7.75% , 12/01/29 ................... 58 61,695
Rithm Capital Corp., 8.00%, 07/15/30 ...... 207 208,035
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 368 387,070
6.00% , 04/15/30 ................... 94 95,076
6.50% , 07/01/30 ................... 179 184,882
6.50% , 10/15/30 ................... 623 643,210
1,945,596
Multi-Utilities — 0.1%
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(a) (c) (j)
................ EUR 840 1,024,292
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(d)
...................... USD 2,940 2,955,654
Berkshire Hathaway Energy Co.
3.70% , 07/15/30 ................... 444 430,790
1.65% , 05/15/31 ................... 668 568,961
CenterPoint Energy, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85% , 02/15/55 ................. 484 500,728
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% , 02/15/55 ................. 1,083 1,133,490
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.70% ,
05/15/55 ...................... USD 284 $ 286,612
Consumers Energy Co.
4.60% , 05/30/29 ................... 751 758,720
4.70% , 01/15/30 ................... 258 261,780
Dominion Energy, Inc.
4.60% , 05/15/28 ................... 785 790,172
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54
(a)
................ 290 311,150
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.21%), 6.63% ,
05/15/55
(a)
..................... 85 86,264
NiSource, Inc.
5.25% , 03/30/28 ................... 500 511,864
5.40% , 06/30/33 ................... 660 674,987
5.35% , 04/01/34 ................... 462 469,685
San Diego Gas & Electric Co.
4.95% , 08/15/28 ................... 150 153,149
Series VVV , 1.70% , 10/01/30 ........... 186 161,896
Sempra
3.40% , 02/01/28 ................... 137 133,755
3.70% , 04/01/29 ................... 1,058 1,031,220
12,245,169
Oil, Gas & Consumable Fuels — 1.0%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... 411 431,112
Antero Midstream Partners LP, 6.63%, 02/01/32
(b)
297 306,756
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 ................... 179 218,827
5.88% , 06/30/29 ................... 435 435,740
6.63% , 07/15/33 ................... 264 267,827
Azule Energy Finance plc, 8.13%, 01/23/30
(b)
.. 521 513,185
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 ................... 246 256,740
7.25% , 07/15/32 ................... 198 209,812
Buckeye Partners LP
6.88% , 07/01/29
(b)
.................. 22 22,792
6.75% , 02/01/30
(b)
.................. 98 101,728
5.85% , 11/15/43 ................... 249 219,458
5.60% , 10/15/44 ................... 194 163,600
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 862 870,081
3.70% , 11/15/29 ................... 547 527,691
Cheniere Energy Partners LP
4.00% , 03/01/31 ................... 2,528 2,405,599
5.95% , 06/30/33 ................... 302 315,238
5.75% , 08/15/34 ................... 1,051 1,079,346
5.55% , 10/30/35
(b)
.................. 385 388,027
Cheniere Energy, Inc., 5.65%, 04/15/34 ..... 2,872 2,941,444
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... 124 126,681
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 472 490,950
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 ................... 254 260,074
8.75% , 07/01/31 ................... 333 336,699
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
425 401,444
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 128 132,533
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 818 819,026
5.88% , 01/15/30 ................... 245 237,973
CQP Holdco LP, 5.50%, 06/15/31
(b)
........ 1,334 1,317,853
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 ................... 466 455,003
7.38% , 01/15/33 ................... 657 627,964
8.38% , 01/15/34 ................... 593 593,370

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
57
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP
8.13% , 08/16/30 ................... USD 635 $ 737,504
3.25% , 02/15/32 ................... 3,474 3,069,981
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. 454 451,885
Diamondback Energy, Inc.
3.13% , 03/24/31 ................... 1,335 1,222,787
5.40% , 04/18/34 ................... 2,300 2,306,806
EIG Pearl Holdings SARL
(b)
3.55% , 08/31/36 ................... 1,859 1,654,126
4.39% , 11/30/46 ................... 1,166 902,921
Enbridge, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ...................... 174 178,757
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ...................... 273 283,644
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................. 359 396,464
Energy Transfer LP
6.10% , 12/01/28 ................... 983 1,032,612
3.75% , 05/15/30 ................... 335 321,419
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(a) (j)
...................... 318 323,935
5.60% , 09/01/34 ................... 3,308 3,359,651
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(a)
..................... 756 804,296
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54
(a)
..................... 332 340,456
Eni SpA, (5-Year EUR Swap Annual + 2.08%),
4.50%
(a) (c) (j)
..................... EUR 1,525 1,809,846
EQT Corp.
3.13% , 05/15/26
(b)
.................. USD 785 772,912
5.00% , 01/15/29 ................... 165 166,398
4.75% , 01/15/31
(b)
.................. 3,749 3,690,043
3.63% , 05/15/31
(b)
.................. 1,323 1,226,276
5.75% , 02/01/34 ................... 3,298 3,410,025
Excelerate Energy LP, 8.00%, 05/15/30
(b)
.... 282 297,273
Expand Energy Corp.
5.38% , 02/01/29 ................... 4,954 4,958,611
5.88% , 02/01/29
(b)
.................. 875 878,518
6.75% , 04/15/29
(b)
.................. 672 680,045
5.38% , 03/15/30 ................... 6,967 6,986,535
4.75% , 02/01/32 ................... 1,449 1,408,987
5.70% , 01/15/35 ................... 913 926,019
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
...................... 614 503,168
Genesis Energy LP
7.75% , 02/01/28 ................... 239 242,536
8.25% , 01/15/29 ................... 199 208,092
8.88% , 04/15/30 ................... 33 35,039
7.88% , 05/15/32 ................... 595 618,649
8.00% , 05/15/33 ................... 93 97,233
Global Partners LP, 7.13%, 07/01/33
(b)
...... 194 196,719
Greenko Wind Projects Mauritius Ltd., 7.25%,
09/27/28
(b)
...................... 200 201,600
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 197 201,896
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... 124 130,965
Hess Corp., 7.30%, 08/15/31 ............ 500 567,077
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
...................... 282 290,011
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 ................... USD 143 $ 143,331
5.75% , 02/01/29 ................... 496 489,545
6.25% , 04/15/32 ................... 44 42,015
8.38% , 11/01/33 ................... 270 280,148
6.88% , 05/15/34 ................... 720 689,639
7.25% , 02/15/35 ................... 149 145,700
Howard Midstream Energy Partners LLC
(b)
8.88% , 07/15/28 ................... 228 239,364
7.38% , 07/15/32 ................... 87 91,498
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... 1,053 1,001,351
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
...................... 466 402,219
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30
(b)
861 891,085
Kinder Morgan, Inc.
5.10% , 08/01/29 ................... 449 458,158
5.20% , 06/01/33 ................... 445 447,111
5.40% , 02/01/34 ................... 1,805 1,827,895
5.85% , 06/01/35 ................... 670 694,512
Kinetik Holdings LP
(b)
6.63% , 12/15/28 ................... 116 118,643
5.88% , 06/15/30 ................... 62 62,526
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... 155 156,096
Matador Resources Co.
(b)
6.88% , 04/15/28 ................... 359 366,081
6.50% , 04/15/32 ................... 331 331,172
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30
(b)
250 256,062
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
388 403,035
Murphy Oil Corp., 5.88%, 12/01/42
(d)
....... 58 47,088
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 ................... 305 308,142
8.38% , 02/15/32 ................... 1,116 1,119,351
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
... 196 197,742
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
...................... 190 196,769
ORLEN SA, 6.00%, 01/30/35
(b)
........... 563 577,356
Parkland Corp., 6.63%, 08/15/32
(b)
........ 194 198,284
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 258 231,629
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 ................... 927 947,764
7.00% , 01/15/32 ................... 189 195,933
6.25% , 02/01/33 ................... 803 810,452
Pertamina Persero PT, 6.45%, 05/30/44
(b)
.... 598 612,950
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... 1,193 1,173,614
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
... 605 621,728
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 300 312,485
Raizen Fuels Finance SA
(b)
6.45% , 03/05/34 ................... 839 835,241
6.95% , 03/05/54 ................... 341 315,937
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
...................... 162 159,035
Sabine Pass Liquefaction LLC
5.88% , 06/30/26 ................... 139 139,757
5.00% , 03/15/27 ................... 142 142,852
4.50% , 05/15/30 ................... 462 461,227
Sitio Royalties Operating Partnership LP, 7.88%,
11/01/28
(b)
...................... 441 461,758
Sunoco LP, 6.25%, 07/01/33
(b)
........... 287 291,793
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... 283 281,338
7.38% , 02/15/29 ................... 317 325,807
6.00% , 12/31/30 ................... 195 191,337
6.00% , 09/01/31 ................... 104 101,488

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
58
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.
6.13% , 03/15/33 ................... USD 136 $ 143,331
6.50% , 03/30/34 ................... 27 29,014
5.50% , 02/15/35 ................... 556 557,948
5.55% , 08/15/35 ................... 37 37,187
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 650 629,905
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
64 66,579
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
...... EUR 1,078 1,393,638
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... USD 4,013 4,371,674
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a) (j)
... 2,760 2,683,269
8.38% , 06/01/31 ................... 1,099 1,141,460
9.88% , 02/01/32 ................... 1,677 1,811,098
Venture Global Plaquemines LNG LLC
(b)
7.50% , 05/01/33 ................... 605 647,848
6.50% , 01/15/34 ................... 1,387 1,387,000
7.75% , 05/01/35 ................... 569 615,898
6.75% , 01/15/36 ................... 1,447 1,447,000
Viper Energy, Inc., 7.38%, 11/01/31
(b)
....... 2,281 2,420,335
Vital Energy, Inc.
7.75% , 07/31/29
(b)
.................. 134 118,340
9.75% , 10/15/30 ................... 234 211,800
7.88% , 04/15/32
(b)
.................. 662 566,024
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 347 344,700
Williams Cos., Inc. (The), 5.30%, 08/15/28 ... 237 243,441
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a) (c) (j)
..... EUR 1,321 1,589,138
108,618,960
Paper & Forest Products — 0.1%
Fedrigoni SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
5.98% , 01/15/30
(a)
................ 712 815,678
6.13% , 06/15/31 ................... 1,011 1,139,070
Georgia-Pacific LLC, 4.40%, 06/30/28
(b)
..... USD 1,950 1,959,784
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
...................... 570 597,787
Magnera Corp., 7.25%, 11/15/31
(b)
........ 144 135,778
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(c)
EUR 1,760 2,036,530
Suzano Austria GmbH
2.50% , 09/15/28 ................... USD 103 95,378
Series DM3N , 3.13% , 01/15/32 ......... 879 771,318
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(c)
...................... EUR 742 910,311
8,461,634
Passenger Airlines — 0.1%
Air France-KLM, (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(a) (c) (j)
............ 600 701,885
American Airlines, Inc., 8.50%, 05/15/29
(b)
.... USD 337 353,356
AS Mileage Plan IP Ltd.
(b)
5.02% , 10/20/29 ................... 587 580,867
5.31% , 10/20/31 ................... 1,736 1,707,885
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (c)
.. EUR 2,400 2,806,018
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... USD 239 232,519
Latam Airlines Group SA, 7.88%, 04/15/30
(b)
.. 310 314,814
OneSky Flight LLC, 8.88%, 12/15/29
(b)
...... 253 263,434
United Airlines Pass-Through Trust
Series 2020-1 , Class A , 5.88% , 10/15/27 ... —
(n)
1
Series 2024-1 , Class A , 5.88% , 02/15/37 ... 1,899 1,890,486
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
United Airlines, Inc., 4.63%, 04/15/29
(b)
...... USD 530 $ 514,453
9,365,718
Personal Care Products — 0.0%
Ontex Group NV, 5.25%, 04/15/30
(c)
....... EUR 100 120,294
Opal Bidco SAS
5.50% , 03/31/32
(c)
.................. 1,086 1,304,839
6.50% , 03/31/32
(b)
.................. USD 851 868,541
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 675 681,474
2,975,148
Pharmaceuticals — 0.5%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 4,888 4,930,868
Astrazeneca Finance LLC, 4.90%, 02/26/31 ... 37 38,020
Bausch Health Cos., Inc., 11.00%, 09/30/28
(b)
.. 1,724 1,706,760
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%), 4.50% ,
03/25/82 ...................... EUR 1,500 1,775,653
(5-Year EUR Swap Annual + 3.90%), 7.00% ,
09/25/83 ...................... 1,400 1,773,229
Bayer Corp., 6.65%, 02/15/28
(b)
.......... USD 826 864,010
Bayer US Finance II LLC
(b)
4.25% , 12/15/25 ................... 3,806 3,795,286
4.38% , 12/15/28 ................... 1,722 1,705,965
Bayer US Finance LLC, 6.13%, 11/21/26
(b)
... 5,163 5,247,240
Dolcetto Holdco SpA
(c)
(3-mo. EURIBOR + 3.63%), 5.56% ,
07/14/32
(a)
..................... EUR 342 403,447
5.63% , 07/14/32 ................... 948 1,125,088
Eli Lilly & Co., 4.70%, 02/09/34 .......... USD 301 300,826
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
178 188,423
Nidda Healthcare Holding GmbH, 7.00%,
02/21/30
(c)
...................... EUR 2,253 2,770,190
Organon & Co., 4.13%, 04/30/28
(b)
........ USD 600 577,063
Pfizer Investment Enterprises Pte. Ltd., 4.65%,
05/19/30 ....................... 2,423 2,456,511
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.86% , 12/31/29
(a)
................ EUR 366 435,475
6.75% , 12/31/29 ................... 530 659,044
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 ....................... USD 1,029 921,572
Teva Pharmaceutical Finance Netherlands II BV
4.38% , 05/09/30 ................... EUR 2,085 2,492,412
7.88% , 09/15/31 ................... 1,452 2,039,632
Teva Pharmaceutical Finance Netherlands III BV
3.15% , 10/01/26 ................... USD 592 578,864
8.13% , 09/15/31 ................... 7,446 8,379,058
6.00% , 12/01/32 ................... 329 334,346
Teva Pharmaceutical Finance Netherlands IV BV,
5.75%, 12/01/30 .................. 2,205 2,229,167
47,728,149
Professional Services — 0.0%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
... 275 283,017
CACI International, Inc., 6.38%, 06/15/33
(b)
... 529 545,900
CoreLogic, Inc., 4.50%, 05/01/28
(b)
........ 2,008 1,915,396
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29
(b)
687 704,175
KBR, Inc., 4.75%, 09/30/28
(b)
............ 49 46,918
La Financiere Atalian, 8.50%, (8.50% Cash or
5.00% PIK), 06/30/28
(c) (i)
............. EUR 1,400 562,112
Science Applications International Corp., 4.88%,
04/01/28
(b)
...................... USD 364 358,357
Verisk Analytics, Inc., 5.25%, 06/05/34 ...... 298 304,325
4,720,200

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
59
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.2%
ADLER Financing SARL, 8.25%, 12/31/28 ... EUR 2,754 $ 3,284,192
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
.. USD 740 749,605
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ............ 423 395,184
7.00% , 04/15/30
(b)
.................. 152 141,928
9.75% , 04/15/30
(b)
.................. 183 185,949
Aroundtown Finance SARL
(a)(c)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% ..... GBP 329 455,869
(5-Year EURIBOR ICE Swap Rate + 4.51%),
7.13% ........................ EUR 3,301 4,086,808
Aroundtown SA, (5-Year EUR Swap Annual +
2.42%), 1.63%
(a) (c) (j)
................ 500 555,848
BRANICKS Group AG, 2.25%, 09/22/26
(c)
.... 900 593,819
Citycon OYJ, (5-Year EURIBOR ICE Swap Rate
+ 4.18%), 3.63%
(a) (c) (j)
............... 1,597 1,760,522
Citycon Treasury BV, 5.38%, 07/08/31
(c)
..... 425 514,586
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... USD 566 607,791
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c) (d)
................ EUR 1,260 1,394,928
Fantasia Holdings Group Co. Ltd.
(c)(e)(k)
15.00% , 12/18/21 .................. USD 1,735 47,713
11.75% , 04/17/22 .................. 2,039 56,072
10.88% , 01/09/23 .................. 1,345 36,987
11.88% , 06/01/23 .................. 1,500 41,250
9.25% , 07/28/23 ................... 3,540 97,350
7.95% , 07/05/24 ................... 1,650 45,375
12.25% , 10/18/24 .................. 3,269 89,898
9.88% , 10/19/24 ................... 2,640 72,600
Grand City Properties SA, (5-Year EUR Swap
Annual + 2.18%), 1.50%
(a) (c) (j)
.......... EUR 900 1,027,202
Heimstaden Bostad AB
(a)(c)(j)
(5-Year EUR Swap Annual + 3.91%), 3.38% 1,124 1,309,121
(5-Year EUR Swap Annual + 3.15%), 2.63% 1,725 1,930,365
Heimstaden Bostad Treasury BV, 0.63%,
07/24/25
(c)
...................... 216 253,701
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 ................... USD 149 141,891
4.38% , 02/01/31 ................... 104 95,976
MAF Global Securities Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.54%), 6.38%
(a) (c) (j)
................ 544 542,810
Modernland Overseas Pte. Ltd., 6.00%, (6.00%
Cash or 6.00% PIK), 04/30/27
(c) (i)
........ 1,059 352,324
Vivion Investments SARL, 8.25%, (8.25% Cash
or 7.90% PIK), 08/31/28
(c) (i)
........... EUR 2,744 3,156,898
24,024,562
Residential REITs — 0.0%
American Homes 4 Rent LP
5.50% , 02/01/34 ................... USD 320 325,349
5.50% , 07/15/34 ................... 903 915,050
5.25% , 03/15/35 ................... 187 185,615
AvalonBay Communities, Inc., 5.00%, 02/15/33 493 500,482
Camden Property Trust, 2.80%, 05/15/30 .... 1,243 1,155,721
Invitation Homes Operating Partnership LP
5.50% , 08/15/33 ................... 860 873,343
4.88% , 02/01/35 ................... 584 565,750
UDR, Inc., 4.40%, 01/26/29 ............. 190 189,951
4,711,261
Retail REITs — 0.0%
Brixmor Operating Partnership LP
4.13% , 05/15/29 ................... 281 276,307
5.75% , 02/15/35 ................... 149 153,101
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
709 689,876
Security
Par (000)
Par (000) Value
Retail REITs (continued)
Realty Income Corp.
5.13% , 02/15/34 ................... USD 1,237 $ 1,250,832
5.13% , 04/15/35 ................... 410 410,489
Regency Centers LP
5.25% , 01/15/34 ................... 775 786,285
5.10% , 01/15/35 ................... 471 472,050
4,038,940
Semiconductors & Semiconductor Equipment — 0.2%
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $727,000), 6.50%, 03/20/45
(f) (h)
...... 727 720,675
Broadcom, Inc.
4.15% , 11/15/30 ................... 2,071 2,037,842
4.15% , 04/15/32
(b)
.................. 2,564 2,470,010
3.42% , 04/15/33
(b)
.................. 3,526 3,197,830
Entegris, Inc., 4.75%, 04/15/29
(b)
......... 454 448,965
Foundry JV Holdco LLC
(b)
5.90% , 01/25/30 ................... 272 284,235
5.88% , 01/25/34 ................... 1,107 1,124,854
6.25% , 01/25/35 ................... 387 406,490
6.10% , 01/25/36 ................... 611 632,149
6.20% , 01/25/37 ................... 2,364 2,460,655
Lam Research Corp.
4.00% , 03/15/29 ................... 200 198,480
1.90% , 06/15/30 ................... 122 108,871
Micron Technology, Inc., 6.05%, 11/01/35 .... 3,008 3,148,066
MKS, Inc., 1.25%, 06/01/30
(l)
............ 681 671,126
NVIDIA Corp., 2.85%, 04/01/30 .......... 2,453 2,326,381
ON Semiconductor Corp., 0.50%, 03/01/29
(l)
.. 394 364,135
QUALCOMM, Inc., 5.00%, 05/20/35 ....... 2,517 2,534,433
SK Hynix, Inc., 6.50%, 01/17/33
(b)
......... 576 619,235
23,754,432
Software — 0.6%
AppLovin Corp., 5.50%, 12/01/34 ......... 4,303 4,368,817
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 5,809 5,717,598
Camelot Finance SA, 4.50%, 11/01/26
(b)
..... 186 183,146
Capstone Borrower, Inc.
(b)
8.00% , 06/15/30 ................... 1,409 1,470,084
Series jun , 8.00% , 06/15/30 ............ 429 446,430
Central Parent LLC, 8.00%, 06/15/29
(b)
...... 195 161,245
Central Parent, Inc., 7.25%, 06/15/29
(b)
...... 244 198,289
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 ................... 1,753 1,680,294
4.88% , 07/01/29 ................... 1,276 1,201,484
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 ................... 6,471 6,531,264
9.00% , 09/30/29 ................... 5,648 5,854,296
8.25% , 06/30/32 ................... 4,967 5,286,025
Elastic NV, 4.13%, 07/15/29
(b)
........... 613 585,734
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 1,402 1,433,817
Fair Isaac Corp.
(b)
4.00% , 06/15/28 ................... 259 252,077
6.00% , 05/15/33 ................... 1,869 1,886,131
Helios Software Holdings, Inc.
4.63% , 05/01/28
(b)
.................. 250 236,479
7.88% , 05/01/29
(c)
.................. EUR 2,694 3,282,880
8.75% , 05/01/29
(b)
.................. USD 200 205,729
IPD 3 BV, 5.50%, 06/15/31
(c)
............ EUR 1,039 1,240,719
McAfee Corp., 7.38%, 02/15/30
(b)
......... USD 572 540,187
Oracle Corp.
2.95% , 04/01/30 ................... 5,702 5,324,797
4.30% , 07/08/34 ................... 1,727 1,640,242
4.70% , 09/27/34 ................... 1,208 1,172,865
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
.. 1,276 1,324,636
Synopsys, Inc., 5.00%, 04/01/32 .......... 3,932 3,982,857

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
60
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
TeamSystem SpA
(c)
5.00% , 07/01/31 ................... EUR 281 $ 330,772
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.78% , 07/31/31
(a)
................ 1,712 2,019,748
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.19% , 07/01/32
(a)
................ 480 564,893
UKG, Inc., 6.88%, 02/01/31
(b)
............ USD 5,386 5,588,379
VMware LLC, 2.20%, 08/15/31 ........... 2,522 2,188,940
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
706 663,778
67,564,632
Specialized REITs — 0.2%
American Tower Corp.
5.50% , 03/15/28 ................... 1,539 1,581,773
5.80% , 11/15/28 ................... 163 170,054
2.30% , 09/15/31 ................... 883 766,049
5.40% , 01/31/35 ................... 3,146 3,211,572
Crown Castle, Inc.
5.00% , 01/11/28 ................... 97 97,956
3.80% , 02/15/28 ................... 622 610,788
4.80% , 09/01/28 ................... 41 41,246
5.60% , 06/01/29 ................... 201 207,459
3.10% , 11/15/29 ................... 404 378,974
2.25% , 01/15/31 ................... 43 37,409
5.10% , 05/01/33 ................... 390 388,396
5.80% , 03/01/34 ................... 124 128,387
Equinix, Inc., 3.20%, 11/18/29 ........... 781 741,140
Extra Space Storage LP
5.40% , 02/01/34 ................... 2,534 2,573,655
5.35% , 01/15/35 ................... 706 710,713
5.40% , 06/15/35 ................... 1,636 1,644,837
Iron Mountain, Inc.
(b)
5.25% , 07/15/30 ................... 26 25,644
5.63% , 07/15/32 ................... 245 243,053
6.25% , 01/15/33 ................... 1,839 1,890,871
SBA Communications Corp., 3.13%, 02/01/29 . 347 327,734
15,777,710
Specialty Retail — 0.2%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................... 123 121,318
4.75% , 03/01/30 ................... 89 86,173
5.00% , 02/15/32
(b)
.................. 68 64,700
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.23% , 09/30/31
(a)
................ EUR 686 810,592
6.50% , 09/30/31 ................... 609 727,167
Carvana Co.
(b)(i)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 1,459 1,534,406
0.00% , ( 0.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 2,243 2,538,424
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
... GBP 1,759 2,482,131
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. USD 221 235,559
Dufry One BV
4.50% , 05/23/32
(c)
.................. EUR 640 756,630
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 6.40%, 07/15/31
(a) (c)
...... 1,451 1,717,752
eG Global Finance plc, 12.00%, 11/30/28
(b)
... USD 612 675,571
Fressnapf Holding SE, 5.25%, 10/31/31
(c)
.... EUR 457 543,784
Global Auto Holdings Ltd., 11.50%, 08/15/29
(b)
. USD 200 195,692
Goldstory SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.18% , 02/01/30
(a)
................ EUR 496 590,092
6.75% , 02/01/30 ................... 711 869,782
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. USD 144 147,868
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.... USD 350 $ 350,814
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
. 212 209,305
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 ................... 155 150,730
8.25% , 08/01/31 ................... 859 913,274
Staples, Inc., 10.75%, 09/01/29
(b)
......... 199 188,339
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.... 3,753 3,747,044
19,657,147
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(b)
..... 143 151,708
Hewlett Packard Enterprise Co., 5.00%, 10/15/34 4,046 3,924,694
Seagate Data Storage Technology Pte. Ltd.,
5.88%, 07/15/30
(b)
................. 386 391,763
Seagate HDD Cayman
8.25% , 12/15/29 ................... 241 256,665
8.50% , 07/15/31
(b)
.................. 605 649,274
Xerox Corp., 10.25%, 10/15/30
(b)
......... 134 140,291
5,514,395
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC
5.25% , 07/15/32
(b)
.................. EUR 686 814,134
5.25% , 07/15/32
(c)
.................. 777 922,132
10.00% , ( 10.00 % Cash or 10.75 % PIK),
07/15/33
(b) (i)
.................... USD 1,909 1,978,707
Crocs, Inc.
(b)
4.25% , 03/15/29 ................... 415 395,906
4.13% , 08/15/31 ................... 40 36,020
European TopSoho SARL, Series SMCP, 4.00%,
09/21/21
(c) (e) (k) (l)
................... EUR 1,300 765,668
Hanesbrands, Inc., 9.00%, 02/15/31
(b)
...... USD 43 45,525
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.03% , 07/01/29
(a) (c)
............... EUR 1,838 2,175,356
Under Armour, Inc., 7.25%, 07/15/30
(b)
...... USD 188 190,389
7,323,837
Tobacco — 0.1%
BAT Capital Corp.
4.91% , 04/02/30 ................... 388 393,204
6.34% , 08/02/30 ................... 770 829,736
5.83% , 02/20/31 ................... 605 636,641
6.42% , 08/02/33 ................... 1,008 1,094,709
6.00% , 02/20/34 ................... 539 568,169
BAT International Finance plc, 5.93%, 02/02/29 1,086 1,139,661
Imperial Brands Finance plc, 4.50%, 06/30/28
(b)
2,785 2,784,667
Philip Morris International, Inc.
4.13% , 04/28/28 ................... 1,410 1,407,242
4.38% , 04/30/30 ................... 2,836 2,829,139
11,683,168
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
. 2,394 2,317,064
Fortress Transportation & Infrastructure Investors
LLC
(b)
5.50% , 05/01/28 ................... 888 883,221
7.88% , 12/01/30 ................... 288 305,572
7.00% , 05/01/31 ................... 2,733 2,829,844
7.00% , 06/15/32 ................... 1,346 1,389,782
5.88% , 04/15/33 ................... 1,223 1,207,602
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
...................... 24 22,013
GATX Corp., 3.50%, 03/15/28 ........... 225 219,691
Herc Holdings, Inc.
(b)
6.63% , 06/15/29 ................... 150 153,900
7.00% , 06/15/30 ................... 603 629,748
7.25% , 06/15/33 ................... 306 320,627

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
61
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Imola Merger Corp., 4.75%, 05/15/29
(b)
...... USD 333 $ 321,509
QXO Building Products, Inc., 6.75%, 04/30/32
(b)
1,535 1,581,360
United Rentals North America, Inc.
(b)
6.00% , 12/15/29 ................... 1,242 1,272,031
6.13% , 03/15/34 ................... 120 123,603
WESCO Distribution, Inc.
(b)
6.63% , 03/15/32 ................... 107 111,191
6.38% , 03/15/33 ................... 1,295 1,338,489
15,027,247
Water Utilities — 0.0%
Thames Water Utilities Ltd., 0.00%, 03/22/27
(c) (m)
GBP 29 33,155
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 3.63%, 04/22/29 ... USD 1,257 1,215,802
Connect Finco SARL, 9.00%, 09/15/29
(b)
..... 428 430,195
Eutelsat SA
(c)
1.50% , 10/13/28 ................... EUR 900 963,992
9.75% , 04/13/29 ................... 1,226 1,556,740
Rogers Communications, Inc.
3.80% , 03/15/32 ................... USD 793 736,901
Series NC5 , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.65%),
7.00% , 04/15/55
(a)
................ 612 625,683
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13% ,
04/15/55
(a)
..................... 337 341,584
SoftBank Group Corp.
(c)
5.00% , 04/15/28 ................... EUR 247 296,045
5.38% , 01/08/29 ................... 1,714 2,050,824
5.75% , 07/08/32 ................... 1,746 2,054,140
Telefonica Europe BV
(a)(c)(j)
(7-Year EUR Swap Annual + 3.35%), 6.14% 1,200 1,513,901
(EUAMDB08 + 3.12%), 5.75% ......... 700 855,214
T-Mobile USA, Inc.
3.75% , 04/15/27 ................... USD 5 4,948
3.88% , 04/15/30 ................... 1,284 1,247,044
United States Cellular Corp., 6.70%, 12/15/33 . 543 570,192
VEON Holdings BV, 3.38%, 11/25/27
(b)
...... 662 609,040
Vmed O2 UK Financing I plc
4.25% , 01/31/31
(b)
.................. 600 549,672
4.50% , 07/15/31
(c)
.................. GBP 2,270 2,788,744
5.63% , 04/15/32
(c)
.................. EUR 1,401 1,652,883
7.75% , 04/15/32
(b)
.................. USD 200 207,829
Vodafone Group plc, 7.88%, 02/15/30 ...... 10 11,425
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (b) (i) (l)
........... 828 807,277
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a) (b) (i)
........... 233 223,312
Zegona Finance plc, 6.75%, 07/15/29
(c)
..... EUR 1,936 2,423,043
23,736,430
Total Corporate Bonds — 18 .2%
(Cost: $ 1,855,597,702 ) ............................ 1,907,991,628
Equity-Linked Notes
Aerospace & Defense — 0.2%
(b)(c)
Barclays Bank plc ( GE Aerospace ) ,
18.62% , 07/23/25 .................. USD 29 7,333,104
JPMorgan Structured Products BV ( AAR Corp. ) ,
21.07% , 08/14/25 .................. EUR 13 2,601,392
Royal Bank of Canada ( Boeing Co. (The) ) ,
22.04% , 08/04/25 .................. USD 18 3,806,636
Toronto-Dominion Bank (The) ( L3Harris
Technologies, Inc. ) , 21.78% , 07/21/25 ..... 30 7,382,513
21,123,645
Security
Par (000)
Par (000) Value
Air Freight & Logistics — 0.1%
(b)(c)
Barclays Bank plc ( United Parcel Service, Inc. ) ,
13.86% , 07/30/25 .................. USD 64 $ 6,507,796
Nomura Holdings, Inc. ( FedEx Corp. ) ,
25.13% , 07/14/25 .................. 10 2,332,824
8,840,620
Automobile Components — 0.0%
(b)(c)
JPMorgan Structured Products BV ( Lear Corp. ) ,
24.15% , 08/04/25 .................. 15 1,438,996
Toronto-Dominion Bank (The) ( Aptiv plc ) ,
26.00% , 08/04/25 .................. 47 3,248,857
4,687,853
Automobiles — 0.0%
Mizuho Markets Cayman LP ( General Motors
Co. ) , 19.82% , 07/14/25
(b) (c)
............ 29 1,440,226
Banks — 0.5%
(b)(c)
Barclays Bank plc ( First Citizens BancShares,
Inc. ) , 20.43% , 07/24/25 ............... 6 10,498,624
Citigroup, Inc. ( JPMorgan Chase & Co. ) ,
14.35% , 07/15/25 .................. 67 18,574,488
Citigroup, Inc. ( Wells Fargo & Co. ) ,
13.49% , 07/15/25 .................. 97 7,488,012
JPMorgan Structured Products BV ( Wells Fargo
& Co. ) , 18.63% , 07/03/25 ............. 142 11,093,662
Royal Bank of Canada ( Bank of America Corp. ) ,
15.31% , 07/16/25 .................. 135 6,197,847
Societe Generale SA ( Citizens Financial Group,
Inc. ) , 14.52% , 07/17/25 ............... 45 1,875,510
55,728,143
Beverages — 0.1%
(b)(c)
Barclays Bank plc ( Pernod Ricard SA ) ,
37.27% , 08/14/25 .................. EUR 12 1,201,589
Mizuho Markets Cayman LP ( Keurig Dr Pepper,
Inc. ) , 17.00% , 07/10/25 ............... USD 54 1,796,718
Nomura Holdings, Inc. ( Coca-Cola Co. (The) ) ,
15.70% , 07/23/25 .................. 41 2,935,951
5,934,258
Biotechnology — 0.1%
(b)(c)
BNP Paribas SA ( Biogen, Inc. ) , 25.33% , 08/01/25 27 3,451,283
Citigroup, Inc. ( Gilead Sciences, Inc. ) ,
22.91% , 08/11/25 .................. 53 5,978,091
Societe Generale SA ( United Therapeutics
Corp. ) , 22.41% , 07/31/25 ............. 11 3,018,601
12,447,975
Broadline Retail — 0.4%
(b)(c)
BNP Paribas SA ( eBay, Inc. ) , 14.44% , 07/31/25 85 6,379,090
JPMorgan Structured Products BV ( PDD
Holdings, Inc. ) , 30.43% , 08/04/25 ........ 33 3,396,201
Morgan Stanley & Co. LLC ( Macy's, Inc. ) ,
29.75% , 07/11/25 .................. 147 1,731,162
Societe Generale SA (Amazon.com, Inc.)
18.81% , 07/28/25 .................. 14 2,938,717
17.53% , 08/04/25 .................. 141 30,086,317
44,531,487
Building Products — 0.1%
(b)(c)
Barclays Bank plc ( Allegion plc ) ,
11.38% , 07/24/25 .................. 21 3,055,903
Societe Generale SA ( Johnson Controls
International plc ) , 16.43% , 07/31/25 ...... 40 4,203,818
UBS AG ( Carrier Global Corp. ) ,
17.40% , 07/25/25 .................. 41 3,012,656

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
62
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
UBS AG ( Johnson Controls International plc ) ,
24.80% , 08/18/25 .................. USD 13 $ 1,363,093
11,635,470
Capital Markets — 0.7%
(b)(c)
Barclays Bank plc ( Ameriprise Financial, Inc. ) ,
13.90% , 07/25/25 .................. 9 4,893,624
Barclays Bank plc ( Moody's Corp. ) ,
13.81% , 07/23/25 .................. 7 3,652,879
Morgan Stanley & Co. LLC ( Houlihan Lokey,
Inc. ) , 13.96% , 07/30/25 ............... 17 3,049,423
Morgan Stanley & Co. LLC ( Nasdaq, Inc. ) ,
11.52% , 07/28/25 .................. 57 4,938,298
Morgan Stanley & Co. LLC ( S&P Global, Inc. ) ,
8.05% , 05/17/30 ................... 3 1,807,235
Nomura Holdings, Inc. ( Intercontinental
Exchange, Inc. ) , 15.92% , 08/18/25 ....... 20 3,591,714
Nomura Holdings, Inc. ( S&P Global, Inc. ) ,
9.96% , 07/30/25 ................... 12 6,079,782
Royal Bank of Canada ( Goldman Sachs Group,
Inc. (The) ) , 16.82% , 07/16/25 .......... 17 11,264,647
Royal Bank of Canada ( Morgan Stanley ) ,
14.81% , 07/16/25 .................. 92 12,422,532
Royal Bank of Canada ( Morningstar, Inc. ) ,
11.72% , 07/24/25 .................. 14 4,249,638
Societe Generale SA ( Carlyle Group, Inc. (The) ) ,
19.65% , 07/10/25 .................. 70 3,492,359
Societe Generale SA ( Cboe Global Markets,
Inc. ) , 12.67% , 08/04/25 ............... 13 3,022,704
Societe Generale SA ( Evercore, Inc. ) ,
19.86% , 07/24/25 .................. 24 6,262,209
Societe Generale SA ( Morgan Stanley ) ,
12.50% , 07/16/25 .................. 18 2,474,108
UBS AG ( Intercontinental Exchange, Inc. ) ,
9.10% , 07/31/25 ................... 27 4,882,292
76,083,444
Chemicals — 0.5%
(b)(c)
Barclays Bank plc ( Corteva, Inc. ) ,
7.98% , 08/06/25 ................... 48 3,562,600
Barclays Bank plc ( Ecolab, Inc. ) ,
8.30% , 07/30/25 ................... 22 5,980,781
Barclays Bank plc ( PPG Industries, Inc. ) ,
17.55% , 07/24/25 .................. 34 3,871,056
BMO Capital Markets Corp. ( International Flavors
& Fragrances, Inc. ) , 25.39% , 08/18/25 .... 43 3,200,342
BNP Paribas SA ( Scotts Miracle-Gro Co. (The) ) ,
20.45% , 07/30/25 .................. 47 3,052,395
HSBC Bank plc ( Celanese Corp. ) ,
28.24% , 08/04/25 .................. 65 3,596,972
JPMorgan Structured Products BV ( Air Liquide
SA ) , 44.08% , 07/14/25 ............... 62 1,552,383
Mizuho Markets Cayman LP ( Dow, Inc. ) ,
21.27% , 07/25/25 .................. 126 3,377,713
Nomura Holdings, Inc. ( Sherwin-Williams Co.
(The) ) , 10.65% , 07/23/25 ............. 7 2,290,527
Royal Bank of Canada ( CF Industries Holdings,
Inc. ) , 20.33% , 08/06/25 ............... 31 2,883,934
Societe Generale SA ( DuPont de Nemours, Inc. ) ,
19.26% , 07/31/25 .................. 54 3,625,008
Societe Generale SA ( Mosaic Co. (The) ) ,
22.60% , 08/06/25 .................. 180 6,580,983
Toronto-Dominion Bank (The) ( Air Products and
Chemicals, Inc. ) , 27.14% , 08/11/25 ....... 11 3,051,669
Toronto-Dominion Bank (The) ( Albemarle Corp. ) ,
25.80% , 07/10/25 .................. 15 956,343
47,582,706
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.1%
(b)(c)
Barclays Bank plc ( Rentokil Initial plc ) ,
29.03% , 07/17/25 .................. GBP 671 $ 3,209,246
Morgan Stanley & Co. LLC ( Republic Services,
Inc. ) , 9.32% , 07/25/25 ............... USD 24 5,817,347
Nomura Holdings, Inc. ( Waste Management,
Inc. ) , 7.43% , 07/24/25 ............... 18 4,090,395
13,116,988
Communications Equipment — 0.2%
(b)(c)
Barclays Bank plc ( Arista Networks, Inc. ) ,
22.31% , 07/30/25 .................. 40 3,832,281
Royal Bank of Canada ( Cisco Systems, Inc. ) ,
11.25% , 08/14/25 .................. 156 10,742,574
Societe Generale SA ( Cisco Systems, Inc. ) ,
18.04% , 07/28/25 .................. 75 4,934,640
19,509,495
Construction & Engineering — 0.1%
(b)(c)
Societe Generale SA ( EMCOR Group, Inc. ) ,
19.58% , 07/25/25 .................. 8 3,785,482
Societe Generale SA ( Fluor Corp. ) ,
31.69% , 08/04/25 .................. 124 6,065,285
9,850,767
Construction Materials — 0.1%
(b)(c)
Societe Generale SA ( Martin Marietta Materials,
Inc. ) , 12.40% , 08/08/25 ............... 9 4,739,444
Societe Generale SA ( Vulcan Materials Co. ) ,
12.63% , 08/06/25 .................. 9 2,369,676
7,109,120
Consumer Finance — 0.2%
(b)(c)
Barclays Bank plc ( Ally Financial, Inc. ) ,
15.60% , 07/17/25 .................. 167 6,260,562
Barclays Bank plc ( Capital One Financial Corp. ) ,
19.39% , 07/23/25 .................. 31 6,227,331
Barclays Bank plc ( Synchrony Financial ) ,
16.65% , 07/17/25 .................. 91 5,720,561
18,208,454
Consumer Staples Distribution & Retail — 0.3%
(b)(c)
HSBC Bank plc ( Walmart, Inc. ) ,
13.24% , 08/21/25 .................. 137 13,287,920
Mizuho Markets Cayman LP ( Sprouts Farmers
Market, Inc. ) , 22.57% , 07/30/25 ......... 19 3,084,845
Morgan Stanley & Co. LLC ( Dollar General
Corp. ) , 21.36% , 07/17/25 ............. 43 4,872,196
Royal Bank of Canada ( Dollar General Corp. ) ,
23.42% , 08/07/25 .................. 40 4,583,075
Societe Generale SA ( Dollar Tree, Inc. ) ,
23.01% , 07/28/25 .................. 43 4,230,156
30,058,192
Containers & Packaging — 0.1%
(b)(c)
Barclays Bank plc ( Crown Holdings, Inc. ) ,
10.50% , 07/23/25 .................. 18 1,818,051
BNP Paribas SA ( International Paper Co. ) ,
14.82% , 07/31/25 .................. 51 2,382,420
Mizuho Markets Cayman LP ( Sealed Air Corp. ) ,
20.92% , 07/03/25 .................. 77 2,402,367
UBS AG ( Ball Corp. ) , 13.90% , 08/04/25 ...... 64 3,599,945
UBS AG ( Sealed Air Corp. ) , 24.80% , 08/18/25 . 59 1,823,738
12,026,521
Distributors — 0.0%
Barclays Bank plc ( Genuine Parts Co. ) ,
15.87% , 07/23/25
(b) (c)
................ 19 2,279,205

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
63
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.2%
(b)(c)
BMO Capital Markets Corp. ( AT&T, Inc. ) ,
16.97% , 07/23/25 .................. USD 430 $ 12,185,002
Mizuho Markets Cayman LP ( Verizon
Communications, Inc. ) , 16.32% , 07/03/25 .. 93 4,027,673
Royal Bank of Canada ( Singapore
Telecommunications Ltd. ) , 28.20% , 08/04/25 38 1,121,584
17,334,259
Electric Utilities — 0.1%
(b)(c)
JPMorgan Structured Products BV ( American
Electric Power Co., Inc. ) , 12.85% , 08/04/25 . 17 1,783,280
Mizuho Markets Cayman LP ( PG&E Corp. ) ,
21.22% , 07/21/25 .................. 224 3,159,231
Societe Generale SA ( Exelon Corp. ) ,
14.96% , 07/10/25 .................. 114 4,942,209
9,884,720
Electrical Equipment — 0.1%
(b)(c)
Societe Generale SA ( Emerson Electric Co. ) ,
14.28% , 08/07/25 .................. 32 4,229,613
Societe Generale SA ( Generac Holdings, Inc. ) ,
20.10% , 07/31/25 .................. 32 4,392,793
8,622,406
Electronic Equipment, Instruments & Components — 0.2%
(b)(c)
Barclays Bank plc ( Amphenol Corp. ) ,
15.68% , 07/23/25 .................. 52 4,949,299
Barclays Bank plc ( Zebra Technologies Corp. ) ,
17.82% , 08/06/25 .................. 24 7,306,222
Nomura Holdings, Inc. ( Corning, Inc. ) ,
13.61% , 07/30/25 .................. 59 3,052,108
Societe Generale SA ( Keysight Technologies,
Inc. ) , 22.72% , 07/10/25 ............... 9 1,532,211
16,839,840
Energy Equipment & Services — 0.0%
Morgan Stanley & Co. LLC ( Schlumberger NV ) ,
17.64% , 07/21/25
(b) (c)
................ 141 4,791,024
Entertainment — 0.3%
(b)(c)
Barclays Bank plc ( Netflix, Inc. ) ,
14.14% , 07/18/25 .................. 10 12,462,551
BMO Capital Markets Corp. ( Electronic Arts,
Inc. ) , 21.55% , 08/11/25 ............... 30 4,602,342
Mizuho Markets Cayman LP ( Spotify Technology
SA ) , 22.62% , 07/23/25 ............... 6 4,501,601
Mizuho Markets Cayman LP ( Walt Disney Co.
(The) ) , 19.32% , 07/10/25 ............. 14 1,658,929
Societe Generale SA ( Walt Disney Co. (The) ) ,
14.04% , 08/07/25 .................. 66 7,997,691
31,223,114
Financial Services — 0.6%
(b)(c)
BNP Paribas SA ( Visa, Inc. ) , 6.89% , 07/23/25 .. 38 13,699,711
Citigroup, Inc. ( Fiserv, Inc. ) , 10.64% , 07/25/25 . 72 12,134,566
HSBC Bank plc ( Affirm Holdings, Inc. ) ,
44.88% , 07/14/25 .................. 92 5,294,297
Mizuho Markets Cayman LP ( PayPal Holdings,
Inc. ) , 17.37% , 07/30/25 ............... 120 8,890,941
Mizuho Markets Cayman LP ( Visa, Inc. ) ,
19.32% , 07/21/25 .................. 6 1,959,779
Morgan Stanley & Co. LLC ( Fidelity National
Information Services, Inc. ) , 23.65% , 08/07/25 82 6,625,113
Nomura Holdings, Inc. ( Voya Financial, Inc. ) ,
25.15% , 08/11/25 .................. 48 3,269,856
Societe Generale SA ( Global Payments, Inc. ) ,
24.33% , 07/28/25 .................. 26 2,034,730
UBS AG ( Global Payments, Inc. ) ,
18.10% , 08/08/25 .................. 47 3,644,128
Security
Par (000)
Par (000) Value
Financial Services (continued)
UBS AG ( Mastercard, Inc. ) , 10.20% , 07/31/25 . USD 16 $ 9,183,970
66,737,091
Food Products — 0.1%
(b)(c)
BNP Paribas SA ( Kraft Heinz Co. (The) ) ,
21.09% , 07/21/25 .................. 182 4,752,454
BNP Paribas SA ( Lamb Weston Holdings, Inc. ) ,
21.61% , 07/14/25 .................. 50 2,618,272
Toronto-Dominion Bank (The) ( Mondelez
International, Inc. ) , 19.07% , 07/30/25 ..... 71 4,835,471
12,206,197
Ground Transportation — 0.2%
(b)(c)
Barclays Bank plc ( Lyft, Inc. ) , 34.10% , 08/07/25 279 4,261,646
Barclays Bank plc ( Norfolk Southern Corp. ) ,
14.07% , 07/25/25 .................. 14 3,647,662
Societe Generale SA ( Uber Technologies, Inc. ) ,
29.13% , 08/06/25 .................. 85 7,493,367
15,402,675
Health Care Equipment & Supplies — 0.5%
(b)(c)
Barclays Bank plc ( Boston Scientific Corp. ) ,
10.31% , 07/24/25 .................. 17 1,828,373
BMO Capital Markets Corp. ( Boston Scientific
Corp. ) , 13.19% , 07/24/25 ............. 116 12,158,094
BMO Capital Markets Corp. ( Intuitive Surgical,
Inc. ) , 15.32% , 07/18/25 ............... 11 5,812,955
BNP Paribas SA ( GE HealthCare Technologies,
Inc. ) , 14.64% , 07/31/25 ............... 65 4,794,023
Mizuho Markets Cayman LP ( Dexcom, Inc. ) ,
20.02% , 07/25/25 .................. 58 5,004,115
Mizuho Markets Cayman LP ( Medtronic plc ) ,
20.02% , 07/14/25 .................. 73 6,398,359
Nomura Holdings, Inc. ( Align Technology, Inc. ) ,
21.07% , 07/30/25 .................. 13 2,434,468
Royal Bank of Canada ( Koninklijke Philips NV ) ,
25.60% , 07/31/25 .................. EUR 102 2,444,017
Societe Generale SA ( Becton Dickinson & Co. ) ,
24.10% , 07/28/25 .................. USD 26 4,394,959
Toronto-Dominion Bank (The) ( Stryker Corp. ) ,
14.45% , 07/30/25 .................. 14 5,541,907
UBS AG ( IDEXX Laboratories, Inc. ) ,
14.70% , 08/06/25 .................. 6 3,027,232
53,838,502
Health Care Providers & Services — 1.0%
(b)(c)
Barclays Bank plc ( Quest Diagnostics, Inc. ) ,
11.03% , 07/23/25 .................. 45 7,937,380
BNP Paribas SA ( Elevance Health, Inc. ) ,
30.79% , 07/21/25 .................. 11 4,074,485
BNP Paribas SA ( Humana, Inc. ) ,
35.22% , 07/30/25 .................. 26 6,182,134
BNP Paribas SA ( Labcorp Holdings, Inc. ) ,
11.71% , 08/01/25 .................. 21 5,418,362
BNP Paribas SA ( Tenet Healthcare Corp. ) ,
21.81% , 07/24/25 .................. 38 6,387,432
JPMorgan Structured Products BV ( Humana,
Inc. ) , 33.25% , 07/30/25 ............... 10 2,460,219
Mizuho Markets Cayman LP ( Centene Corp. ) ,
25.02% , 08/18/25 .................. 30 1,642,316
Mizuho Markets Cayman LP ( CVS Health Corp. ) ,
26.87% , 08/18/25 .................. 125 8,581,563
Morgan Stanley & Co. LLC ( Cardinal Health,
Inc. ) , 13.36% , 08/14/25 ............... 12 1,860,698
Morgan Stanley & Co. LLC ( Centene Corp. ) ,
13.98% , 07/25/25 .................. 30 1,630,942
Morgan Stanley & Co. LLC ( Elevance Health,
Inc. ) , 19.70% , 07/17/25 ............... 35 13,431,688

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
64
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Morgan Stanley & Co. LLC ( McKesson Corp. ) ,
12.97% , 08/07/25 .................. USD 3 $ 1,836,063
Nomura Holdings, Inc. ( Cardinal Health, Inc. ) ,
12.48% , 08/14/25 .................. 52 8,621,604
Royal Bank of Canada ( McKesson Corp. ) ,
10.13% , 08/07/25 .................. 11 7,780,677
Societe Generale SA ( Cardinal Health, Inc. ) ,
20.36% , 07/28/25 .................. 41 6,475,503
Societe Generale SA (Cigna Group (The))
18.36% , 07/28/25 .................. 6 1,761,808
13.35% , 07/31/25 .................. 15 4,861,115
UBS AG ( CVS Health Corp. ) , 24.50% , 07/31/25 181 12,247,452
UBS AG ( Labcorp Holdings, Inc. ) ,
17.30% , 07/03/25 .................. 21 5,425,001
108,616,442
Health Care Technology — 0.1%
HSBC Bank plc ( Veeva Systems, Inc. ) ,
12.65% , 07/14/25
(b) (c)
................ 21 6,190,509
Hotel & Resort REITs — 0.0%
Nomura Holdings, Inc. ( Host Hotels & Resorts,
Inc. ) , 23.15% , 07/31/25
(b) (c)
............ 227 3,537,249
Hotels, Restaurants & Leisure — 0.5%
(b)(c)
Barclays Bank plc ( Life Time Group Holdings,
Inc. ) , 23.70% , 08/01/25 ............... 103 3,081,249
Barclays Bank plc ( Royal Caribbean Cruises
Ltd. ) , 16.63% , 07/25/25 .............. 11 3,187,337
BNP Paribas SA ( Domino's Pizza, Inc. ) ,
16.75% , 07/18/25 .................. 13 5,773,342
Citigroup, Inc. ( Boyd Gaming Corp. ) ,
12.38% , 07/28/25 .................. 65 4,968,279
Mizuho Markets Cayman LP ( Chipotle Mexican
Grill, Inc. ) , 15.37% , 07/24/25 ........... 90 4,923,325
Nomura Holdings, Inc. ( Hilton Worldwide
Holdings, Inc. ) , 14.96% , 08/07/25 ........ 14 3,661,727
Societe Generale SA ( Airbnb, Inc. ) ,
22.08% , 08/06/25 .................. 31 4,047,355
Societe Generale SA ( Booking Holdings, Inc. ) ,
9.58% , 08/01/25 ................... 1 6,041,975
Societe Generale SA ( Wingstop, Inc. ) ,
21.85% , 07/31/25 .................. 6 2,137,588
UBS AG ( Cheesecake Factory, Inc. (The) ) ,
20.50% , 07/31/25 .................. 41 2,537,538
UBS AG ( Hyatt Hotels Corp. ) , 20.20% , 08/06/25 27 3,716,944
UBS AG ( McDonald's Corp. ) , 11.30% , 07/30/25 12 3,500,911
47,577,570
Household Durables — 0.1%
(b)(c)
JPMorgan Structured Products BV ( Whirlpool
Corp. ) , 28.69% , 07/29/25 ............. 22 1,932,362
Morgan Stanley & Co. LLC ( PulteGroup, Inc. ) ,
16.45% , 07/23/25 .................. 30 3,109,150
Morgan Stanley & Co. LLC ( Whirlpool Corp. ) ,
15.35% , 07/29/25 .................. 44 3,932,200
Royal Bank of Canada ( Toll Brothers, Inc. ) ,
17.80% , 07/07/25 .................. 29 3,177,555
12,151,267
Household Products — 0.0%
Barclays Bank plc ( Henkel AG & Co. KGaA ) ,
13.80% , 07/31/25
(b) (c)
................ EUR 46 3,680,016
Industrial Conglomerates — 0.1%
Morgan Stanley & Co. LLC ( 3M Co. ) ,
15.18% , 07/25/25
(b) (c)
................ USD 40 6,077,121
Security
Par (000)
Par (000) Value
Industrial REITs — 0.0%
BNP Paribas SA ( STAG Industrial, Inc. ) ,
16.50% , 07/14/25
(b) (c)
................ USD 46 $ 1,676,066
Insurance — 0.4%
(b)(c)
Barclays Bank plc ( W R Berkley Corp. ) ,
15.20% , 07/23/25 .................. 64 4,726,950
Mizuho Markets Cayman LP ( MetLife, Inc. ) ,
10.37% , 07/31/25 .................. 23 1,826,023
Morgan Stanley & Co. LLC ( Progressive Corp.
(The) ) , 11.72% , 07/16/25 ............. 39 10,387,851
Nomura Holdings, Inc. (Fidelity National
Financial, Inc.)
24.08% , 08/11/25 .................. 50 2,727,311
22.76% , 08/18/25 .................. 50 2,726,737
Royal Bank of Canada ( American International
Group, Inc. ) , 26.00% , 08/07/25 ......... 54 4,668,179
Societe Generale SA ( American International
Group, Inc. ) , 12.60% , 07/31/25 ......... 28 2,401,879
Societe Generale SA ( Arthur J Gallagher & Co. ) ,
17.10% , 07/25/25 .................. 11 3,592,144
Societe Generale SA ( Travelers Cos., Inc. (The) ) ,
12.04% , 07/18/25 .................. 22 5,826,059
Toronto-Dominion Bank (The) ( Willis Towers
Watson plc ) , 23.01% , 07/21/25 ......... 14 4,279,962
43,163,095
Interactive Media & Services — 0.9%
(b)(c)
Barclays Bank plc ( Meta Platforms, Inc. ) ,
14.97% , 07/31/25 .................. 9 6,302,162
JPMorgan Structured Products BV ( Alphabet,
Inc. ) , 14.00% , 07/24/25 ............... 29 4,971,563
Royal Bank of Canada ( Alphabet, Inc. ) ,
16.05% , 07/24/25 .................. 241 42,350,412
UBS AG ( Meta Platforms, Inc. ) ,
16.80% , 07/31/25 .................. 57 40,927,713
94,551,850
IT Services — 0.1%
(b)(c)
Societe Generale SA ( Twilio, Inc. ) ,
23.24% , 08/04/25 .................. 37 4,303,046
Toronto-Dominion Bank (The) ( Cognizant
Technology Solutions Corp. ) ,
16.24% , 08/04/25 .................. 41 3,262,889
7,565,935
Leisure Products — 0.0%
(b)(c)
Barclays Bank plc ( Hasbro, Inc. ) ,
18.03% , 07/25/25 .................. 27 1,873,597
Royal Bank of Canada ( Hasbro, Inc. ) ,
22.58% , 08/07/25 .................. 36 2,567,280
4,440,877
Life Sciences Tools & Services — 0.2%
(b)(c)
Barclays Bank plc ( Danaher Corp. ) ,
15.57% , 07/23/25 .................. 37 7,287,570
Morgan Stanley & Co. LLC ( Thermo Fisher
Scientific, Inc. ) , 18.05% , 07/24/25 ........ 29 11,915,512
19,203,082
Machinery — 0.4%
(b)(c)
Barclays Bank plc ( Xylem, Inc. ) ,
10.49% , 07/30/25 .................. 42 5,393,854
BNP Paribas SA ( Seatrium Ltd. ) ,
24.12% , 07/24/25 .................. 123 3,365,913
JPMorgan Structured Products BV ( CNH
Industrial NV ) , 22.95% , 07/10/25 ........ 128 1,666,632
Morgan Stanley & Co. LLC ( Westinghouse Air
Brake Technologies Corp. ) , 11.81% , 07/24/25 15 3,025,693

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
65
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Nomura Holdings, Inc. ( Deere & Co. ) ,
16.72% , 08/14/25 .................. USD 14 $ 7,172,102
Royal Bank of Canada ( Pentair plc ) ,
12.78% , 07/23/25 .................. 31 3,087,338
Societe Generale SA ( Caterpillar, Inc. ) ,
14.50% , 08/06/25 .................. 16 6,197,820
Societe Generale SA ( Flowserve Corp. ) ,
21.53% , 07/30/25 .................. 101 5,068,511
Societe Generale SA ( Illinois Tool Works, Inc. ) ,
12.23% , 07/30/25 .................. 12 2,991,753
Societe Generale SA ( Ingersoll Rand, Inc. ) ,
15.69% , 07/31/25 .................. 37 3,030,029
UBS AG ( Parker-Hannifin Corp. ) ,
13.20% , 08/07/25 .................. 5 3,688,817
44,688,462
Media — 0.1%
(b)(c)
BNP Paribas SA (WPP plc)
24.22% , 07/17/25 .................. GBP 323 2,294,666
18.10% , 07/31/25 .................. 323 2,298,297
Morgan Stanley & Co. LLC ( Charter
Communications, Inc. ) , 12.70% , 07/28/25 .. USD 12 4,879,778
Morgan Stanley & Co. LLC ( Fox Corp. ) ,
10.04% , 08/06/25 .................. 47 2,414,572
11,887,313
Metals & Mining — 0.1%
(b)(c)
Mizuho Markets Cayman LP ( Freeport-
McMoRan, Inc. ) , 20.72% , 07/24/25 ....... 113 4,860,785
Royal Bank of Canada ( Teck Resources Ltd. ) ,
21.17% , 07/14/25 .................. 53 2,078,143
6,938,928
Multi-Utilities — 0.0%
Morgan Stanley & Co. LLC ( Sempra ) ,
24.96% , 08/07/25
(b) (c)
................ 30 2,260,803
Oil, Gas & Consumable Fuels — 0.3%
(b)(c)
Barclays Bank plc ( BP plc ) , 24.28% , 07/17/25 .. GBP 1,318 6,573,378
HSBC Bank plc ( Marathon Petroleum Corp. ) ,
16.84% , 08/06/25 .................. USD 21 3,526,102
JPMorgan Structured Products BV ( Exxon Mobil
Corp. ) , 14.14% , 08/04/25 ............. 32 3,493,580
Mizuho Markets Cayman LP ( Valero Energy
Corp. ) , 16.67% , 07/28/25 ............. 28 3,702,897
Royal Bank of Canada ( Shell plc ) ,
14.09% , 08/14/25 .................. GBP 177 6,234,255
Societe Generale SA ( Chevron Corp. ) ,
15.36% , 08/04/25 .................. USD 25 3,512,064
27,042,276
Passenger Airlines — 0.0%
Societe Generale SA ( United Airlines Holdings,
Inc. ) , 31.15% , 07/17/25
(b) (c)
............ 23 1,819,416
Pharmaceuticals — 0.2%
(b)(c)
Barclays Bank plc ( Bayer AG ) , 29.06% , 07/31/25 EUR 97 2,877,641
Nomura Holdings, Inc. ( Pfizer, Inc. ) ,
25.30% , 07/30/25 .................. USD 147 3,557,887
Royal Bank of Canada ( Sanofi SA ) ,
20.17% , 07/17/25 .................. EUR 59 5,794,957
Societe Generale SA ( Elanco Animal Health,
Inc. ) , 28.72% , 08/08/25 ............... USD 442 6,090,073
18,320,558
Professional Services — 0.2%
(b)(c)
Barclays Bank plc ( Equifax, Inc. ) ,
16.26% , 07/17/25 .................. 11 2,945,227
Barclays Bank plc ( TransUnion ) ,
17.26% , 07/28/25 .................. 41 3,603,755
Security
Par (000)
Par (000) Value
Professional Services (continued)
BMO Capital Markets Corp. ( SS&C Technologies
Holdings, Inc. ) , 16.92% , 08/18/25 ........ USD 69 $ 5,654,370
Royal Bank of Canada ( SS&C Technologies
Holdings, Inc. ) , 24.91% , 08/07/25 ........ 31 2,577,885
Societe Generale SA ( Automatic Data
Processing, Inc. ) , 10.92% , 07/31/25 ...... 19 5,921,183
Toronto-Dominion Bank (The) ( Leidos Holdings,
Inc. ) , 22.09% , 08/11/25 ............... 25 3,904,389
24,606,809
Semiconductors & Semiconductor Equipment — 0.7%
(b)(c)
BNP Paribas SA ( Teradyne, Inc. ) ,
22.62% , 07/24/25 .................. 34 3,044,514
Mizuho Markets Cayman LP ( Advanced Micro
Devices, Inc. ) , 34.22% , 07/30/25 ........ 61 8,115,406
Mizuho Markets Cayman LP ( NVIDIA Corp. ) ,
25.72% , 07/14/25 .................. 12 1,734,544
Mizuho Markets Cayman LP ( Skyworks
Solutions, Inc. ) , 22.52% , 07/30/25 ....... 41 3,020,716
Nomura Holdings, Inc. ( Analog Devices, Inc. ) ,
14.12% , 08/21/25 .................. 22 5,020,349
Royal Bank of Canada ( NVIDIA Corp. ) ,
23.09% , 07/14/25 .................. 340 50,675,998
Societe Generale SA ( Intel Corp. ) ,
28.52% , 07/28/25 .................. 36 753,038
Toronto-Dominion Bank (The) ( Monolithic Power
Systems, Inc. ) , 33.81% , 08/04/25 ........ 8 5,671,297
78,035,862
Software — 1.3%
(b)(c)
Barclays Bank plc ( Cadence Design Systems,
Inc. ) , 19.52% , 07/23/25 ............... 6 1,804,007
Barclays Bank plc ( ServiceNow, Inc. ) ,
13.57% , 07/25/25 .................. 15 14,866,179
BMO Capital Markets Corp. ( Synopsys, Inc. ) ,
16.06% , 07/14/25 .................. 13 6,491,881
BNP Paribas SA ( Microsoft Corp. ) ,
12.72% , 07/24/25 .................. 14 6,620,139
HSBC Bank plc ( AppLovin Corp. ) ,
45.53% , 08/07/25 .................. 5 1,661,474
HSBC Bank plc ( Confluent, Inc. ) ,
28.99% , 07/31/25 .................. 102 2,449,927
JPMorgan Structured Products BV ( Salesforce,
Inc. ) , 15.93% , 07/14/25 ............... 23 6,215,134
Morgan Stanley & Co. LLC ( Confluent, Inc. ) ,
28.16% , 07/31/25 .................. 202 4,866,184
Morgan Stanley & Co. LLC ( Manhattan
Associates, Inc. ) , 21.00% , 07/23/25 ...... 25 4,892,947
Nomura Holdings, Inc. ( Autodesk, Inc. ) ,
10.27% , 08/29/25 .................. 14 4,257,185
Nomura Holdings, Inc. ( Intuit, Inc. ) ,
9.85% , 08/22/25 ................... 8 6,163,760
Nomura Holdings, Inc. ( Workday, Inc. ) ,
13.03% , 08/22/25 .................. 17 4,134,504
Royal Bank of Canada ( Palo Alto Networks, Inc. ) ,
12.63% , 08/20/25 .................. 15 3,095,715
Societe Generale SA ( Fair Isaac Corp. ) ,
19.61% , 07/31/25 .................. 3 4,757,619
UBS AG ( Microsoft Corp. ) , 5.30% , 07/30/25 ... 131 64,383,524
136,660,179
Specialized REITs — 0.1%
(b)(c)
Nomura Holdings, Inc. ( Crown Castle, Inc. ) ,
23.16% , 07/14/25 .................. 45 4,657,682
Nomura Holdings, Inc. ( Equinix, Inc. ) ,
11.08% , 08/07/25 .................. 4 3,191,247

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
66
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
Royal Bank of Canada ( Digital Realty Trust, Inc. ) ,
16.81% , 07/28/25 .................. USD 27 $ 4,725,765
12,574,694
Specialty Retail — 0.3%
(b)(c)
Morgan Stanley & Co. LLC ( Abercrombie & Fitch
Co. ) , 35.83% , 07/11/25 ............... 20 1,698,883
Morgan Stanley & Co. LLC ( Carvana Co. ) ,
33.65% , 07/31/25 .................. 14 4,430,006
Morgan Stanley & Co. LLC ( Lowe's Cos., Inc. ) ,
11.74% , 07/07/25 .................. 26 5,848,713
Nomura Holdings, Inc. ( Advance Auto Parts,
Inc. ) , 30.09% , 08/22/25 ............... 73 3,455,296
Royal Bank of Canada ( Burlington Stores, Inc. ) ,
21.21% , 07/14/25 .................. 8 1,810,605
Royal Bank of Canada ( Home Depot, Inc. (The) ) ,
14.22% , 07/07/25 .................. 19 7,101,363
Societe Generale SA ( Dick's Sporting Goods,
Inc. ) , 21.30% , 07/11/25 ............... 10 1,931,221
26,276,087
Technology Hardware, Storage & Peripherals — 0.5%
(b)(c)
BNP Paribas SA ( Western Digital Corp. ) ,
22.13% , 07/24/25 .................. 64 3,606,280
Societe Generale SA ( HP, Inc. ) ,
22.01% , 07/10/25 .................. 182 4,490,437
Societe Generale SA ( Seagate Technology
Holdings plc ) , 22.63% , 07/23/25 ......... 28 3,810,314
Societe Generale SA ( Western Digital Corp. ) ,
21.27% , 07/31/25 .................. 54 3,190,737
Toronto-Dominion Bank (The) ( Apple, Inc. ) ,
15.17% , 08/04/25 .................. 184 37,180,965
52,278,733
Textiles, Apparel & Luxury Goods — 0.1%
(b)(c)
Barclays Bank plc ( Burberry Group plc ) ,
33.62% , 08/14/25 .................. GBP 118 1,809,714
Barclays Bank plc ( Swatch Group AG (The) ) ,
28.44% , 08/14/25 .................. CHF 17 2,722,753
JPMorgan Structured Products BV ( NIKE, Inc. ) ,
25.96% , 07/28/25 .................. USD 30 2,005,460
Royal Bank of Canada ( Tapestry, Inc. ) ,
18.62% , 08/15/25 .................. 42 3,631,125
10,169,052
Tobacco — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Philip Morris
International, Inc. ) , 17.74% , 07/24/25 ..... 66 12,003,167
JPMorgan Structured Products BV ( British
American Tobacco plc ) , 18.93% , 07/31/25 .. GBP 117 5,581,570
Nomura Holdings, Inc. ( Altria Group, Inc. ) ,
20.74% , 07/31/25 .................. USD 71 4,205,945
21,790,682
Trading Companies & Distributors — 0.1%
(b)(c)
Barclays Bank plc ( Ferguson Enterprises, Inc. ) ,
18.43% , 07/17/25 .................. 14 3,115,011
Nomura Holdings, Inc. ( United Rentals, Inc. ) ,
15.61% , 07/25/25 .................. 5 3,732,879
6,847,890
Total Equity-Linked Notes — 14 .1%
(Cost: $ 1,453,371,165 ) ............................ 1,479,703,220
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Financial Services — 0.3%
Aspen Owner LLC, 1st Lien Term Loan ,
7.27%
,
02/09/27
(f)
.................. USD 13,200 $ 13,271,352
Houston Center, 1st Lien Term Loan ,
0.00%
,
09/13/32 ................... 25,237 2
Houston Center, Delayed Draw 1st Lien Term
Loan , 0.00% - 5.75%
,
05/09/30 ......... 17,889 16,603,505
29,874,859
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... 1,736 1,742,657
IT Services — 0.0%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
10/26/29 265 257,493
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 2,528 2,546,960
Total Fixed Rate Loan Interests — 0 .3%
(Cost: $ 34,317,045 ) ............................... 34,421,969
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.58%
,
06/24/30 ............. 1,505 1,510,915
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
10/31/30 ................... 1,317 1,319,145
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.18%
,
08/03/29 ... 2,009 2,010,098
Cubic Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.84%
,
05/25/28 ................... 4,575 2,369,350
Cubic Corp., 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.84%
,
05/25/28 ................... 870 449,946
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , 10/31/31
(o)
..................... 4,803 4,803,688
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , 10/31/31
(o)
..................... 1,827 1,827,041
GOAT Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.08%
,
01/27/32 ................... 681 681,974
Kaman Corp., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 2.75%; 6-mo.
CME Term SOFR at 0.50% Floor + 2.75% at
0.50% Floor + 2.75%), 7.08%
,
02/26/32 ... 1,032 1,030,308
Peraton Corp., 1st Lien Term Loan B , 02/01/28
(o)
2,824 2,486,181
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.18%
,
02/01/29 .................. 658 457,569
Propulsion BC Newco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
09/14/29 ............. 276 276,969
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.05%
,
11/06/28 ........ 595 597,761
Signia Aerospace LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.30%
,
12/11/31
(f)
............. 923 926,943

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
67
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
02/28/31 ................... USD 10,847 $ 10,865,500
TransDigm, Inc., 1st Lien Term Loan K , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
03/22/30 ................... 1,125 1,129,194
TransDigm, Inc., 1st Lien Term Loan L , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
01/19/32 ................... 1,204 1,205,516
33,948,098
Automobile Components — 0.1%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
9.08%
,
02/06/29 ................... 703 654,941
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.83% , 05/06/30 ........... 4,522 4,505,364
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08% , 01/28/32 ........... 3,005 3,006,893
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.53%
,
01/30/32
(f)
........... 1,008 1,012,254
Gates Global LLC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.08%
,
06/04/31 ................... 3,752 3,748,794
RealTruck Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.44%
,
01/31/28 ............. 689 624,482
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 9.40% -
9.42%
,
11/17/28 ................... 1,857 1,808,718
15,361,446
Automobiles — 0.0%
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
07/02/31
(a) (f)
............ 1,799 1,787,260
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan
7.65% , 01/24/29 ................... 1,327 1,052,769
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.71% , 01/24/29 ........... 2,554 2,526,803
01/24/30
(o)
....................... 929 428,548
Sazerac Co., Inc., 1st Lien Term Loan B ,
06/24/32
(o)
....................... 1,762 1,759,798
5,767,918
Biotechnology — 0.0%
Phoenix Newco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.83%
,
11/15/28
(a)
.................. 3,740 3,739,662
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 7.69%
,
11/23/28
(f)
. 614 612,544
StubHub Holdco Sub LLC, 1st Lien Term Loan B ,
03/15/30
(o)
....................... 6,216 6,018,661
6,631,205
Security
Par (000)
Par (000) Value
Building Products — 0.1%
(a)
AZEK Group LLC (The), 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.33%
,
09/26/31 ............. USD 1,301 $ 1,299,263
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
6.83%
,
05/14/29 ................... 323 324,435
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.68%
,
11/03/28 ................... 4,373 4,377,006
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.83%
,
10/02/28 ................... 2,026 2,020,508
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.55%
,
08/05/31 ................... 4,739 4,660,931
12,682,143
Capital Markets — 0.3%
(a)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , 7.04%
,
02/18/31 .......... 3,384 3,354,390
Aretec Group, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
08/09/30 ............. 971 972,722
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.33%
,
08/02/28 ........ 3,021 3,024,455
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.05%
,
12/20/29 ................... 2,987 2,994,205
Azalea Topco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.58%
,
04/30/31 ................... 1,076 1,077,215
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
11/25/31 .............. 1,993 1,994,998
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 6.33%
,
10/31/31 .. 2,990 3,000,829
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.33%
,
04/07/28 .. 2,484 2,485,294
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.08%
,
09/15/31 ........ 1,946 1,941,607
Goodarz Holding Co. SARL, Delayed Draw 1st
Lien Term Loan , 11/19/30
(f) (o)
........... EUR 3,977 4,682,165
Jane Street Group LLC, 1st Lien Term Loan ,
12/15/31
(o)
....................... USD 3,593 3,588,371
Jefferies Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
10/21/31 ............. 987 988,274
Osaic Holdings, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
08/17/28 ............. 1,645 1,647,090
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.33%
,
06/25/31
(f)
........... 512 508,656
32,260,271

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
68
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals — 0.3%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 8.43%
,
11/24/27
(f)
........... USD 1,754 $ 1,639,635
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%
,
08/18/28 ............. 1,039 1,035,021
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.31%
,
11/01/30 ................... 2,773 2,759,271
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.02%
,
10/04/29 ............. 181 180,657
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
12/18/30 ............. 2,354 2,359,878
Fortis 333, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.80%
,
03/29/32 ................... 975 973,479
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.08%
,
02/15/30 ................... 1,793 1,798,213
INEOS US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
02/18/30 ............. 628 601,310
INEOS US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.68%
,
10/07/31 ............. 738 671,717
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.32%
,
07/03/28 ............. 2,173 1,976,056
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
11/26/31
(f)
............. 1,998 1,995,463
Momentive Performance Materials, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.33%
,
03/29/28 ........ 3,279 3,285,502
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.51%
,
04/03/28 ............. 1,921 1,928,005
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.30%
,
06/23/31 ........ 3,562 3,516,123
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 2.96%), 7.35%
,
04/08/31 .. 1,593 1,494,519
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
10/09/31 ............. 684 677,442
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.32%
,
08/02/30 ............. 2,594 2,564,510
WR Grace Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
09/22/28 ............. 3,116 3,117,461
32,574,262
Commercial Services & Supplies — 0.5%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , 10/24/30
(f) (o)
.............. 1,044 1,044,263
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.18%
,
05/12/28 ............. 6,993 7,023,614
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Anticimex Global AB, 1st Lien Term Loan B6 ,
(1-day SOFR at 0.50% Floor + 3.40%),
7.66%
,
11/16/28 ................... USD 1,002 $ 1,005,226
Aramark Services, Inc., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
06/24/30 ............. 3,906 3,910,529
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.18%
,
09/06/27 ............. 2,104 2,107,062
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.30%
,
04/01/32 ............ 1,242 1,240,203
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
10/10/28 ................... 1,660 1,674,305
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (12-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.74%
,
09/30/31 ........ 7,023 6,939,825
Garda World Security Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.31%
,
02/01/29 ............. 2,549 2,550,247
Grant Thornton Advisors LLC, Delayed Draw 1st
Lien Term Loan , 06/02/31
(o)
............ 1,800 1,796,390
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 0.00%), 8.05%
,
10/17/30 ............ 741 742,240
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.43%
,
10/30/28 ................... 2,343 2,104,674
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.30%
,
03/11/32 ................... 4,034 4,038,932
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.32%
,
10/15/30 ... 832 831,626
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , 03/08/32
(o)
............. 3,197 3,166,360
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.55%
,
06/28/30 ............. 3,524 3,533,259
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
11/30/28 .............. 2,183 2,186,104
Reworld Holding Corp., 1st Lien Term Loan C ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
11/30/28 .............. 169 168,796
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.83%
,
11/14/30 ................... 110 109,716
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.56%
,
02/15/29
(f)
... 435 435,989
Tempo Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
08/31/28 ............. 3,024 3,009,351
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.43%
,
11/02/27 ................... 933 883,220
Vestis Corp., 1st Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
02/24/31 ................... 1,271 1,215,268
51,717,199

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
69
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment — 0.0%
(a)
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
10/24/30 ................... USD 2,109 $ 2,117,115
Viasat, Inc., 1st Lien Term Loan
03/02/29
(o)
....................... 324 311,059
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.93% , 05/30/30 ........... 439 418,188
2,846,362
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., 1st Lien Term
Loan C , 8.78%
,
08/01/30 ............. 5,488 4,571,866
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.83%
,
11/03/31 .............. 600 601,485
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.58%
,
12/15/28 ............. 1,098 1,097,046
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.44%
,
01/21/28 ................... 1,968 1,978,427
8,248,824
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
01/31/31 ................... 2,995 3,004,041
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.33%
,
03/08/29 .................. 729 659,019
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.55%
,
04/30/29 ........ 1,193 1,096,025
Potters Borrower LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
7.33%
,
12/14/27 ................... 605 606,874
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
04/14/31 ............. 2,301 2,295,666
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
03/19/29 ............. 2,041 2,039,769
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
02/10/32 ............. 2,000 1,996,488
Standard Building Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 1.75%), 6.07%
,
09/22/28 ............ 579 579,400
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.58%
,
10/19/29 ... 5,521 5,482,543
17,759,825
Consumer Staples Distribution & Retail — 0.0%
(a)
EG Finco Ltd., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.58%
,
02/07/28 ................... 450 451,046
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08% , 11/22/28 ............ 1,076 1,083,617
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08% , 10/03/31 ........... 1,067 1,074,757
2,609,420
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 7.06%
,
11/29/30 ............ USD 5,479 $ 5,496,135
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B , 04/01/32
(o)
.............. 2,729 2,716,870
Clydesdale Acquisition Holdings, Inc., Delayed
Draw 1st Lien Term Loan B , 04/01/32
(o)
.... 1 1,126
Colossus Acquireco LLC, 1st Lien Term Loan B ,
06/14/32
(o)
....................... 2,051 2,036,130
Mauser Packaging Solutions Holding Co., Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.32%
,
04/15/27 .. 1,847 1,845,454
Pregis Topco LLC, 1st Lien Term Loan ,
02/01/29
(o)
....................... 1,221 1,223,620
Reynolds Consumer Products LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.08%
,
03/04/32 ............ 429 430,353
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , 09/15/28
(o)
..................... 1,360 1,333,924
15,083,612
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.29%
,
10/28/27
(a)
.................. 1,270 971,295
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.50% Floor + 1.75%), 6.08%
,
11/24/28 .... 2,364 2,369,102
Kuehg Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.55%
,
06/12/30 ................... 975 975,398
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.28% -
8.31%
,
08/11/28 ................... 236 235,284
OMNIA Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.03%
,
07/25/30 ............. 1,398 1,400,528
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
03/26/31 ............. 1,094 1,095,692
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
02/07/31 ............. 1,166 1,170,247
Spring Education Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.30%
,
09/30/30 ............ 2,021 2,027,424
Verde Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.30%
,
11/30/30 .............. 721 723,350
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
01/30/31 ................... 3,048 3,032,558
13,029,583
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
05/18/30
(a)
............ 1,804 1,798,633

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
70
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, 1st Lien Term Loan ,
(US Prime Rate at 0.00% Floor + 1.75%),
9.25%
,
01/30/26
(f)
.................. USD 450 $ 416,608
Connect Finco SARL, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
8.83%
,
09/13/29 ................... 1,080 1,023,596
Level 3 Financing, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.58%
,
03/29/32 ............. 4,769 4,817,691
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.33%
,
06/01/28 ............. 405 415,186
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/16/29 ............. 1,574 1,553,075
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/15/30 ............. 2,455 2,421,602
Orbcomm, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.69%
,
09/01/28 ................... 900 808,673
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
7.69%
,
09/25/26 ................... 3,761 3,265,596
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.68%
,
01/31/29 ........ 795 787,233
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.44%
,
03/09/27 ............. 7,339 6,965,997
22,475,257
Electric Utilities — 0.0%
(a)
NRG Energy, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.03%
,
04/16/31 ................... 2,002 2,004,105
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
12/20/30 ............. 1,997 2,001,189
4,005,294
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 5.00%), 9.32%
,
12/21/29
(a)
........... 197 197,554
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
06/20/31
(f)
.................. 2,489 2,489,378
Coherent Corp., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.33%
,
07/02/29 ................... 2,835 2,836,204
5,325,582
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
02/13/32
(a)
.................. 640 641,069
Security
Par (000)
Par (000) Value
Entertainment — 0.3%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.04%
,
07/22/30 ............. USD 2,056 $ 2,042,720
Creative Artists Agency LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08%
,
10/01/31 ............. 5,244 5,256,861
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
6.30%
,
09/30/31 ................... 3,346 3,346,375
Liberty Media Corp., 1st Lien Term Loan ,
08/01/31
(o)
....................... 1,671 1,671,385
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.17%
,
10/19/26 ........ 2,506 2,502,518
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
11/13/29 .............. 2,627 2,494,001
NEP Group, Inc., 1st Lien Term Loan B , ( 7.84%
Cash or 1.50 % PIK), 08/19/26
(i) (o)
......... 831 762,557
Playtika Holding Corp., Facility 1st Lien Term
Loan B1 , 7.19%
,
03/13/28 ............. 1,234 1,211,712
UFC Holdings LLC, 1st Lien Term Loan B4 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
11/21/31 .............. 4,490 4,505,164
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
01/24/31 ............. 5,271 5,275,556
29,068,849
Financial Services — 0.9%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.58%
,
12/21/28 ........ 2,542 2,538,603
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 6.58%
,
02/13/32 .. 1,721 1,715,663
Altera Corp, 1st Lien Term Loan B , 06/18/32
(o)
. 1,219 1,217,988
Apex Group Treasury LLC, 1st Lien Term Loan B ,
02/27/32
(o)
....................... 2,453 2,442,134
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
01/03/29 ................... 3,687 3,686,400
Belron Finance 2019 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.05%
,
10/16/31 ............. 5,981 6,001,790
Boost Newco Borrower LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.30%
,
01/31/31 ............. 7,529 7,544,258
Clover Holdings SPV III LLC, 1st Lien Term Loan ,
( 15.00 % Cash or 15.00 % PIK), 12/09/27
(i) (o)
.. 26 25,474
CPI Holdco B LLC, 1st Lien Term Loan
05/19/31
(o)
....................... 3,137 3,125,831
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58% , 05/19/31 ........... 1,509 1,507,114
CTP-02 Propco LLC , (1-mo. CME Term SOFR at
0.00% Floor + 0.00%), 7.53%
,
12/06/29
(f)
... 3,580 3,577,362
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 3.75%), 8.05%
,
04/09/27 ............ 4,217 4,091,129
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.31%
,
04/07/28 ............. 1,357 1,292,997
Endeavor Operating Co. LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
03/24/32 ............. 5,866 5,867,818

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
71
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
FinCo I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
06/27/29 ................... USD 188 $ 189,007
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.80%
,
01/31/30 ............. 522 519,626
Hilton Garden Inn, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.61%
,
05/31/29
(f)
.................. 8,500 8,555,525
HLP Hotel LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 3.55%), 7.86% -
8.87%
,
09/09/26
(f)
.................. 10,600 10,600,000
HP LQ Investment LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.82%), 7.15% - 7.14%
,
12/09/26
(f)
....... 10,600 10,600,000
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%
,
02/18/31 ............. 3,607 3,616,445
Hyperion Refinance SARL, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
04/18/30 ............. 283 284,336
Osttra Group Ltd., 1st Lien Term Loan , 05/21/32
(o)
1,532 1,536,596
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.55%
,
05/30/31 ............. 3,997 4,009,315
Terranea Resort, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.35%),
8.67%
,
01/01/28
(f)
.................. 5,600 5,600,000
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
04/03/28 ................... 433 432,577
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
03/05/32 ................... 903 899,921
91,477,909
Food Products — 0.1%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
10/25/27 ................... 5,346 5,358,219
MP Midco Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.83%
,
03/29/30 ............. 195 197,157
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.54%
,
11/13/29 ........ 782 780,762
Primo Brands Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.55%
,
03/31/28 ................... 1,601 1,605,950
Utz Quality Foods LLC, 1st Lien Term Loan B ,
01/29/32
(o)
....................... 3,045 3,043,094
Wellness Pet LLC, 1st Lien Term Loan A , (3-mo.
CME Term SOFR at 0.00% Floor + 3.95%),
8.28%
,
12/31/29 ................... 326 273,290
Wellness Pet LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.33%
,
12/31/29 ................... 182 100,106
11,358,578
Security
Par (000)
Par (000) Value
Gas Utilities — 0.0%
(a)
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.33%
,
03/25/32 ............ USD 960 $ 963,427
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.08%
,
02/03/31 ............. 409 405,143
1,368,570
Ground Transportation — 0.1%
(a)
Avis Budget Car Rental LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.19%
,
08/06/27 ............. 1,032 1,021,466
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.05%
,
04/10/31 ............. 6,487 6,448,059
Hertz Corp. (The), 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.04%
,
06/30/28 ................... 1,722 1,426,695
Hertz Corp. (The), 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.04%
,
06/30/28 ................... 338 280,080
9,176,300
Health Care Equipment & Supplies — 0.0%
Bausch + Lomb Corp., 1st Lien Term Loan
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.33% , 09/29/28 ........... 1,487 1,484,751
(12-mo. CME Term SOFR at 0.00% Floor +
4.25%), 01/15/31
(o)
............... 3,393 3,395,171
4,879,922
Health Care Providers & Services — 0.3%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.33%
,
09/29/28 ............ 1,800 1,805,657
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.78%
,
11/08/32 ................... 2,419 2,423,603
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.33%
,
07/28/31 ........ 1,005 1,007,771
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.28%
,
08/01/29 ............. 2,496 2,504,773
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.08%
,
11/01/28 .............. 3,284 3,291,313
EyeCare Partners LLC, 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.02%
,
08/31/28 ............. 499 506,605
EyeCare Partners LLC, 1st Lien Term Loan
B , (6-mo. CME Term SOFR at 0.00% Floor
+ 1.00%), 5.23% ( 5.23 % Cash or 3.61%
PIK), 11/30/28
(i)
.................... 881 685,306
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.02% ( 11.02 % Cash or 11.47%
PIK), 11/30/28
(e) (f) (i) (k)
................. 52 12,891
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
05/19/31
(o)
....................... 1,347 1,331,602
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.88%
,
11/01/28 ............ 984 509,971

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
72
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 11.38%
,
11/01/29 ............ USD 404 $ 170,355
Medline Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.58%
,
10/23/28 ................... 12,449 12,455,245
Option Care Health, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.58%
,
10/27/28 ............. 3,326 3,343,708
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.58%
,
11/19/31 ............ 1,006 1,004,500
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.08%
,
12/19/30 ............ 2,593 2,600,176
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.08%
,
08/01/31 ................... 570 570,706
34,224,182
Health Care Technology — 0.2%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.08%
,
02/15/29 ............. 7,068 7,057,364
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.07%
,
05/01/31 ................... 4,816 4,789,220
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.40%
,
10/01/27 ............. 2,136 2,054,465
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (6-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.42%
,
11/03/31 ............ 1,266 1,269,733
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.29%
,
06/02/28 ................... 3,994 3,888,417
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
10/22/29 ............. 832 833,520
19,892,719
Hotels, Restaurants & Leisure — 0.7%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
09/20/30 ................... 3,413 3,394,358
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.93% , 03/11/30 ............ 291 288,311
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.93% ( 11.93 % Cash or 6.00%
PIK), , 03/11/30
(i)
................. 262 257,308
Alterra Mountain Co., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
05/31/30 ............. 1,425 1,427,669
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.78%
,
10/02/28 ............. 2,374 2,092,091
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.58%
,
02/06/30 ............. 925 923,355
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.58%
,
02/06/31 ............. 6,238 6,226,119
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Carnival Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 6.31% , 08/09/27 ........... USD 305 $ 304,281
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 6.31% , 10/18/28 ........... 1,005 1,004,055
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
12/02/31 ............. 1,219 1,217,887
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
6.07%
,
03/04/32 ................... 3,068 3,056,804
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
01/29/29 ............. 6,471 6,459,962
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.05% , 12/02/30 ........... 5,003 4,984,677
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30% , 06/04/32
(f)
........... 901 899,874
Four Seasons Hotels Ltd., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.08%
,
11/30/29 .............. 4,484 4,506,804
Great Canadian Gaming Corp., 1st Lien Term
Loan B , 9.07%
,
11/01/29 .............. 1,308 1,275,295
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.57%
,
05/27/32 ............ 1,431 1,439,643
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.07%
,
11/08/30 .... 3,163 3,172,329
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.83%
,
12/15/27 ................... 2,493 2,491,816
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.56%
,
04/16/29 ........ 2,195 2,193,833
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.55%
,
08/01/30 ............. 304 300,900
Packers Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.68%
,
03/02/28 ............. 1,094 585,161
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.83%
,
05/03/29 ............. 2,727 2,728,980
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.28%
,
04/04/29 ............ 999 997,855
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.33%
,
12/04/31 ... 794 791,791
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.33%
,
05/01/31 ........ 997 997,064
Sodalite Tahoe Hotel LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.90%), 7.36% - 7.34%
,
10/25/26
(f)
....... 7,532 7,568,907
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
03/14/31 ............. 3,993 3,997,831
Voyager Parent LLC, 1st Lien Term Loan B ,
05/10/32
(o)
....................... 1,872 1,850,678
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.83%
,
08/03/28 ................... 1,724 1,724,322

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
73
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.08%
,
05/24/30 ............ USD 1,726 $ 1,732,012
70,891,972
Household Durables — 0.1%
(a)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
01/16/32 ............. 3,739 3,721,420
Madison Safety & Flow LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08%
,
09/26/31 ............. 1,001 1,001,955
Serta Simmons Bedding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 7.50%), 11.91%
,
06/29/28 ........... 654 594,483
Somnigroup International, Inc., 1st Lien Term
Loan B , 10/24/31
(o)
.................. 873 874,032
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.83%
,
12/19/29 ............. 311 310,271
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.44%
,
10/06/28 ............. 1,155 880,557
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 7.69%
,
10/29/27 ........ 1,442 1,430,492
8,813,210
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.33%
,
07/19/30 ........ 2,279 2,277,960
Calpine Corp., Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
01/31/31 ............. 1,041 1,039,804
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 2.25%), 6.58%
,
12/15/27 ............ 1,428 1,431,242
Talen Energy Supply LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.81%
,
12/11/31 .............. 1,296 1,299,117
6,048,123
Industrial Conglomerates — 0.1%
(a)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B , 06/25/32
(o)
..................... 523 525,615
Cube Industrial Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.52%
,
10/18/31 ............. 502 504,038
EMRLD Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
08/04/31 ................... 3,515 3,506,555
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.83%
,
05/31/30 ............. 4,162 4,156,714
8,692,922
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.07%
,
09/19/31 ............ 11,183 11,184,000
AmWINS Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.58%
,
01/30/32 ................... 5,246 5,246,584
Security
Par (000)
Par (000) Value
Insurance (continued)
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.33%
,
12/29/31 ............ USD 3,508 $ 3,507,223
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
02/14/31 ............. 6,399 6,414,234
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B1 , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.31%
,
05/27/31 ................... 3,500 3,497,146
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.77%
,
06/20/30 ............. 6,965 6,984,555
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.03%
,
03/15/30 ................... 1,504 1,494,327
Ryan Specialty Group LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
09/15/31 ............. 3,540 3,533,594
Truist Insurance Holdings LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.05%
,
05/06/31 ........ 5,021 5,020,083
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
09/27/30 ................... 3,601 3,588,676
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
11/21/29 ................... 3,901 3,893,283
54,363,705
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , 7.08%
,
01/31/31
(a)
................ 2,200 2,174,972
IT Services — 0.5%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.68%
,
08/21/28 ................... 1,624 1,605,356
Asurion LLC, 1st Lien Term Loan B12 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.58%
,
09/19/30 ................... 1,387 1,351,125
Asurion LLC, 1st Lien Term Loan B13 , 09/19/30
(o)
3,955 3,837,875
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.69%
,
01/31/28 ................... 1,054 1,005,252
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.69%
,
01/19/29 ................... 618 572,132
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
07/06/29 ................... 5,167 4,302,391
Clearwater Analytics LLC, 1st Lien Term Loan ,
04/21/32
(f) (o)
....................... 1,522 1,520,097
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.28%
,
06/12/31 ........ 2,046 2,030,097
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.08%
,
05/30/31 ............. 4,988 4,998,183
Fortress Intermediate 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
06/27/31
(f)
............. 900 900,740

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
74
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.08%
,
05/30/31 ........ USD 3,955 $ 3,958,004
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.08%
,
11/09/29 ........ 1,491 1,491,830
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.29% , 07/27/28 ........... 379 316,374
(3-mo. CME Term SOFR at 0.75% Floor +
7.00%), 11.54% , 07/27/28 ........... 1,609 485,930
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
06/17/31 ............. 3,758 3,751,657
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.58%
,
06/07/32 ............. 560 548,660
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.78%
,
07/01/31 ................... 850 817,218
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.33%
,
11/17/31 .... 2,808 2,811,276
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan , 7.55%
,
10/28/30 ........... 1,340 1,345,521
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.30%
,
07/16/31 ............ 2,491 2,493,907
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.33%
,
07/31/31 ... 6,461 6,481,353
Shift4 Payments LLC, 1st Lien Term Loan ,
05/07/32
(o)
....................... 1,171 1,180,146
X Corp., 1st Lien Term Loan B1 ,
10.95%
,
10/26/29 .................. 4,179 4,078,730
x.AI Corp., 1st Lien Term Loan B , 06/28/30
(o)
.. 1,036 986,355
52,870,209
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.94%
,
05/30/28
(a)
............ 402 402,635
Life Sciences Tools & Services — 0.0%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.43%
,
11/08/27 .............. 111 110,891
Fortrea Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.08%
,
07/01/30 ............. 252 224,052
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. 580 583,708
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. 145 145,431
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
09/27/30 ................... 1,547 1,530,764
2,594,846
Security
Par (000)
Par (000) Value
Machinery — 0.4%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
07/31/28 ............. USD 3,691 $ 3,683,559
Albion Financing 3 SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
08/16/29 ............. 2,989 2,990,399
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.79%
,
03/15/30 ................... 663 664,076
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.80%
,
05/15/28
(f)
............. 691 689,699
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%
,
10/23/28 ............. 4,979 4,996,085
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.07%
,
06/12/31 ............ 809 808,548
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.78%
,
02/15/29 ........ 5,336 5,346,616
Indicor LLC, 1st Lien Term Loan D , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.05%
,
11/22/29 ................... 1,222 1,218,305
Innio North America Holding, Inc., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.76%
,
11/02/28 .... 167 167,195
Madison IAQ LLC, 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.76% , 06/21/28 ........... 5,005 5,006,016
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.51% , 05/06/32 ........... 2,490 2,495,254
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.44%
,
10/04/28 ................... 950 954,237
SPX FLOW, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.33%
,
04/05/29 ................... 2,764 2,772,464
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , 7.24%
,
04/30/30 ................ 4,521 4,531,147
Vertiv Group Corp., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.75% Floor +
1.75%), 6.07%
,
03/02/27 ............. 3,990 3,993,444
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.66%
,
12/18/28 ................... 1,223 530,800
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
01/27/31 ............. 2,664 2,663,746
43,511,590
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.76%
,
08/15/28 ............. 3,120 2,819,273
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.30%
,
12/09/30 ... 1,194 1,193,449
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.55%
,
12/15/31 ... 1,194 1,195,633
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.44%
,
08/23/28 ........ 656 648,900

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
75
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC, 1st Lien Term Loan ,
01/18/28
(o)
....................... USD 650 $ 640,212
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
9.00%
,
04/15/27 ................... 3,689 3,589,578
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.54%
,
08/02/27 ............. 272 272,679
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.83%
,
08/30/30 ........ 841 839,791
Fleet Midco I Ltd., 1st Lien Term Loan B2 , (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.06%
,
02/21/31
(f)
.................. 602 602,468
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
05/23/29 ............. 414 413,034
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.83%
,
06/30/28 ............ 1,155 1,161,565
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B , 7.55%
,
11/13/31 .............. 3,745 3,761,017
Ziggo Financing Partnership, 1st Lien Term Loan
I , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.93%
,
04/28/28 ............. 1,087 1,061,064
18,198,663
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.82%
,
03/03/32
(a)
........... 5,306 5,301,596
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.18%
,
11/22/30 .............. 809 809,237
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.52%
,
12/21/28 ........ 3,356 3,354,216
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 6.28%
,
10/04/30 ............ 251 251,433
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.31%
,
02/06/30 ................... 1,296 1,295,753
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
01/31/28 ................... 511 514,557
New Fortress Energy, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.81%
,
10/30/28 ............. 374 201,288
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 6.57%
,
10/05/28 ... 2,483 2,480,862
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.57%
,
06/16/32 ... 410 409,401
9,316,747
Security
Par (000)
Par (000) Value
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.52%
,
04/20/28 ............. USD 1,208 $ 1,198,472
Air Canada, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
03/21/31 ................... 2,433 2,432,191
American Airlines, Inc., 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.98% , 01/29/27 ........... 1,217 1,203,948
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.50% , 02/15/28 ........... 2,097 2,074,662
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.51% , 06/04/29 ........... 1,623 1,606,384
05/28/32
(o)
....................... 1,069 1,074,880
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.07%
,
08/13/29 ............. 1,342 1,253,896
United Airlines, Inc., Facility 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.28%
,
02/24/31 ............. 1,645 1,645,672
12,490,105
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 5.50%), 9.83%
,
05/04/28 ............ 1,529 1,552,656
Elanco Animal Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.17%
,
08/02/27 ............. 1,605 1,602,743
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.58%
,
05/05/28 ............. 3,183 3,195,390
Opal LLC, Facility 1st Lien Term Loan B2 ,
7.44%
,
03/31/32 ................... 2,875 2,884,890
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.57%
,
05/19/31 ................... 838 822,344
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
04/20/29 ............. 1,404 1,403,077
11,461,100
Professional Services — 0.4%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.94%
,
02/04/28 ................... 2,499 2,507,096
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
09/29/31 ............. 2,213 2,207,594
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/02/28 ................... 3,105 3,069,442
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 6.08%
,
04/28/28 .. 4,982 4,980,836
Dayforce, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.28%
,
03/01/31
(f)
.................. 3,499 3,499,135
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.57%
,
01/18/29 ........ 7,506 7,499,048
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.05%
,
06/22/29 ................... 828 828,530

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
76
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.28% ( 6.28 % Cash or 3.75%
PIK), 07/31/30
(i)
.................... USD 815 $ 754,572
Skopima Consilio Parent LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.08%
,
05/12/28 ............ 1,427 1,406,505
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
06/24/31 ................... 1,999 2,000,830
TransUnion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.08%
,
06/24/31 ................... 4,495 4,497,997
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.08%
,
09/28/29 ... 807 800,883
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
11/26/31 .............. 4,008 3,982,250
38,034,718
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 7.58%
,
01/31/30
(a)
.. 481 483,135
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.05%
,
07/06/29 ................... 1,498 1,505,554
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32%
,
08/17/29 ............. 3,831 3,834,818
5,340,372
Software — 1.0%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.80%
,
02/24/31 ............. 4,753 4,771,318
Barracuda Networks, Inc., 1st Lien Term Loan ,
8.78%
,
08/15/29 ................... 1,916 1,584,965
Boxer Parent Co., Inc., 1st Lien Term Loan ,
07/30/31
(o)
....................... 5,270 5,233,220
Capstone Borrower, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
06/17/30 ............. 2,123 2,120,688
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.33%
,
01/23/32 ............ 6,207 6,206,023
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
03/21/31 ............. 5,959 5,967,559
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 7.80%
,
03/30/29 ... 5,875 5,879,465
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.18%
,
10/09/28 ................... 2,564 2,456,481
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.43%
,
10/10/29 .................. 887 801,076
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.31%
,
12/09/31 ............. 5,796 5,797,797
Security
Par (000)
Par (000) Value
Software (continued)
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.55%
,
06/26/31
(f)
............. USD 993 $ 988,453
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%
,
10/09/29 ............. 4,488 4,496,293
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.08%
,
11/15/32
(f)
............. 703 717,060
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.08% , 09/12/29 ........... 5,183 5,173,711
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08% , 04/16/32 ........... 771 769,265
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 9.33%
,
01/30/32 ............ 7,010 7,004,436
Informatica LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
10/27/28 ................... 2,003 2,009,928
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.58%
,
03/05/32 ................... 4,697 4,713,386
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
03/01/29 ................... 3,824 3,707,998
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.58% , 05/03/28 ........... 1,049 983,412
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.58% , 12/31/31 ........... 800 693,033
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
12/17/27 ............. 526 510,964
Proofpoint, Inc., 1st Lien Term Loan
08/31/28
(o)
....................... 547 547,060
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33% , 08/31/28 ........... 4,978 4,978,708
Queen MergerCo, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.28%
,
04/30/32 ............. 720 724,336
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.56%
,
04/24/28 ................... 3,002 2,978,544
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 272 266,949
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.43% , 11/15/29 ........... 1,409 1,402,426
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 156 153,282
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.43% , 06/30/28 ........... 67 65,865
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.43% , 11/15/29 ........... 380 358,844
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
05/09/31 ............. 5,481 5,505,372
UKG, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.31%
,
02/10/31 ................... 6,964 6,988,083

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
77
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Voyage Australia Pty. Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.03%
,
07/20/28 ............. USD 283 $ 283,766
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.02%
,
04/14/31 ................... 4,781 4,798,663
101,638,429
Specialty Retail — 0.1%
(a)
Fender Musical Instruments Corp., 1st Lien Term
Loan , 12/01/28
(o)
................... 154 137,901
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%; 3-mo. CME Term SOFR
at 0.00% Floor + 2.50% at 0.00% Floor +
2.50%), 6.83%
,
04/23/31 ............. 1,511 1,507,869
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , 7.33%
,
05/04/28 ........ 5,094 5,088,691
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.18%
,
02/11/28 ................... 1,094 1,081,009
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.94% , 10/20/28 ........... 537 520,676
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.68% , 10/20/28 ........... 418 406,739
8,742,885
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan D , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
07/27/28 ................... 3,374 3,371,937
Core & Main LP, 1st Lien Term Loan E , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
02/10/31 ................... 2,146 2,146,482
Foundation Building Materials, Inc., 1st Lien Term
Loan , 8.29%
,
01/29/31 ............... 3,818 3,731,023
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
06/17/31 ................... 639 640,049
GYP Holdings III Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
05/13/30 ............. 837 836,897
Herc Holdings, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
06/02/32 ................... 454 455,326
TMK Hawk Parent Corp., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 1.00% Floor
+ 5.25%), 9.58% ( 9.58 % Cash or 3.25%
PIK), 06/29/29
(f) (i)
................... 1,437 861,794
12,043,508
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
09/23/31 ................... 5,087 5,073,713
Brown Group Holding LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.83%
,
07/01/31 ............. 2,576 2,578,063
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.78%
,
07/01/31 ............. 1,772 1,773,997
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.68%
,
12/15/26
(f)
................. 1,241 1,231,200
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
03/18/30 ................... USD 398 $ 395,112
11,052,085
Wireless Telecommunication Services — 0.0%
(a)
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.75%), 8.19%
,
05/01/28 ............ 1,106 1,083,727
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
01/27/31 ............. 3,022 3,024,294
4,108,021
Total Floating Rate Loan Interests — 9 .3%
(Cost: $ 986,151,665 ) .............................. 981,484,351
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile
3.63% , 08/01/27
(c)
.................. 500 490,000
3.75% , 01/15/31
(b)
.................. 491 456,108
6.44% , 01/26/36
(c)
.................. 394 411,139
Empresa Nacional del Petroleo
(b)
6.15% , 05/10/33 ................... 656 673,424
5.95% , 07/30/34 ................... 430 434,300
2,464,971
Colombia — 0.0%
Ecopetrol SA , 8.88% , 01/13/33 ............ 1,100 1,133,000
Denmark — 0.0%
Orsted A/S
(a)(c)
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 2.14%), 2.50% , 02/18/3021 .. GBP 886 900,663
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13% , 03/14/3024 ............... EUR 400 477,070
1,377,733
France — 0.1%
Electricite de France SA
(a)(c)(j)
(BPISDS15 + 3.32%), 5.88% ........... GBP 1,400 1,879,990
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ........................ EUR 200 241,495
(5-Year EUR Swap Annual + 3.97%), 3.38% . 5,200 5,805,064
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ 200 244,096
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.78%), 7.38% ........... GBP 500 693,082
8,863,727
Hungary — 0.1%
Magyar Export-Import Bank Zrt. , 6.13% ,
12/04/27
(b)
....................... USD 1,201 1,224,275
MVM Energetika Zrt.
(c)
7.50% , 06/09/28 ................... 529 556,954
6.50% , 03/13/31 ................... 935 968,310
2,749,539
Indonesia — 0.0%
Pertamina Persero PT , 3.10% , 08/27/30
(c)
.... 1,275 1,170,533
Mexico — 0.1%
Petroleos Mexicanos
8.75% , 06/02/29 ................... 1,255 1,297,643
5.95% , 01/28/31 ................... 882 795,211

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
78
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
10.00% , 02/07/33 .................. USD 820 $ 877,646
2,970,500
Morocco — 0.0%
OCP SA , 7.50% , 05/02/54
(b)
.............. 939 935,685
Nigeria — 0.0%
Africa Finance Corp. , 5.55% , 10/08/29
(b)
..... 1,203 1,186,832
Panama — 0.0%
(b)
Aeropuerto Internacional de Tocumen SA
4.00% , 08/11/41 ................... 1,225 923,344
5.13% , 08/11/61 ................... 769 542,529
Banco Latinoamericano de Comercio Exterior
SA , 2.38% , 09/14/25 ................ 608 601,920
2,067,793
Peru — 0.0%
Corp. Financiera de Desarrollo SA , 5.50% ,
05/06/30
(b)
....................... 595 601,248
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25% , 10/31/28 ................... 466 489,929
5.75% , 07/09/34 ................... 1,140 1,171,954
1,661,883
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25% ,
02/14/29
(c)
....................... 429 446,964
Saudi Arabia — 0.0%
Saudi Arabian Oil Co. , 5.88% , 07/17/64
(b)
..... 798 725,183
Total Foreign Agency Obligations — 0 .3%
(Cost: $ 28,055,714 ) ............................... 28,355,591
Foreign Government Obligations
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(b)
...... 519 504,406
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38% , 05/14/30 ................... 572 594,022
5.45% , 09/16/32 ................... 480 445,200
1,039,222
Barbados — 0.0%
Barbados Government Bond , 8.00% , 06/26/35
(b)
815 819,890
Benin — 0.0%
Benin Government Bond , 7.96% , 02/13/38
(b)
... 649 611,682
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(c)
. 732 715,530
Chile — 0.0%
Republic of Chile
3.75% , 01/14/32 ................... EUR 558 668,648
3.10% , 05/07/41 ................... USD 1,509 1,122,696
1,791,344
Colombia — 0.1%
Republic of Colombia
3.25% , 04/22/32 ................... 896 709,856
8.00% , 04/20/33 ................... 1,035 1,070,707
8.00% , 11/14/35 ................... 439 441,744
7.75% , 11/07/36 ................... 1,182 1,157,474
8.75% , 11/14/53 ................... 253 251,039
3,630,820
Security
Par (000)
Par (000) Value
Costa Rica — 0.0%
Republic of Costa Rica , 6.55% , 04/03/34
(c)
.... USD 553 $ 574,567
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95% , 01/25/27
(c)
.................. 1,109 1,118,981
5.50% , 02/22/29
(b)
.................. 557 554,494
5.50% , 02/22/29
(c)
.................. 150 149,325
7.05% , 02/03/31
(b)
.................. 1,301 1,363,708
4.88% , 09/23/32
(b)
.................. 564 520,290
6.95% , 03/15/37
(b)
.................. 596 607,994
5.30% , 01/21/41
(c)
.................. 433 372,272
4,687,064
Egypt — 0.0%
Arab Republic of Egypt
5.63% , 04/16/30
(c)
.................. EUR 649 705,115
6.38% , 04/11/31
(b)
.................. 479 524,211
7.63% , 05/29/32
(c)
.................. USD 1,050 971,775
9.45% , 02/04/33
(b)
.................. 590 594,573
2,795,674
Guatemala — 0.1%
Republic of Guatemala
5.25% , 08/10/29
(b)
.................. 767 760,864
5.25% , 08/10/29
(c)
.................. 511 506,912
7.05% , 10/04/32
(b)
.................. 1,076 1,143,250
6.60% , 06/13/36
(b)
.................. 544 553,248
2,964,274
Hungary — 0.1%
Hungary Government Bond
5.25% , 06/16/29
(b)
.................. 1,125 1,133,438
5.38% , 09/12/33
(c)
.................. EUR 1,109 1,407,183
5.50% , 03/26/36
(b)
.................. USD 575 553,018
3,093,639
Indonesia — 0.0%
Republic of Indonesia , 3.88% , 01/15/33 ...... EUR 550 660,506
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
.................. USD 443 442,172
5.88% , 10/17/31
(c)
.................. EUR 1,300 1,446,633
8.08% , 04/01/36
(b)
.................. USD 412 396,653
8.25% , 01/30/37
(b)
.................. 403 386,630
2,672,088
Jordan — 0.0%
Hashemite Kingdom of Jordan , 7.50% ,
01/13/29
(b)
....................... 580 591,873
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond , 7.75% ,
06/03/30
(b)
....................... 480 471,900
Latvia — 0.0%
Latvia Government Bond , 5.13% , 07/30/34
(b)
.. 1,209 1,207,537
Mexico — 0.1%
United Mexican States
6.35% , 02/09/35 ................... 382 390,595
6.63% , 01/29/38 ................... 535 540,617
4.75% , 03/08/44 ................... 710 559,658
4.40% , 02/12/52 ................... 1,516 1,065,430
6.34% , 05/04/53 ................... 628 577,446
3,133,746
Morocco — 0.0%
Kingdom of Morocco
2.38% , 12/15/27
(c)
.................. 566 532,748

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
79
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Morocco (continued)
5.95% , 03/08/28
(b)
.................. USD 412 $ 422,094
4.75% , 04/02/35
(b)
.................. EUR 1,115 1,313,716
2,268,558
Nigeria — 0.0%
Federal Republic of Nigeria
8.38% , 03/24/29
(b)
.................. USD 716 720,475
10.38% , 12/09/34
(b)
................. 688 723,088
7.63% , 11/28/47
(c)
.................. 690 551,137
1,994,700
North Macedonia — 0.0%
Republic of North Macedonia , 6.96% , 03/13/27
(c)
EUR 498 613,299
Oman — 0.0%
Oman Government Bond , 6.50% , 03/08/47
(c)
.. USD 953 964,436
Panama — 0.0%
Republic of Panama
7.50% , 03/01/31 ................... 1,068 1,136,352
8.00% , 03/01/38 ................... 330 353,100
1,489,452
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00% , 04/15/26 ................... 70 70,000
2.74% , 01/29/33 ................... 526 448,026
5.60% , 03/13/48 ................... 423 375,201
893,227
Peru — 0.0%
Republic of Peru
7.35% , 07/21/25 ................... 958 960,155
3.00% , 01/15/34 ................... 1,530 1,285,965
2,246,120
Poland — 0.0%
Republic of Poland
5.75% , 11/16/32 ................... 867 913,003
5.50% , 04/04/53 ................... 562 522,800
1,435,803
Republic of Turkiye — 0.0%
Republic of Turkiye (The) , 7.13% , 02/12/32 ... 1,181 1,181,071
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(b)
.................. 698 697,128
2.12% , 07/16/31
(c)
.................. EUR 1,229 1,204,313
5.88% , 07/11/32
(b)
.................. 1,244 1,476,741
6.25% , 09/10/34
(b)
.................. 1,136 1,347,438
4,725,620
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25% , 11/17/51
(c)
.................. USD 1,818 1,158,975
5.00% , 01/18/53
(b)
.................. 1,520 1,290,480
2,449,455
Serbia — 0.0%
Republic of Serbia
6.50% , 09/26/33
(c)
.................. 555 583,169
6.00% , 06/12/34
(b)
.................. 712 717,607
1,300,776
South Africa — 0.0%
Republic of South Africa
7.10% , 11/19/36
(b)
.................. 923 913,539
5.75% , 09/30/49 ................... 1,166 875,666
Security
Par (000)
Par (000) Value
South Africa (continued)
7.95% , 11/19/54
(b)
.................. USD 888 $ 846,264
2,635,469
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago , 6.40% , 06/26/34
(b)
815 800,330
United Arab Emirates — 0.0%
United Arab Emirates Government Bond , 3.90% ,
09/09/50
(c)
....................... 826 583,131
Uruguay — 0.0%
Oriental Republic of Uruguay , 5.25% , 09/10/60 . 1,002 907,812
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 ................... EUR 667 804,848
7.85% , 10/12/28 ................... USD 522 556,034
1,360,882
Total Foreign Government Obligations — 0 .6%
(Cost: $ 58,795,765 ) ............................... 59,815,903
Shares
Shares
Investment Companies
(p)
iShares 1-5 Year Investment Grade Corporate
Bond ETF ........................ 3,795,949 200,274,269
iShares 5-10 Year Investment Grade Corporate
Bond ETF ........................ 4,122,960 219,712,538
iShares Core 1-5 Year USD Bond ETF ...... 1,136,358 55,283,817
iShares Core Dividend Growth ETF
(q)
....... 1,236,781 79,079,777
iShares iBoxx $ High Yield Corporate Bond
ETF
(q)
.......................... 2,650,738 213,782,020
Total Investment Companies — 7 .3%
(Cost: $ 736,492,722 ) .............................. 768,132,421
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.8%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 5.15%, 11/25/35 . 992 877,197
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor and 11.00% Cap +
0.67%), 4.99%, 11/25/35 ............ 245 241,519
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 6.04%,
06/25/35
(a)
..................... 331 313,553
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 5.05%, 08/25/35
(a)
...... 798 731,836
Series 2005-61, Class 1A1, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.95%,
12/25/35
(a)
..................... 143 131,406
Series 2005-63, Class 3A3, 4.92%, 11/25/35
(a)
1,265 1,174,001
Series 2005-63, Class 5A1, 4.87%, 12/25/35
(a)
22 22,194
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ...................... 36 32,174
Series 2005-76, Class 2A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.00% Floor + 1.00%), 5.40%,
02/25/36
(a)
..................... 2,966 2,695,607

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
80
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ...................... USD 570 $ 314,438
Series 2006-15CB, Class A1, 6.50%, 06/25/36 958 437,445
Series 2006-20CB, Class A9, 6.00%, 07/25/36 428 172,383
Series 2006-2CB, Class A6, 5.50%, 03/25/36 668 274,192
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ...................... 2,643 998,096
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ...................... 1,726 927,840
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ...................... 742 384,078
Series 2006-9T1, Class A7, 6.00%, 05/25/36 303 118,138
Series 2006-J7, Class 2A1, (1M Sofr FWD at
1.50% Floor + 1.50%), 2.75%, 11/20/46
(a)
2,688 2,331,118
Series 2006-J8, Class A5, 6.00%, 02/25/37 . 1,196 466,393
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor and 2.00% Cap
+ 1.73%), 6.13%, 11/25/46
(a)
......... 4,049 3,341,789
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.81%, 11/25/46
(a)
................ 1,618 1,468,994
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.85% Floor + 0.85%),
5.25%, 11/25/46
(a)
................ 5,459 4,899,986
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.81%, 10/25/46
(a)
................ 241 223,941
Series 2006-OA2, Class A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.85%,
05/20/46
(a)
..................... 1,043 923,279
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
4.85%, 05/25/36
(a)
................ 4,407 4,113,126
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.81%, 07/25/46
(a)
................ 7,296 6,566,849
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ...................... 1,706 725,229
Series 2007-12T1, Class A5, 6.00%, 06/25/37 379 167,475
Series 2007-15CB, Class A7, 6.00%, 07/25/37 219 129,050
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ...................... 198 116,090
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,116 516,575
Series 2007-19, Class 1A8, 6.00%, 08/25/37 543 251,335
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,041 1,349,317
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37 440 201,065
Series 2007-9T1, Class 2A1, 6.00%, 05/25/37 3,150 1,337,594
Series 2007-9T1, Class 2A2, 6.00%, 05/25/37 541 229,602
Series 2007-AL1, Class A1, (1-mo. CME Term
SOFR at 0.25% Floor + 0.36%), 4.68%,
06/25/37
(a)
..................... 4,758 3,973,897
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,484 547,775
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.38% Floor + 1.38%),
5.78%, 11/25/47
(a)
................ 1,007 893,210
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 04/25/47
(a)
................ 6,922 6,352,659
Series 2007-OA4, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.77%,
05/25/47
(a)
..................... 2,559 2,292,653
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.79%, 06/25/47
(a)
................ USD 5,529 $ 4,343,456
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .... 891 491,167
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 5.37%,
10/25/46
(a)
..................... 6,947 5,752,375
Series 2006-3, Class 2A11, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.94% Floor + 0.94%), 5.34%,
10/25/46
(a)
..................... 4,040 2,621,145
Series 2007-3, Class 22A1, 6.75%, 06/25/37
(d)
418 374,200
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 228 207,234
Series 2006-D, Class 6A1, 4.01%, 05/20/36 . 232 196,735
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.85%,
06/20/47 ...................... 721 589,405
Barclays Mortgage Loan Trust
(b)
Series 2024-NQM4, Class A1, 4.79%,
12/26/64
(d)
..................... 13,050 12,953,073
Series 2024-NQM4, Class A2, 5.10%,
12/26/64
(d)
..................... 1,228 1,217,738
Series 2024-NQM4, Class A3, 5.25%,
12/26/64
(d)
..................... 1,375 1,366,195
Series 2024-NQM4, Class B1, 6.96%,
12/26/64
(a)
..................... 576 576,445
Series 2024-NQM4, Class B2, 7.57%,
12/26/64
(a)
..................... 440 431,553
Series 2024-NQM4, Class B3, 7.57%,
12/26/64
(a)
..................... 1,006 950,472
Series 2024-NQM4, Class M1, 6.31%,
12/26/64
(a)
..................... 948 956,380
Series 2024-NQM4, Class SA, 0.00%,
12/26/64
(a)
..................... 18,622 857,774
Series 2025-NQM1, Class A1, 5.66%,
01/25/65
(d)
..................... 12,663 12,743,955
Series 2025-NQM1, Class A2, 5.87%,
01/25/65
(d)
..................... 1,155 1,161,677
Series 2025-NQM1, Class A3, 5.97%,
01/25/65
(d)
..................... 1,100 1,107,731
Series 2025-NQM1, Class B1, 6.94%,
01/25/65
(a)
..................... 660 650,647
Series 2025-NQM1, Class B2, 7.83%,
01/25/65
(a)
..................... 574 566,120
Series 2025-NQM1, Class B3, 7.83%,
01/25/65
(a)
..................... 1,273 1,213,981
Series 2025-NQM1, Class M1, 6.49%,
01/25/65
(a)
..................... 1,062 1,078,532
Series 2025-NQM1, Class SA, 0.00%,
01/25/65
(a)
..................... 2 2,090
Series 2025-NQM2, Class A1, 5.75%,
05/25/65
(d)
..................... 13,613 13,755,899
Series 2025-NQM2, Class A2, 5.94%,
05/25/65
(d)
..................... 1,078 1,089,483
Series 2025-NQM2, Class A3, 6.04%,
05/25/65
(d)
..................... 2,118 2,140,401
Series 2025-NQM2, Class B1, 7.69%,
05/25/65
(a)
..................... 662 657,043
Series 2025-NQM2, Class B2, 7.69%,
05/25/65
(a)
..................... 263 249,531
Series 2025-NQM2, Class B3, 7.69%,
05/25/65
(a)
..................... 49 41,050

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
81
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM2, Class M1, 6.71%,
05/25/65
(a)
..................... USD 1,342 $ 1,365,314
Series 2025-NQM2, Class SA, 0.00%,
05/25/65
(a)
..................... 1 876
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.44% Floor
and 11.50% Cap + 0.55%), 4.87%, 04/25/36
(a)
2,986 2,649,446
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%, 12/25/35 566 553,267
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ...................... 585 602,218
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor and 10.50% Cap +
0.45%), 4.77%, 03/25/37 ........... 861 819,169
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 4.71%, 03/25/37 ....... 1,270 1,185,111
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 4.83%, 09/25/47 ....... 1,398 1,325,966
BRAVO Residential Funding Trust
(a)(b)
Series 2025-NQM2, Class B1, 7.32%,
11/25/64 ...................... 1,000 1,009,126
Series 2025-NQM2, Class B2, 7.32%,
11/25/64 ...................... 1,000 975,435
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b) (d)
................. 2,000 2,027,427
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME Term
SOFR at 0.27% Floor and 10.50% Cap +
0.38%), 4.70%, 04/25/35
(a)
.......... 571 541,664
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 5.03%,
05/25/35
(a)
..................... 1,854 1,624,494
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 5.36%,
04/25/46
(a)
..................... 2,560 696,305
Series 2007-21, Class 1A1, 6.25%, 02/25/38 131 57,325
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 607 204,001
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 926 311,512
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 .. 6,533 6,356,075
Series 2022-3, Class A1, 6.00%, 05/25/67 .. 5,425 5,432,981
CIM Trust, Series 2025-I1, Class B1B, 7.55%,
10/25/69
(a) (b)
...................... 4,918 5,013,210
CitiMortgage Alternative Loan Trust, Series 2007-
A1, Class 1A5, 6.00%, 01/25/37 ......... 50 45,345
COLT Mortgage Loan Trust
(a)(b)
Series 2022-5, Class A1, 4.55%, 04/25/67 .. 3,403 3,410,042
Series 2025-6, Class B1, 7.21%, 08/25/70 .. 357 359,410
Cross Mortgage Trust, Series 2025-H2, Class
B1B, 7.66%, 03/25/70
(a) (b)
............. 894 880,904
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%, 07/25/37 260 224,172
Series 2011-4R, Class 1A2, (1-mo. CME Term
SOFR at 1.50% Floor + 1.61%), 5.94%,
09/27/37
(a)
..................... 2,680 2,201,184
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
..................... 1,188 1,183,281
Series 2022-ATH3, Class B1, 7.10%,
08/25/67
(a)
..................... 4,695 4,700,214
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%), 4.81%,
08/25/47
(a)
....................... USD 9,480 $ 8,115,272
Ellington Financial Mortgage Trust
(a)(b)
Series 2021-2, Class A1, 0.93%, 06/25/66 .. 1,697 1,416,788
Series 2023-1, Class B1, 6.75%, 02/25/68 .. 2,000 1,985,409
Series 2025-INV1, Class B1, 7.18%, 03/25/70 529 524,788
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 4.51%,
02/25/37
(a)
....................... 761 412,195
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a) (b)
................. 12,599 12,554,886
GMACM Mortgage Loan Trust, Series 2005-AR2,
Class 4A, 3.98%, 05/25/35
(a)
........... 15 12,885
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
4.60%, 02/25/36 ................. 1,747 1,585,635
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 2.00% Floor and 10.50%
Cap + 2.00%), 6.40%, 03/25/36 ....... 849 793,721
GS Mortgage-Backed Securities Trust, Series
2025-NQM2, Class B1, 7.42%, 06/25/65
(a) (b)
. 280 279,225
HOMES Trust, Series 2025-NQM1, Class B1,
7.26%, 01/25/70
(a) (b)
................. 2,355 2,324,137
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% Cap + 0.61%), 4.93%, 10/25/35
(a)
.. 933 837,884
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 547 380,766
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,231 709,501
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 4.44%,
08/25/37 ...................... 85 59,293
Series 2007-AR15, Class 2A1, 3.45%,
08/25/37 ...................... 417 293,964
J.P. Morgan Mortgage Trust, Series 2025-VIS2,
Class B1, 6.42%, 01/25/63
(a) (b)
.......... 2,000 1,980,180
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 6.02%, 12/25/35 220 212,679
Series 2006-1, Class 2A1, 5.74%, 02/25/36 . 180 177,018
MFA Trust
(b)
Series 2022-CHM1, Class M1, 4.57%,
09/25/56
(a)
..................... 4,000 3,534,738
Series 2023-NQM2, Class A1, 4.40%,
03/25/68
(d)
..................... 10,067 9,996,539
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(b) (d)
..... 3,956 3,955,552
New Residential Mortgage Loan Trust, Series
2025-NQM1, Class B2, 7.05%, 01/25/65
(a) (b)
. 1,577 1,502,301
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
..... 6,917 6,811,860
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............... 222 207,872
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 11/25/29
(a) (b)
.......... 5,000 5,037,396
RALI Trust, Series 2007-QS4, Class 3A2, 6.00%,
03/25/37 ........................ 107 88,644
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .... 309 101,034
RFMSI Trust, Series 2007-S7, Class A20, 6.00%,
07/25/37 ........................ 29 23,622

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
82
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM3, Class B1, 7.24%,
05/25/65
(a) (b)
...................... USD 2,001 $ 1,984,069
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b) (d)
..... 13,137 12,913,915
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 3A1, 4.83%, 04/25/47
(a)
180 67,831
Structured Asset Mortgage Investments II Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME Term
SOFR at 0.46% Floor and 10.50% Cap +
0.57%), 4.89%, 02/25/36 ........... 346 320,695
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.81%, 06/25/36 ....... 6,198 5,383,656
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.81%, 07/25/46 ....... 7,916 5,485,574
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.79%, 09/25/47 ................. 1,452 1,342,112
Verus Securitization Trust
(b)
Series 2022-3, Class A1, 4.13%, 02/25/67
(d)
. 8,621 8,243,581
Series 2023-2, Class B1, 7.47%, 03/25/68
(a)
. 1,000 998,902
Series 2025-INV1, Class B2, 7.31%,
02/25/70
(a)
..................... 2,094 2,044,029
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a) (b)
.......... 2,800 2,825,104
Washington Mutual Mortgage Pass-Through
Certificates Trust
Series 2006-8, Class A5, 4.11%, 10/25/36
(d)
. 975 327,607
Series 2006-AR5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.98% Floor + 0.98%), 5.38%,
06/25/46
(a)
..................... 2,700 2,164,358
Series 2007-OA5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.75% Floor + 0.75%), 5.15%,
06/25/47
(a)
..................... 4,432 3,678,373
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.84% Floor + 0.84%),
5.24%, 05/25/47
(a)
................ 2,020 1,718,125
Series 2007-OA6, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.81% Floor + 0.81%), 5.21%,
07/25/47
(a)
..................... 2,316 1,939,424
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
(a)
Series 2006-AR8, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.85% Floor + 0.85%), 5.25%,
10/25/46 ...................... 4,010 3,455,512
Series 2007-OA1, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.72% Floor + 0.72%), 5.12%,
12/25/46 ...................... 3,429 2,764,355
292,937,065
Commercial Mortgage-Backed Securities — 5.3%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.73%, 09/15/34
(a) (b)
. 1,564 1,505,350
Ares Commercial Mortgage Trust, Series 2024-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 6.00%, 07/15/41
(a) (b)
. 1,270 1,271,984
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.75%,
10/15/34
(a) (b)
...................... USD 13,280 $ 13,292,422
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.58%, 04/15/35
(a) (b)
...... 3,467 3,410,696
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1.95%
Floor + 2.25%), 6.56%, 12/15/36
(a) (b)
...... 3,624 3,406,559
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41 15,300 15,839,126
Series 2024-MAR, Class C, 7.77%, 12/10/41 4,470 4,664,159
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.66%,
08/15/39 ...................... 17,580 17,667,716
Series 2025-ASHF, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.16%,
02/15/42 ...................... 8,893 8,893,311
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.11% Cap +
0.58%), 4.90%, 08/25/35 ........... 1,743 1,690,741
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.80% Cap +
0.59%), 4.92%, 11/25/35 ............ 423 407,306
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.44%), 4.76%,
03/25/37 ...................... 1,315 1,246,557
Series 2007-3, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.55%), 4.87%,
07/25/37 ...................... 2,115 1,996,946
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 5.11%,
09/25/37 ...................... 534 500,435
Series 2007-6A, Class A4A, (1-mo. CME Term
SOFR at 0.00% Floor + 1.61%), 6.68%,
12/25/37 ...................... 1,230 1,085,724
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.41%, 08/05/38
(a) (b)
........... 1,140 947,683
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
6.45%, 08/19/38
(a) (b)
................. 1,354 1,354,716
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 6.20%, 07/15/41
(a) (b)
........... 2,830 2,837,075
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
8.13%, 10/15/35
(a) (b)
................. 2,433 30,388
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.68%,
06/15/41
(a) (b)
...................... 4,710 4,715,887
BOCA Commercial Mortgage Trust, Series 2024-
BOCA, Class A, (1-mo. CME Term SOFR at
1.92% Floor + 1.92%), 6.23%, 08/15/41
(a) (b)
. 5,905 5,919,762
BPR Trust
(a)(b)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 5.48%,
09/15/38 ...................... 1,900 1,897,640
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 8.03%,
09/15/38 ...................... 4,495 4,450,335
BWAY Mortgage Trust, Series 2013-1515, Class
D, 3.63%, 03/10/33
(b)
................ 3,600 3,255,047

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
83
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
(a)(b)
Series 2021-NWM, Class A, (1-mo. CME Term
SOFR at 0.91% Floor + 1.02%), 5.34%,
02/15/33 ...................... USD 12,383 $ 12,301,697
Series 2021-NWM, Class B, (1-mo. CME Term
SOFR at 2.15% Floor + 2.26%), 6.58%,
02/15/33 ...................... 7,261 7,223,638
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
8.68%, 02/15/33 ................. 4,795 4,784,971
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
7.23%, 06/15/38 ................. 4,321 4,324,142
Series 2021-VINO, Class F, (1-mo. CME Term
SOFR at 2.92% Floor + 2.92%), 7.23%,
05/15/38 ...................... 7,227 7,225,241
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 6.67%,
10/15/38 ...................... 6,300 6,301,969
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.07%,
12/09/40 ...................... 2,950 2,958,229
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.80%,
10/15/41 ...................... 8,920 8,937,064
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.00%,
08/15/39 ...................... 18,725 18,795,399
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.19%, 10/15/41 ................. 7,280 7,325,408
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.60%, 12/15/39 ................. 4,539 4,542,791
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.75%,
02/15/39 ...................... 4,170 4,177,007
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.85%, 06/15/37 ................. 658 657,692
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.65%, 11/15/41 . CAD 4,710 3,494,586
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.75%,
02/15/39 ...................... USD 9,056 9,067,161
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.70%,
03/15/41 ...................... 5,004 5,009,095
BX Trust
(a)(b)
Series 2018-GW, Class A, (1-mo. CME Term
SOFR at 0.80% Floor + 1.10%), 5.41%,
05/15/35 ...................... 2,050 2,045,511
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.23%, 02/15/36 ................. 1,880 1,878,825
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.43%, 02/15/36 ................. 1,765 1,742,824
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.43%, 02/15/36 ................. 5,638 5,567,993
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.43%, 01/15/34 ................. 2,888 2,883,933
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2022-LBA6, Class A, (1-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 5.31%,
01/15/39 ...................... USD 6,710 $ 6,705,806
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
5.16%, 01/15/39 ................. 2,180 2,178,637
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.00%, 05/15/38 ................. 8,500 8,553,011
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.80%,
07/15/29 ...................... 7,780 7,777,569
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 . 2,800 2,338,574
Series 2021-601L, Class D, 2.87%, 01/15/44 3,863 3,023,041
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................. 4,262 4,082,395
Citigroup Commercial Mortgage Trust, Series
2016-C1, Class C, 5.11%, 05/10/49
(a)
..... 2,870 2,798,881
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME Term
SOFR at 2.59% Floor + 2.59%), 6.90%,
08/15/36 ...................... 1,750 1,751,011
Series 2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.75%,
08/15/36 ...................... 8,900 8,825,647
Commercial Mortgage Trust
(a)(b)
Series 2013-300P, Class D, 4.54%, 08/10/30 2,245 2,160,391
Series 2016-667M, Class D, 3.28%, 10/10/36 2,814 2,043,263
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.15%, 06/15/41 ................. 4,380 4,378,629
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.95%, 08/15/41
(a) (b)
................. 1,900 1,892,852
CSMC Trust, Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor + 3.44%),
7.75%, 02/15/27
(a) (b) (f)
................ 8,800 8,714,372
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.19%,
08/15/34
(a) (b)
...................... 12,500 12,500,000
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.05%, 04/15/37
(a) (b)
........... 3,040 3,033,350
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
...................... 9,400 9,609,594
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. CME Term
SOFR at 2.25% Floor + 2.36%), 6.68%,
07/15/38 ...................... 2,574 2,577,258
Series 2021-ESH, Class E, (1-mo. CME Term
SOFR at 2.85% Floor + 2.96%), 7.28%,
07/15/38 ...................... 5,144 5,156,653
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.76%,
12/15/39
(a) (b)
...................... 10,700 10,699,998
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
6.12%, 08/15/39
(a) (b)
................. 1,750 1,755,321
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.00%, 05/15/41 .. 7,190 7,208,175
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.85%, 03/15/39 ................. 5,660 5,668,844

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
84
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. Trust
(a)
Series 2015-GC32, Class C, 4.55%, 07/10/48 USD 1,075 $ 1,043,275
Series 2021-DM, Class A, (1-mo. CME Term
SOFR at 0.89% Floor + 1.00%), 5.31%,
11/15/36
(b)
..................... 1,900 1,885,750
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.40%,
03/15/28
(b)
..................... 8,480 8,501,200
Series 2023-SHIP, Class E, 7.68%, 09/10/38
(b)
8,600 8,652,393
Harvest Commercial Capital Loan Trust, Series
2019-1, Class M4, 4.64%, 09/25/46
(a) (b)
.... 3,150 2,952,549
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
6.15%, 10/15/41
(a) (b)
................. 2,473 2,474,533
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.85%, 05/15/37
(a) (b)
. 1,525 1,525,953
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.58%, 10/15/36
(a) (b)
........... 7,000 6,947,500
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.64%, 02/05/45
(a) (b)
........... 6,550 6,720,402
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.65%, 01/13/40
(a) (b)
...... 8,310 8,566,376
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 6.56%, 10/15/39
(a) (b)
. 3,200 3,196,000
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.95%, 09/06/38 4,787 4,632,003
Series 2022-OPO, Class D, 3.56%, 01/05/39 2,409 1,982,353
Series 2024-OMNI, Class A, 5.99%, 10/05/39 4,710 4,805,147
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.93%, 06/15/39
(a) (b)
. 8,750 8,755,455
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.85%, 12/15/39
(a) (b)
. 11,530 11,507,752
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
5.90%, 06/15/39
(a) (b)
................. 10,560 10,566,583
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.70%, 08/17/42
(a) (b)
...... 8,940 8,911,783
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 8.38%, 07/15/38
(a) (b)
. 1,277 1,273,570
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 5.01%, 07/15/51 . 1,440 1,344,610
Series 2018-MP, Class E, 4.42%, 07/11/40
(b)
2,112 1,556,794
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.30%, 08/15/29
(a) (b)
................. 6,179 6,211,894
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 4.08%, 05/10/39
(a) (b)
........... 4,300 3,228,266
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.80%, 12/15/39
(a) (b)
................. 8,630 8,627,303
PFP Ltd., Series 2022-9, Class A, (1-mo. CME
Term SOFR at 2.27% Floor + 2.27%), 6.59%,
08/19/35
(a) (b)
...................... 2,567 2,570,402
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.20%, 06/15/39
(a) (b)
................. 2,850 2,854,559
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class G, (1-mo. CME Term SOFR at
4.35% Floor + 4.46%), 8.78%, 07/15/38
(a) (b)
. USD 1,400 $ 408,774
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.05%, 04/15/41
(a) (b)
........... 1,830 1,831,144
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.26%, 10/15/41
(a) (b)
................. 6,600 6,595,875
SREIT Trust, Series 2021-MFP2, Class A, (1-mo.
CME Term SOFR at 0.82% Floor + 0.94%),
5.25%, 11/15/36
(a) (b)
................. 4,710 4,707,056
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.55%, 12/15/39
(a) (b)
. 10,900 10,896,594
TTAN MHC, Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.85% Floor + 0.96%),
5.28%, 03/15/38
(a) (b)
................. 1,815 1,815,512
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 2,410 2,442,234
Velocity Commercial Capital Loan Trust
(b)
Series 2022-1, Class M4, 5.20%, 02/25/52
(a)
5,000 3,986,293
Series 2023-3, Class M2, 8.27%, 08/25/53
(a)
1,108 1,114,861
Series 2023-3, Class M3, 9.32%, 08/25/53
(a)
902 925,837
Series 2024-5, Class M3, 6.76%, 10/25/54
(a)
3,448 3,422,780
Series 2024-5, Class M4, 9.53%, 10/25/54
(a)
4,377 4,329,380
Series 2025-1, Class M3, 7.33%, 02/25/55
(a)
3,995 4,026,290
Series 2025-1, Class M4, 10.15%, 02/25/55
(a)
1,383 1,393,091
Series 2025-3, Class M3, 7.38%, 06/25/55
(a)
627 633,132
Series 2025-RTL1, Class A1, 6.80%,
03/25/30
(d)
..................... 3,000 3,029,641
Wells Fargo Commercial Mortgage Trust
(a)
Series 2015-NXS3, Class B, 4.64%, 09/15/57 1,600 1,581,578
Series 2016-C37, Class C, 4.61%, 12/15/49 . 2,803 2,708,847
Series 2016-LC25, Class C, 4.47%, 12/15/59 8,320 7,816,515
Series 2016-NXS5, Class B, 5.09%, 01/15/59 1,875 1,834,434
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.10%,
11/15/27
(a) (b)
...................... 3,005 3,005,000
548,765,286
Interest Only Collateralized Mortgage Obligations — 0.0%
Barclays Mortgage Loan Trust
(a)(b)
Series 2024-NQM4, Class XS, 0.00%,
12/26/64 ...................... 2 1,770
Series 2025-NQM1, Class XS, 0.00%,
01/25/65 ...................... 18,488 790,487
Series 2025-NQM2, Class XS2, 0.00%,
05/25/65 ...................... 19,123 535,424
1,327,681
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 1.01%,
08/10/35 ...................... 66,674 888,094
Series 2015-SRCH, Class XB, 0.30%,
08/10/35 ...................... 35,000 131,821
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.92%,
09/10/47
(b)
..................... 12,675 93,933
Series 2015-CR25, Class XA, 0.86%,
08/10/48 ...................... 3,685 61
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.55%, 09/15/47 433 5
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49
(b)
40,477 322,630

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
85
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 1.00%, 03/10/50
(b)
...... USD 30,982 $ 297,496
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.39%,
10/15/48
(b)
....................... 12,675 100,207
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.74%, 03/15/49
(b)
...... 13,600 297,760
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.34%, 04/10/37 40,610 153,420
Series 2017-75B, Class XB, 0.11%, 04/10/37 27,000 27,003
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.38%,
08/15/49
(b)
..................... 11,784 143,429
Series 2016-LC25, Class XA, 0.96%,
12/15/59 ...................... 17,615 143,971
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.51%, 05/15/47 .... 43,884 404
2,600,234
Total Non-Agency Mortgage-Backed Securities — 8 .1%
(Cost: $ 856,431,392 ) .............................. 845,630,266
Preferred Securities
Capital Trusts — 0.0%
Banks — 0.0%
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25%
(a) (j)
. 315 323,892
Electric Utilities — 0.0%
(a)(j)
Edison International , Series A , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38% ............. 4,279 4,028,771
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
.................. 890 988,284
5,017,055
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (j)
....................... 915 926,010
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (j)
........... 385 386,720
Total Capital Trusts — 0.0%
(Cost: $ 6,520,012 ) ............................... 6,653,677
Shares
Shares
Preferred Stocks — 0.1%
Chemicals — 0.0%
FUCHS SE (Preference) ................ 5,581 308,448
Household Products — 0.1%
Henkel AG & Co. KGaA (Preference) ........ 91,863 7,218,924
IT Services — 0.0%
(e)(f)
Veritas Newco ....................... 2,876 64,714
Veritas Newco, Series G-1 ............... 1,987 44,698
109,412
Security
Shares
Shares Value
Machinery — 0.0%
Jungheinrich AG (Preference) ............ 14,880 $ 702,230
Total Preferred Stocks — 0 .1%
(Cost: $ 8,309,118 ) ............................... 8,339,014
Total Preferred Securities — 0 .1%
(Cost: $ 14,829,130 ) ............................... 14,992,691
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28
(a) (b)
................. USD 4,627 4,270,582
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $ 4,553,569 ) ............................... 4,270,582
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (f)
1,841 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 95.6%
(Cost: $ 9,531,611,925 ) ............................ 10,032,836,133
Short-Term Securities
Money Market Funds — 6.6%
(p)(r)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(s)
................... 215,815,836 215,902,162
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20% ..................... 471,844,753 471,844,753
Total Short-Term Securities — 6 .6%
(Cost: $ 687,732,163 ) .............................. 687,746,915
Total Investments Before Investments Sold Short — 102 .2%
(Cost: $ 10,219,344,088 ) ............................ 10,720,583,048

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
86
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Investments Sold Short
Common Stocks
Chemicals — (0.0)%
Linde plc .......................... (7,473) $ (3,506,182)
Total Common Stocks — (0.0) %
(Proceeds: $ (3,398,650) ) ........................... (3,506,182)
Total Investments Sold Short — (0.0) %
(Proceeds: $ (3,398,650) ) ........................... (3,506,182)
Total Investments Net of Investments Sold Short — 102 .2%
(Cost: $ 10,215,945,438 ) ............................ 10,717,076,866
Liabilities in Excess of Other Assets — (2.2) % ............. (227,748,149)
Net Assets — 100.0% ...............................
$ 10,489,328,717
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,893,688, representing 0.07% of its net assets as of period end, and an original cost of $5,870,711.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
All or a portion of this security is on loan.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
87
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 239,879,166 $ — $ (23,965,912)
(a)
$ (11,530) $ 438 $ 215,902,162 215,815,836 $ 2,079,140
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 794,650,648 — (322,805,895)
(a)
— — 471,844,753 471,844,753 28,958,579 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF — 198,372,878 — — 1,901,391 200,274,269 3,795,949 2,208,202 —
iShares 5-10 Year Investment
Grade Corporate Bond ETF — 219,382,289 — — 330,249 219,712,538 4,122,960 6,545,376 —
iShares Core 1-5 Year USD
Bond ETF ............ — 103,644,881 (49,161,510) 335,221 465,225 55,283,817 1,136,358 718,311 —
iShares Core Dividend Growth
ETF ................ 546,658,635 659,639,241 (1,154,162,845) 72,024,787 (45,080,041) 79,079,777 1,236,781 6,043,410 —
iShares Core S&P 500 ETF
(c)
. 221,024,780 82,076,598 (305,873,547) 6,134,754 (3,362,585) — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 234,648,774 — (26,937,488) 976,418 5,094,316 213,782,020 2,650,738 12,144,484 —
$ 79,459,650 $ (40,651,007) $ 1,455,879,336 $ 58,697,502 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
88
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 4,232 09/08/25 $ 648,809 $ (3,828,435)
JPY Currency ............................................................ 3,741 09/15/25 327,080 619,973
MSCI Emerging Markets Index ................................................. 46 09/19/25 2,837 55,792
S&P 500 E-Mini Index ....................................................... 449 09/19/25 140,397 1,423,317
U.S. Treasury 10-Year Note ................................................... 2,360 09/19/25 264,615 4,437,088
U.S. Treasury 5-Year Note .................................................... 15,101 09/30/25 1,646,245 23,364,748
26,072,483
Short Contracts
U.S. Treasury 10-Year Note ................................................... 61 09/19/25 6,840 (161,573)
U.S. Treasury 10-Year Ultra Note ............................................... 30 09/19/25 3,428 (86,670)
(248,243)
$ 25,824,240
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 582,000 USD 373,713 Bank of New York Mellon 07/15/25 $ 9,417
AUD 2,957,000 USD 1,880,729 Barclays Bank plc 07/15/25 65,863
AUD 793,000 USD 510,745 UBS AG 07/15/25 11,286
AUD 505,000 USD 327,863 Westpac Banking Corp. 07/15/25 4,578
CAD 1,723,000 USD 1,256,666 Bank of America NA 07/15/25 9,514
CAD 3,228,000 USD 2,344,319 Bank of New York Mellon 07/15/25 27,839
CAD 1,245,000 USD 911,627 Barclays Bank plc 07/15/25 3,284
CAD 1,508,000 USD 1,096,310 Deutsche Bank AG 07/15/25 11,873
CAD 6,241,000 USD 4,519,906 UBS AG 07/15/25 66,411
CHF 1,357,000 USD 1,673,859 Bank of America NA 07/15/25 39,352
CHF 91,000 USD 111,773 UBS AG 07/15/25 3,114
CHF 1,389,000 USD 1,691,164 Westpac Banking Corp. 07/15/25 62,447
EUR 672,000 USD 765,883 Bank of America NA 07/15/25 26,419
EUR 1,948,000 USD 2,247,435 Bank of New York Mellon 07/15/25 49,299
EUR 1,251,000 USD 1,435,206 Barclays Bank plc 07/15/25 39,749
EUR 2,876,000 USD 3,274,039 UBS AG 07/15/25 116,827
EUR 10,000 USD 11,730 Westpac Banking Corp. 07/15/25 60
GBP 1,025,000 USD 1,392,032 Bank of America NA 07/15/25 15,020
GBP 1,924,000 USD 2,558,645 Bank of New York Mellon 07/15/25 82,496
GBP 1,159,000 USD 1,533,648 Barclays Bank plc 07/15/25 57,351
JPY 13,474,000 USD 93,556 Bank of America NA 07/15/25 154
JPY 12,200,000 USD 84,021 Barclays Bank plc 07/15/25 829
JPY 171,518,000 USD 1,191,725 UBS AG 07/15/25 1,163
KRW 750,460,000 USD 530,363 UBS AG 07/15/25 24,720
NZD 3,622,000 USD 2,101,282 Westpac Banking Corp. 07/15/25 107,460
SGD 435,000 USD 330,900 UBS AG 07/15/25 11,562
USD 793,395 CAD 1,079,000 Barclays Bank plc 07/15/25 471
USD 465,630 GBP 339,000 UBS AG 07/15/25 273
USD 383,362 HKD 3,003,000 Bank of America NA 07/15/25 241
USD 1,554,233 HKD 12,054,000 UBS AG 07/15/25 16,390
USD 2,370,467 JPY 336,603,000 Bank of New York Mellon 07/15/25 29,432
USD 176,035 JPY 25,128,000 Barclays Bank plc 07/15/25 1,273
USD 317,630 JPY 45,144,000 UBS AG 07/15/25 3,659
EUR 523,504 USD 599,557 Citibank NA 07/16/25 17,712
EUR 191,189 USD 218,230 JPMorgan Chase Bank NA 07/16/25 7,201
EUR 2,780,000 USD 3,210,624 Bank of America NA 07/17/25 67,544
EUR 700,000 USD 806,792 Barclays Bank plc 07/17/25 18,646
EUR 5,890,000 USD 6,766,232 UBS AG 07/17/25 179,241

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
89
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 9,713,000 USD 13,014,186 Canadian Imperial Bank of Commerce 09/17/25 $ 325,085
USD 3,376,255 CAD 4,568,000 Toronto Dominion Bank 09/17/25 8,488
1,523,743
CAD 1,265,000 USD 932,610 Bank of America NA 07/15/25 (3,001)
CAD 1,282,000 USD 947,198 Bank of New York Mellon 07/15/25 (5,096)
HKD 6,850,000 USD 884,415 Bank of America NA 07/15/25 (10,496)
HKD 2,018,000 USD 257,668 Bank of New York Mellon 07/15/25 (213)
HKD 7,333,000 USD 938,031 Citibank NA 07/15/25 (2,491)
JPY 27,942,000 USD 198,364 Bank of New York Mellon 07/15/25 (4,032)
USD 216,630 AUD 337,000 Bank of New York Mellon 07/15/25 (5,217)
USD 794,539 AUD 1,275,000 Westpac Banking Corp. 07/15/25 (44,793)
USD 4,364,097 CAD 6,043,000 Bank of New York Mellon 07/15/25 (76,717)
USD 3,174,644 CAD 4,385,000 Barclays Bank plc 07/15/25 (47,758)
USD 691,886 CAD 949,000 Deutsche Bank AG 07/15/25 (5,505)
USD 193,848 CAD 268,000 Westpac Banking Corp. 07/15/25 (3,097)
USD 451,036 CHF 366,000 Bank of America NA 07/15/25 (11,039)
USD 499,545 CHF 405,000 Westpac Banking Corp. 07/15/25 (11,767)
USD 518,756 EUR 449,000 Bank of America NA 07/15/25 (10,624)
USD 2,606,762 EUR 2,288,000 Bank of New York Mellon 07/15/25 (90,838)
USD 2,982,415 EUR 2,600,000 Barclays Bank plc 07/15/25 (83,039)
USD 5,345,696 EUR 4,666,000 Deutsche Bank AG 07/15/25 (155,617)
USD 1,712,373 EUR 1,501,000 UBS AG 07/15/25 (57,338)
USD 3,223,958 GBP 2,445,000 Bank of America NA 07/15/25 (132,378)
USD 1,581,105 GBP 1,178,000 Bank of New York Mellon 07/15/25 (35,976)
USD 1,179,517 GBP 880,000 Barclays Bank plc 07/15/25 (28,489)
USD 1,652,396 GBP 1,222,000 UBS AG 07/15/25 (25,085)
USD 169,834 JPY 24,601,000 Deutsche Bank AG 07/15/25 (1,263)
USD 490,798 JPY 71,461,000 UBS AG 07/15/25 (6,206)
USD 41,301 NZD 68,000 Bank of America NA 07/15/25 (166)
USD 12,119,270 EUR 10,643,072 Deutsche Bank AG 07/16/25 (430,068)
USD 32,818 EUR 28,751 JPMorgan Chase Bank NA 07/16/25 (1,083)
GBP 2,010,000 USD 2,763,186 HSBC Bank plc 07/17/25 (3,963)
USD 2,976,242 CHF 2,430,000 Natwest Markets plc 07/17/25 (92,505)
USD 2,065,247 EUR 1,760,000 Bank of America NA 07/17/25 (10,140)
USD 218,994 EUR 190,000 BNP Paribas SA 07/17/25 (5,053)
USD 88,292,368 EUR 76,060,000 Deutsche Bank AG 07/17/25 (1,397,385)
USD 907,667 EUR 790,000 HSBC Bank plc 07/17/25 (23,899)
USD 310,127,877 EUR 267,160,000 JPMorgan Chase Bank NA 07/17/25 (4,906,498)
USD 2,138,121 EUR 1,840,000 Morgan Stanley & Co. International plc 07/17/25 (31,602)
USD 785,570 GBP 580,000 Goldman Sachs International 07/17/25 (10,624)
USD 101,706,192 GBP 74,740,000 UBS AG 07/17/25 (892,964)
USD 330,494 EUR 285,000 Bank of New York Mellon 09/17/25 (6,973)
USD 16,229,344 EUR 13,904,000 BNP Paribas SA 09/17/25 (234,331)
USD 2,489,654 EUR 2,134,000 JPMorgan Chase Bank NA 09/17/25 (37,207)
USD 32,347 EUR 28,000 Toronto Dominion Bank 09/17/25 (808)
USD 13,146,015 GBP 9,713,000 Nomura International plc 09/17/25 (193,256)
(9,136,600)
$ (7,612,857)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1.00 % Quarterly 06/20/30 USD 22,831 $ (512,626) $ (399,909) $ (112,717)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
90
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1.00 % Quarterly 06/20/29 BBB+ USD 7,197 $ 136,430 $ 112,238 $ 24,192
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High
Yield Index Series 43 25-35% 5.00 % Quarterly Goldman Sachs International 12/20/29 USD 7,170 $ (1,091,191) $ (1,079,290) $ (11,901)
Devon Energy Corp. ........ 1.00 Quarterly Bank of America NA 06/20/30 USD 974 (1,841) 858 (2,699)
Lennar Corp. ............. 5.00 Quarterly Bank of America NA 06/20/30 USD 288 (53,119) (51,348) (1,771)
Lennar Corp. ............. 5.00 Quarterly Bank of America NA 06/20/30 USD 192 (35,413) (34,131) (1,282)
Lennar Corp. ............. 5.00 Quarterly Bank of America NA 06/20/30 USD 162 (29,880) (29,353) (527)
PulteGroup, Inc. .......... 5.00 Quarterly Bank of America NA 06/20/30 USD 354 (66,915) (64,027) (2,888)
PulteGroup, Inc. .......... 5.00 Quarterly Bank of America NA 06/20/30 USD 288 (54,439) (52,086) (2,353)
Toll Brothers Finance Corp. ... 1.00 Quarterly Bank of America NA 06/20/30 USD 258 (1,304) 114 (1,418)
Toll Brothers Finance Corp. ... 1.00 Quarterly Bank of America NA 06/20/30 USD 384 (1,941) 338 (2,279)
$ – $ – $ –
$ (1,336,043) $ (1,308,925) $ (27,118)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 360 $ 8,785 $ 9,081 $ (296)
ADLER Real Estate GmbH 5.00 Quarterly
Goldman Sachs
International 06/20/26 CCC EUR 800 18,044 (12,449) 30,493
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 34,949 6,618 28,331
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,090 100,952 108,361 (7,409)
ADLER Real Estate GmbH 5.00 Quarterly Bank of America NA 12/20/27 CCC EUR 304 23,751 (31,851) 55,602
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 183 14,276 (18,209) 32,485
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 513 40,128 (51,182) 91,310
ADLER Real Estate GmbH 5.00 Quarterly Citibank NA 12/20/27 CCC EUR 149 11,644 (15,289) 26,933
ADLER Real Estate GmbH 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC EUR 312 24,368 (32,432) 56,800
ADLER Real Estate GmbH 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC EUR 226 17,668 (23,459) 41,127
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,836 1,916 920
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 650 12,288 7,517 4,771
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,836 1,921 915
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 216 26,911 26,127 784
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 342 42,523 41,756 767
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 144 17,905 17,676 229
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 16,164 15,511 653
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 16,164 15,611 553
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 303 37,674 37,212 462
Forvia SE ........... 5.00 Quarterly Barclays Bank plc 06/20/29 BB- EUR 828 65,748 86,847 (21,099)
Forvia SE ........... 5.00 Quarterly
Goldman Sachs
International 06/20/29 BB- EUR 913 72,497 84,734 (12,237)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
91
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Freeport-McMoRan, Inc. . 1.00 % Quarterly Bank of America NA 06/20/29 BBB- USD 650 $ 10,932 $ 4,990 $ 5,942
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 3,465 1,823 1,642
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 137 2,304 1,005 1,299
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 3,465 1,291 2,174
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 136 2,287 1,104 1,183
Freeport-McMoRan, Inc. . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 147 2,472 830 1,642
Freeport-McMoRan, Inc. . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 218 3,666 1,770 1,896
Kinder Morgan, Inc. .... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 282 5,585 4,191 1,394
Kinder Morgan, Inc. .... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 393 7,783 6,090 1,693
Altice France SA ...... 5.00 Quarterly Deutsche Bank AG 12/20/29 D EUR 1,414 (263,837) (242,029) (21,808)
Forvia SE ........... 5.00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 718 44,252 46,333 (2,081)
Forvia SE ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB- EUR 200 12,326 12,280 46
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 2,140 328,241 266,338 61,903
SES SA ............ 1.00 Quarterly Bank of America NA 12/20/29 NR EUR 507 (21,092) (36,609) 15,517
SES SA ............ 1.00 Quarterly Barclays Bank plc 12/20/29 NR EUR 525 (21,842) (34,329) 12,487
Boeing Co. (The) ...... 1.00 Quarterly Bank of America NA 06/20/30 BBB- USD 1,704 20,374 — 20,374
SES SA ............ 1.00 Quarterly Barclays Bank plc 06/20/30 NR EUR 365 (20,330) (22,228) 1,898
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly Bank of America NA 06/20/30 BB USD 100 238 (913) 1,151
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly Bank of America NA 06/20/30 BB USD 490 1,167 (2,344) 3,511
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly Bank of America NA 06/20/30 BB USD 534 1,939 (4,623) 6,562
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly
Goldman Sachs
International 06/20/30 BB USD 180 654 (780) 1,434
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB USD 120 436 (731) 1,167
Zegona Finance plc .... 5.00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 371 56,640 51,796 4,844
$ 789,236 $ 331,272 $ 457,964
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
92
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 20,000 $ 121,498 $ (202,063) $ 323,561
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 8,000 176,856 (25,663) 202,519
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/25 USD 7,000 40,024 (73,829) 113,853
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 2,000 10,653 (21,381) 32,034
$ 349,031 $ (322,936) $ 671,967
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4.32%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,068,575,698 $ — $ 1,068,575,698
Common Stocks
Aerospace & Defense .................................... 44,482,498 32,045,602 — 76,528,100
Automobile Components .................................. 6,208,179 6,560,873 — 12,769,052
Automobiles .......................................... 2,394,903 7,852,597 — 10,247,500
Banks ............................................... 110,188,278 84,137,178 112 194,325,568
Beverages ........................................... 31,987,497 9,139,692 — 41,127,189
Biotechnology ......................................... 19,254,177 — — 19,254,177
Broadline Retail ........................................ 22,560,225 — — 22,560,225
Building Products ....................................... 22,574,389 4,382,531 — 26,956,920
Capital Markets ........................................ 83,306,335 1,526,354 — 84,832,689
Chemicals ............................................ 22,468,126 27,178,149 — 49,646,275
Commercial Services & Supplies ............................. 13,897,247 10,958,108 — 24,855,355
Communications Equipment ................................ 11,215,099 3,184,415 — 14,399,514
Construction & Engineering ................................ 1,948,883 20,687,959 — 22,636,842
Construction Materials .................................... 4,152,595 8,029,729 — 12,182,324
Consumer Finance ...................................... 9,090,171 — — 9,090,171
Consumer Staples Distribution & Retail ........................ 53,126,010 12,813,282 — 65,939,292
Containers & Packaging .................................. 18,610,676 — — 18,610,676
Distributors ........................................... 5,323,622 — — 5,323,622
Diversified REITs ....................................... 4,115,656 10,721,038 — 14,836,694
Diversified Telecommunication Services ........................ 22,510,653 29,972,871 — 52,483,524

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
93
Level 1 Level 2 Level 3 Total
Electric Utilities ........................................ $ 128,933,790 $ 19,883,875 $ — $ 148,817,665
Electrical Equipment ..................................... 24,391,902 4,224,119 — 28,616,021
Electronic Equipment, Instruments & Components ................. 19,164,304 4,837,607 — 24,001,911
Energy Equipment & Services .............................. 22,139,618 — — 22,139,618
Entertainment ......................................... 9,001,440 — — 9,001,440
Financial Services ...................................... 34,136,106 — 1,331,183 35,467,289
Food Products ......................................... 12,259,504 10,859,873 — 23,119,377
Gas Utilities ........................................... 536,919 3,162,636 — 3,699,555
Ground Transportation ................................... 55,179,291 1,840,316 — 57,019,607
Health Care Equipment & Supplies ........................... 36,358,752 6,284,977 — 42,643,729
Health Care Providers & Services ............................ 80,897,917 1,103,270 — 82,001,187
Health Care REITs ...................................... 26,959,334 — — 26,959,334
Hotel & Resort REITs .................................... — 2,685,676 — 2,685,676
Hotels, Restaurants & Leisure .............................. 9,383,029 3,268,033 — 12,651,062
Household Durables ..................................... 1,467,928 15,069,209 — 16,537,137
Household Products ..................................... 22,967,340 6,376,006 — 29,343,346
Independent Power and Renewable Electricity Producers ............ 3,523,731 — — 3,523,731
Industrial Conglomerates .................................. — 4,683,223 — 4,683,223
Industrial REITs ........................................ 24,237,589 14,047,591 — 38,285,180
Insurance ............................................ 61,701,767 40,454,635 — 102,156,402
Interactive Media & Services ............................... 105,741,031 — — 105,741,031
IT Services ........................................... 33,425,549 4,247,729 661,007 38,334,285
Leisure Products ....................................... 3,578,425 — — 3,578,425
Life Sciences Tools & Services .............................. 1,405,047 — — 1,405,047
Machinery ............................................ 55,617,455 32,687,995 — 88,305,450
Media ............................................... 21,976,871 5,305,717 754,898 28,037,486
Metals & Mining ........................................ 3,807,371 2,132,755 78 5,940,204
Multi-Utilities .......................................... 61,039,219 18,408,273 — 79,447,492
Office REITs .......................................... 10,812,857 1,444,131 — 12,256,988
Oil, Gas & Consumable Fuels ............................... 115,919,304 46,982,932 53 162,902,289
Passenger Airlines ...................................... — 1,915,109 — 1,915,109
Personal Care Products .................................. — 7,985,408 — 7,985,408
Pharmaceuticals ....................................... — 111,003,231 — 111,003,231
Professional Services .................................... 29,663,107 26,344,180 — 56,007,287
Real Estate Management & Development ....................... — 18,836,657 8 18,836,665
Residential REITs ....................................... 25,154,556 3,884,141 — 29,038,697
Retail REITs .......................................... 20,950,864 3,014,099 — 23,964,963
Semiconductors & Semiconductor Equipment .................... 89,731,380 55,753,628 — 145,485,008
Software ............................................. 145,035,886 1,196,569 — 146,232,455
Specialized REITs ...................................... 71,827,989 5,642,341 — 77,470,330
Specialty Retail ........................................ 27,168,413 7,733,721 — 34,902,134
Technology Hardware, Storage & Peripherals .................... 33,500,195 18,527,527 — 52,027,722
Textiles, Apparel & Luxury Goods ............................ 1,918,364 6,295,300 — 8,213,664
Tobacco ............................................. — 7,644,600 — 7,644,600
Trading Companies & Distributors ............................ 4,596,664 25,966,455 — 30,563,119
Transportation Infrastructure ............................... 5,557,322 54,687,356 — 60,244,678
Water Utilities ......................................... 3,003,103 7,016,741 — 10,019,844
Wireless Telecommunication Services ......................... — — 3 3
Corporate Bonds
Aerospace & Defense .................................... — 39,382,045 — 39,382,045
Air Freight & Logistics .................................... — 1,009,924 — 1,009,924
Automobile Components .................................. — 25,368,303 — 25,368,303
Automobiles .......................................... — 10,267,794 — 10,267,794
Banks ............................................... — 335,090,131 — 335,090,131
Beverages ........................................... — 925,147 — 925,147
Biotechnology ......................................... — 5,958,100 — 5,958,100
Broadline Retail ........................................ — 6,922,754 — 6,922,754
Building Products ....................................... — 18,448,492 — 18,448,492
Capital Markets ........................................ — 132,536,195 — 132,536,195
Chemicals ............................................ — 41,904,527 — 41,904,527
Commercial Services & Supplies ............................. — 40,928,933 — 40,928,933
Communications Equipment ................................ — 7,707,637 — 7,707,637
Construction & Engineering ................................ — 8,882,517 — 8,882,517
Construction Materials .................................... — 1,491,962 — 1,491,962
Consumer Finance ...................................... — 42,515,842 — 42,515,842
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
94
Level 1 Level 2 Level 3 Total
Consumer Staples Distribution & Retail ........................ $ — $ 17,546,314 $ — $ 17,546,314
Containers & Packaging .................................. — 35,254,246 — 35,254,246
Distributors ........................................... — 1,053,927 — 1,053,927
Diversified Consumer Services .............................. — 11,820,159 — 11,820,159
Diversified REITs ....................................... — 13,403,102 — 13,403,102
Diversified Telecommunication Services ........................ — 67,912,900 — 67,912,900
Electric Utilities ........................................ — 75,898,829 — 75,898,829
Electrical Equipment ..................................... — 2,333,998 — 2,333,998
Electronic Equipment, Instruments & Components ................. — 5,787,738 — 5,787,738
Energy Equipment & Services .............................. — 10,910,824 — 10,910,824
Entertainment ......................................... — 6,118,000 — 6,118,000
Financial Services ...................................... — 59,241,185 10,123,334 69,364,519
Food Products ......................................... — 12,937,638 — 12,937,638
Gas Utilities ........................................... — 1,582,816 — 1,582,816
Ground Transportation ................................... — 32,764,401 — 32,764,401
Health Care Equipment & Supplies ........................... — 21,481,542 — 21,481,542
Health Care Providers & Services ............................ — 54,707,888 — 54,707,888
Health Care REITs ...................................... — 12,167,946 — 12,167,946
Health Care Technology .................................. — 1,427,469 — 1,427,469
Hotel & Resort REITs .................................... — 6,565,856 — 6,565,856
Hotels, Restaurants & Leisure .............................. — 58,849,965 — 58,849,965
Household Durables ..................................... — 7,625,747 — 7,625,747
Household Products ..................................... — 188,352 — 188,352
Independent Power and Renewable Electricity Producers ............ — 9,520,332 — 9,520,332
Industrial Conglomerates .................................. — 12,549,636 — 12,549,636
Industrial REITs ........................................ — 1,117,981 — 1,117,981
Insurance ............................................ — 71,364,480 — 71,364,480
Interactive Media & Services ............................... — 1,730,048 — 1,730,048
IT Services ........................................... — 19,681,993 — 19,681,993
Life Sciences Tools & Services .............................. — 731,618 — 731,618
Machinery ............................................ — 19,175,816 — 19,175,816
Marine Transportation .................................... — 1,914,466 — 1,914,466
Media ............................................... — 68,494,120 — 68,494,120
Metals & Mining ........................................ — 35,759,169 — 35,759,169
Mortgage Real Estate Investment Trusts (REITs) .................. — 1,945,596 — 1,945,596
Multi-Utilities .......................................... — 12,245,169 — 12,245,169
Oil, Gas & Consumable Fuels ............................... — 108,618,960 — 108,618,960
Paper & Forest Products .................................. — 8,461,634 — 8,461,634
Passenger Airlines ...................................... — 9,365,718 — 9,365,718
Personal Care Products .................................. — 2,975,148 — 2,975,148
Pharmaceuticals ....................................... — 47,728,149 — 47,728,149
Professional Services .................................... — 4,720,200 — 4,720,200
Real Estate Management & Development ....................... — 24,024,562 — 24,024,562
Residential REITs ....................................... — 4,711,261 — 4,711,261
Retail REITs .......................................... — 4,038,940 — 4,038,940
Semiconductors & Semiconductor Equipment .................... — 23,033,757 720,675 23,754,432
Software ............................................. — 67,564,632 — 67,564,632
Specialized REITs ...................................... — 15,777,710 — 15,777,710
Specialty Retail ........................................ — 19,657,147 — 19,657,147
Technology Hardware, Storage & Peripherals .................... — 5,514,395 — 5,514,395
Textiles, Apparel & Luxury Goods ............................ — 7,323,837 — 7,323,837
Tobacco ............................................. — 11,683,168 — 11,683,168
Trading Companies & Distributors ............................ — 15,027,247 — 15,027,247
Water Utilities ......................................... — 33,155 — 33,155
Wireless Telecommunication Services ......................... — 23,736,430 — 23,736,430
Equity-Linked Notes ...................................... — 1,479,703,220 — 1,479,703,220
Fixed Rate Loan Interests
Financial Services ...................................... — 16,603,507 13,271,352 29,874,859
Health Care Technology .................................. — 1,742,657 — 1,742,657
IT Services ........................................... — 257,493 — 257,493
Software ............................................. — 2,546,960 — 2,546,960
Floating Rate Loan Interests
Aerospace & Defense .................................... — 33,021,155 926,943 33,948,098
Automobile Components .................................. — 14,349,192 1,012,254 15,361,446
Automobiles .......................................... — — 1,787,260 1,787,260
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
95
Level 1 Level 2 Level 3 Total
Beverages ........................................... $ — $ 5,767,918 $ — $ 5,767,918
Biotechnology ......................................... — 3,739,662 — 3,739,662
Broadline Retail ........................................ — 6,018,661 612,544 6,631,205
Building Products ....................................... — 12,682,143 — 12,682,143
Capital Markets ........................................ — 27,069,450 5,190,821 32,260,271
Chemicals ............................................ — 28,939,164 3,635,098 32,574,262
Commercial Services & Supplies ............................. — 50,236,947 1,480,252 51,717,199
Communications Equipment ................................ — 2,846,362 — 2,846,362
Construction & Engineering ................................ — 8,248,824 — 8,248,824
Construction Materials .................................... — 17,759,825 — 17,759,825
Consumer Staples Distribution & Retail ........................ — 2,609,420 — 2,609,420
Containers & Packaging .................................. — 15,083,612 — 15,083,612
Distributors ........................................... — 971,295 — 971,295
Diversified Consumer Services .............................. — 13,029,583 — 13,029,583
Diversified REITs ....................................... — 1,798,633 — 1,798,633
Diversified Telecommunication Services ........................ — 22,058,649 416,608 22,475,257
Electric Utilities ........................................ — 4,005,294 — 4,005,294
Electrical Equipment ..................................... — 197,554 — 197,554
Electronic Equipment, Instruments & Components ................. — 2,836,204 2,489,378 5,325,582
Energy Equipment & Services .............................. — 641,069 — 641,069
Entertainment ......................................... — 29,068,849 — 29,068,849
Financial Services ...................................... — 52,545,022 38,932,887 91,477,909
Food Products ......................................... — 11,358,578 — 11,358,578
Gas Utilities ........................................... — 1,368,570 — 1,368,570
Ground Transportation ................................... — 9,176,300 — 9,176,300
Health Care Equipment & Supplies ........................... — 4,879,922 — 4,879,922
Health Care Providers & Services ............................ — 34,211,291 12,891 34,224,182
Health Care Technology .................................. — 19,892,719 — 19,892,719
Hotels, Restaurants & Leisure .............................. — 62,423,191 8,468,781 70,891,972
Household Durables ..................................... — 8,813,210 — 8,813,210
Independent Power and Renewable Electricity Producers ............ — 6,048,123 — 6,048,123
Industrial Conglomerates .................................. — 8,692,922 — 8,692,922
Insurance ............................................ — 54,363,705 — 54,363,705
Interactive Media & Services ............................... — 2,174,972 — 2,174,972
IT Services ........................................... — 50,449,372 2,420,837 52,870,209
Leisure Products ....................................... — 402,635 — 402,635
Life Sciences Tools & Services .............................. — 2,594,846 — 2,594,846
Machinery ............................................ — 42,821,891 689,699 43,511,590
Media ............................................... — 17,596,195 602,468 18,198,663
Multi-Utilities .......................................... — 5,301,596 — 5,301,596
Oil, Gas & Consumable Fuels ............................... — 9,316,747 — 9,316,747
Passenger Airlines ...................................... — 12,490,105 — 12,490,105
Pharmaceuticals ....................................... — 11,461,100 — 11,461,100
Professional Services .................................... — 34,535,583 3,499,135 38,034,718
Real Estate Management & Development ....................... — 483,135 — 483,135
Semiconductors & Semiconductor Equipment .................... — 5,340,372 — 5,340,372
Software ............................................. — 99,932,916 1,705,513 101,638,429
Specialty Retail ........................................ — 8,742,885 — 8,742,885
Trading Companies & Distributors ............................ — 11,181,714 861,794 12,043,508
Transportation Infrastructure ............................... — 9,820,885 1,231,200 11,052,085
Wireless Telecommunication Services ......................... — 4,108,021 — 4,108,021
Foreign Agency Obligations ................................. — 28,355,591 — 28,355,591
Foreign Government Obligations .............................. — 59,815,903 — 59,815,903
Investment Companies .................................... 768,132,421 — — 768,132,421
Non-Agency Mortgage-Backed Securities ........................ — 836,915,894 8,714,372 845,630,266
Preferred Securities
Banks ............................................... — 323,892 — 323,892
Chemicals ............................................ — 308,448 — 308,448
Electric Utilities ........................................ — 5,017,055 — 5,017,055
Household Products ..................................... — 7,218,924 — 7,218,924
Independent Power and Renewable Electricity Producers ............ — 926,010 — 926,010
IT Services ........................................... — — 109,412 109,412
Machinery ............................................ — 702,230 — 702,230
Oil, Gas & Consumable Fuels ............................... — 386,720 — 386,720
U.S. Government Sponsored Agency Securities .................... — 4,270,582 — 4,270,582
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
96
Level 1 Level 2 Level 3 Total
Warrants .............................................. $ — $ — $ — $ —
Short-Term Securities
Money Market Funds ...................................... 687,746,915 — — 687,746,915
Unfunded Floating Rate Loan Interests
(a)
........................... — 4,103 99,850 103,953
Liabilities
Investment Sold Short
Common Stocks ......................................... (3,506,182) — — (3,506,182)
Unfunded Floating Rate Loan Interests
(a)
........................... — (1,807) — (1,807)
$ 3,406,459,606 $ 7,198,956,706 $ 111,762,700 $ 10,717,179,012
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 547,086 $ — $ 547,086
Equity contracts ........................................... 1,479,109 — — 1,479,109
Foreign currency exchange contracts ............................ 619,973 1,523,743 — 2,143,716
Interest rate contracts ....................................... 27,801,836 671,967 — 28,473,803
Liabilities
Credit contracts ........................................... — (204,765) — (204,765)
Foreign currency exchange contracts ............................ — (9,136,600) — (9,136,600)
Interest rate contracts ....................................... (4,076,678) — — (4,076,678)
$ 25,824,240 $ (6,598,569) $ — $ 19,225,671
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2024 ............................ $ 1,492,900 $ 7,730,363 $ 13,144,708 $ 104,805,816 $ 8,573,352 $ — $ (2,320) $ 135,744,819
Transfers into Level 3 ...................................... — — — — — — — —
Transfers out of Level 3 ..................................... — — — (3,797,923) — — — (3,797,923)
Accrued discounts/premiums .................................. — 49,423 92 270 (19,339) — — 30,446
Net realized gain (loss) ..................................... 203,971 (127,183) — (2,841) — 163 — 74,110
Net change in unrealized appreciation (depreciation)
(a)
................. (70,149) 1,025,723 126,552 28,770,906 160,359 28,156 102,170 30,143,717
Purchases .............................................. 1,454,361 5,331,603 13,196,811 85,738,402 — 81,256 — 105,802,433
Sales ................................................. (333,741) (3,165,920) (13,196,811) (139,538,267) — (163) — (156,234,902)
Closing balance, as of June 30, 2025 ............................
$ 2,747,342 $ 10,844,009 $ 13,271,352 $ 75,976,363 $ 8,714,372 $ 109,412 $ 99,850 $ 111,762,700
Net change in unrealized appreciation (depreciation) on investments still held at
June 30, 2025
(a)
........................................
$ (70,149) $ 1,025,723 $ 74,541 $ (3,366,282) $ 160,359 $ 28,156 $ 102,170 $ (2,045,482)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Multi-Asset Income Portfolio
Schedule of Investments
97
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NYRS New York Registered Shares
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

Statement of Assets and Liabilities
(unaudited)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
98
See notes to financial statements.
BlackRock
Multi-Asset
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 9,264,703,712
Investments, at value — affiliated
(c)
.......................................................................................... 1,455,879,336
Cash ............................................................................................................. 6,537,319
Cash pledged:
Collateral — OTC derivatives ............................................................................................ 860,000
Futures contracts .................................................................................................... 59,834,000
Centrally cleared swaps ................................................................................................ 6,606,000
Foreign currency, at value
(d)
............................................................................................... 32,892,207
Receivables: –
Investment s sold .................................................................................................... 13,729,500
Securities lending income — affiliated ...................................................................................... 73,612
Swaps   .......................................................................................................... 45
Capital shares sold ................................................................................................... 11,448,022
Tax reclaims ....................................................................................................... 586,370
Dividends — unaffiliated ............................................................................................... 6,209,811
Dividends — affiliated ................................................................................................. 1,687,975
Interest — unaffiliated ................................................................................................. 57,469,093
From the Manager ................................................................................................... 129,459
Variation margin on futures contracts ....................................................................................... 4,714,416
Swap premiums paid ................................................................................................... 862,039
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 1,523,743
OTC swaps ........................................................................................................ 1,194,861
Unfunded floating rate loan interests ....................................................................................... 103,953
Prepaid e xpenses ..................................................................................................... 75,861
Other assets ......................................................................................................... 193,255
Total a ssets .........................................................................................................
10,927,314,589
LIABILITIES
Investments sold short, at value
(e)
........................................................................................... 3,506,182
Due to broker ........................................................................................................ 6,348,811
Cash received:
Collateral — OTC derivatives ............................................................................................ 990,000
Collateral on securities loaned ............................................................................................. 216,353,038
Payables: –
Investments purchased ................................................................................................ 156,908,992
Accounting services fees ............................................................................................... 157,415
Administration fees ................................................................................................... 292,244
Capital shares redeemed ............................................................................................... 26,277,868
Custodian fees ...................................................................................................... 253,707
Deferred foreign capital gain tax .......................................................................................... 797,184
Income dividend distributions ............................................................................................ 6,306,195
Interest expense .................................................................................................... 7,548
Investment advisory fees ............................................................................................... 3,794,867
Trustees' and Officer's fees ............................................................................................. 2,851
Other affiliate fees ................................................................................................... 1,270
Professional fees .................................................................................................... 471,185
Registration fees .................................................................................................... 757,432
Service and distribution fees ............................................................................................. 999,631
Transfer agent fees .................................................................................................. 2,300,137
Other accrued expenses ............................................................................................... 54,425
Variation margin on centrally cleared swaps .................................................................................. 11,807
Swap premiums received ................................................................................................ 2,162,628
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 9,136,600
OTC swaps ........................................................................................................ 92,048
Unfunded floating rate loan interests ....................................................................................... 1,807
Total li abilities ........................................................................................................
437,985,872
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 10,489,328,717

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
99
Statement of Assets and Liabilities
BlackRock
Multi-Asset
Income Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 12,062,885,972
Accumulated loss ..................................................................................................... (1,573,557,255)
NET ASSETS ........................................................................................................
$ 10,489,328,717
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 8,795,119,203
(b)
  Securities loaned, at value ...................................................................................... $ 212,398,641
(c)
  Investments, at cost — affiliated ................................................................................... $ 1,424,224,885
(d)
  Foreign currency, at cost ....................................................................................... $ 32,772,190
(e)
  Proceeds received from short sales ................................................................................ $ 3,398,650
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
100
See notes to financial statements.
BlackRock Multi-
Asset Income
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 5,887,003,901
Shares outstanding ...................................................................................................
563,967,004
Net asset value .....................................................................................................
$ 10.44
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 3,591,169,270
Shares outstanding ...................................................................................................
344,436,052
Net asset value .....................................................................................................
$ 10.43
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 334,025,366
Shares outstanding ...................................................................................................
32,076,262
Net asset value .....................................................................................................
$ 10.41
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 677,130,180
Shares outstanding ...................................................................................................
64,902,013
Net asset value .....................................................................................................
$ 10.43
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Want to know more?
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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds II
BlackRock Managed Income Fund

Table of Contents
Page
2

Derivative Financial Instruments
3
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Managed Income Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
AGL Core CLO 36 Ltd., Series 2024-36A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.85%, 01/23/38
(b)
............ USD 2,000 $ 2,000,520
AIMCO CLO, Series 2015-AA, Class CR3, (3-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
6.08%, 10/17/34
(b)
.................. 1,000 1,000,000
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.70%, 12/17/29
(b)
.................. 770 769,364
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.63%, 10/25/37
(b)
........... 1,500 1,505,089
Bayview Financial Revolving Asset Trust, Series
2005-A, Class A1, (1-mo. CME Term SOFR at
1.00% Floor + 1.11%), 5.44%, 02/28/40
(b)
.. 457 410,533
BDS LLC, Series 2025-FL14, Class A, (1-mo.
CME Term SOFR at 1.28% Floor + 1.28%),
5.60%, 10/21/42
(b)
.................. 1,000 995,572
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 5.63%,
01/20/31
(b)
....................... 113 112,909
Benefit Street Partners CLO XII-B Ltd., Series
2017-12BRA, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.96%,
10/15/37
(b)
....................... 1,350 1,351,814
Birch Grove CLO 9 Ltd., Series 2024-9A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.97%, 10/22/37
(b)
............ 1,000 998,904
Boyce Park CLO Ltd., Series 2022-1A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.37%, 04/21/35
(b)
............ 1,000 1,000,736
Buckhorn Park CLO Ltd., Series 2019-1A, Class
B1RR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.87%, 07/18/34
(b)
....... 1,000 1,000,593
Canyon CLO Ltd., Series 2021-4A, Class B,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.22%, 10/15/34
(b)
............ 450 450,771
CBAM Ltd., Series 2020-13A, Class A, (3-mo.
CME Term SOFR at 1.43% Floor + 1.69%),
5.96%, 01/20/34
(b)
.................. 1,000 1,002,580
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class BR, (3-mo. CME Term SOFR at 1.91%
Floor + 1.91%), 6.18%, 10/20/34
(b)
....... 2,000 2,003,923
CIFC Funding 2021-I Ltd., Series 2021-1A, Class
CR, (3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.38%, 07/25/37
(b)
............ 1,000 1,004,641
CIFC Funding 2022-IV Ltd., Series 2022-4A,
Class B, (3-mo. CME Term SOFR at 2.00%
Floor + 2.00%), 6.26%, 07/16/35
(b)
....... 1,000 1,003,931
CIFC Funding Ltd.
(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.64%, 10/24/37 ................. 1,000 1,003,999
Series 2019-4A, Class A2R, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.17%,
10/15/34 ...................... 1,000 1,002,012
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
5.66%, 01/15/35 ................. 2,000 2,004,880
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
6.27%, 01/15/35 ................. 1,500 1,506,061
Series 2020-4A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.56%,
01/15/40 ...................... 1,000 1,003,115
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.79%,
04/22/37 ...................... USD 1,000 $ 1,004,008
Diameter Capital CLO 3 Ltd.
(b)
Series 2022-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.59%,
01/15/38 ...................... 2,500 2,508,273
Series 2022-3A, Class A2R, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.96%,
01/15/38 ...................... 2,500 2,503,859
Eaton Vance CLO Ltd., Series 2013-1A, Class
B3R, (3-mo. CME Term SOFR at 2.15% Floor
+ 2.41%), 6.67%, 01/15/34
(b)
........... 1,000 1,003,024
Elmwood CLO II Ltd., Series 2019-2A, Class
CRR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.00%), 6.27%, 10/20/37
(b)
........... 700 702,851
First Franklin Mortgage Loan Trust, Series 2005-
FF10, Class A6M, (1-mo. CME Term SOFR at
0.70% Floor + 0.81%), 5.13%, 11/25/35 .... 496 464,396
FS Rialto Issuer LLC, Series 2025-FL10, Class
A, (1-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.70%, 08/19/42
(b)
............ 1,155 1,152,465
Generate CLO 16 Ltd., Series 2024-16A, Class
A1, (3-mo. CME Term SOFR at 1.54% Floor +
1.54%), 5.81%, 07/20/37
(b)
............ 1,000 1,003,553
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR3, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.87%,
04/20/34
(b)
....................... 2,500 2,495,584
Golub Capital Partners CLO 77 B Ltd., Series
2024-77A, Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.60%), 5.90%, 01/25/38
(b)
. 2,000 2,001,580
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 6.12%, 04/15/34
(b)
....... 300 300,301
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 5.75%, 04/20/34
(b)
............ 500 500,650
Invesco CLO Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 5.64%, 07/15/34
(b)
............ 1,000 1,001,464
Madison Park Funding LXIII Ltd., Series 2023-
63A, Class A1R, (3-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.72%, 07/21/38
(b)
.. 1,500 1,506,069
Madison Park Funding XXXIII Ltd.
(b)
Series 2019-33A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.06%,
10/15/32 ...................... 1,000 1,002,061
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.46%, 10/15/32 ................. 1,000 1,002,276
New Mountain CLO 2 Ltd., Series CLO-2A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.62%, 01/15/38
(b)
........... 1,000 1,002,993
OCP CLO Ltd., Series 2025-40A, Class A, (3-mo.
CME Term SOFR at 1.14% Floor + 1.14%),
5.46%, 04/16/38
(b)
.................. 1,000 998,504
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR2, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 5.56%, 01/22/38
(b)
....... 2,000 2,004,981
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class AR2, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.60%, 10/20/37
(b)
....... 1,500 1,504,956
OHA Loan Funding Ltd., Series 2013-1A, Class
B1R3, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.18%, 04/23/37
(b)
....... 1,000 1,003,381

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
Palmer Square CLO Ltd.
(b)
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.43%), 5.69%,
10/15/34 ...................... USD 2,000 $ 2,000,000
Series 2021-4A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 0.00%,
07/15/38
(c)
..................... 3,450 3,450,000
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.07%,
04/20/35 ...................... 500 501,475
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.32%,
04/20/35 ...................... 500 500,254
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.62%,
07/20/37 ...................... 1,000 1,002,964
PPM CLO 5 Ltd., Series 2021-5A, Class A,
(3-mo. CME Term SOFR at 1.20% Floor +
1.46%), 5.73%, 10/18/34
(b)
............ 1,500 1,502,577
Rad CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 6.59%, 10/30/34
(b)
............ 1,000 1,002,461
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.59%, 01/20/38
(b)
....... 1,000 1,003,369
RR 17 Ltd., Series 2021-17A, Class A2, (3-mo.
CME Term SOFR at 1.65% Floor + 1.91%),
6.17%, 07/15/34
(b)
.................. 500 501,111
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor + 1.15%),
5.47%, 04/15/40
(b)
.................. 1,250 1,249,345
RR15 Ltd., Series 2021-15A, Class A2, (3-mo.
CME Term SOFR at 1.45% Floor + 1.71%),
5.97%, 04/15/36
(b)
.................. 2,000 2,002,744
Silver Point CLO 1 Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.97%, 01/20/38
(b)
............ 2,000 2,002,825
Silver Point CLO 5 Ltd., Series 2024-5A, Class
B, (3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.02%, 10/20/37
(b)
............ 5,000 5,006,266
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 6.23%, 07/20/34
(b)
....... 1,000 1,001,931
Sixth Street CLO XX Ltd.
(b)
Series 2021-20A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 6.18%,
10/20/34 ...................... 750 751,186
Series 2021-20A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 0.00%,
07/17/38
(c)
..................... 750 750,000
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 5.69%, 07/15/34
(b)
............ 1,000 1,001,560
Symphony CLO 40 Ltd., Series 2023-40A, Class
AR, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.55%, 01/05/38
(b)
............ 1,500 1,504,850
Symphony CLO 43 Ltd., Series 2024-43A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.78%, 04/15/37
(b)
............ 1,000 1,003,498
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 5.68%, 10/23/34
(b)
....... 1,000 1,001,170
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
CR, (3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.29%, 01/29/32
(b)
............ 1,000 1,002,202
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
TICP CLO VI Ltd., Series 2016-6A, Class BR2,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 6.02%, 01/15/34
(b)
............ USD 1,000 $ 1,001,093
Trimaran CAVU Ltd.
(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.70%,
07/23/37 ...................... 1,000 1,003,472
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.08%,
07/23/37 ...................... 1,000 1,000,773
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.63%, 07/18/37
(b)
. 1,000 1,003,121
Total Asset-Backed Securities — 10 .4%
(Cost: $ 83,189,706 ) ............................... 83,549,423
Shares
Shares
Common Stocks
Aerospace & Defense — 0.4%
BAE Systems plc ..................... 54,291 1,409,008
GE Aerospace ....................... 5,626 1,448,076
Hensoldt AG ........................ 302 34,690
Singapore Technologies Engineering Ltd. ..... 8,100 49,667
2,941,441
Automobile Components — 0.0%
Bridgestone Corp. .................... 3,000 122,677
Cie Generale des Etablissements Michelin SCA 3,458 128,618
Magna International, Inc. ................ 1,415 54,698
305,993
Automobiles — 0.0%
Honda Motor Co. Ltd. .................. 23,400 225,643
Isuzu Motors Ltd. ..................... 2,900 36,737
Yamaha Motor Co. Ltd. ................. 4,900 36,667
299,047
Banks — 0.8%
Banco Bilbao Vizcaya Argentaria SA ........ 82,912 1,276,701
Banco de Sabadell SA ................. 27,855 88,678
Banco Santander SA .................. 9,607 79,554
Bank of America Corp. ................. 5,969 282,453
Bank of Nova Scotia (The) ............... 6,412 354,561
BNP Paribas SA ..................... 992 88,984
BOC Hong Kong Holdings Ltd. ............ 19,000 82,712
CaixaBank SA ....................... 20,288 175,792
Citigroup, Inc. ....................... 3,518 299,452
Citizens Financial Group, Inc. ............ 21,045 941,764
Commerzbank AG .................... 2,098 66,114
Credit Agricole SA .................... 5,444 102,991
DBS Group Holdings Ltd. ............... 8,900 314,189
DNB Bank ASA ...................... 4,698 129,921
Erste Group Bank AG .................. 435 37,030
HSBC Holdings plc ................... 26,314 318,299
ING Groep NV ....................... 3,646 79,912
Intesa Sanpaolo SpA .................. 15,247 87,829
M&T Bank Corp. ..................... 4,704 912,529
NatWest Group plc .................... 39,167 275,068
Nordea Bank Abp .................... 3,121 46,309
Oversea-Chinese Banking Corp. Ltd. ....... 17,900 229,537
Raiffeisen Bank International AG .......... 648 19,821
UniCredit SpA ....................... 1,513 101,497

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
United Overseas Bank Ltd. .............. 6,800 $ 192,465
6,584,162
Beverages — 0.3%
Coca-Cola Co. (The) .................. 23,993 1,697,505
Diageo plc ......................... 11,431 288,245
1,985,750
Biotechnology — 0.2%
AbbVie, Inc. ........................ 6,481 1,203,003
Broadline Retail — 0.0%
Canadian Tire Corp. Ltd. , Class A .......... 277 37,711
NMG Parent LLC
(d) (e)
................... 265 —
37,711
Building Products — 0.2%
Allegion plc ......................... 7,803 1,124,568
Belimo Holding AG (Registered) ........... 22 22,425
Carrier Global Corp. ................... 289 21,152
Cie de Saint-Gobain SA ................ 478 56,153
Geberit AG (Registered) ................ 59 46,465
Johnson Controls International plc ......... 167 17,639
Kingspan Group plc ................... 307 26,159
Nibe Industrier AB , Class B .............. 5,284 22,561
ROCKWOOL A/S , Class B .............. 388 18,187
Trane Technologies plc ................. 62 27,119
1,382,428
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The) ....... 367 33,437
Charles Schwab Corp. (The) ............. 10,968 1,000,720
Deutsche Bank AG (Registered) ........... 2,255 66,850
Intercontinental Exchange, Inc. ........... 6,325 1,160,448
Moody's Corp. ....................... 1,809 907,376
MSCI, Inc. ......................... 448 258,380
Raymond James Financial, Inc. ........... 210 32,208
State Street Corp. .................... 2,509 266,807
3,726,226
Chemicals — 0.2%
Air Liquide SA ....................... 5,558 1,146,066
Akzo Nobel NV ...................... 338 23,715
Arkema SA ......................... 494 36,479
BASF SE .......................... 1,448 71,617
Croda International plc ................. 679 27,261
Evonik Industries AG .................. 1,031 21,299
Nutrien Ltd. ......................... 2,578 150,222
Sherwin-Williams Co. (The) .............. 447 153,482
Sika AG (Registered) .................. 219 59,586
1,689,727
Commercial Services & Supplies — 0.1%
Bilfinger SE ......................... 323 31,091
Brambles Ltd. ....................... 7,128 110,083
Element Fleet Management Corp. ......... 2,060 51,600
Republic Services, Inc. ................. 3,186 785,700
Securitas AB , Class B .................. 2,588 38,749
SPIE SA ........................... 921 51,788
1,069,011
Communications Equipment — 0.0%
Cisco Systems, Inc. ................... 1,879 130,365
F5, Inc.
(d)
.......................... 38 11,184
Telefonaktiebolaget LM Ericsson , Class B .... 14,242 121,703
263,252
Security
Shares
Shares Value
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA 901 $ 62,626
Bouygues SA ....................... 958 43,325
Eiffage SA ......................... 461 64,777
EMCOR Group, Inc. ................... 26 13,907
Ferrovial SE ........................ 1,770 94,417
MasTec, Inc.
(d)
....................... 73 12,442
Quanta Services, Inc. .................. 74 27,978
Skanska AB , Class B .................. 955 22,246
Vinci SA ........................... 3,232 476,624
818,342
Construction Materials — 0.1%
Amrize Ltd.
(d)
........................ 3,256 162,420
Buzzi SpA .......................... 330 18,302
Heidelberg Materials AG ................ 207 48,748
Holcim AG ......................... 3,256 241,788
Wienerberger AG ..................... 361 13,491
484,749
Consumer Finance — 0.0%
Capital One Financial Corp. .............. 1,423 302,757
Consumer Staples Distribution & Retail — 0.3%
Coles Group Ltd. ..................... 6,875 94,271
Costco Wholesale Corp. ................ 332 328,660
Koninklijke Ahold Delhaize NV ............ 4,841 202,191
Tesco plc .......................... 35,185 193,993
Walmart, Inc. ........................ 18,879 1,845,989
2,665,104
Containers & Packaging — 0.1%
Amcor plc .......................... 24,308 223,391
Avery Dennison Corp. .................. 969 170,030
393,421
Distributors — 0.0%
Genuine Parts Co. .................... 201 24,383
LKQ Corp. ......................... 4,234 156,701
181,084
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc. ....... 5,550 177,101
LondonMetric Property plc ............... 97,989 273,624
Merlin Properties Socimi SA ............. 14,233 187,644
638,369
Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA
(b) (f)
................. 2,066 80,446
Deutsche Telekom AG (Registered) ........ 737 26,977
Elisa OYJ .......................... 749 41,631
Koninklijke KPN NV ................... 261,262 1,274,486
Telstra Group Ltd. .................... 20,976 66,885
TELUS Corp. ....................... 69,638 1,118,401
2,608,826
Electric Utilities — 0.1%
Acciona SA ......................... 203 36,614
Constellation Energy Corp. .............. 118 38,086
Duke Energy Corp. ................... 268 31,624
Elia Group SA/NV .................... 279 32,223
Emera, Inc. ......................... 1,549 70,958
Endesa SA ......................... 1,640 51,947
Entergy Corp. ....................... 226 18,785
Evergy, Inc. ......................... 182 12,545
FirstEnergy Corp. .................... 1,511 60,833
Origin Energy Ltd. .................... 8,777 62,386
PG&E Corp. ........................ 832 11,598
Pinnacle West Capital Corp. ............. 110 9,842

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
PPL Corp. ......................... 440 $ 14,911
Southern Co. (The) ................... 367 33,702
Xcel Energy, Inc. ..................... 282 19,204
505,258
Electrical Equipment — 0.2%
Eaton Corp. plc ...................... 86 30,701
Emerson Electric Co. .................. 208 27,733
GE Vernova, Inc. ..................... 78 41,274
Generac Holdings, Inc.
(d)
................ 52 7,447
Hubbell, Inc. ........................ 2,923 1,193,782
Legrand SA ........................ 182 24,393
Nexans SA ......................... 146 19,105
NKT A/S
(d)
.......................... 228 18,499
nVent Electric plc ..................... 115 8,424
Prysmian SpA ....................... 564 39,931
Siemens Energy AG
(d)
.................. 718 83,920
Vertiv Holdings Co. , Class A ............. 181 23,242
1,518,451
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. , Class A ............... 2,966 292,893
Jabil, Inc. .......................... 1,464 319,298
Murata Manufacturing Co. Ltd. ............ 8,600 127,114
Omron Corp. ........................ 1,000 26,956
Yokogawa Electric Corp. ................ 1,200 32,057
798,318
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A .............. 20,965 803,798
Halliburton Co. ...................... 1,802 36,725
Schlumberger NV .................... 4,327 146,252
986,775
Financial Services — 0.1%
Aimbridge Topco LLC
(d) (e)
................ 2,800 165,174
Jack Henry & Associates, Inc. ............ 1,345 242,329
Mastercard, Inc. , Class A ................ 1,026 576,550
984,053
Food Products — 0.1%
Associated British Foods plc ............. 1,673 47,269
H-Food Holdings LLC
(d)
................. 737 14,077
JDE Peet's NV ...................... 900 25,708
Nestle SA (Registered) ................. 2,951 293,407
Orkla ASA .......................... 3,672 39,994
420,455
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 97 14,949
Ground Transportation — 0.1%
SIRVA, Inc.
(d)
........................ 58 58
Union Pacific Corp. ................... 3,492 803,439
803,497
Health Care Equipment & Supplies — 0.0%
Coloplast A/S , Class B ................. 662 63,024
Koninklijke Philips NV .................. 4,187 100,540
ResMed, Inc. ....................... 664 171,312
334,876
Health Care Providers & Services — 0.3%
Brookdale Senior Living, Inc.
(d)
............ 10,871 75,662
Cardinal Health, Inc. ................... 1,613 270,984
Cencora, Inc. ....................... 494 148,126
McKesson Corp. ..................... 218 159,746
Sonic Healthcare Ltd. .................. 2,402 42,398
UnitedHealth Group, Inc. ................ 4,436 1,383,899
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Universal Health Services, Inc. , Class B ..... 1,217 $ 220,460
2,301,275
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. ........ 3,873 281,296
American Healthcare REIT, Inc. ........... 7,502 275,623
CareTrust REIT, Inc. ................... 7,473 228,674
Welltower, Inc. ....................... 1,315 202,155
987,748
Hotel & Resort REITs — 0.0%
Invincible Investment Corp. .............. 103 44,355
Japan Hotel REIT Investment Corp. ........ 134 70,816
115,171
Hotels, Restaurants & Leisure — 0.1%
Domino's Pizza, Inc. ................... 497 223,948
Evolution AB
(b) (f)
...................... 845 67,112
FDJ United
(b) (f)
....................... 548 21,504
Restaurant Brands International, Inc. ........ 1,620 107,461
Whitbread plc ....................... 930 36,090
456,115
Household Durables — 0.1%
Garmin Ltd. ......................... 232 48,423
Sekisui House Ltd. .................... 3,200 70,430
Taylor Wimpey plc .................... 512,370 835,529
954,382
Household Products — 0.2%
Colgate-Palmolive Co. ................. 15,727 1,429,584
Reckitt Benckiser Group plc .............. 3,576 243,622
1,673,206
Industrial Conglomerates — 0.0%
DCC plc ........................... 493 31,996
Sekisui Chemical Co. Ltd. ............... 1,900 34,411
Siemens AG (Registered) ............... 415 106,596
Swire Pacific Ltd. , Class A ............... 2,000 17,144
190,147
Industrial REITs — 0.2%
Americold Realty Trust, Inc. .............. 9,804 163,041
EastGroup Properties, Inc. .............. 1,520 254,022
Goodman Group ..................... 10,639 239,852
Mitsui Fudosan Logistics Park, Inc. ......... 127 92,199
Prologis, Inc. ........................ 1,648 173,238
STAG Industrial, Inc. .................. 4,925 178,679
Tritax Big Box REIT plc ................. 67,622 137,689
Warehouses De Pauw CVA .............. 5,491 134,514
1,373,234
Insurance — 0.5%
Admiral Group plc .................... 1,315 59,052
Allianz SE (Registered) ................. 785 318,579
ASR Nederland NV ................... 855 56,811
Assurant, Inc. ....................... 5,212 1,029,318
AXA SA ........................... 6,917 339,660
Brown & Brown, Inc. ................... 1,042 115,527
Globe Life, Inc. ...................... 1,994 247,834
Hartford Insurance Group, Inc. (The) ........ 1,948 247,143
Poste Italiane SpA
(b) (f)
.................. 2,309 49,611
Power Corp. of Canada ................ 2,881 112,532
Tryg A/S ........................... 1,859 48,057
Zurich Insurance Group AG .............. 1,575 1,102,064
3,726,188

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services — 0.5%
Alphabet, Inc. , Class A ................. 9,559 $ 1,684,582
Meta Platforms, Inc. , Class A ............. 3,397 2,507,292
4,191,874
IT Services — 0.2%
Accenture plc , Class A ................. 4,608 1,377,285
Cognizant Technology Solutions Corp. , Class A . 2,842 221,761
NEXTDC Ltd.
(d)
...................... 13,328 127,221
Otsuka Corp. ....................... 1,200 24,446
SCSK Corp. ........................ 800 24,102
Travelport Technology Ltd.
(d) (e)
............ 30 80,610
1,855,425
Machinery — 0.5%
Aalberts NV ........................ 378 13,729
Alstom SA
(d)
........................ 2,307 53,848
Atlas Copco AB , Class A ................ 3,810 61,592
Caterpillar, Inc. ...................... 87 33,774
Cummins, Inc. ....................... 34 11,135
GEA Group AG ...................... 713 49,981
Georg Fischer AG (Registered) ........... 466 38,140
IMI plc ............................ 1,478 42,530
Indutrade AB ........................ 798 21,789
Interpump Group SpA .................. 728 30,294
KION Group AG ...................... 772 43,122
Knorr-Bremse AG .................... 473 45,880
Komatsu Ltd. ....................... 4,700 155,070
Kone OYJ , Class B ................... 1,789 117,861
Konecranes OYJ ..................... 459 36,473
Kubota Corp. ....................... 5,100 57,512
Nordson Corp. ....................... 399 85,534
Otis Worldwide Corp. .................. 13,370 1,323,897
Palfinger AG ........................ 170 7,179
Parker-Hannifin Corp. .................. 1,750 1,222,322
SKF AB , Class B ..................... 1,814 41,668
SMC Corp. ......................... 2,200 788,397
Vossloh AG ......................... 204 20,349
4,302,076
Media — 0.0%
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 9,686 )
(d) (e) (g)
............ 771 68,619
Omnicom Group, Inc. .................. 2,946 211,935
280,554
Metals & Mining — 0.0%
ArcelorMittal SA ...................... 1,106 35,120
Aurubis AG ......................... 163 16,975
Freeport-McMoRan, Inc. ................ 244 10,578
JFE Holdings, Inc. .................... 3,000 34,898
Southern Copper Corp. ................. 119 12,039
109,610
Multi-Utilities — 0.3%
CenterPoint Energy, Inc. ................ 399 14,659
CMS Energy Corp. .................... 24,536 1,699,854
Dominion Energy, Inc. .................. 398 22,495
E.ON SE .......................... 3,810 70,202
Public Service Enterprise Group, Inc. ....... 243 20,456
Sempra ........................... 204 15,457
Veolia Environnement SA ............... 3,587 128,063
WEC Energy Group, Inc. ................ 168 17,505
1,988,691
Office REITs — 0.1%
BXP, Inc. .......................... 3,505 236,483
Kilroy Realty Corp. .................... 6,216 213,271
Security
Shares
Shares Value
Office REITs (continued)
Orix JREIT, Inc. ...................... 48 $ 62,618
512,372
Oil, Gas & Consumable Fuels — 0.3%
Antero Resources Corp.
(d)
............... 248 9,989
Coterra Energy, Inc. ................... 511 12,969
Eni SpA ........................... 11,075 178,907
EQT Corp. ......................... 303 17,671
Expand Energy Corp. .................. 137 16,021
Exxon Mobil Corp. .................... 2,044 220,343
Kinder Morgan, Inc. ................... 1,188 34,927
Pembina Pipeline Corp. ................ 3,016 113,243
Range Resources Corp. ................ 222 9,029
Shell plc ........................... 24,309 853,720
South Bow Corp. ..................... 341 8,835
TC Energy Corp. ..................... 471 22,980
TotalEnergies SE ..................... 4,654 284,465
Williams Cos., Inc. (The) ................ 9,480 595,439
2,378,538
Passenger Airlines — 0.0%
Qantas Airways Ltd. ................... 3,932 27,778
Singapore Airlines Ltd. ................. 8,200 44,975
72,753
Personal Care Products — 0.0%
Unilever plc ......................... 4,996 304,887
Pharmaceuticals — 0.7%
AstraZeneca plc ..................... 14,763 2,054,554
Kyowa Kirin Co. Ltd. ................... 1,300 22,252
Novo Nordisk A/S , Class B .............. 24,188 1,676,085
Orion OYJ , Class B ................... 561 42,206
Recordati Industria Chimica e Farmaceutica SpA 573 36,016
Roche Holding AG .................... 1,075 354,427
Sanofi SA .......................... 12,233 1,184,322
5,369,862
Professional Services — 0.3%
Intertek Group plc .................... 825 53,739
Leidos Holdings, Inc. .................. 1,355 213,765
Paychex, Inc. ....................... 1,619 235,500
RELX plc .......................... 28,020 1,514,164
Teleperformance SE ................... 279 27,099
2,044,267
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. ................. 19,500 86,167
Lendlease Corp. Ltd.
(h)
................. 13,957 49,460
Mitsubishi Estate Co. Ltd. ............... 8,100 151,852
Mitsui Fudosan Co. Ltd. ................ 6,400 61,959
Tokyu Fudosan Holdings Corp. ............ 9,100 65,031
VGP NV ........................... 938 94,877
Vonovia SE ......................... 5,053 179,146
Wharf Real Estate Investment Co. Ltd. ...... 43,000 122,059
810,551
Residential REITs — 0.1%
AvalonBay Communities, Inc. ............ 1,101 224,054
Essex Property Trust, Inc. ............... 873 247,408
Invitation Homes, Inc. .................. 459 15,055
Sun Communities, Inc. ................. 2,474 312,936
UNITE Group plc (The) ................. 14,337 167,094
966,547
Retail REITs — 0.1%
Agree Realty Corp. ................... 3,548 259,217
Federal Realty Investment Trust ........... 1,313 124,722

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs (continued)
Link REIT .......................... 24,200 $ 129,627
Regency Centers Corp. ................ 3,156 224,802
Simon Property Group, Inc. .............. 1,820 292,583
1,030,951
Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc. ................. 5,963 1,091,646
BE Semiconductor Industries NV .......... 414 61,915
Broadcom, Inc. ...................... 9,609 2,648,721
Lasertec Corp. ...................... 400 53,624
MediaTek, Inc. ....................... 19,000 814,125
Monolithic Power Systems, Inc. ........... 371 271,342
NVIDIA Corp. ....................... 787 124,338
QUALCOMM, Inc. .................... 452 71,985
Taiwan Semiconductor Manufacturing Co. Ltd. . 67,000 2,450,147
Teradyne, Inc. ....................... 255 22,930
7,610,773
Software — 0.9%
Microsoft Corp. ...................... 9,260 4,606,016
Oracle Corp. ........................ 7,481 1,635,571
Salesforce, Inc. ...................... 4,069 1,109,576
Trend Micro, Inc. ..................... 700 48,416
7,399,579
Specialized REITs — 0.3%
DigiCo Infrastructure REIT
(h)
............. 18,285 40,474
Digital Realty Trust, Inc. ................ 2,751 479,582
EPR Properties ...................... 1,895 110,403
Equinix, Inc. ........................ 733 583,079
Iron Mountain, Inc. .................... 2,316 237,552
Keppel DC REIT ..................... 76,200 139,680
National Storage REIT
(h)
................ 41,281 62,552
Public Storage ....................... 846 248,233
Smartstop Self Storage REIT, Inc. .......... 5,546 200,932
VICI Properties, Inc. ................... 8,296 270,450
2,372,937
Specialty Retail — 0.2%
Home Depot, Inc. (The) ................ 3,512 1,287,640
Industria de Diseno Textil SA ............. 5,669 295,733
Tractor Supply Co. .................... 1,606 84,749
1,668,122
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. ......................... 5,922 1,215,017
FUJIFILM Holdings Corp. ............... 5,900 127,768
Hewlett Packard Enterprise Co. ........... 1,450 29,652
Pure Storage, Inc. , Class A
(d)
............. 178 10,249
Ricoh Co. Ltd. ....................... 2,800 26,425
Seiko Epson Corp. .................... 1,500 19,714
1,428,825
Trading Companies & Distributors — 0.1%
AddTech AB , Class B .................. 713 24,307
Brenntag SE ........................ 666 44,122
ITOCHU Corp. ...................... 6,100 319,427
Mitsubishi Corp. ...................... 16,900 337,694
Rexel SA .......................... 831 25,630
RS GROUP plc ...................... 3,810 30,076
Sumitomo Corp. ..................... 5,600 144,518
Toyota Tsusho Corp. ................... 3,300 74,749
1,000,523
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC
(b) (d) (e)
.............. 1,311 30,258
Security
Shares
Shares Value
Water Utilities — 0.0%
Severn Trent plc ..................... 1,371 $ 51,511
United Utilities Group plc ................ 3,462 54,363
105,874
Total Common Stocks — 11 .9%
(Cost: $ 84,322,324 ) ............................... 95,560,350
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.6%
Boeing Co. (The)
2.20% , 02/04/26 ................... USD 1,004 988,330
2.70% , 02/01/27 ................... 450 437,374
6.26% , 05/01/27 ................... 966 993,835
3.20% , 03/01/29 ................... 644 613,021
5.15% , 05/01/30 ................... 336 342,081
3.63% , 02/01/31 ................... 505 475,773
3.60% , 05/01/34 ................... 321 282,903
3.90% , 05/01/49 ................... 9 6,446
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 18 18,487
L3Harris Technologies, Inc.
4.40% , 06/15/28 ................... 80 80,209
5.35% , 06/01/34 ................... 17 17,377
4.85% , 04/27/35 ................... 118 115,442
Lockheed Martin Corp.
4.75% , 02/15/34 ................... 22 21,871
4.80% , 08/15/34 ................... 55 54,811
3.60% , 03/01/35 ................... 28 25,348
Series B , 6.15% , 09/01/36 ............. 23 25,381
Northrop Grumman Corp., 3.25%, 01/15/28 ... 17 16,608
RTX Corp.
5.75% , 01/15/29 ................... 131 137,204
6.10% , 03/15/34 ................... 238 257,304
Wolverine Escrow LLC, 9.00%, 11/15/26
(b) (e) (i)
.. 92 —
4,909,805
Air Freight & Logistics — 0.0%
FedEx Corp., 2.40%, 05/15/31 ........... 105 92,990
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd.
4.35% , 03/15/29 ................... 198 195,135
4.65% , 09/13/29 ................... 400 398,957
3.25% , 03/01/32 ................... 185 165,579
5.15% , 09/13/34 ................... 200 193,027
952,698
Automobiles — 0.1%
Ford Motor Co., 9.63%, 04/22/30 ......... 22 25,300
General Motors Co., 5.35%, 04/15/28 ...... 245 248,725
Hyundai Capital America
(b)
6.25% , 11/03/25 ................... 162 162,635
4.88% , 06/23/27 ................... 445 447,567
Nissan Motor Acceptance Co. LLC, 1.85%,
09/16/26
(b)
...................... 228 217,434
1,101,661
Banks — 6.1%
AIB Group plc, (1-day SOFR + 1.65%), 5.32%,
05/15/31
(a) (b)
..................... 580 590,174
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................. 720 739,918

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Australia & New Zealand Banking Group Ltd.,
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.82%,
06/18/36
(a) (b)
..................... USD 224 $ 227,515
Bank of America Corp.
(a)
(1-day SOFR + 1.01%), 1.20% , 10/24/26 .. 66 65,312
(1-day SOFR + 1.29%), 5.08% , 01/20/27 .. 550 551,465
Series TT , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.23%),
6.13%
(j)
....................... 322 327,204
(1-day SOFR + 0.96%), 1.73% , 07/22/27 .. 1,016 987,530
(1-day SOFR + 1.05%), 2.55% , 02/04/28 .. 659 640,477
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ...................... 1,056 1,039,790
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ...................... 63 61,582
(3-mo. CME Term SOFR + 1.33%), 3.97% ,
03/05/29 ...................... 1,492 1,475,493
(1-day SOFR + 1.11%), 4.62% , 05/09/29 .. 876 881,559
(1-day SOFR + 1.06%), 2.09% , 06/14/29 .. 312 292,447
(1-day SOFR + 1.57%), 5.82% , 09/15/29 .. 323 336,475
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31 ...................... 933 956,278
Bank of Nova Scotia (The), (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.02%), 8.00%, 01/27/84
(a)
............ 200 212,092
Barclays plc
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.87%), 6.13%
(j)
.... 200 200,076
(1-day SOFR + 2.21%), 5.83% , 05/09/27 .. 400 404,073
(1-day SOFR + 1.49%), 5.67% , 03/12/28 .. 251 255,760
(1-day SOFR + 0.96%), 5.09% , 02/25/29 .. 400 404,971
(USISSO05 + 5.78%), 9.63%
(j)
......... 430 477,604
(USISSO05 + 3.69%), 7.63%
(j)
......... 217 217,932
BNP Paribas SA
(a)(b)
(1-day SOFR + 1.45%), 4.79% , 05/09/29 .. 855 859,366
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.90%), 7.75%
(j)
.... 200 210,355
CaixaBank SA, (1-day SOFR + 1.14%), 4.63%,
07/03/29
(a) (b)
..................... 649 650,616
Citibank NA, 4.58%, 05/29/27 ........... 1,070 1,075,877
Citigroup, Inc.
(a)
(1-day SOFR + 1.14%), 4.64% , 05/07/28 .. 856 858,269
(1-day SOFR + 0.87%), 4.79% , 03/04/29 .. 1,669 1,680,987
(1-day SOFR + 1.36%), 5.17% , 02/13/30 .. 495 505,016
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75%
(j)
....................... 217 218,598
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95%
(j)
....................... 302 308,438
(1-day SOFR + 1.34%), 4.54% , 09/19/30 .. 301 299,636
(1-day SOFR + 1.42%), 2.98% , 11/05/30 .. 61 57,069
(1-day SOFR + 1.15%), 2.67% , 01/29/31 .. 857 785,769
(1-day SOFR + 1.46%), 4.95% , 05/07/31 .. 908 918,348
(1-day SOFR + 2.11%), 2.57% , 06/03/31 .. 147 133,316
(1-day SOFR + 1.17%), 2.56% , 05/01/32 .. 53 46,954
(1-day SOFR + 1.94%), 3.79% , 03/17/33 .. 152 142,086
(1-day SOFR + 2.06%), 5.83% , 02/13/35 .. 351 358,148
(1-day SOFR + 1.83%), 6.02% , 01/24/36 .. 662 679,819
Credit Agricole SA, (1-day SOFR + 1.46%),
5.22%, 05/27/31
(a) (b)
................ 1,263 1,286,552
First Horizon Corp., (1-day SOFR + 1.77%),
5.51%, 03/07/31
(a)
................. 158 160,277
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
...................... 331 332,874
Security
Par (000)
Par (000) Value
Banks (continued)
HSBC Holdings plc
(a)
(1-day SOFR + 1.57%), 5.89% , 08/14/27 .. USD 275 $ 278,923
(1-day SOFR + 1.06%), 5.60% , 05/17/28 .. 200 203,746
(1-day SOFR + 1.29%), 5.13% , 03/03/31 .. 805 815,748
HSBC USA, Inc., 4.65%, 06/03/28 ........ 1,068 1,076,424
Intesa Sanpaolo SpA, 5.71%, 01/15/26
(b)
.... 400 400,886
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.77%), 1.47% , 09/22/27 .. 39 37,627
(1-day SOFR + 1.99%), 4.85% , 07/25/28 .. 71 71,740
(1-day SOFR + 0.86%), 4.51% , 10/22/28 .. 150 150,449
(1-day SOFR + 0.80%), 4.92% , 01/24/29 .. 131 132,759
(1-day SOFR + 1.02%), 2.07% , 06/01/29 .. 76 71,282
(3-mo. CME Term SOFR + 1.52%), 4.20% ,
07/23/29 ...................... 1,534 1,527,520
(1-day SOFR + 1.57%), 6.09% , 10/23/29 .. 1,230 1,292,800
(1-day SOFR + 1.31%), 5.01% , 01/23/30 .. 489 498,025
(1-day SOFR + 1.16%), 5.58% , 04/22/30 .. 27 28,036
(1-day SOFR + 1.13%), 5.00% , 07/22/30 .. 1,455 1,481,572
(1-day SOFR + 2.04%), 2.52% , 04/22/31 .. 1,036 947,210
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 335 340,903
(1-day SOFR + 1.68%), 5.57% , 04/22/36 .. 225 233,177
KeyBank NA
5.85% , 11/15/27 ................... 543 560,610
3.90% , 04/13/29 ................... 250 241,472
4.90% , 08/08/32 ................... 250 241,242
KeyCorp
2.55% , 10/01/29 ................... 946 873,484
(SOFR Index + 2.42%), 6.40% , 03/06/35
(a)
. 972 1,036,837
Lloyds Banking Group plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 5.09% ,
11/26/28 ...................... 335 339,402
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.07% ,
06/13/36 ...................... 200 205,620
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41% , 10/30/29 .. 127 137,739
(1-day SOFR + 1.40%), 5.18% , 07/08/31 .. 485 493,034
(1-day SOFR + 1.61%), 5.39% , 01/16/36 .. 290 288,992
Mitsubishi UFJ Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 1.64% ,
10/13/27 ...................... 200 193,065
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 2.34% ,
01/19/28 ...................... 200 193,663
Morgan Stanley Bank NA
(a)
(1-day SOFR + 1.08%), 4.95% , 01/14/28 .. 665 670,356
(1-day SOFR + 0.87%), 5.50% , 05/26/28 .. 250 255,279
(1-day SOFR + 0.93%), 4.97% , 07/14/28 .. 298 301,569
National Australia Bank Ltd., 2.33%, 08/21/30
(b)
250 221,535
NatWest Group plc, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.10%), 5.58%, 03/01/28
(a)
............ 573 583,299
PNC Bank NA, (1-day SOFR + 0.63%), 4.54%,
05/13/27
(a)
...................... 565 565,284
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 0.80%), 5.10% , 07/23/27 .. 156 157,174
(SOFR Index + 1.73%), 6.62% , 10/20/27 .. 103 105,883
(1-day SOFR + 1.34%), 5.30% , 01/21/28 .. 75 76,127
(1-day SOFR + 1.84%), 5.58% , 06/12/29 .. 281 291,010
(1-day SOFR + 1.07%), 5.22% , 01/29/31 .. 176 180,623
(1-day SOFR + 1.90%), 5.68% , 01/22/35 .. 195 202,604
(1-day SOFR + 1.60%), 5.40% , 07/23/35 .. 224 228,096

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Santander UK Group Holdings plc
(a)
(1-day SOFR + 2.60%), 6.53% , 01/10/29 .. USD 200 $ 208,744
(SOFR Index + 1.52%), 5.69% , 04/15/31 .. 200 206,285
(1-day SOFR + 1.48%), 2.90% , 03/15/32 .. 200 178,485
Skandinaviska Enskilda Banken AB, 4.38%,
06/02/28
(b)
...................... 533 537,104
Societe Generale SA
(a)(b)
(1-day SOFR + 1.42%), 5.25% , 05/22/29 .. 854 864,427
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.51%), 5.38%
(j)
.... 200 182,956
Toronto-Dominion Bank (The), 4.57%, 06/02/28 641 645,722
Truist Bank, (1-day SOFR + 0.59%), 4.67%,
05/20/27
(a)
...................... 1,064 1,065,586
Truist Financial Corp.
(a)
(1-day SOFR + 2.05%), 6.05% , 06/08/27 .. 467 473,274
(1-day SOFR + 2.45%), 7.16% , 10/30/29 .. 223 241,216
(1-day SOFR + 1.62%), 5.44% , 01/24/30 .. 110 113,297
Wells Fargo & Co.
(a)
(1-day SOFR + 1.51%), 3.53% , 03/24/28 .. 142 140,030
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28 ...................... 250 246,150
(1-day SOFR + 2.10%), 2.39% , 06/02/28 .. 158 152,220
(1-day SOFR + 1.74%), 5.57% , 07/25/29 .. 250 258,139
(1-day SOFR + 1.79%), 6.30% , 10/23/29 .. 18 19,024
(1-day SOFR + 1.11%), 5.24% , 01/24/31 .. 275 282,105
(1-day SOFR + 1.50%), 5.15% , 04/23/31 .. 716 733,301
(1-day SOFR + 2.06%), 6.49% , 10/23/34 .. 353 385,840
(1-day SOFR + 1.78%), 5.50% , 01/23/35 .. 414 424,564
48,505,392
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 .. 36 35,127
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ....................... 58 56,593
Anheuser-Busch InBev Worldwide, Inc.
4.75% , 01/23/29 ................... 76 77,369
5.88% , 06/15/35 ................... 57 61,260
230,349
Biotechnology — 0.1%
AbbVie, Inc.
4.65% , 03/15/28 ................... 19 19,287
3.20% , 11/21/29
(k)
.................. 133 127,215
Amgen, Inc.
5.25% , 03/02/30 ................... 57 58,732
4.20% , 03/01/33 ................... 275 263,952
5.25% , 03/02/33 ................... 108 110,594
Gilead Sciences, Inc.
4.80% , 11/15/29 ................... 94 95,945
4.60% , 09/01/35 ................... 79 76,740
752,465
Broadline Retail — 0.0%
Getty Images, Inc., 11.25%, 02/21/30
(b)
...... 74 73,445
Building Products — 0.0%
Carrier Global Corp., 5.90%, 03/15/34 ...... 65 69,202
Capital Markets — 2.8%
Ares Capital Corp.
5.88% , 03/01/29 ................... 159 162,125
5.95% , 07/15/29 ................... 183 187,241
5.80% , 03/08/32 ................... 294 292,770
Ares Strategic Income Fund, 5.70%, 03/15/28 . 1,742 1,756,079
Bank of New York Mellon Corp. (The), (1-day
SOFR + 0.68%), 4.44%, 06/09/28
(a)
...... 400 402,113
Blackstone Secured Lending Fund, 2.85%,
09/30/28 ....................... 108 100,504
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Blue Owl Capital Corp.
5.95% , 03/15/29 ................... USD 670 $ 673,443
6.20% , 07/15/30 ................... 400 404,071
Blue Owl Credit Income Corp.
6.60% , 09/15/29 ................... 50 51,447
5.80% , 03/15/30 ................... 106 106,173
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
............ 213 203,830
Citadel Securities Global Holdings LLC, 5.50%,
06/18/30
(b)
...................... 645 652,663
Deutsche Bank AG
(1-day SOFR + 1.32%), 2.55% , 01/07/28
(a)
. 240 233,106
(1-day SOFR + 1.59%), 5.71% , 02/08/28
(a)
. 440 447,228
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(a)
. 175 183,833
5.41% , 05/10/29 ................... 655 678,490
(1-day SOFR + 2.51%), 6.82% , 11/20/29
(a)
. 170 181,326
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.08%), 5.80% , 08/10/26
(a)
. 402 402,558
(1-day SOFR + 0.80%), 1.43% , 03/09/27
(a)
. 460 450,063
(1-day SOFR + 0.82%), 1.54% , 09/10/27
(a)
. 150 144,826
(1-day SOFR + 1.73%), 4.48% , 08/23/28
(a)
. 390 390,518
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
..................... 75 73,806
2.60% , 02/07/30 ................... 684 632,136
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
. 1,070 1,113,821
(1-day SOFR + 1.58%), 5.22% , 04/23/31
(a)
. 1,509 1,546,984
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
. 35 30,315
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
. 106 94,218
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
. 20 17,467
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
. 85 75,110
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(a)
. 239 236,109
Intercontinental Exchange, Inc.
3.63% , 09/01/28 ................... 189 185,009
1.85% , 09/15/32 ................... 122 101,269
4.60% , 03/15/33 ................... 11 10,952
Lehman Brothers Holdings, Inc., 6.88%,
07/17/37
(d) (e) (i)
.................... 203 —
Macquarie Bank Ltd., 4.33%, 06/12/28
(b)
..... 644 647,312
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 .. 419 408,882
(1-day SOFR + 1.01%), 5.65% , 04/13/28 .. 37 37,821
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ...................... 348 343,032
(1-day SOFR + 1.38%), 4.99% , 04/12/29 .. 335 339,873
(1-day SOFR + 1.59%), 5.16% , 04/20/29 .. 5 5,098
(1-day SOFR + 1.26%), 5.66% , 04/18/30 .. 500 519,355
(1-day SOFR + 1.22%), 5.04% , 07/19/30 .. 1,158 1,177,674
(1-day SOFR + 1.10%), 4.65% , 10/18/30 .. 1,127 1,129,150
(1-day SOFR + 1.11%), 5.23% , 01/15/31 .. 1,784 1,826,268
(1-day SOFR + 1.51%), 5.19% , 04/17/31 .. 845 866,235
(1-day SOFR + 1.42%), 5.59% , 01/18/36 .. 105 107,784
(1-day SOFR + 1.36%), 2.48% , 09/16/36 .. 45 38,238
Nasdaq, Inc.
5.35% , 06/28/28 ................... 149 153,415
5.55% , 02/15/34 ................... 49 51,052
UBS AG, 7.50%, 02/15/28 ............. 431 464,947
UBS Group AG
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70% ,
08/05/27 ...................... 700 701,390
(USISSO05 + 3.08%), 7.00%
(j)
......... 200 198,956
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25%
(j)
.... 400 462,565
(USISSO05 + 3.18%), 7.13%
(j)
......... 225 224,075

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.76%), 5.58% , 05/09/36 .. USD 200 $ 204,523
22,129,248
Chemicals — 0.2%
DuPont de Nemours, Inc., 4.73%, 11/15/28 ... 794 806,053
Eastman Chemical Co., 5.00%, 08/01/29 .... 19 19,265
Ecolab, Inc., 4.30%, 06/15/28 ........... 110 110,766
FMC Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.37%),
8.45%, 11/01/55
(a)
................. 260 266,077
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
..... 5 5,025
LYB Finance Co. BV, 8.10%, 03/15/27
(b)
..... 171 180,442
LYB International Finance II BV, 3.50%, 03/02/27 17 16,754
1,404,382
Commercial Services & Supplies — 0.0%
Republic Services, Inc., 2.30%, 03/01/30 .... 57 52,145
Communications Equipment — 0.2%
Motorola Solutions, Inc.
5.00% , 04/15/29 ................... 355 360,803
4.85% , 08/15/30 ................... 333 336,588
2.75% , 05/24/31 ................... 447 400,759
5.20% , 08/15/32 ................... 482 490,054
5.40% , 04/15/34 ................... 25 25,496
1,613,700
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (b) (j)
................ 200 202,300
Consumer Finance — 1.4%
AerCap Ireland Capital DAC, 2.45%, 10/29/26 . 250 243,569
Ally Financial, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.87%),
4.70%
(j)
....................... 132 127,448
(SOFR Index + 1.96%), 5.74% , 05/15/29 .. 175 178,116
(SOFR Index + 1.73%), 5.54% , 01/17/31 .. 1,349 1,367,955
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65% ,
01/17/40 ...................... 41 40,307
American Express Co.
(a)
(1-day SOFR + 0.93%), 5.04% , 07/26/28 .. 299 303,084
(1-day SOFR + 1.42%), 5.28% , 07/26/35 .. 220 222,718
Capital One Financial Corp., (1-day SOFR +
2.04%), 6.18%, 01/30/36
(a)
............ 155 157,797
Ford Motor Credit Co. LLC
3.38% , 11/13/25 ................... 455 451,970
5.80% , 03/05/27 ................... 620 624,891
7.35% , 11/04/27 ................... 400 415,421
6.80% , 05/12/28 ................... 788 814,418
5.11% , 05/03/29 ................... 1,452 1,419,750
5.30% , 09/06/29 ................... 1,010 991,807
5.88% , 11/07/29 ................... 208 208,610
7.35% , 03/06/30 ................... 335 353,639
7.20% , 06/10/30 ................... 222 233,632
4.00% , 11/13/30 ................... 225 205,414
6.05% , 03/05/31 ................... 222 221,544
3.63% , 06/17/31 ................... 232 204,215
6.05% , 11/05/31 ................... 234 232,793
General Motors Financial Co., Inc.
4.35% , 01/17/27 ................... 196 195,133
5.40% , 05/08/27 ................... 145 147,105
4.90% , 10/06/29 ................... 665 663,858
5.85% , 04/06/30 ................... 372 384,563
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Synchrony Financial
4.50% , 07/23/25 ................... USD 72 $ 71,951
(SOFR Index + 2.13%), 5.94% , 08/02/30
(a)
. 267 274,337
7.25% , 02/02/33 ................... 327 342,155
Toyota Motor Credit Corp., 1.65%, 01/10/31 ... 53 45,719
11,143,919
Consumer Staples Distribution & Retail — 0.0%
Target Corp., 5.25%, 02/15/36 ........... 117 118,088
Containers & Packaging — 0.2%
Amcor Flexibles North America, Inc., 5.50%,
03/17/35
(b)
...................... 375 380,462
Berry Global, Inc.
1.57% , 01/15/26 ................... 401 393,830
5.50% , 04/15/28 ................... 371 380,607
5.80% , 06/15/31 ................... 551 578,998
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
10 9,981
Sonoco Products Co., 2.25%, 02/01/27 ..... 135 130,205
1,874,083
Diversified Consumer Services — 0.1%
President and Fellows of Harvard College,
4.89%, 03/15/30 .................. 465 477,689
Trustees of Princeton University (The), 4.65%,
07/01/30 ....................... 195 199,570
Yale University, Series 2025, 4.70%, 04/15/32 . 95 96,344
773,603
Diversified REITs — 0.3%
GLP Capital LP
5.75% , 06/01/28 ................... 165 169,075
5.30% , 01/15/29 ................... 619 625,863
4.00% , 01/15/30 ................... 154 147,993
VICI Properties LP
4.75% , 02/15/28 ................... 649 652,559
4.75% , 04/01/28 ................... 45 45,368
3.88% , 02/15/29
(b)
.................. 55 53,205
4.63% , 12/01/29
(b)
.................. 37 36,350
4.13% , 08/15/30
(b)
.................. 740 710,266
2,440,679
Diversified Telecommunication Services — 0.1%
Sprint Capital Corp., 6.88%, 11/15/28 ....... 713 765,432
Electric Utilities — 1.8%
AEP Transmission Co. LLC, 5.38%, 06/15/35 .. 55 56,197
Baltimore Gas & Electric Co., 2.25%, 06/15/31 . 14 12,428
CenterPoint Energy Houston Electric LLC,
5.05%, 03/01/35 .................. 110 109,865
DTE Electric Co.
5.20% , 03/01/34 ................... 25 25,529
Series A , 6.63% , 06/01/36 ............. 23 25,451
Duke Energy Carolinas LLC
4.85% , 03/15/30 ................... 78 79,715
4.95% , 01/15/33 ................... 123 125,152
4.85% , 01/15/34 ................... 56 55,912
Duke Energy Florida LLC, 1.75%, 06/15/30 ... 104 91,734
Duke Energy Progress LLC
2.00% , 08/15/31 ................... 116 100,709
3.40% , 04/01/32 ................... 68 63,096
Eversource Energy
4.60% , 07/01/27 ................... 210 210,991
Series M , 3.30% , 01/15/28 ............ 133 129,481
5.45% , 03/01/28 ................... 26 26,671
Exelon Corp.
2.75% , 03/15/27 ................... 40 39,028
5.15% , 03/15/28 ................... 200 204,427

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(l)
............ USD 703 $ 695,118
2.65% , 03/01/30 ................... 782 718,017
FirstEnergy Transmission LLC
4.55% , 01/15/30 ................... 141 141,071
5.00% , 01/15/35 ................... 153 151,353
Georgia Power Co.
4.55% , 03/15/30 ................... 795 802,526
4.70% , 05/15/32 ................... 216 215,958
4.95% , 05/17/33 ................... 67 67,519
5.25% , 03/15/34 ................... 28 28,555
Interstate Power & Light Co., 4.95%, 09/30/34 . 182 178,395
MidAmerican Energy Co., 5.75%, 11/01/35 ... 21 22,195
NextEra Energy Capital Holdings, Inc.
1.88% , 01/15/27 ................... 20 19,287
3.55% , 05/01/27 ................... 300 295,816
2.75% , 11/01/29 ................... 37 34,562
5.00% , 02/28/30 ................... 57 58,407
2.44% , 01/15/32 ................... 50 43,383
5.05% , 02/28/33 ................... 57 57,461
NRG Energy, Inc., 2.45%, 12/02/27
(b)
....... 256 242,972
Ohio Power Co.
Series P , 2.60% , 04/01/30 ............. 18 16,569
5.00% , 06/01/33 ................... 177 176,187
5.65% , 06/01/34 ................... 25 25,674
Series F , 5.85% , 10/01/35 ............. 9 9,323
Pacific Gas & Electric Co.
2.10% , 08/01/27 ................... 228 215,938
3.30% , 12/01/27 ................... 140 135,444
3.30% , 12/01/27 ................... 314 303,781
3.00% , 06/15/28 ................... 150 142,455
4.20% , 03/01/29 ................... 685 668,486
5.55% , 05/15/29 ................... 288 292,644
4.55% , 07/01/30 ................... 1,063 1,037,512
2.50% , 02/01/31 ................... 369 320,311
3.25% , 06/01/31 ................... 146 131,020
5.80% , 05/15/34 ................... 217 216,956
PECO Energy Co., 4.90%, 06/15/33 ....... 85 86,299
PG&E Corp.
5.25% , 07/01/30 ................... 88 83,833
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(a)
..................... 199 188,457
Pinnacle West Capital Corp., 5.15%, 05/15/30 . 360 368,524
PPL Capital Funding, Inc., 5.25%, 09/01/34 ... 110 110,885
Public Service Electric & Gas Co.
2.45% , 01/15/30 ................... 39 36,042
4.90% , 12/15/32 ................... 210 213,760
Series Q , 5.05% , 03/01/35 ............ 200 202,156
Southern California Edison Co.
4.88% , 02/01/27
(k)
.................. 171 171,964
Series B , 3.65% , 03/01/28
(k)
............ 193 187,642
5.15% , 06/01/29 ................... 143 144,437
Series G , 2.50% , 06/01/31 ............ 337 292,403
2.75% , 02/01/32 ................... 414 356,320
Southern Co. (The)
Series 21-B , 1.75% , 03/15/28 .......... 150 140,599
5.50% , 03/15/29 ................... 281 292,528
5.20% , 06/15/33 ................... 94 95,640
4.85% , 03/15/35 ................... 349 341,169
4.25% , 07/01/36 ................... 116 106,069
System Energy Resources, Inc.
6.00% , 04/15/28 ................... 86 89,533
5.30% , 12/15/34 ................... 80 79,062
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(b)
...................... USD 315 $ 320,487
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 ................... 892 896,361
4.38% , 05/01/29 ................... 1,047 1,020,415
14,645,866
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 4.38%, 06/12/28 ......... 642 646,470
Entertainment — 0.0%
Netflix, Inc., 5.88%, 11/15/28 ............ 43 45,328
Warnermedia Holdings, Inc., 3.76%, 03/15/27 . 288 279,743
325,071
Financial Services — 0.3%
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 595 595,324
Fidelity National Information Services, Inc.
1.65% , 03/01/28 ................... 135 125,989
3.75% , 05/21/29 ................... 85 82,575
5.10% , 07/15/32 ................... 234 238,293
Fiserv, Inc.
3.50% , 07/01/29 ................... 123 118,486
5.63% , 08/21/33 ................... 47 48,870
5.45% , 03/15/34 ................... 77 78,872
5.15% , 08/12/34 ................... 80 80,292
Global Payments, Inc.
1.20% , 03/01/26 ................... 53 51,755
2.15% , 01/15/27 ................... 197 190,558
3.20% , 08/15/29 ................... 24 22,695
PayPal Holdings, Inc., 2.85%, 10/01/29 ..... 17 16,043
TER Finance Jersey Ltd., Series 22, 0.00%,
10/02/25
(b) (m)
.................... 926 905,165
2,554,917
Food Products — 0.1%
Mars, Inc., 4.80%, 03/01/30
(b)
........... 848 859,194
Gas Utilities — 0.0%
Atmos Energy Corp., 5.90%, 11/15/33 ...... 47 50,452
CenterPoint Energy Resources Corp., 5.25%,
03/01/28 ....................... 18 18,435
68,887
Ground Transportation — 0.3%
Penske Truck Leasing Co. LP
(b)
5.75% , 05/24/26 ................... 275 277,319
5.88% , 11/15/27 ................... 25 25,738
5.70% , 02/01/28 ................... 241 247,773
5.35% , 03/30/29 ................... 111 113,823
5.25% , 07/01/29 ................... 175 179,169
5.25% , 02/01/30 ................... 29 29,675
Ryder System, Inc.
2.85% , 03/01/27 ................... 135 131,493
6.60% , 12/01/33 ................... 134 147,274
SMBC Aviation Capital Finance DAC, 1.90%,
10/15/26
(b)
...................... 200 193,204
Uber Technologies, Inc.
4.30% , 01/15/30 ................... 696 692,790
4.80% , 09/15/34 ................... 49 48,130
2,086,388
Health Care Equipment & Supplies — 0.5%
Baxter International, Inc.
1.92% , 02/01/27 ................... 37 35,620
2.27% , 12/01/28 ................... 93 86,579
3.95% , 04/01/30 ................... 63 61,525
1.73% , 04/01/31 ................... 7 5,976

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co., 4.87%, 02/08/29 .... USD 384 $ 389,418
DENTSPLY SIRONA, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.38%), 8.38%, 09/12/55
(a)
............ 75 75,414
Solventum Corp.
5.45% , 02/25/27 ................... 125 127,039
5.40% , 03/01/29 ................... 1,180 1,215,123
5.45% , 03/13/31 ................... 881 914,788
5.60% , 03/23/34 ................... 670 689,528
3,601,010
Health Care Providers & Services — 1.0%
Banner Health, 1.90%, 01/01/31 .......... 128 112,195
Centene Corp.
3.38% , 02/15/30 ................... 1,417 1,305,104
3.00% , 10/15/30 ................... 242 216,232
2.50% , 03/01/31 ................... 187 161,005
2.63% , 08/01/31 ................... 158 135,375
CommonSpirit Health
6.07% , 11/01/27 ................... 35 36,220
3.35% , 10/01/29 ................... 69 65,979
2.78% , 10/01/30 ................... 161 147,386
CVS Health Corp., 5.40%, 06/01/29 ........ 146 150,258
Elevance Health, Inc.
4.10% , 03/01/28 ................... 111 110,694
4.10% , 05/15/32 ................... 229 219,864
4.75% , 02/15/33 ................... 27 26,831
HCA, Inc.
3.13% , 03/15/27 ................... 987 966,393
4.13% , 06/15/29 ................... 268 263,318
5.25% , 03/01/30 ................... 835 856,037
3.50% , 09/01/30 ................... 356 336,646
5.45% , 09/15/34 ................... 838 845,252
5.75% , 03/01/35 ................... 341 350,675
Humana, Inc.
4.88% , 04/01/30 ................... 16 16,108
5.88% , 03/01/33 ................... 149 153,982
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ....................... 90 76,716
UnitedHealth Group, Inc.
4.40% , 06/15/28 ................... 330 331,635
4.70% , 04/15/29 ................... 195 197,195
4.80% , 01/15/30 ................... 17 17,261
4.65% , 01/15/31 ................... 535 537,750
4.95% , 01/15/32 ................... 606 613,754
5.30% , 06/15/35 ................... 70 71,346
8,321,211
Health Care REITs — 0.3%
Healthpeak OP LLC
1.35% , 02/01/27 ................... 262 249,748
5.25% , 12/15/32 ................... 67 68,183
Ventas Realty LP
3.85% , 04/01/27 ................... 94 93,097
4.00% , 03/01/28 ................... 82 81,238
3.00% , 01/15/30 ................... 160 150,152
5.63% , 07/01/34 ................... 120 123,889
5.00% , 01/15/35 ................... 255 250,637
Welltower OP LLC
3.10% , 01/15/30 ................... 122 115,535
4.50% , 07/01/30 ................... 1,170 1,175,538
3.85% , 06/15/32 ................... 276 261,677
2,569,694
Hotels, Restaurants & Leisure — 0.1%
Expedia Group, Inc.
3.80% , 02/15/28 ................... 35 34,482
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
3.25% , 02/15/30 ................... USD 402 $ 379,220
413,702
Household Durables — 0.0%
DR Horton, Inc., 5.50%, 10/15/35 ......... 186 189,395
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
5.45% , 06/01/28 ................... 211 215,619
2.45% , 01/15/31 ................... 196 171,351
Calpine Corp., 5.13%, 03/15/28
(b)
......... 392 391,561
778,531
Industrial Conglomerates — 0.3%
3M Co., 5.15%, 03/15/35 .............. 720 726,406
Honeywell International, Inc.
4.88% , 09/01/29 ................... 179 183,228
4.70% , 02/01/30 ................... 435 441,481
4.95% , 09/01/31 ................... 255 261,865
Siemens Funding BV, 4.60%, 05/28/30
(b)
..... 714 721,136
2,334,116
Industrial REITs — 0.0%
Prologis LP
4.75% , 06/15/33 ................... 27 26,910
5.13% , 01/15/34 ................... 56 56,681
5.00% , 03/15/34 ................... 73 73,186
156,777
Insurance — 0.3%
Aegon Funding Co. LLC, 5.50%, 04/16/27
(b)
... 586 593,118
Aon Corp.
2.85% , 05/28/27 ................... 113 110,122
2.60% , 12/02/31 ................... 104 92,171
5.35% , 02/28/33 ................... 109 112,208
Arthur J Gallagher & Co.
4.85% , 12/15/29 ................... 50 50,735
5.15% , 02/15/35 ................... 250 250,118
Dai-ichi Life Insurance Co. Ltd. (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.52%), 6.20%
(a) (b) (j)
.......... 240 242,178
Marsh & McLennan Cos., Inc.
5.88% , 08/01/33 ................... 21 22,412
5.40% , 09/15/33 ................... 26 26,968
5.15% , 03/15/34 ................... 47 48,050
Met Tower Global Funding, 5.25%, 04/12/29
(b)
. 758 780,207
2,328,287
IT Services — 0.1%
IBM International Capital Pte. Ltd., 4.60%,
02/05/29 ....................... 192 193,868
International Business Machines Corp., 5.00%,
02/10/32 ....................... 310 316,388
510,256
Machinery — 0.1%
Daimler Truck Finance North America LLC,
5.00%, 01/15/27
(b)
................. 155 156,491
Ingersoll Rand, Inc.
5.18% , 06/15/29 ................... 180 184,781
5.45% , 06/15/34 ................... 233 239,610
Otis Worldwide Corp., 2.57%, 02/15/30 ..... 53 48,890
629,772
Media — 0.7%
Charter Communications Operating LLC
4.91% , 07/23/25 ................... 204 203,985
2.25% , 01/15/29 ................... 789 726,657
6.10% , 06/01/29 ................... 767 803,006
2.80% , 04/01/31 ................... 1,530 1,364,291

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
2.30% , 02/01/32 ................... USD 489 $ 412,590
6.55% , 06/01/34 ................... 737 786,348
Comcast Corp.
3.55% , 05/01/28 ................... 50 49,165
2.65% , 02/01/30 ................... 29 26,939
3.40% , 04/01/30 ................... 83 79,585
4.25% , 10/15/30 ................... 60 59,696
1.95% , 01/15/31 ................... 62 54,347
1.50% , 02/15/31 ................... 37 31,591
5.50% , 11/15/32 ................... 84 88,235
Cox Communications, Inc., 5.45%, 09/01/34
(b)
. 550 542,387
Grupo Televisa SAB, 8.50%, 03/11/32 ...... 8 8,906
Interpublic Group of Cos., Inc. (The)
4.65% , 10/01/28 ................... 303 304,526
4.75% , 03/30/30 ................... 26 26,240
Paramount Global
3.70% , 06/01/28 ................... 31 30,091
4.20% , 05/19/32 ................... 125 114,088
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
..... 47 40,185
5,752,858
Metals & Mining — 0.5%
Anglo American Capital plc, 4.50%, 03/15/28
(b)
. 264 263,425
Freeport-McMoRan, Inc.
4.13% , 03/01/28 ................... 303 299,324
5.40% , 11/14/34 ................... 19 19,297
Glencore Canada Corp., 6.20%, 06/15/35 .... 73 75,601
Glencore Funding LLC
(b)
4.00% , 03/27/27 ................... 163 161,666
5.37% , 04/04/29 ................... 323 331,183
5.63% , 04/04/34 ................... 440 448,461
Rio Tinto Finance USA plc
4.88% , 03/14/30 ................... 90 91,721
5.00% , 03/14/32 ................... 215 218,755
Steel Dynamics, Inc.
3.45% , 04/15/30 ................... 435 413,802
5.38% , 08/15/34 ................... 655 665,086
Vale Overseas Ltd.
3.75% , 07/08/30 ................... 390 368,098
6.13% , 06/12/33 ................... 203 211,997
3,568,416
Multi-Utilities — 0.3%
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(l)
...................... 587 590,125
Berkshire Hathaway Energy Co.
3.25% , 04/15/28 ................... 97 94,932
1.65% , 05/15/31 ................... 146 124,354
CenterPoint Energy, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85% , 02/15/55 ................. 56 57,936
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% , 02/15/55 ................. 182 190,485
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.70% ,
05/15/55 ...................... 42 42,386
Consumers Energy Co.
4.60% , 05/30/29 ................... 110 111,131
4.70% , 01/15/30 ................... 270 273,955
Dominion Energy, Inc.
4.60% , 05/15/28 ................... 440 442,899
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54
(a)
................ 80 85,834
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
NiSource, Inc.
5.25% , 03/30/28 ................... USD 270 $ 276,406
5.40% , 06/30/33 ................... 45 46,022
5.35% , 04/01/34 ................... 106 107,764
WEC Energy Group, Inc., 4.75%, 01/15/28 ... 9 9,091
2,453,320
Oil, Gas & Consumable Fuels — 1.9%
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 455 459,265
3.70% , 11/15/29 ................... 82 79,106
Cheniere Energy Partners LP
4.50% , 10/01/29 ................... 313 309,650
3.25% , 01/31/32 ................... 154 138,051
5.95% , 06/30/33 ................... 57 59,499
5.75% , 08/15/34 ................... 250 256,742
5.55% , 10/30/35
(b)
.................. 85 85,668
Cheniere Energy, Inc.
4.63% , 10/15/28 ................... 497 496,314
5.65% , 04/15/34 ................... 426 436,300
DCP Midstream Operating LP
5.63% , 07/15/27 ................... 615 628,666
8.13% , 08/16/30 ................... 32 37,165
3.25% , 02/15/32 ................... 783 691,939
Diamondback Energy, Inc.
3.50% , 12/01/29 ................... 18 17,219
3.13% , 03/24/31 ................... 384 351,723
5.40% , 04/18/34 ................... 270 270,799
Energy Transfer LP
4.40% , 03/15/27 ................... 400 399,963
5.55% , 02/15/28 ................... 22 22,634
3.75% , 05/15/30 ................... 122 117,054
5.60% , 09/01/34 ................... 177 179,764
EOG Resources, Inc., 4.38%, 04/15/30 ..... 15 14,993
EQT Corp.
3.13% , 05/15/26
(b)
.................. 242 238,274
3.90% , 10/01/27 ................... 119 117,423
5.00% , 01/15/29 ................... 462 465,915
7.00% , 02/01/30
(l)
.................. 374 405,431
4.75% , 01/15/31
(b)
.................. 490 482,294
3.63% , 05/15/31
(b)
.................. 250 231,722
5.75% , 02/01/34 ................... 609 629,686
Expand Energy Corp.
5.38% , 02/01/29 ................... 1,254 1,255,167
5.88% , 02/01/29
(b)
.................. 406 407,633
6.75% , 04/15/29
(b)
.................. 743 751,894
5.38% , 03/15/30 ................... 1,907 1,912,347
4.75% , 02/01/32 ................... 243 236,290
5.70% , 01/15/35 ................... 171 173,438
Hess Corp., 4.30%, 04/01/27 ............ 467 465,905
Kinder Morgan, Inc.
4.30% , 03/01/28 ................... 163 163,133
5.10% , 08/01/29 ................... 255 260,201
5.15% , 06/01/30 ................... 150 153,153
5.40% , 02/01/34 ................... 355 359,503
5.85% , 06/01/35 ................... 115 119,207
Occidental Petroleum Corp.
8.50% , 07/15/27 ................... 47 49,716
5.20% , 08/01/29 ................... 130 130,418
Sabine Pass Liquefaction LLC
5.00% , 03/15/27 ................... 100 100,600
4.50% , 05/15/30 ................... 96 95,840
Targa Resources Corp.
5.50% , 02/15/35 ................... 107 107,375
5.55% , 08/15/35 ................... 18 18,091
Viper Energy, Inc., 7.38%, 11/01/31
(b)
....... 275 291,798

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The)
3.75% , 06/15/27 ................... USD 100 $ 98,842
5.30% , 08/15/28 ................... 59 60,603
14,834,413
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, 4.40%, 06/30/28
(b)
..... 540 542,710
Passenger Airlines — 0.1%
AS Mileage Plan IP Ltd.
(b)
5.02% , 10/20/29 ................... 193 190,984
5.31% , 10/20/31 ................... 311 305,963
United Airlines Pass-Through Trust, Series 2024-
1, Class A, 5.88%, 02/15/37 ........... 377 374,940
871,887
Pharmaceuticals — 0.7%
Bayer US Finance II LLC
(b)
4.25% , 12/15/25 ................... 424 422,806
4.38% , 12/15/28 ................... 360 356,648
Bayer US Finance LLC
(b)
6.13% , 11/21/26 ................... 2,227 2,263,336
6.25% , 01/21/29 ................... 220 231,016
Pfizer Investment Enterprises Pte. Ltd.
4.45% , 05/19/28 ................... 187 188,498
4.65% , 05/19/30 ................... 67 67,927
4.75% , 05/19/33 ................... 313 312,059
Teva Pharmaceutical Finance Netherlands III BV,
8.13%, 09/15/31 .................. 1,093 1,229,964
Teva Pharmaceutical Finance Netherlands IV BV,
5.75%, 12/01/30 .................. 365 369,000
5,441,254
Professional Services — 0.0%
Verisk Analytics, Inc., 5.25%, 06/05/34 ...... 58 59,231
Residential REITs — 0.1%
American Homes 4 Rent LP
4.25% , 02/15/28 ................... 117 116,297
4.90% , 02/15/29 ................... 91 92,025
5.50% , 07/15/34 ................... 215 217,869
AvalonBay Communities, Inc., 5.00%, 02/15/33 192 194,914
Camden Property Trust, 4.10%, 10/15/28 .... 88 87,477
Invitation Homes Operating Partnership LP
2.30% , 11/15/28 ................... 191 178,828
2.70% , 01/15/34 ................... 44 36,365
4.88% , 02/01/35 ................... 177 171,469
1,095,244
Retail REITs — 0.1%
Realty Income Corp.
3.65% , 01/15/28 ................... 136 134,326
4.70% , 12/15/28 ................... 83 84,172
4.75% , 02/15/29 ................... 106 107,164
3.25% , 01/15/31 ................... 96 89,984
2.85% , 12/15/32 ................... 69 60,388
5.13% , 04/15/35 ................... 70 70,084
Regency Centers LP
4.13% , 03/15/28 ................... 238 237,365
5.25% , 01/15/34 ................... 36 36,524
5.10% , 01/15/35 ................... 155 155,346
975,353
Semiconductors & Semiconductor Equipment — 0.6%
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $203,000), 6.50%, 03/20/45
(e) (g)
...... 203 201,234
Broadcom, Inc.
4.00% , 04/15/29
(b)
.................. 570 562,219
5.05% , 04/15/30 ................... 65 66,585
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
2.45% , 02/15/31
(b)
.................. USD 686 $ 613,418
3.42% , 04/15/33
(b)
.................. 581 526,926
Foundry JV Holdco LLC
(b)
5.90% , 01/25/30 ................... 1,222 1,276,966
5.88% , 01/25/34 ................... 200 203,226
6.20% , 01/25/37 ................... 394 410,109
Micron Technology, Inc., 6.05%, 11/01/35 .... 499 522,236
QUALCOMM, Inc., 5.00%, 05/20/35 ....... 419 421,902
4,804,821
Software — 0.7%
AppLovin Corp.
5.13% , 12/01/29 ................... 828 838,777
5.50% , 12/01/34 ................... 720 731,013
Cloud Software Group, Inc., 9.00%, 09/30/29
(b)
. 57 59,082
Oracle Corp.
3.25% , 11/15/27 ................... 390 381,223
2.30% , 03/25/28 ................... 310 294,226
4.80% , 08/03/28 ................... 275 279,519
2.88% , 03/25/31 ................... 783 714,111
4.30% , 07/08/34 ................... 42 39,890
4.70% , 09/27/34 ................... 413 400,988
3.85% , 07/15/36 ................... 60 52,829
Synopsys, Inc.
4.85% , 04/01/30 ................... 475 481,588
5.00% , 04/01/32 ................... 659 667,524
VMware LLC
1.40% , 08/15/26 ................... 296 286,286
3.90% , 08/21/27 ................... 199 197,273
2.20% , 08/15/31 ................... 308 267,325
Workday, Inc., 3.50%, 04/01/27 .......... 20 19,741
5,711,395
Specialized REITs — 0.5%
American Tower Corp.
1.45% , 09/15/26 ................... 12 11,592
3.65% , 03/15/27 ................... 147 145,199
5.50% , 03/15/28 ................... 400 411,117
5.20% , 02/15/29 ................... 596 609,840
5.00% , 01/31/30 ................... 70 71,357
2.30% , 09/15/31 ................... 132 114,517
5.40% , 01/31/35 ................... 476 485,921
Crown Castle, Inc.
2.90% , 03/15/27 ................... 35 34,050
4.80% , 09/01/28 ................... 6 6,036
5.60% , 06/01/29 ................... 6 6,193
4.90% , 09/01/29 ................... 42 42,378
2.25% , 01/15/31 ................... 57 49,588
2.50% , 07/15/31 ................... 84 73,296
5.10% , 05/01/33 ................... 33 32,864
5.80% , 03/01/34 ................... 37 38,309
Equinix, Inc., 2.00%, 05/15/28 ........... 148 138,479
Extra Space Storage LP
5.70% , 04/01/28 ................... 429 443,110
5.50% , 07/01/30 ................... 205 212,639
5.40% , 02/01/34 ................... 410 416,417
5.35% , 01/15/35 ................... 104 104,694
5.40% , 06/15/35 ................... 302 303,631
Iron Mountain, Inc., 6.25%, 01/15/33
(b)
...... 50 51,410
3,802,637
Specialty Retail — 0.0%
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
.. 14 13,514

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, 5.00%, 04/01/30 ..... USD 153 $ 155,448
Hewlett Packard Enterprise Co.
4.55% , 10/15/29 ................... 230 228,850
5.00% , 10/15/34 ................... 674 653,792
1,038,090
Tobacco — 0.6%
BAT Capital Corp.
3.22% , 09/06/26 ................... 1,511 1,490,016
4.70% , 04/02/27 ................... 458 460,183
2.26% , 03/25/28 ................... 58 54,874
6.34% , 08/02/30 ................... 145 156,249
6.42% , 08/02/33 ................... 45 48,871
6.00% , 02/20/34 ................... 69 72,734
BAT International Finance plc, 5.93%, 02/02/29 230 241,364
Imperial Brands Finance plc, 4.50%, 06/30/28
(b)
755 754,910
Philip Morris International, Inc.
4.13% , 04/28/28 ................... 365 364,286
4.38% , 04/30/30 ................... 643 641,444
Reynolds American, Inc., 5.70%, 08/15/35 .... 115 117,395
4,402,326
Trading Companies & Distributors — 0.2%
Air Lease Corp.
1.88% , 08/15/26 ................... 664 645,517
5.85% , 12/15/27 ................... 46 47,576
3.00% , 02/01/30 ................... 33 30,883
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
. 683 661,051
GATX Corp., 5.40%, 03/15/27 ........... 257 260,554
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
...................... 266 272,432
1,918,013
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33
(e)
... 28 25,442
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 3.63%, 04/22/29 ... 262 253,413
Rogers Communications, Inc.
3.20% , 03/15/27 ................... 126 123,538
3.80% , 03/15/32 ................... 132 122,662
Series NC5 , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.65%),
7.00% , 04/15/55
(a)
................ 107 109,392
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13% ,
04/15/55
(a)
..................... 58 58,789
T-Mobile USA, Inc.
4.75% , 02/01/28 ................... 238 237,955
2.05% , 02/15/28 ................... 186 175,804
3.88% , 04/15/30 ................... 240 233,092
2.55% , 02/15/31 ................... 13 11,638
2.25% , 11/15/31 ................... 246 213,302
2.70% , 03/15/32 ................... 24 21,152
United States Cellular Corp., 6.70%, 12/15/33 . 91 95,557
1,656,294
Total Corporate Bonds — 25 .1%
(Cost: $ 198,773,283 ) .............................. 201,192,348
Equity-Linked Notes
Aerospace & Defense — 0.0%
Barclays Bank plc ( GE Aerospace ) ,
18.62% , 07/23/25
(b) (f)
................ 1 339,262
Security
Par (000)
Par (000) Value
Air Freight & Logistics — 0.0%
Barclays Bank plc ( United Parcel Service, Inc. ) ,
13.86% , 07/30/25
(b) (f)
................ USD 3 $ 300,405
Banks — 0.2%
(b)(f)
Citigroup, Inc. ( JPMorgan Chase & Co. ) ,
14.35% , 07/15/25 .................. 3 853,752
Citigroup, Inc. ( Wells Fargo & Co. ) ,
13.49% , 07/15/25 .................. 4 344,189
Royal Bank of Canada ( Bank of America Corp. ) ,
15.31% , 07/16/25 .................. 6 284,876
Societe Generale SA ( Citizens Financial Group,
Inc. ) , 14.52% , 07/17/25 ............... 2 86,051
1,568,868
Beverages — 0.0%
Nomura Holdings, Inc. ( Coca-Cola Co. (The) ) ,
15.70% , 07/23/25
(b) (f)
................ 2 135,499
Biotechnology — 0.1%
(b)(f)
BNP Paribas SA ( Biogen, Inc. ) , 25.33% , 08/01/25 1 159,610
Citigroup, Inc. ( Gilead Sciences, Inc. ) ,
22.91% , 08/11/25 .................. 2 276,613
Societe Generale SA ( United Therapeutics
Corp. ) , 22.41% , 07/31/25 ............. —
(n)
139,433
575,656
Broadline Retail — 0.2%
(b)(f)
BNP Paribas SA ( eBay, Inc. ) , 14.44% , 07/31/25 4 294,908
Morgan Stanley & Co. LLC ( Macy's, Inc. ) ,
29.75% , 07/11/25 .................. 7 79,431
Societe Generale SA ( Amazon.com, Inc. ) ,
17.53% , 08/04/25 .................. 7 1,391,646
1,765,985
Building Products — 0.1%
(b)(f)
Barclays Bank plc ( Allegion plc ) ,
11.38% , 07/24/25 .................. 1 141,187
Societe Generale SA ( Johnson Controls
International plc ) , 16.43% , 07/31/25 ...... 2 194,945
UBS AG ( Carrier Global Corp. ) ,
17.40% , 07/25/25 .................. 2 139,292
475,424
Capital Markets — 0.4%
(b)(f)
Barclays Bank plc ( Ameriprise Financial, Inc. ) ,
13.90% , 07/25/25 .................. —
(n)
226,978
Barclays Bank plc ( Moody's Corp. ) ,
13.81% , 07/23/25 .................. —
(n)
168,785
Morgan Stanley & Co. LLC ( Houlihan Lokey,
Inc. ) , 13.96% , 07/30/25 ............... 1 139,579
Morgan Stanley & Co. LLC ( Nasdaq, Inc. ) ,
11.52% , 07/28/25 .................. 3 228,797
Morgan Stanley & Co. LLC ( S&P Global, Inc. ) ,
8.05% , 05/17/30 ................... —
(n)
82,742
Nomura Holdings, Inc. ( S&P Global, Inc. ) ,
9.96% , 07/30/25 ................... 1 280,420
Royal Bank of Canada ( Goldman Sachs Group,
Inc. (The) ) , 16.82% , 07/16/25 .......... 1 517,870
Royal Bank of Canada ( Morgan Stanley ) ,
14.81% , 07/16/25 .................. 4 570,947
Royal Bank of Canada ( Morningstar, Inc. ) ,
11.72% , 07/24/25 .................. 1 194,535
Societe Generale SA ( Cboe Global Markets,
Inc. ) , 12.67% , 08/04/25 ............... 1 139,828
Societe Generale SA ( Evercore, Inc. ) ,
19.86% , 07/24/25 .................. 1 289,081
Societe Generale SA ( Morgan Stanley ) ,
12.50% , 07/16/25 .................. 1 113,602

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
UBS AG ( Intercontinental Exchange, Inc. ) ,
9.10% , 07/31/25 ................... USD 1 $ 225,772
3,178,936
Chemicals — 0.2%
(b)(f)
Barclays Bank plc ( Corteva, Inc. ) ,
7.98% , 08/06/25 ................... 2 165,477
Barclays Bank plc ( Ecolab, Inc. ) ,
8.30% , 07/30/25 ................... 1 276,028
BNP Paribas SA ( Scotts Miracle-Gro Co. (The) ) ,
20.45% , 07/30/25 .................. 2 140,909
HSBC Bank plc ( Celanese Corp. ) ,
28.24% , 08/04/25 .................. 3 166,256
JPMorgan Structured Products BV ( Air Liquide
SA ) , 44.08% , 07/14/25 ............... 3 71,423
Mizuho Markets Cayman LP ( Dow, Inc. ) ,
21.27% , 07/25/25 .................. 6 156,490
Nomura Holdings, Inc. ( Sherwin-Williams Co.
(The) ) , 10.65% , 07/23/25 ............. —
(n)
105,748
Royal Bank of Canada ( CF Industries Holdings,
Inc. ) , 20.33% , 08/06/25 ............... 1 133,935
Societe Generale SA ( DuPont de Nemours, Inc. ) ,
19.26% , 07/31/25 .................. 2 167,701
Societe Generale SA ( Mosaic Co. (The) ) ,
22.60% , 08/06/25 .................. 8 305,140
1,689,107
Commercial Services & Supplies — 0.1%
(b)(f)
Morgan Stanley & Co. LLC ( Republic Services,
Inc. ) , 9.32% , 07/25/25 ............... 1 269,228
Nomura Holdings, Inc. ( Waste Management,
Inc. ) , 7.43% , 07/24/25 ............... 1 188,921
458,149
Communications Equipment — 0.1%
(b)(f)
Barclays Bank plc ( Arista Networks, Inc. ) ,
22.31% , 07/30/25 .................. 2 177,115
Royal Bank of Canada ( Cisco Systems, Inc. ) ,
11.25% , 08/14/25 .................. 7 498,103
675,218
Construction & Engineering — 0.1%
(b)(f)
Societe Generale SA ( EMCOR Group, Inc. ) ,
19.58% , 07/25/25 .................. —
(n)
174,936
Societe Generale SA ( Fluor Corp. ) ,
31.69% , 08/04/25 .................. 6 280,531
455,467
Construction Materials — 0.0%
(b)(f)
Societe Generale SA ( Martin Marietta Materials,
Inc. ) , 12.40% , 08/08/25 ............... —
(n)
218,617
Societe Generale SA ( Vulcan Materials Co. ) ,
12.63% , 08/06/25 .................. —
(n)
109,350
327,967
Consumer Finance — 0.1%
(b)(f)
Barclays Bank plc ( Ally Financial, Inc. ) ,
15.60% , 07/17/25 .................. 8 289,544
Barclays Bank plc ( Capital One Financial Corp. ) ,
19.39% , 07/23/25 .................. 1 288,125
Barclays Bank plc ( Synchrony Financial ) ,
16.65% , 07/17/25 .................. 4 264,581
842,250
Consumer Staples Distribution & Retail — 0.1%
(b)(f)
HSBC Bank plc ( Walmart, Inc. ) ,
13.24% , 08/21/25 .................. 6 616,096
Mizuho Markets Cayman LP ( Sprouts Farmers
Market, Inc. ) , 22.57% , 07/30/25 ......... 1 142,590
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Morgan Stanley & Co. LLC ( Dollar General
Corp. ) , 21.36% , 07/17/25 ............. USD 2 $ 225,315
984,001
Containers & Packaging — 0.0%
(b)(f)
Barclays Bank plc ( Crown Holdings, Inc. ) ,
10.50% , 07/23/25 .................. 1 83,971
BNP Paribas SA ( International Paper Co. ) ,
14.82% , 07/31/25 .................. 2 109,971
UBS AG ( Ball Corp. ) , 13.90% , 08/04/25 ...... 3 166,436
360,378
Distributors — 0.0%
Barclays Bank plc ( Genuine Parts Co. ) ,
15.87% , 07/23/25
(b) (f)
................ 1 105,371
Diversified Telecommunication Services — 0.1%
BMO Capital Markets Corp. ( AT&T, Inc. ) ,
16.97% , 07/23/25
(b) (f)
................ 20 563,965
Electrical Equipment — 0.1%
(b)(f)
Societe Generale SA ( Emerson Electric Co. ) ,
14.28% , 08/07/25 .................. 1 196,105
Societe Generale SA ( Generac Holdings, Inc. ) ,
20.10% , 07/31/25 .................. 1 202,784
398,889
Electronic Equipment, Instruments & Components — 0.1%
(b)(f)
Barclays Bank plc ( Amphenol Corp. ) ,
15.68% , 07/23/25 .................. 2 229,031
Barclays Bank plc ( Zebra Technologies Corp. ) ,
17.82% , 08/06/25 .................. 1 337,369
Nomura Holdings, Inc. ( Corning, Inc. ) ,
13.61% , 07/30/25 .................. 3 140,891
707,291
Energy Equipment & Services — 0.0%
Morgan Stanley & Co. LLC ( Schlumberger NV ) ,
17.64% , 07/21/25
(b) (f)
................ 7 221,668
Entertainment — 0.1%
(b)(f)
Barclays Bank plc ( Netflix, Inc. ) ,
14.14% , 07/18/25 .................. —
(n)
575,685
Mizuho Markets Cayman LP ( Spotify Technology
SA ) , 22.62% , 07/23/25 ............... —
(n)
205,891
Societe Generale SA ( Walt Disney Co. (The) ) ,
14.04% , 08/07/25 .................. 3 370,882
1,152,458
Financial Services — 0.3%
(b)(f)
BNP Paribas SA ( Visa, Inc. ) , 6.89% , 07/23/25 .. 2 632,404
Citigroup, Inc. ( Fiserv, Inc. ) , 10.64% , 07/25/25 . 3 561,433
HSBC Bank plc ( Affirm Holdings, Inc. ) ,
44.88% , 07/14/25 .................. 4 243,527
Mizuho Markets Cayman LP ( PayPal Holdings,
Inc. ) , 17.37% , 07/30/25 ............... 6 410,392
UBS AG ( Global Payments, Inc. ) ,
18.10% , 08/08/25 .................. 2 168,455
UBS AG ( Mastercard, Inc. ) , 10.20% , 07/31/25 . 1 424,728
2,440,939
Food Products — 0.0%
Toronto-Dominion Bank (The) ( Mondelez
International, Inc. ) , 19.07% , 07/30/25
(b) (f)
... 3 223,229
Ground Transportation — 0.1%
(b)(f)
Barclays Bank plc ( Lyft, Inc. ) , 34.10% , 08/07/25 13 197,916
Barclays Bank plc ( Norfolk Southern Corp. ) ,
14.07% , 07/25/25 .................. 1 168,861

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Societe Generale SA ( Uber Technologies, Inc. ) ,
29.13% , 08/06/25 .................. USD 4 $ 347,400
714,177
Health Care Equipment & Supplies — 0.2%
(b)(f)
Barclays Bank plc ( Boston Scientific Corp. ) ,
10.31% , 07/24/25 .................. 1 83,897
BMO Capital Markets Corp. ( Boston Scientific
Corp. ) , 13.19% , 07/24/25 ............. 5 562,707
BMO Capital Markets Corp. ( Intuitive Surgical,
Inc. ) , 15.32% , 07/18/25 ............... —
(n)
269,149
BNP Paribas SA ( GE HealthCare Technologies,
Inc. ) , 14.64% , 07/31/25 ............... 3 221,326
Mizuho Markets Cayman LP ( Dexcom, Inc. ) ,
20.02% , 07/25/25 .................. 3 231,473
Nomura Holdings, Inc. ( Align Technology, Inc. ) ,
21.07% , 07/30/25 .................. 1 112,477
Toronto-Dominion Bank (The) ( Stryker Corp. ) ,
14.45% , 07/30/25 .................. 1 256,426
UBS AG ( IDEXX Laboratories, Inc. ) ,
14.70% , 08/06/25 .................. —
(n)
140,021
1,877,476
Health Care Providers & Services — 0.5%
(b)(f)
Barclays Bank plc ( Quest Diagnostics, Inc. ) ,
11.03% , 07/23/25 .................. 2 367,094
BNP Paribas SA ( Humana, Inc. ) ,
35.22% , 07/30/25 .................. 1 285,381
BNP Paribas SA ( Labcorp Holdings, Inc. ) ,
11.71% , 08/01/25 .................. 1 250,207
BNP Paribas SA ( Tenet Healthcare Corp. ) ,
21.81% , 07/24/25 .................. 2 294,885
JPMorgan Structured Products BV ( Humana,
Inc. ) , 33.25% , 07/30/25 ............... —
(n)
112,852
Morgan Stanley & Co. LLC ( Cardinal Health,
Inc. ) , 13.36% , 08/14/25 ............... 1 85,476
Morgan Stanley & Co. LLC ( Centene Corp. ) ,
13.98% , 07/25/25 .................. 1 74,893
Morgan Stanley & Co. LLC ( Elevance Health,
Inc. ) , 19.70% , 07/17/25 ............... 2 621,250
Morgan Stanley & Co. LLC ( McKesson Corp. ) ,
12.97% , 08/07/25 .................. —
(n)
84,392
Nomura Holdings, Inc. ( Cardinal Health, Inc. ) ,
12.48% , 08/14/25 .................. 2 398,655
Royal Bank of Canada ( McKesson Corp. ) ,
10.13% , 08/07/25 .................. —
(n)
361,334
Societe Generale SA ( Cigna Group (The) ) ,
13.35% , 07/31/25 .................. 1 224,962
UBS AG ( CVS Health Corp. ) , 24.50% , 07/31/25 8 566,224
3,727,605
Health Care Technology — 0.0%
HSBC Bank plc ( Veeva Systems, Inc. ) ,
12.65% , 07/14/25
(b) (f)
................ 1 284,694
Hotel & Resort REITs — 0.0%
Nomura Holdings, Inc. ( Host Hotels & Resorts,
Inc. ) , 23.15% , 07/31/25
(b) (f)
............. 11 163,536
Hotels, Restaurants & Leisure — 0.3%
(b)(f)
Barclays Bank plc ( Life Time Group Holdings,
Inc. ) , 23.70% , 08/01/25 ............... 5 142,367
Barclays Bank plc ( Royal Caribbean Cruises
Ltd. ) , 16.63% , 07/25/25 .............. 1 147,263
BNP Paribas SA ( Domino's Pizza, Inc. ) ,
16.75% , 07/18/25 .................. 1 266,224
Citigroup, Inc. ( Boyd Gaming Corp. ) ,
12.38% , 07/28/25 .................. 3 229,833
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Mizuho Markets Cayman LP ( Chipotle Mexican
Grill, Inc. ) , 15.37% , 07/24/25 ........... USD 4 $ 228,089
Nomura Holdings, Inc. ( Hilton Worldwide
Holdings, Inc. ) , 14.96% , 08/07/25 ........ 1 169,118
Societe Generale SA ( Airbnb, Inc. ) ,
22.08% , 08/06/25 .................. 1 187,199
Societe Generale SA ( Booking Holdings, Inc. ) ,
9.58% , 08/01/25 ................... —
(n)
280,761
Societe Generale SA ( Wingstop, Inc. ) ,
21.85% , 07/31/25 .................. —
(n)
98,595
UBS AG ( Cheesecake Factory, Inc. (The) ) ,
20.50% , 07/31/25 .................. 2 117,342
UBS AG ( Hyatt Hotels Corp. ) , 20.20% , 08/06/25 1 171,804
UBS AG ( McDonald's Corp. ) , 11.30% , 07/30/25 1 161,957
2,200,552
Household Durables — 0.1%
(b)(f)
JPMorgan Structured Products BV ( Whirlpool
Corp. ) , 28.69% , 07/29/25 ............. 1 88,679
Morgan Stanley & Co. LLC ( PulteGroup, Inc. ) ,
16.45% , 07/23/25 .................. 1 143,766
Morgan Stanley & Co. LLC ( Whirlpool Corp. ) ,
15.35% , 07/29/25 .................. 2 182,213
Royal Bank of Canada ( Toll Brothers, Inc. ) ,
17.80% , 07/07/25 .................. 1 145,540
560,198
Industrial Conglomerates — 0.0%
Morgan Stanley & Co. LLC ( 3M Co. ) ,
15.18% , 07/25/25
(b) (f)
................ 2 281,000
Insurance — 0.2%
(b)(f)
Barclays Bank plc ( W R Berkley Corp. ) ,
15.20% , 07/23/25 .................. 3 218,631
Mizuho Markets Cayman LP ( MetLife, Inc. ) ,
10.37% , 07/31/25 .................. 1 84,381
Morgan Stanley & Co. LLC ( Progressive Corp.
(The) ) , 11.72% , 07/16/25 ............. 2 476,672
Societe Generale SA ( American International
Group, Inc. ) , 12.60% , 07/31/25 ......... 1 111,133
Societe Generale SA ( Arthur J Gallagher & Co. ) ,
17.10% , 07/25/25 .................. 1 166,089
Societe Generale SA ( Travelers Cos., Inc. (The) ) ,
12.04% , 07/18/25 .................. 1 267,359
1,324,265
Interactive Media & Services — 0.6%
(b)(f)
Barclays Bank plc ( Meta Platforms, Inc. ) ,
14.97% , 07/31/25 .................. —
(n)
291,217
JPMorgan Structured Products BV ( Alphabet,
Inc. ) , 14.00% , 07/24/25 ............... 1 228,182
Royal Bank of Canada ( Alphabet, Inc. ) ,
16.05% , 07/24/25 .................. 11 1,959,386
UBS AG ( Meta Platforms, Inc. ) ,
16.80% , 07/31/25 .................. 3 1,892,142
4,370,927
IT Services — 0.0%
Societe Generale SA ( Twilio, Inc. ) ,
23.24% , 08/04/25
(b) (f)
................ 2 199,012
Leisure Products — 0.0%
Barclays Bank plc ( Hasbro, Inc. ) ,
18.03% , 07/25/25
(b) (f)
................ 1 86,030

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.1%
(b)(f)
Barclays Bank plc ( Danaher Corp. ) ,
15.57% , 07/23/25 .................. USD 2 $ 337,108
Morgan Stanley & Co. LLC ( Thermo Fisher
Scientific, Inc. ) , 18.05% , 07/24/25 ........ 1 551,531
888,639
Machinery — 0.2%
(b)(f)
Barclays Bank plc ( Xylem, Inc. ) ,
10.49% , 07/30/25 .................. 2 248,959
Morgan Stanley & Co. LLC ( Westinghouse Air
Brake Technologies Corp. ) , 11.81% , 07/24/25 1 140,092
Nomura Holdings, Inc. ( Deere & Co. ) ,
16.72% , 08/14/25 .................. 1 332,784
Royal Bank of Canada ( Pentair plc ) ,
12.78% , 07/23/25 .................. 1 141,413
Societe Generale SA ( Caterpillar, Inc. ) ,
14.50% , 08/06/25 .................. 1 286,227
Societe Generale SA ( Flowserve Corp. ) ,
21.53% , 07/30/25 .................. 5 234,014
Societe Generale SA ( Illinois Tool Works, Inc. ) ,
12.23% , 07/30/25 .................. 1 138,043
Societe Generale SA ( Ingersoll Rand, Inc. ) ,
15.69% , 07/31/25 .................. 2 140,128
UBS AG ( Parker-Hannifin Corp. ) ,
13.20% , 08/07/25 .................. —
(n)
170,601
1,832,261
Media — 0.0%
(b)(f)
Morgan Stanley & Co. LLC ( Charter
Communications, Inc. ) , 12.70% , 07/28/25 .. 1 225,736
Morgan Stanley & Co. LLC ( Fox Corp. ) ,
10.04% , 08/06/25 .................. 2 110,851
336,587
Metals & Mining — 0.0%
Mizuho Markets Cayman LP ( Freeport-
McMoRan, Inc. ) , 20.72% , 07/24/25
(b) (f)
..... 5 225,204
Oil, Gas & Consumable Fuels — 0.1%
(b)(f)
HSBC Bank plc ( Marathon Petroleum Corp. ) ,
16.84% , 08/06/25 .................. 1 162,947
JPMorgan Structured Products BV ( Exxon Mobil
Corp. ) , 14.14% , 08/04/25 ............. 1 161,566
Mizuho Markets Cayman LP ( Valero Energy
Corp. ) , 16.67% , 07/28/25 ............. 1 171,634
Societe Generale SA ( Chevron Corp. ) ,
15.36% , 08/04/25 .................. 1 162,474
658,621
Passenger Airlines — 0.0%
Societe Generale SA ( United Airlines Holdings,
Inc. ) , 31.15% , 07/17/25
(b) (f)
............. 1 83,464
Pharmaceuticals — 0.1%
(b)(f)
Nomura Holdings, Inc. ( Pfizer, Inc. ) ,
25.30% , 07/30/25 .................. 7 164,235
Societe Generale SA ( Elanco Animal Health,
Inc. ) , 28.72% , 08/08/25 ............... 21 282,372
446,607
Professional Services — 0.1%
(b)(f)
Barclays Bank plc ( Equifax, Inc. ) ,
16.26% , 07/17/25 .................. 1 136,218
Barclays Bank plc ( TransUnion ) ,
17.26% , 07/28/25 .................. 2 166,982
Societe Generale SA ( Automatic Data
Processing, Inc. ) , 10.92% , 07/31/25 ...... 1 273,405
576,605
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.4%
(b)(f)
BNP Paribas SA ( Teradyne, Inc. ) ,
22.62% , 07/24/25 .................. USD 2 $ 140,570
Mizuho Markets Cayman LP ( Advanced Micro
Devices, Inc. ) , 34.22% , 07/30/25 ........ 3 376,333
Mizuho Markets Cayman LP ( Skyworks
Solutions, Inc. ) , 22.52% , 07/30/25 ....... 2 140,286
Nomura Holdings, Inc. ( Analog Devices, Inc. ) ,
14.12% , 08/21/25 .................. 1 230,704
Royal Bank of Canada ( NVIDIA Corp. ) ,
23.09% , 07/14/25 .................. 16 2,331,260
Toronto-Dominion Bank (The) ( Monolithic Power
Systems, Inc. ) , 33.81% , 08/04/25 ........ —
(n)
262,514
3,481,667
Software — 0.8%
(b)(f)
Barclays Bank plc ( Cadence Design Systems,
Inc. ) , 19.52% , 07/23/25 ............... —
(n)
83,205
Barclays Bank plc ( ServiceNow, Inc. ) ,
13.57% , 07/25/25 .................. 1 688,532
BMO Capital Markets Corp. ( Synopsys, Inc. ) ,
16.06% , 07/14/25 .................. 1 298,561
HSBC Bank plc ( AppLovin Corp. ) ,
45.53% , 08/07/25 .................. —
(n)
76,439
HSBC Bank plc ( Confluent, Inc. ) ,
28.99% , 07/31/25 .................. 5 112,697
JPMorgan Structured Products BV ( Salesforce,
Inc. ) , 15.93% , 07/14/25 ............... 1 285,967
Morgan Stanley & Co. LLC ( Confluent, Inc. ) ,
28.16% , 07/31/25 .................. 9 223,416
Morgan Stanley & Co. LLC ( Manhattan
Associates, Inc. ) , 21.00% , 07/23/25 ...... 1 226,545
Nomura Holdings, Inc. ( Autodesk, Inc. ) ,
10.27% , 08/29/25 .................. 1 195,651
Nomura Holdings, Inc. ( Intuit, Inc. ) ,
9.85% , 08/22/25 ................... —
(n)
283,168
Nomura Holdings, Inc. ( Workday, Inc. ) ,
13.03% , 08/22/25 .................. 1 190,059
Royal Bank of Canada ( Palo Alto Networks, Inc. ) ,
12.63% , 08/20/25 .................. 1 143,059
Societe Generale SA ( Fair Isaac Corp. ) ,
19.61% , 07/31/25 .................. —
(n)
219,304
UBS AG ( Microsoft Corp. ) , 5.30% , 07/30/25 ... 6 2,976,586
6,003,189
Specialized REITs — 0.1%
(b)(f)
Nomura Holdings, Inc. ( Equinix, Inc. ) ,
11.08% , 08/07/25 .................. —
(n)
147,363
Royal Bank of Canada ( Digital Realty Trust, Inc. ) ,
16.81% , 07/28/25 .................. 1 218,584
365,947
Specialty Retail — 0.2%
(b)(f)
Morgan Stanley & Co. LLC ( Abercrombie & Fitch
Co. ) , 35.83% , 07/11/25 ............... 1 77,991
Morgan Stanley & Co. LLC ( Carvana Co. ) ,
33.65% , 07/31/25 .................. 1 202,870
Morgan Stanley & Co. LLC ( Lowe's Cos., Inc. ) ,
11.74% , 07/07/25 .................. 1 267,821
Nomura Holdings, Inc. ( Advance Auto Parts,
Inc. ) , 30.09% , 08/22/25 ............... 3 158,816
Royal Bank of Canada ( Burlington Stores, Inc. ) ,
21.21% , 07/14/25 .................. —
(n)
83,244
Royal Bank of Canada ( Home Depot, Inc. (The) ) ,
14.22% , 07/07/25 .................. 1 325,194
Societe Generale SA ( Dick's Sporting Goods,
Inc. ) , 21.30% , 07/11/25 ............... —
(n)
88,551
1,204,487

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.3%
(b)(f)
Societe Generale SA ( Seagate Technology
Holdings plc ) , 22.63% , 07/23/25 ......... USD 1 $ 175,873
Societe Generale SA ( Western Digital Corp. ) ,
21.27% , 07/31/25 .................. 2 147,338
Toronto-Dominion Bank (The) ( Apple, Inc. ) ,
15.17% , 08/04/25 .................. 8 1,719,803
2,043,014
Textiles, Apparel & Luxury Goods — 0.0%
Royal Bank of Canada ( Tapestry, Inc. ) ,
18.62% , 08/15/25
(b) (f)
................ 2 168,630
Tobacco — 0.1%
(b)(f)
BMO Capital Markets Corp. ( Philip Morris
International, Inc. ) , 17.74% , 07/24/25 ..... 3 555,508
Nomura Holdings, Inc. ( Altria Group, Inc. ) ,
20.74% , 07/31/25 .................. 3 194,132
749,640
Trading Companies & Distributors — 0.0%
(b)(f)
Barclays Bank plc ( Ferguson Enterprises, Inc. ) ,
18.43% , 07/17/25 .................. 1 144,128
Nomura Holdings, Inc. ( United Rentals, Inc. ) ,
15.61% , 07/25/25 .................. —
(n)
173,281
317,409
Total Equity-Linked Notes — 6 .9%
(Cost: $ 54,019,305 ) ............................... 55,117,825
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... 172 172,645
IT Services — 0.0%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
10/26/29 30 29,150
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 313 315,348
Total Fixed Rate Loan Interests — 0.0%
(Cost: $ 514,192 ) ................................. 517,143
Floating Rate Loan Interests
Aerospace & Defense — 0.5%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.58%
,
06/24/30 ............. 167 167,656
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
10/31/30 ................... 194 194,102
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.18%
,
08/03/29 ... 255 255,471
Cubic Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.84%
,
05/25/28 ................... 419 216,854
Cubic Corp., 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.84%
,
05/25/28 ................... 80 41,608
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , 10/31/31
(o)
..................... 533 532,958
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , 10/31/31
(o)
..................... 203 203,267
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
GOAT Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.08%
,
01/27/32 ................... USD 85 $ 84,872
Kaman Corp., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 2.75%; 6-mo.
CME Term SOFR at 0.50% Floor + 2.75% at
0.50% Floor + 2.75%), 7.08%
,
02/26/32 ... 114 114,153
Peraton Corp., 1st Lien Term Loan B , 02/01/28
(o)
312 274,317
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.18%
,
02/01/29 .................. 73 50,557
Propulsion BC Newco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
09/14/29 ............. 22 21,762
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.05%
,
11/06/28 ........ 72 72,334
Signia Aerospace LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.30%
,
12/11/31
(e)
............ 103 103,770
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
02/28/31 ................... 959 961,126
TransDigm, Inc., 1st Lien Term Loan K , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
03/22/30 ................... 624 625,789
TransDigm, Inc., 1st Lien Term Loan L , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
01/19/32 ................... 150 150,068
4,070,664
Automobile Components — 0.2%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
9.08%
,
02/06/29 ................... 76 70,787
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.83% , 05/06/30 ........... 654 651,836
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08% , 01/28/32 ........... 285 285,179
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.53%
,
01/30/32
(e)
........... 112 112,139
Gates Global LLC, 1st Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.08%
,
11/16/29 ................... 84 83,852
Gates Global LLC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.08%
,
06/04/31 ................... 416 415,822
RealTruck Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.44%
,
01/31/28 ............. 76 68,585
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 9.40% -
9.42%
,
11/17/28 ................... 200 194,800
1,883,000
Automobiles — 0.0%
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
07/02/31
(a) (e)
........... 197 195,435
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan
7.65% , 01/24/29 ................... 149 118,540

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages (continued)
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.71% , 01/24/29 ........... USD 279 $ 275,712
01/24/30
(o)
....................... 102 47,222
Sazerac Co., Inc., 1st Lien Term Loan B ,
06/24/32
(o)
....................... 193 192,759
634,233
Biotechnology — 0.1%
Phoenix Newco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.83%
,
11/15/28
(a)
.................. 410 409,986
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 7.69%
,
11/23/28
(e)
. 75 74,836
StubHub Holdco Sub LLC, 1st Lien Term Loan B ,
9.08%
,
03/15/30 ................... 686 664,212
739,048
Building Products — 0.2%
(a)
AZEK Group LLC (The), 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.33%
,
09/26/31 ............. 141 141,114
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
6.83%
,
05/14/29 ................... 21 20,721
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.68%
,
11/03/28 ................... 491 491,415
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.83%
,
10/02/28 ................... 222 221,474
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.55%
,
08/05/31 ................... 515 506,577
1,381,301
Capital Markets — 0.4%
(a)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , 7.04%
,
02/18/31 .......... 374 370,728
Aretec Group, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
08/09/30 ............. 75 75,060
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.33%
,
08/02/28 ........ 333 332,896
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.05%
,
12/20/29 ................... 333 333,363
Azalea Topco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.58%
,
04/30/31 ................... 133 133,161
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
11/25/31 .............. 220 220,668
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 6.33%
,
10/31/31 .. 244 244,662
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.33%
,
04/07/28 .. 272 272,405
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.08%
,
09/15/31 ........ USD 242 $ 241,087
Jane Street Group LLC, 1st Lien Term Loan ,
12/15/31
(o)
....................... 396 395,193
Jefferies Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
10/21/31 ............. 122 122,538
Osaic Holdings, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
08/17/28 ............. 168 167,911
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.33%
,
06/25/31
(e)
........... 58 57,648
2,967,320
Chemicals — 0.4%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 8.43%
,
11/24/27
(e)
........... 254 237,728
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%
,
08/18/28 ............. 117 116,703
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.31%
,
11/01/30 ................... 307 305,992
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.02%
,
10/04/29 ............. 53 52,609
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
12/18/30 ............. 292 292,326
Fortis 333, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.80%
,
03/29/32 ................... 109 108,830
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.08%
,
02/15/30 ................... 204 204,199
INEOS US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
02/18/30 ............. 39 37,700
INEOS US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.68%
,
10/07/31 ............. 90 81,695
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.32%
,
07/03/28 ............. 280 254,890
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
11/26/31
(e)
............ 189 188,814
Momentive Performance Materials, Inc., 1st Lien
Term Loan , 03/29/28
(o)
............... 340 340,914
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.51%
,
04/03/28 ............. 208 208,388
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.30%
,
06/23/31 ........ 395 389,737
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 2.96%), 7.35%
,
04/08/31 .. 113 105,811
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
10/09/31 ............. 87 85,915

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.32%
,
08/02/30 ............. USD 250 $ 247,515
WR Grace Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
09/22/28 ............. 243 243,514
3,503,280
Commercial Services & Supplies — 0.7%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , 8.05%
,
10/24/30
(e)
.......... 99 99,254
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.18%
,
05/12/28 ............. 750 752,829
Anticimex Global AB, 1st Lien Term Loan B6 ,
(1-day SOFR at 0.50% Floor + 3.40%),
7.66%
,
11/16/28 ................... 110 110,025
Aramark Services, Inc., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
04/06/28 ............. 81 80,676
Aramark Services, Inc., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
06/24/30 ............. 445 445,090
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.18%
,
09/06/27 ............. 240 240,596
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.30%
,
04/01/32 ............ 138 137,800
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
10/10/28 ................... 132 132,722
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (12-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.74%
,
09/30/31 ........ 778 768,883
Garda World Security Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.31%
,
02/01/29 ............. 280 279,917
Grant Thornton Advisors LLC, Delayed Draw 1st
Lien Term Loan , 06/02/31
(o)
............ 201 200,578
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 0.00%), 8.05%
,
10/17/30 ............ 73 73,242
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.43%
,
10/30/28 ................... 262 235,033
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.30%
,
03/11/32 ................... 444 444,442
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.32%
,
10/15/30 ... 59 59,402
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , 03/08/32
(o)
............. 389 385,298
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.55%
,
06/28/30 ............. 390 391,274
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
11/30/28 .............. 168 167,963
Reworld Holding Corp., 1st Lien Term Loan C ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
11/30/28 .............. 13 13,194
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.83%
,
11/14/30 ................... USD 9 $ 8,896
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.56%
,
02/15/29
(e)
.. 47 46,999
Tempo Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
08/31/28 ............. 337 335,123
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.43%
,
11/02/27 ................... 102 96,301
Vestis Corp., 1st Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
02/24/31 ................... 141 135,164
5,640,701
Communications Equipment — 0.0%
(a)
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
10/24/30 ................... 162 162,178
Viasat, Inc., 1st Lien Term Loan
03/02/29
(o)
....................... 37 35,424
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.93% , 05/30/30 ........... 41 39,320
236,922
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., 1st Lien Term
Loan C , 8.78%
,
08/01/30 ............. 608 506,788
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.83%
,
11/03/31 .............. 66 65,834
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.58%
,
12/15/28 ............. 119 119,394
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.44%
,
01/21/28 ................... 190 190,673
882,689
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
01/31/31 ................... 301 301,772
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.33%
,
03/08/29 .................. 90 80,939
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.55%
,
04/30/29 ........ 133 122,359
Potters Borrower LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
7.33%
,
12/14/27 ................... 47 47,520
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
04/14/31 ............. 258 257,716
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
03/19/29 ............. 223 223,247
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
02/10/32 ............. 222 222,053

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Standard Building Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 1.75%), 6.07%
,
09/22/28 ............ USD 45 $ 45,146
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.58%
,
10/19/29 ... 586 581,823
1,882,575
Consumer Staples Distribution & Retail — 0.0%
(a)
EG Finco Ltd., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.58%
,
02/07/28 ................... 56 55,759
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08% , 11/22/28 ............ 41 41,361
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08% , 10/03/31 ........... 199 200,514
297,634
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 7.06%
,
11/29/30 ............ 669 671,585
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B , 04/01/32
(o)
.............. 305 303,206
Clydesdale Acquisition Holdings, Inc., Delayed
Draw 1st Lien Term Loan B , 04/01/32
(o)
.... —
(n)
128
Colossus Acquireco LLC, 1st Lien Term Loan B ,
06/14/32
(o)
....................... 226 224,361
Mauser Packaging Solutions Holding Co., Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.32%
,
04/15/27 .. 204 203,427
Pregis Topco LLC, 1st Lien Term Loan ,
02/01/29
(o)
....................... 135 135,554
Reynolds Consumer Products LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.08%
,
03/04/32 ............ 55 55,227
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , 09/15/28
(o)
..................... 153 150,038
1,743,526
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.29%
,
10/28/27
(a)
.................. 140 107,014
Diversified Consumer Services — 0.2%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.50% Floor + 1.75%), 6.08%
,
11/24/28 .... 261 261,746
Kuehg Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.55%
,
06/12/30 ................... 76 75,827
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.28% -
8.31%
,
08/11/28 ................... 16 15,686
OMNIA Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.03%
,
07/25/30 ............. 154 154,463
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
03/26/31 ............. 116 116,648
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
02/07/31 ............. 145 145,409
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Spring Education Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.30%
,
09/30/30 ............ USD 158 $ 158,712
Verde Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.30%
,
11/30/30 .............. 91 90,793
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
01/30/31 ................... 343 340,887
1,360,171
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
05/18/30
(a)
............ 202 201,137
Diversified Telecommunication Services — 0.3%
(a)
Altice Financing SA, 1st Lien Term Loan ,
(US Prime Rate at 0.00% Floor + 1.75%),
9.25%
,
01/30/26
(e)
.................. 81 75,157
Connect Finco SARL, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
8.83%
,
09/13/29 ................... 84 79,530
Level 3 Financing, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.58%
,
03/29/32 ............. 529 534,401
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.33%
,
06/01/28 ............. 7 7,316
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/16/29 ............. 176 173,457
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/15/30 ............. 178 175,273
Orbcomm, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.69%
,
09/01/28 ................... 86 77,174
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
7.69%
,
09/25/26 ................... 221 191,655
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.68%
,
01/31/29 ........ 44 43,570
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.44%
,
03/09/27 ............. 828 785,830
2,143,363
Electric Utilities — 0.1%
(a)
NRG Energy, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.03%
,
04/16/31 ................... 219 219,768
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
12/20/30 ............. 220 220,457
440,225

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
06/20/31
(e)
.................. USD 275 $ 274,902
Coherent Corp., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.33%
,
07/02/29 ................... 313 312,796
587,698
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
02/13/32
(a)
.................. 71 71,119
Entertainment — 0.4%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.04%
,
07/22/30 ............. 185 184,020
Creative Artists Agency LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08%
,
10/01/31 ............. 579 580,913
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
6.30%
,
09/30/31 ................... 371 370,948
Liberty Media Corp., 1st Lien Term Loan ,
08/01/31
(o)
....................... 187 187,499
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.17%
,
10/19/26 ........ 240 239,253
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
11/13/29 .............. 303 288,116
NEP Group, Inc., 1st Lien Term Loan B , ( 7.84%
Cash or 1.50 % PIK), 08/19/26
(o) (p)
........ 90 82,486
Playtika Holding Corp., Facility 1st Lien Term
Loan B1 , 7.19%
,
03/13/28 ............. 136 133,318
UFC Holdings LLC, 1st Lien Term Loan B4 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
11/21/31 .............. 471 472,254
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
01/24/31 ............. 577 577,511
3,116,318
Financial Services — 0.7%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.58%
,
12/21/28 ........ 219 219,177
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 6.58%
,
02/13/32 .. 165 164,107
Altera Corp, 1st Lien Term Loan B , 06/18/32
(o)
. 135 134,888
Apex Group Treasury LLC, 1st Lien Term Loan B ,
02/27/32
(o)
....................... 272 271,127
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
01/03/29 ................... 429 429,467
Belron Finance 2019 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.05%
,
10/16/31 ............. 622 624,565
Boost Newco Borrower LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.30%
,
01/31/31 ............. 833 834,967
CPI Holdco B LLC, 1st Lien Term Loan
05/19/31
(o)
....................... 348 346,477
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58% , 05/19/31 ........... 167 166,791
Security
Par (000)
Par (000) Value
Financial Services (continued)
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 3.75%), 8.05%
,
04/09/27 ............ USD 467 $ 452,987
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.31%
,
04/07/28 ............. 129 123,122
Endeavor Operating Co. LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
03/24/32 ............. 651 651,202
FinCo I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
06/27/29 ................... 24 24,001
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.80%
,
01/31/30 ............. 60 59,249
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%
,
02/18/31 ............. 401 402,068
Hyperion Refinance SARL, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
04/18/30 ............. 32 32,151
Osttra Group Ltd., 1st Lien Term Loan , 05/21/32
(o)
170 170,510
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.55%
,
05/30/31 ............. 442 443,270
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
04/03/28 ................... 55 54,694
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
03/05/32 ................... 100 99,439
5,704,259
Food Products — 0.1%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
10/25/27 ................... 551 552,334
MP Midco Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.83%
,
03/29/30 ............. 13 12,921
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.54%
,
11/13/29 ........ 104 103,991
Primo Brands Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.55%
,
03/31/28 ................... 177 177,590
Utz Quality Foods LLC, 1st Lien Term Loan B ,
01/29/32
(o)
....................... 336 336,183
Wellness Pet LLC, 1st Lien Term Loan A , (3-mo.
CME Term SOFR at 0.00% Floor + 3.95%),
8.28%
,
12/31/29 ................... 21 17,785
Wellness Pet LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.33%
,
12/31/29 ................... 12 6,514
1,207,318
Gas Utilities — 0.0%
(a)
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.33%
,
03/25/32 ............ 107 107,382
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.08%
,
02/03/31 ............. 45 44,827
152,209

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation — 0.1%
(a)
Avis Budget Car Rental LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.19%
,
08/06/27 ............. USD 114 $ 113,260
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.05%
,
04/10/31 ............. 796 791,433
Hertz Corp. (The), 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.04%
,
06/30/28 ................... 195 161,206
Hertz Corp. (The), 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.04%
,
06/30/28 ................... 38 31,646
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
8.00%), 12.32% ( 12.32 % Cash or 5.00%
PIK), 08/20/29
(e) (p)
.................. 31 12,041
1,109,586
Health Care Equipment & Supplies — 0.1%
Bausch + Lomb Corp., 1st Lien Term Loan
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.33% , 09/29/28 ........... 125 125,104
(12-mo. CME Term SOFR at 0.00% Floor +
4.25%), 01/15/31
(o)
............... 434 434,462
559,566
Health Care Providers & Services — 0.5%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.33%
,
09/29/28 ............ 134 134,849
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.78%
,
11/08/32 ................... 252 252,732
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.33%
,
07/28/31 ........ 111 110,847
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.28%
,
08/01/29 ............. 277 278,353
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.08%
,
11/01/28 .............. 363 363,455
EyeCare Partners LLC, 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.02%
,
08/31/28 ............. 23 23,058
EyeCare Partners LLC, 1st Lien Term Loan
B , (6-mo. CME Term SOFR at 0.00% Floor
+ 1.00%), 5.23% ( 5.23 % Cash or 3.61%
PIK), 11/30/28
(p)
.................... 96 74,540
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.02% ( 11.02 % Cash or 11.47%
PIK), 11/30/28
(d) (e) (i) (p)
................. 7 1,654
Ingenovis Health, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.70%
,
03/06/28 ............. 64 25,475
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
05/19/31
(o)
....................... 150 147,957
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.88%
,
11/01/28 ............ 39 20,418
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 11.38%
,
11/01/29 ............ 110 46,384
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Medline Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.58%
,
10/23/28 ................... USD 1,500 $ 1,500,460
Option Care Health, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.58%
,
10/27/28 ............. 412 413,848
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.58%
,
11/19/31 ............ 93 92,610
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.08%
,
12/19/30 ............ 301 302,346
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.08%
,
08/01/31 ................... 84 84,446
3,873,432
Health Care Technology — 0.3%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.08%
,
02/15/29 ............. 781 779,974
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.07%
,
05/01/31 ................... 534 530,976
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.40%
,
10/01/27 ............. 235 225,543
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (6-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.42%
,
11/03/31 ............ 153 153,153
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.29%
,
06/02/28 ................... 443 431,304
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
10/22/29 ............. 86 86,366
2,207,316
Hotels, Restaurants & Leisure — 0.9%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
09/20/30 ................... 378 375,518
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.93% , 03/11/30 ............ 36 35,773
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.93% ( 11.93 % Cash or 6.00%
PIK), , 03/11/30
(p)
................. 33 31,927
Alterra Mountain Co., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
05/31/30 ............. 167 167,111
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.78%
,
10/02/28 ............. 265 233,513
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.58%
,
02/06/30 ............. 82 81,587
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.58%
,
02/06/31 ............. 731 729,258
Carnival Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 6.31% , 08/09/27 ........... 23 22,790

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
Schedule of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 6.31% , 10/18/28 ........... USD 110 $ 109,897
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
12/02/31 ............. 134 134,219
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
6.07%
,
03/04/32 ................... 341 339,866
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
01/29/29 ............. 710 708,891
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.05% , 12/02/30 ........... 575 572,509
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30% , 06/04/32
(e)
.......... 101 100,874
Four Seasons Hotels Ltd., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.08%
,
11/30/29 .............. 495 497,366
Great Canadian Gaming Corp., 1st Lien Term
Loan B , 9.07%
,
11/01/29 .............. 144 140,197
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.57%
,
05/27/32 ............ 158 158,954
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.07%
,
11/08/30 .... 364 364,745
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.83%
,
12/15/27 ................... 281 280,583
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.56%
,
04/16/29 ........ 302 301,811
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.55%
,
08/01/30 ............. 35 34,529
Packers Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.68%
,
03/02/28 ............. 69 36,789
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.83%
,
05/03/29 ............. 217 217,214
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.28%
,
04/04/29 ............ 151 150,662
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.33%
,
12/04/31 ... 128 127,843
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.33%
,
05/01/31 ........ 125 124,740
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
03/14/31 ............. 442 442,421
Voyager Parent LLC, 1st Lien Term Loan B ,
05/10/32
(o)
....................... 205 202,665
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.83%
,
08/03/28 ................... 193 193,183
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.08%
,
05/24/30 ............ 349 349,933
7,267,368
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
(a)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
01/16/32 ............. USD 435 $ 432,605
Madison Safety & Flow LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08%
,
09/26/31 ............. 112 112,417
Somnigroup International, Inc., 1st Lien Term
Loan B , 10/24/31
(o)
.................. 109 109,007
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.83%
,
12/19/29 ............. 30 29,505
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.44%
,
10/06/28 ............. 130 98,958
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 7.69%
,
10/29/27 ........ 160 158,295
940,787
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.33%
,
07/19/30 ........ 286 285,402
Calpine Corp., Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
01/31/31 ............. 128 127,689
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 2.25%), 6.58%
,
12/15/27 ............ 136 136,166
Talen Energy Supply LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.81%
,
12/11/31 .............. 105 105,684
654,941
Industrial Conglomerates — 0.1%
(a)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B , 06/25/32
(o)
..................... 59 59,295
Cube Industrial Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.52%
,
10/18/31 ............. 60 60,243
EMRLD Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
08/04/31 ................... 352 351,524
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.83%
,
05/31/30 ............. 519 518,345
989,407
Insurance — 0.8%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.07%
,
09/19/31 ............ 1,267 1,267,094
AmWINS Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.58%
,
01/30/32 ................... 580 580,189
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.33%
,
12/29/31 ............ 387 386,376
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
02/14/31 ............. 779 780,860
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B1 , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.31%
,
05/27/31 ................... 388 387,518

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.77%
,
06/20/30 ............. USD 771 $ 773,614
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.03%
,
03/15/30 ................... 166 164,814
Ryan Specialty Group LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
09/15/31 ............. 390 388,943
Truist Insurance Holdings LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.05%
,
05/06/31 ........ 555 554,908
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
09/27/30 ................... 334 333,208
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
11/21/29 ................... 501 499,490
6,117,014
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , 7.08%
,
01/31/31
(a)
................ 249 246,382
IT Services — 0.7%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.68%
,
08/21/28 ................... 220 217,625
Asurion LLC, 1st Lien Term Loan B12 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.58%
,
09/19/30 ................... 55 53,439
Asurion LLC, 1st Lien Term Loan B13 , 09/19/30
(o)
311 301,864
Asurion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.69%
,
07/30/27 ................... 301 300,961
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.69%
,
01/31/28 ................... 69 65,809
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.69%
,
01/19/29 ................... 129 119,426
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
07/06/29 ................... 573 476,859
Clearwater Analytics LLC, 1st Lien Term Loan ,
04/21/32
(e) (o)
...................... 166 165,792
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.28%
,
06/12/31 ........ 225 223,333
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.08%
,
05/30/31 ............. 570 570,806
Fortress Intermediate 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
06/27/31
(e)
............ 101 101,474
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.08%
,
05/30/31 ........ 400 400,170
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.08%
,
11/09/29 ........ 140 140,282
Security
Par (000)
Par (000) Value
IT Services (continued)
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
7.00%), 11.54% , 07/27/28 ........... USD 85 $ 22,822
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
06/17/31 ............. 418 417,204
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.58%
,
06/07/32 ............. 64 62,704
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.78%
,
07/01/31 ................... 94 90,598
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.33%
,
11/17/31 .... 291 290,893
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan , 7.55%
,
10/28/30 ........... 152 152,517
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.30%
,
07/16/31 ............ 275 274,882
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.33%
,
07/31/31 ... 753 755,418
Shift4 Payments LLC, 1st Lien Term Loan ,
05/07/32
(o)
....................... 130 131,015
X Corp., 1st Lien Term Loan B1 ,
10.95%
,
10/26/29 .................. 464 452,651
x.AI Corp., 1st Lien Term Loan B , 06/28/30
(o)
.. 117 111,393
5,899,937
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.94%
,
05/30/28
(a)
............ 49 49,287
Life Sciences Tools & Services — 0.0%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.43%
,
11/08/27 .............. 8 7,719
Fortrea Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.08%
,
07/01/30 ............. 19 16,566
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. 45 45,203
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. 11 11,263
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
09/27/30 ................... 172 170,696
251,447
Machinery — 0.6%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
07/31/28 ............. 504 503,024
Albion Financing 3 SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
08/16/29 ............. 258 257,856
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.79%
,
03/15/30 ................... 82 81,964

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.80%
,
05/15/28
(e)
............ USD 56 $ 55,527
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%
,
10/23/28 ............. 552 554,171
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.07%
,
06/12/31 ............ 99 99,208
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.78%
,
02/15/29 ........ 647 647,979
Indicor LLC, 1st Lien Term Loan D , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.05%
,
11/22/29 ................... 136 135,913
Innio North America Holding, Inc., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.76%
,
11/02/28 .... 148 148,682
Madison IAQ LLC, 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.76% , 06/21/28 ........... 552 551,673
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.51% , 05/06/32 ........... 276 276,583
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.44%
,
10/04/28 ................... 75 75,665
SPX FLOW, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.33%
,
04/05/29 ................... 305 305,809
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , 7.24%
,
04/30/30 ................ 444 444,846
Vertiv Group Corp., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.75% Floor +
1.75%), 6.07%
,
03/02/27 ............. 442 442,108
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.66%
,
12/18/28 ................... 98 42,617
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
01/27/31 ............. 293 293,188
4,916,813
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.76%
,
08/15/28 ............. 346 312,435
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.30%
,
12/09/30 ... 85 84,995
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.55%
,
12/15/31 ... 148 147,751
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.44%
,
08/23/28 ........ 48 47,411
CSC Holdings LLC, 1st Lien Term Loan ,
01/18/28
(o)
....................... 71 70,160
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
9.00%
,
04/15/27 ................... 410 399,271
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.54%
,
08/02/27 ............. 19 18,807
Security
Par (000)
Par (000) Value
Media (continued)
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.83%
,
08/30/30 ........ USD 58 $ 58,164
Fleet Midco I Ltd., 1st Lien Term Loan B2 , (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.06%
,
02/21/31
(e)
.................. 62 61,612
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
05/23/29 ............. 34 34,420
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.83%
,
06/30/28 ............ 122 122,372
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B , 7.55%
,
11/13/31 .............. 414 415,834
Ziggo Financing Partnership, 1st Lien Term Loan
I , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.93%
,
04/28/28 ............. 78 76,139
1,849,371
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.82%
,
03/03/32
(a)
........... 513 512,574
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.18%
,
11/22/30 .............. 69 69,505
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.52%
,
12/21/28 ........ 370 369,915
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 6.28%
,
10/04/30 ............ 18 17,959
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.31%
,
02/06/30 ................... 144 143,640
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
01/31/28 ................... 56 56,390
New Fortress Energy, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.81%
,
10/30/28 ............. 48 25,856
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 6.57%
,
10/05/28 ... 265 264,949
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.57%
,
06/16/32 ... 46 45,933
994,147
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.52%
,
04/20/28 ............. 136 135,086
Air Canada, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
03/21/31 ................... 270 269,855
American Airlines, Inc., 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.98% , 01/29/27 ........... 128 126,300
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.50% , 02/15/28 ........... 354 350,135
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.51% , 06/04/29 ........... 202 199,941

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
05/28/32
(o)
....................... USD 118 $ 118,649
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.07%
,
08/13/29 ............. 150 140,187
United Airlines, Inc., Facility 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.28%
,
02/24/31 ............. 213 213,399
1,553,552
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 5.50%), 9.83%
,
05/04/28 ............ 195 198,331
Elanco Animal Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.17%
,
08/02/27 ............. 177 177,076
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.58%
,
05/05/28 ............. 354 354,945
Opal LLC, Facility 1st Lien Term Loan B2 ,
7.44%
,
03/31/32 ................... 320 321,101
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.57%
,
05/19/31 ................... 91 88,823
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
04/20/29 ............. 152 151,575
1,291,851
Professional Services — 0.6%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.94%
,
02/04/28 ................... 276 277,391
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
09/29/31 ............. 268 267,473
Celestial- Saturn Parent, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 6.50%), 10.94%
,
06/04/29 ........... 115 111,435
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/02/28 ................... 343 339,498
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 6.08%
,
04/28/28 .. 550 550,066
Dayforce, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.28%
,
03/01/31
(e)
.................. 431 430,735
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.57%
,
01/18/29 ........ 830 829,756
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.05%
,
06/22/29 ................... 104 104,010
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.28% ( 6.28 % Cash or 3.75%
PIK), 07/31/30
(p)
.................... 99 91,678
Skopima Consilio Parent LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.08%
,
05/12/28 ............ 160 158,029
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
06/24/31 ................... 218 218,583
Security
Par (000)
Par (000) Value
Professional Services (continued)
TransUnion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.08%
,
06/24/31 ................... USD 499 $ 499,731
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.08%
,
09/28/29 ... 198 196,217
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
11/26/31 .............. 360 357,888
4,432,490
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 7.58%
,
01/31/30
(a)
.. 40 39,944
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.05%
,
07/06/29 ................... 179 180,187
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32%
,
08/17/29 ............. 424 423,949
604,136
Software — 1.4%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.80%
,
02/24/31 ............. 589 591,217
Barracuda Networks, Inc., 1st Lien Term Loan ,
8.78%
,
08/15/29 ................... 212 175,758
Boxer Parent Co., Inc., 1st Lien Term Loan ,
07/30/31
(o)
....................... 585 580,478
Capstone Borrower, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
06/17/30 ............. 237 236,909
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.33%
,
01/23/32 ............ 531 530,739
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
03/21/31 ............. 496 496,423
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 7.80%
,
03/30/29 ... 757 757,597
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.18%
,
10/09/28 ................... 282 270,032
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.43%
,
10/10/29 .................. 83 74,960
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.31%
,
12/09/31 ............. 719 719,223
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.55%
,
06/26/31
(e)
............ 107 106,646
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%
,
10/09/29 ............. 496 496,517
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.08%
,
11/15/32
(e)
............ 87 88,740

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
Schedule of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.08% , 09/12/29 ........... USD 572 $ 570,866
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08% , 04/16/32 ........... 87 86,804
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 9.33%
,
01/30/32 ............ 790 789,246
Informatica LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
10/27/28 ................... 223 224,113
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.58%
,
03/05/32 ................... 521 522,486
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
03/01/29 ................... 420 407,384
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.58% , 05/03/28 ........... 118 110,436
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.58% , 12/31/31 ........... 90 78,399
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
12/17/27 ............. 58 55,988
Proofpoint, Inc., 1st Lien Term Loan
08/31/28
(o)
....................... 62 62,007
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33% , 08/31/28 ........... 552 551,893
Queen MergerCo, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.28%
,
04/30/32 ............. 80 80,186
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.56%
,
04/24/28 ................... 334 331,586
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 33 32,136
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.43% , 11/15/29 ........... 152 150,872
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 19 18,455
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.43% , 06/30/28 ........... 8 8,233
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.43% , 11/15/29 ........... 46 43,199
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
05/09/31 ............. 606 608,961
UKG, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.31%
,
02/10/31 ................... 794 796,961
Voyage Australia Pty. Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.03%
,
07/20/28 ............. 21 20,914
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.02%
,
04/14/31 ................... 532 533,698
11,210,062
Security
Par (000)
Par (000) Value
Specialty Retail — 0.1%
(a)
Fender Musical Instruments Corp., 1st Lien Term
Loan , 12/01/28
(o)
................... USD 10 $ 8,715
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%; 3-mo. CME Term SOFR
at 0.00% Floor + 2.50% at 0.00% Floor +
2.50%), 6.83%
,
04/23/31 ............. 168 168,003
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , 7.33%
,
05/04/28 ........ 562 561,480
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.18%
,
02/11/28 ................... 136 133,944
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.94% , 10/20/28 ........... 71 68,880
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.68% , 10/20/28 ........... 45 43,596
984,618
Trading Companies & Distributors — 0.2%
(a)
Core & Main LP, 1st Lien Term Loan D , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
07/27/28 ................... 263 262,542
Core & Main LP, 1st Lien Term Loan E , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
02/10/31 ................... 416 416,654
Foundation Building Materials, Inc., 1st Lien Term
Loan , 8.29%
,
01/29/31 ............... 423 413,703
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
06/17/31 ................... 50 50,383
GYP Holdings III Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
05/13/30 ............. 104 104,420
Herc Holdings, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
06/02/32 ................... 51 51,149
TMK Hawk Parent Corp., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 1.00% Floor
+ 5.25%), 9.58% ( 9.58 % Cash or 3.25%
PIK), 06/29/29
(e) (p)
.................. 84 50,418
1,349,269
Transportation Infrastructure — 0.2%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
09/23/31 ................... 646 644,729
Brown Group Holding LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.83%
,
07/01/31 ............. 320 320,318
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.78%
,
07/01/31 ............. 407 407,366
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.68%
,
12/15/26
(e)
................. 121 119,963
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
03/18/30 ................... 31 31,022
1,523,398

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.1%
(a)
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.75%), 8.19%
,
05/01/28 ............ USD 82 $ 80,491
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
01/27/31 ............. 371 371,160
451,651
Total Floating Rate Loan Interests — 12 .9%
(Cost: $ 104,309,630 ) .............................. 103,439,491
Foreign Government Obligations
Mexico — 0.1%
United Mexican States
5.00% , 05/07/29 ................... 200 201,026
6.00% , 05/13/30 ................... 544 564,536
765,562
Total Foreign Government Obligations — 0 .1%
(Cost: $ 750,041 ) ................................. 765,562
Shares
Shares
Investment Companies
(q)
BlackRock Allocation Target Shares - BATS
Series A ......................... 4,748,824 45,351,266
BlackRock Floating Rate Income Portfolio, Class
K Shares ........................ 33,268 319,370
BlackRock High Equity Income Fund, Class K
Shares .......................... 813,676 23,328,101
BlackRock Mortgage-Backed Securities Fund,
Class K Shares .................... 6,316,143 50,023,850
iShares 1-5 Year Investment Grade Corporate
Bond ETF ........................ 284,261 14,997,610
iShares Broad USD High Yield Corporate Bond
ETF ............................ 743,531 27,889,848
iShares Core Dividend Growth ETF ........ 47,151 3,014,835
Total Investment Companies — 20 .6%
(Cost: $ 167,575,703 ) .............................. 164,924,880
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.6%
(b)
Angel Oak Mortgage Trust
Series 2023-5, Class A1, 4.80%, 09/25/67
(l)
. 990 981,046
Series 2025-7, Class A1, 5.51%, 06/25/70
(a)
. 750 753,687
BRAVO Residential Funding Trust, Series 2025-
NQM6, Class A1, 5.33%, 06/25/65
(l)
...... 1,000 999,998
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)
............... 653 635,607
CIM Trust, Series 2023-I2, Class A1, 6.64%,
12/25/67
(l)
........................ 263 264,669
COLT Mortgage Loan Trust
Series 2022-5, Class A1, 4.55%, 04/25/67
(a)
. 205 205,424
Series 2022-9, Class A1, 6.79%, 12/25/67
(l)
. 517 517,328
Series 2025-6, Class A1, 5.53%, 08/25/70
(l)
. 750 754,143
Cross Mortgage Trust, Series 2025-H5, Class A1,
5.51%, 07/25/70
(a)
.................. 1,000 1,003,508
Ellington Financial Mortgage Trust
(a)
Series 2021-2, Class A1, 0.93%, 06/25/66 .. 102 85,349
Series 2025-NQM2, Class A1, 5.60%,
06/25/70 ...................... 1,000 1,002,888
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
GCAT Trust
Series 2022-NQM3, Class A1, 4.35%,
04/25/67
(a)
..................... USD 718 $ 715,152
Series 2025-NQM3, Class A1, 5.55%,
05/25/70
(l)
...................... 1,000 1,003,159
GS Mortgage-Backed Securities Trust
Series 2025-NQM2, Class A1, 5.65%,
06/25/65
(a)
..................... 660 659,789
Series 2025-RPL3, Class A1, 4.10%,
07/25/65
(l)
...................... 1,000 962,700
HOMES Trust
(l)
Series 2025-AFC2, Class A1A, 5.47%,
06/25/60 ...................... 1,000 999,985
Series 2025-NQM3, Class A1, 5.63%,
02/25/70 ...................... 650 654,669
J.P. Morgan Mortgage Trust, Series 2022-DSC1,
Class A1, 4.75%, 01/25/63
(a)
........... 671 655,906
MFA Trust
(l)
Series 2022-CHM1, Class A1, 4.88%,
09/25/56 ...................... 574 561,004
Series 2023-NQM2, Class A1, 4.40%,
03/25/68 ...................... 291 289,102
Mill City Mortgage Loan Trust
(l)
Series 2023-NQM1, Class A1, 6.05%,
10/25/67 ...................... 112 112,201
Series 2023-NQM2, Class A1, 6.24%,
12/25/67 ...................... 170 170,591
Morgan Stanley Residential Mortgage Loan
Trust, Series 2025-NQM4, Class A1, 5.59%,
06/25/70
(l)
........................ 750 749,991
OBX Trust
(l)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 ...................... 282 281,024
Series 2022-NQM8, Class A1, 6.10%,
09/25/62 ...................... 144 143,657
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 ...................... 906 905,427
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)
.................. 715 712,672
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM3, Class A1, 5.60%,
05/25/65
(l)
........................ 750 753,636
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(l)
............ 856 854,462
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(l)
....... 876 860,907
Verus Securitization Trust
(l)
Series 2022-3, Class A1, 4.13%, 02/25/67 .. 519 496,329
Series 2022-INV2, Class A1, 6.79%, 10/25/67 699 698,876
20,444,886
Commercial Mortgage-Backed Securities — 3.8%
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41 1,080 1,118,056
Series 2024-MAR, Class C, 7.77%, 12/10/41 770 803,446
BHMS, Series 2018-ATLS, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%), 5.86%,
07/15/35
(a) (b)
...................... 1,160 1,159,394
BOCA Commercial Mortgage Trust, Series 2024-
BOCA, Class A, (1-mo. CME Term SOFR at
1.92% Floor + 1.92%), 6.23%, 08/15/41
(a) (b)
. 520 521,300
BPR Trust, Series 2021-TY, Class A, (1-mo. CME
Term SOFR at 1.05% Floor + 1.16%), 5.48%,
09/15/38
(a) (b)
...................... 400 399,503
BX Commercial Mortgage Trust
(b)
Series 2020-VIV4, Class A, 2.84%, 03/09/44 790 720,790

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
Schedule of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.00%,
08/15/39
(a)
..................... USD 1,121 $ 1,125,385
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.60%, 12/15/39
(a)
................ 319 319,122
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.85%, 06/15/37
(a)
................ 1,038 1,038,462
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................. 301 288,389
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class A, (1-mo. CME Term SOFR
at 2.59% Floor + 2.59%), 6.90%, 08/15/36
(a) (b)
370 370,214
Commercial Mortgage Trust, Series 2024-WCL1,
Class A, (1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 6.15%, 06/15/41
(a) (b)
...... 914 913,714
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.95%, 08/15/41
(a) (b)
................. 200 199,248
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.19%,
08/15/34
(a) (b)
...................... 1,400 1,400,000
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.05%, 04/15/37
(a) (b)
........... 640 638,600
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.76%,
12/15/39
(a) (b)
...................... 770 770,000
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
6.12%, 08/15/39
(a) (b)
................. 570 571,733
GS Mortgage Securities Corp. Trust, Series
2021-DM, Class A, (1-mo. CME Term SOFR
at 0.89% Floor + 1.00%), 5.31%, 11/15/36
(a) (b)
400 397,000
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.82%, 07/15/30
(a) (b)
................. 871 871,272
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
6.15%, 10/15/41
(a) (b)
................. 759 759,120
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.85%, 05/15/37
(a) (b)
. 770 770,481
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.64%, 02/05/45
(a) (b)
........... 770 790,032
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.93%, 06/15/39
(a) (b)
. 770 770,480
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.85%, 12/15/39
(a) (b)
. 930 928,205
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
5.90%, 06/15/39
(a) (b)
................. 1,220 1,220,760
LEX Mortgage Trust, Series 2024-BBG, Class A,
5.04%, 10/13/33
(a) (b)
................. 1,000 1,005,235
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.70%, 08/17/42
(a) (b)
...... 630 628,011
Morgan Stanley Capital I, Series 2017-HR2,
Class B, 4.06%, 12/15/50
(a)
............ 990 960,380
NCMF Trust, Series 2025-MFS, Class A, 4.88%,
06/10/33
(a) (b)
...................... 976 974,105
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
NJ 2025-WBRK, Series 2025-WBRK, Class A,
5.87%, 03/05/35
(b)
.................. USD 1,000 $ 1,032,940
NJ Trust, Series 2023-GSP, Class A, 6.70%,
01/06/29
(a) (b)
...................... 833 876,121
NYC Commercial Mortgage Trust, Series 2025-
3BP, Class A, (1-mo. CME Term SOFR at
1.21% Floor + 1.21%), 5.52%, 02/15/42
(a) (b)
. 1,000 991,875
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.30%, 08/15/29
(a) (b)
................. 442 443,988
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.80%, 12/15/39
(a) (b)
................. 790 789,753
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.20%, 06/15/39
(a) (b)
................. 600 600,960
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.05%, 04/15/41
(a) (b)
........... 980 980,612
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.26%, 10/15/41
(a) (b)
................. 770 769,519
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.55%, 12/15/39
(a) (b)
. 770 769,759
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 510 516,821
Velocity Commercial Capital Loan Trust, Series
2025-3, Class A, 5.87%, 06/25/55
(a) (b)
..... 487 491,452
30,696,237
Total Non-Agency Mortgage-Backed Securities — 6 .4%
(Cost: $ 50,738,997 ) ............................... 51,141,123
Beneficial Interest
(000)
Other Interests
(r)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc., Capital Trust
VII
(d) (e) (i)
.......................... 15 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.1%
Electric Utilities — 0.1%
Edison International , Series A , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38%
(a) (j)
........... 597 562,089
Total Capital Trusts — 0 .1%
(Cost: $ 560,285 ) ................................. 562,089
Shares
Shares
Preferred Stocks — 0.0%
Chemicals — 0.0%
FUCHS SE (Preference) ................ 241 13,320

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
34
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 0.0%
(d)(e)
Veritas Newco ....................... 171 $ 3,849
Veritas Newco, Series G-1 ............... 118 2,659
6,508
Machinery — 0.0%
Jungheinrich AG (Preference) ............ 661 31,194
Sirva-Bgrs Holdings, Inc. , 15.25% .......... 13 2,329
33,523
Total Preferred Stocks — 0.0%
(Cost: $ 56,350 ) ................................. 53,351
Total Preferred Securities — 0 .1%
(Cost: $ 616,635 ) ................................. 615,440
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(d) (e)
394 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 94.4%
(Cost: $ 744,809,816 ) .............................. 756,823,585
Short-Term Securities
Money Market Funds — 5.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20%
(q) (s)
................... 44,519,926 44,519,926
Total Short-Term Securities — 5 .6%
(Cost: $ 44,519,926 ) ............................... 44,519,926
Total Investments — 100 .0%
(Cost: $ 789,329,742 ) .............................. 801,343,511
Liabilities in Excess of Other Assets — (0.0) % ............. (322,644)
Net Assets — 100.0% ...............................
$ 801,020,867
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
When-issued security.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $269,853, representing less than 0.05% of its net assets as of period end, and an original cost of $212,686.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Perpetual security with no stated maturity date.
(k)
All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Zero-coupon bond.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(q)
Affiliate of the Fund.
(r)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
Schedule of Investments
35
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (1,858)
(b)
$ 1,858 $ — $ — — $ 4,371
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 57,838,901 — (13,318,975)
(b)
— — 44,519,926 44,519,926 1,303,364 —
BlackRock Allocation Target
Shares - BATS Series A .. 44,971,360 — — — 379,906 45,351,266 4,748,824 1,345,346 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares .............. 24,027,867 375,588 (23,642,181) (442,216) 312 319,370 33,268 375,578 —
BlackRock High Equity Income
Fund, Class K Shares ... 36,051,261 1,294,555 (13,686,749) (701,687) 370,721 23,328,101 813,676 1,294,523 —
BlackRock Mortgage-Backed
Securities Fund, Class K
Shares .............. 59,136,243 1,231,645 (11,317,800) (2,002,383) 2,976,145 50,023,850 6,316,143 1,231,649 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF — 14,855,224 — — 142,386 14,997,610 284,261 165,362 —
iShares Broad USD High Yield
Corporate Bond ETF .... — 26,990,161 — — 899,687 27,889,848 743,531 174,588 —
iShares Core Dividend Growth
ETF ................ 13,525,777 23,204,353 (33,856,947) (373,614) 515,266 3,014,835 47,151 96,658 —
$ (3,518,042) $ 5,284,423 $ 209,444,806 $ 5,991,439 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
36
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 322 09/08/25 $ 49,366 $ (291,533)
JPY Currency ............................................................ 324 09/15/25 28,328 52,351
S&P 500 E-Mini Index ....................................................... 17 09/19/25 5,316 27,563
U.S. Treasury 10-Year Note ................................................... 1,792 09/19/25 200,928 3,768,290
$ 3,556,671
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 % Quarterly 06/20/30 USD 5,630 $ (126,405) $ (95,009) $ (31,396)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 Quarterly 06/20/30 USD 79 (1,783) (1,468) (315)
$ (128,188) $ (96,477) $ (31,711)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1 .00 % Quarterly 06/20/29 BBB+ USD 380 $ 7,203 $ 6,031 $ 1,172
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High
Yield Index Series 43 25-35% 5 .00 % Quarterly JPMorgan Chase Bank NA 12/20/29 USD 1,190 $ (181,104) $ (180,246) $ (858)
Markit CDX North American
Investment Grade Index
Series 43 7-15% ........ 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 1,972 (34,320) (31,968) (2,352)
Devon Energy Corp. ........ 1 .00 Quarterly Bank of America NA 06/20/30 USD 163 (308) 144 (452)
Devon Energy Corp. ........ 1 .00 Quarterly Bank of America NA 06/20/30 USD 103 (195) 91 (286)
Lennar Corp. ............. 5 .00 Quarterly Bank of America NA 06/20/30 USD 17 (3,136) (3,080) (56)
Lennar Corp. ............. 5 .00 Quarterly Bank of America NA 06/20/30 USD 20 (3,689) (3,555) (134)
Lennar Corp. ............. 5 .00 Quarterly Bank of America NA 06/20/30 USD 32 (5,901) (5,689) (212)
Lennar Corp. ............. 5 .00 Quarterly Bank of America NA 06/20/30 USD 31 (5,718) (5,527) (191)
Lennar Corp. ............. 5 .00 Quarterly Bank of America NA 06/20/30 USD 48 (8,853) (8,558) (295)
Lennar Corp. ............. 5 .00 Quarterly Deutsche Bank AG 06/20/30 USD 27 (4,980) (4,836) (144)
PulteGroup, Inc. .......... 5 .00 Quarterly Bank of America NA 06/20/30 USD 31 (5,860) (5,607) (253)
PulteGroup, Inc. .......... 5 .00 Quarterly Bank of America NA 06/20/30 USD 37 (6,994) (6,692) (302)
PulteGroup, Inc. .......... 5 .00 Quarterly Bank of America NA 06/20/30 USD 59 (11,153) (10,671) (482)
PulteGroup, Inc. .......... 5 .00 Quarterly Bank of America NA 06/20/30 USD 48 (9,072) (8,681) (391)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
Schedule of Investments
37
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Toll Brothers Finance Corp. ... 1 .00 % Quarterly Bank of America NA 06/20/30 USD 64 $ (324) $ 56 $ (380)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 40 (202) 35 (237)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 28 (142) 12 (154)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 43 (217) 19 (236)
$ – $ – $ –
$ (282,168) $ (274,753) $ (7,415)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
AT&T, Inc. ........... 1 .00 % Quarterly Bank of America NA 06/20/29 BBB USD 39 $ 737 $ 500 $ 237
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 182 3,441 2,105 1,336
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 39 737 498 239
AT&T, Inc. ........... 1 .00 Quarterly Deutsche Bank AG 06/20/29 BBB USD 49 926 567 359
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 81 10,071 9,948 123
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 38 4,726 4,664 62
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 92 11,439 11,233 206
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 35 4,352 4,176 176
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 58 7,215 7,005 210
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 35 4,352 4,203 149
Ford Motor Co. ....... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BBB- USD 33 4,078 3,991 87
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 38 639 308 331
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 58 975 513 462
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 38 639 279 360
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 58 975 364 611
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 183 3,078 1,405 1,673
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 41 690 232 458
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 61 1,026 495 531
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 110 2,178 1,704 474
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 79 1,564 1,174 390
Teck Resources Ltd. .... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 269 45,179 36,144 9,035
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 436 8,265 6,985 1,280
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 123 2,332 2,017 315
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 769 14,578 11,609 2,969
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 112 2,123 1,800 323
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 149 2,825 2,394 431
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 90 1,706 1,330 376
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 06/20/30 BBB- USD 138 1,650 — 1,650
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 06/20/30 BBB- USD 336 4,017 — 4,017
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 06/20/30 BB USD 20 48 (183) 231
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 06/20/30 BB USD 90 214 (430) 644
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 06/20/30 BB USD 110 399 (952) 1,351

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
38
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB USD 20 $ 73 $ (122) $ 195
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 BB USD 20 73 (174) 247
$ 147,320 $ 115,782 $ 31,538
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 2,000 $ 12,150 $ (20,206) $ 32,356
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 1,500 33,160 (4,812) 37,972
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/25 USD 1,000 5,718 (10,547) 16,265
$ 51,028 $ (35,565) $ 86,593
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32%
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 6,031 $ (96,477) $ 1,172 $ (31,711)
OTC Swaps ................................................................... 118,000 (312,536) 118,131 (7,415)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
Schedule of Investments
39
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 27,563 $ 52,351 $ 3,768,290 $ — $ 3,848,204
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,172 — — — — 1,172
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 149,538 — — 86,593 — 236,131
$ — $ 150,710 $ 27,563 $ 52,351 $ 3,854,883 $ — $ 4,085,507
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 291,533 $ — $ 291,533
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 31,711 — — — — 31,711
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 284,386 — — 35,565 — 319,951
$ — $ 316,097 $ — $ — $ 327,098 $ — $ 643,195
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 2,557,412 $ (406,229) $ 2,190,966 $ — $ 4,342,149
Options purchased
(a)
..................... — — 490,514 — — — 490,514
Options written ........................ — 5,278 — — — — 5,278
Swaps .............................. — 199,001 — — 100,808 — 299,809
$ — $ 204,279 $ 3,047,926 $ (406,229) $ 2,291,774 $ — $ 5,137,750
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (230,547) $ (222,327) $ 6,660,067 $ — $ 6,207,193
Swaps .............................. — (13,244) — — (99,594) — (112,838)
$ — $ (13,244) $ (230,547) $ (222,327) $ 6,560,473 $ — $ 6,094,355
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 310,197,024
Average notional value of contracts — short ................................................................................. 15,902,002
Options
Average value of option contracts purchased ................................................................................ —
(a)
Average notional value of swaption contracts written ........................................................................... —
(a)
Credit default swaps
Average notional value — buy protection ................................................................................... 17,022,584
Average notional value — sell protection ................................................................................... 5,740,452
Total return swaps
Average notional value ............................................................................................... 5,291,237
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
40
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 684,707 $ —
Swaps — centrally cleared .............................................................................. — 4,554
Swaps — OTC
(a)
..................................................................................... 236,131 319,951
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 920,838 $ 324,505
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(684,707) (4,554)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 236,131 $ 319,951
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Bank of America NA .............................. $ 106,805 $ (63,686) $ — $ — $ 43,119
Barclays Bank plc ................................ 31,829 — — — 31,829
Deutsche Bank AG ............................... 5,004 (4,980) — — 24
JPMorgan Chase Bank NA .......................... 5,653 (5,653) — — —
Morgan Stanley & Co. International plc .................. 86,840 (35,739) — — 51,101
$ 236,131 $ (110,058) $ — $ — $ 126,073
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)
Bank of America NA .............................. $ 63,686 $ (63,686) $ — $ — $ —
Deutsche Bank AG ............................... 4,980 (4,980) — — —
Goldman Sachs International ........................ 34,320 — — — 34,320
JPMorgan Chase Bank NA .......................... 181,226 (5,653) — — 175,573
Morgan Stanley & Co. International plc .................. 35,739 (35,739) — — —
$ 319,951 $ (110,058) $ — $ — $ 209,893
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 83,549,423 $ — $ 83,549,423
Common Stocks
Aerospace & Defense .................................... 1,448,076 1,493,365 — 2,941,441
Automobile Components .................................. 54,698 251,295 — 305,993
Automobiles .......................................... — 299,047 — 299,047

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
Schedule of Investments
41
Level 1 Level 2 Level 3 Total
Banks ............................................... $ 2,790,759 $ 3,793,403 $ — $ 6,584,162
Beverages ........................................... 1,697,505 288,245 — 1,985,750
Biotechnology ......................................... 1,203,003 — — 1,203,003
Broadline Retail ........................................ 37,711 — — 37,711
Building Products ....................................... 1,190,478 191,950 — 1,382,428
Capital Markets ........................................ 3,659,376 66,850 — 3,726,226
Chemicals ............................................ 303,704 1,386,023 — 1,689,727
Commercial Services & Supplies ............................. 837,300 231,711 — 1,069,011
Communications Equipment ................................ 141,549 121,703 — 263,252
Construction & Engineering ................................ 54,327 764,015 — 818,342
Construction Materials .................................... 162,420 322,329 — 484,749
Consumer Finance ...................................... 302,757 — — 302,757
Consumer Staples Distribution & Retail ........................ 2,174,649 490,455 — 2,665,104
Containers & Packaging .................................. 393,421 — — 393,421
Distributors ........................................... 181,084 — — 181,084
Diversified REITs ....................................... 177,101 461,268 — 638,369
Diversified Telecommunication Services ........................ 1,118,401 1,490,425 — 2,608,826
Electric Utilities ........................................ 374,035 131,223 — 505,258
Electrical Equipment ..................................... 1,332,603 185,848 — 1,518,451
Electronic Equipment, Instruments & Components ................. 612,191 186,127 — 798,318
Energy Equipment & Services .............................. 986,775 — — 986,775
Financial Services ...................................... 818,879 — 165,174 984,053
Food Products ......................................... — 420,455 — 420,455
Gas Utilities ........................................... 14,949 — — 14,949
Ground Transportation ................................... 803,439 58 — 803,497
Health Care Equipment & Supplies ........................... 171,312 163,564 — 334,876
Health Care Providers & Services ............................ 2,258,877 42,398 — 2,301,275
Health Care REITs ...................................... 987,748 — — 987,748
Hotel & Resort REITs .................................... — 115,171 — 115,171
Hotels, Restaurants & Leisure .............................. 331,409 124,706 — 456,115
Household Durables ..................................... 48,423 905,959 — 954,382
Household Products ..................................... 1,429,584 243,622 — 1,673,206
Industrial Conglomerates .................................. — 190,147 — 190,147
Industrial REITs ........................................ 768,980 604,254 — 1,373,234
Insurance ............................................ 1,752,354 1,973,834 — 3,726,188
Interactive Media & Services ............................... 4,191,874 — — 4,191,874
IT Services ........................................... 1,599,046 175,769 80,610 1,855,425
Machinery ............................................ 2,676,662 1,625,414 — 4,302,076
Media ............................................... 211,935 — 68,619 280,554
Metals & Mining ........................................ 22,617 86,993 — 109,610
Multi-Utilities .......................................... 1,790,426 198,265 — 1,988,691
Office REITs .......................................... 449,754 62,618 — 512,372
Oil, Gas & Consumable Fuels ............................... 1,061,446 1,317,092 — 2,378,538
Passenger Airlines ...................................... — 72,753 — 72,753
Personal Care Products .................................. — 304,887 — 304,887
Pharmaceuticals ....................................... — 5,369,862 — 5,369,862
Professional Services .................................... 449,265 1,595,002 — 2,044,267
Real Estate Management & Development ....................... — 810,551 — 810,551
Residential REITs ....................................... 799,453 167,094 — 966,547
Retail REITs .......................................... 901,324 129,627 — 1,030,951
Semiconductors & Semiconductor Equipment .................... 4,230,962 3,379,811 — 7,610,773
Software ............................................. 7,351,163 48,416 — 7,399,579
Specialized REITs ...................................... 2,130,231 242,706 — 2,372,937
Specialty Retail ........................................ 1,372,389 295,733 — 1,668,122
Technology Hardware, Storage & Peripherals .................... 1,254,918 173,907 — 1,428,825
Trading Companies & Distributors ............................ — 1,000,523 — 1,000,523
Transportation Infrastructure ............................... — — 30,258 30,258
Water Utilities ......................................... — 105,874 — 105,874
Corporate Bonds
Aerospace & Defense .................................... — 4,909,805 — 4,909,805
Air Freight & Logistics .................................... — 92,990 — 92,990
Automobile Components .................................. — 952,698 — 952,698
Automobiles .......................................... — 1,101,661 — 1,101,661
Banks ............................................... — 48,505,392 — 48,505,392
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
42
Level 1 Level 2 Level 3 Total
Beverages ........................................... $ — $ 230,349 $ — $ 230,349
Biotechnology ......................................... — 752,465 — 752,465
Broadline Retail ........................................ — 73,445 — 73,445
Building Products ....................................... — 69,202 — 69,202
Capital Markets ........................................ — 22,129,248 — 22,129,248
Chemicals ............................................ — 1,404,382 — 1,404,382
Commercial Services & Supplies ............................. — 52,145 — 52,145
Communications Equipment ................................ — 1,613,700 — 1,613,700
Construction Materials .................................... — 202,300 — 202,300
Consumer Finance ...................................... — 11,143,919 — 11,143,919
Consumer Staples Distribution & Retail ........................ — 118,088 — 118,088
Containers & Packaging .................................. — 1,874,083 — 1,874,083
Diversified Consumer Services .............................. — 773,603 — 773,603
Diversified REITs ....................................... — 2,440,679 — 2,440,679
Diversified Telecommunication Services ........................ — 765,432 — 765,432
Electric Utilities ........................................ — 14,645,866 — 14,645,866
Electronic Equipment, Instruments & Components ................. — 646,470 — 646,470
Entertainment ......................................... — 325,071 — 325,071
Financial Services ...................................... — 2,554,917 — 2,554,917
Food Products ......................................... — 859,194 — 859,194
Gas Utilities ........................................... — 68,887 — 68,887
Ground Transportation ................................... — 2,086,388 — 2,086,388
Health Care Equipment & Supplies ........................... — 3,601,010 — 3,601,010
Health Care Providers & Services ............................ — 8,321,211 — 8,321,211
Health Care REITs ...................................... — 2,569,694 — 2,569,694
Hotels, Restaurants & Leisure .............................. — 413,702 — 413,702
Household Durables ..................................... — 189,395 — 189,395
Independent Power and Renewable Electricity Producers ............ — 778,531 — 778,531
Industrial Conglomerates .................................. — 2,334,116 — 2,334,116
Industrial REITs ........................................ — 156,777 — 156,777
Insurance ............................................ — 2,328,287 — 2,328,287
IT Services ........................................... — 510,256 — 510,256
Machinery ............................................ — 629,772 — 629,772
Media ............................................... — 5,752,858 — 5,752,858
Metals & Mining ........................................ — 3,568,416 — 3,568,416
Multi-Utilities .......................................... — 2,453,320 — 2,453,320
Oil, Gas & Consumable Fuels ............................... — 14,834,413 — 14,834,413
Paper & Forest Products .................................. — 542,710 — 542,710
Passenger Airlines ...................................... — 871,887 — 871,887
Pharmaceuticals ....................................... — 5,441,254 — 5,441,254
Professional Services .................................... — 59,231 — 59,231
Residential REITs ....................................... — 1,095,244 — 1,095,244
Retail REITs .......................................... — 975,353 — 975,353
Semiconductors & Semiconductor Equipment .................... — 4,603,587 201,234 4,804,821
Software ............................................. — 5,711,395 — 5,711,395
Specialized REITs ...................................... — 3,802,637 — 3,802,637
Specialty Retail ........................................ — 13,514 — 13,514
Technology Hardware, Storage & Peripherals .................... — 1,038,090 — 1,038,090
Tobacco ............................................. — 4,402,326 — 4,402,326
Trading Companies & Distributors ............................ — 1,918,013 — 1,918,013
Transportation Infrastructure ............................... — — 25,442 25,442
Wireless Telecommunication Services ......................... — 1,656,294 — 1,656,294
Equity-Linked Notes ...................................... — 55,117,825 — 55,117,825
Fixed Rate Loan Interests ................................... — 517,143 — 517,143
Floating Rate Loan Interests
Aerospace & Defense .................................... — 3,966,894 103,770 4,070,664
Automobile Components .................................. — 1,770,861 112,139 1,883,000
Automobiles .......................................... — — 195,435 195,435
Beverages ........................................... — 634,233 — 634,233
Biotechnology ......................................... — 409,986 — 409,986
Broadline Retail ........................................ — 664,212 74,836 739,048
Building Products ....................................... — 1,381,301 — 1,381,301
Capital Markets ........................................ — 2,909,672 57,648 2,967,320
Chemicals ............................................ — 3,076,738 426,542 3,503,280
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
Schedule of Investments
43
Level 1 Level 2 Level 3 Total
Commercial Services & Supplies ............................. $ — $ 5,494,448 $ 146,253 $ 5,640,701
Communications Equipment ................................ — 236,922 — 236,922
Construction & Engineering ................................ — 882,689 — 882,689
Construction Materials .................................... — 1,882,575 — 1,882,575
Consumer Staples Distribution & Retail ........................ — 297,634 — 297,634
Containers & Packaging .................................. — 1,743,526 — 1,743,526
Distributors ........................................... — 107,014 — 107,014
Diversified Consumer Services .............................. — 1,360,171 — 1,360,171
Diversified REITs ....................................... — 201,137 — 201,137
Diversified Telecommunication Services ........................ — 2,068,206 75,157 2,143,363
Electric Utilities ........................................ — 440,225 — 440,225
Electronic Equipment, Instruments & Components ................. — 312,796 274,902 587,698
Energy Equipment & Services .............................. — 71,119 — 71,119
Entertainment ......................................... — 3,116,318 — 3,116,318
Financial Services ...................................... — 5,704,259 — 5,704,259
Food Products ......................................... — 1,207,318 — 1,207,318
Gas Utilities ........................................... — 152,209 — 152,209
Ground Transportation ................................... — 1,097,545 12,041 1,109,586
Health Care Equipment & Supplies ........................... — 559,566 — 559,566
Health Care Providers & Services ............................ — 3,871,778 1,654 3,873,432
Health Care Technology .................................. — 2,207,316 — 2,207,316
Hotels, Restaurants & Leisure .............................. — 7,166,494 100,874 7,267,368
Household Durables ..................................... — 940,787 — 940,787
Independent Power and Renewable Electricity Producers ............ — 654,941 — 654,941
Industrial Conglomerates .................................. — 989,407 — 989,407
Insurance ............................................ — 6,117,014 — 6,117,014
Interactive Media & Services ............................... — 246,382 — 246,382
IT Services ........................................... — 5,632,671 267,266 5,899,937
Leisure Products ....................................... — 49,287 — 49,287
Life Sciences Tools & Services .............................. — 251,447 — 251,447
Machinery ............................................ — 4,861,286 55,527 4,916,813
Media ............................................... — 1,787,759 61,612 1,849,371
Multi-Utilities .......................................... — 512,574 — 512,574
Oil, Gas & Consumable Fuels ............................... — 994,147 — 994,147
Passenger Airlines ...................................... — 1,553,552 — 1,553,552
Pharmaceuticals ....................................... — 1,291,851 — 1,291,851
Professional Services .................................... — 4,001,755 430,735 4,432,490
Real Estate Management & Development ....................... — 39,944 — 39,944
Semiconductors & Semiconductor Equipment .................... — 604,136 — 604,136
Software ............................................. — 11,014,676 195,386 11,210,062
Specialty Retail ........................................ — 984,618 — 984,618
Trading Companies & Distributors ............................ — 1,298,851 50,418 1,349,269
Transportation Infrastructure ............................... — 1,403,435 119,963 1,523,398
Wireless Telecommunication Services ......................... — 451,651 — 451,651
Foreign Government Obligations .............................. — 765,562 — 765,562
Investment Companies .................................... 164,924,880 — — 164,924,880
Non-Agency Mortgage-Backed Securities ........................ — 51,141,123 — 51,141,123
Other Interests .......................................... — — — —
Preferred Securities
Chemicals ............................................ — 13,320 — 13,320
Electric Utilities ........................................ — 562,089 — 562,089
IT Services ........................................... — — 6,508 6,508
Machinery ............................................ — 33,523 — 33,523
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 44,519,926 — — 44,519,926
Unfunded Floating Rate Loan Interests
(a)
........................... — 55 22 77
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (176) — (176)
$ 270,558,148 $ 527,445,239 $ 3,340,025 $ 801,343,412
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 32,710 $ — $ 32,710
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Income Fund
44
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Equity contracts ........................................... $ 27,563 $ — $ — $ 27,563
Foreign currency exchange contracts ............................ 52,351 — — 52,351
Interest rate contracts ....................................... 3,768,290 86,593 — 3,854,883
Liabilities
Credit contracts ........................................... — (39,126) — (39,126)
Interest rate contracts ....................................... (291,533) — — (291,533)
$ 3,556,671 $ 80,177 $ — $ 3,636,848
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)

June 30, 2025
45
Statement of Assets and Liabilities
BlackRock
Managed
Income Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 591,898,705
Investments, at value — affiliated
(b)
.......................................................................................... 209,444,806
Cash pledged: –
Futures contracts .................................................................................................... 5,651,000
Centrally cleared swaps ................................................................................................ 73,410
Foreign currency, at value
(c)
............................................................................................... 1,331,362
Receivables: –
Investments sold .................................................................................................... 1,049,524
Securities lending income — affiliated ...................................................................................... 314
Swaps .......................................................................................................... 44
Capital shares sold ................................................................................................... 965,958
Dividends — unaffiliated ............................................................................................... 186,827
Dividends — affiliated ................................................................................................. 770,769
Interest — unaffiliated ................................................................................................. 4,368,339
From the Manager ................................................................................................... 56,815
Variation margin on futures contracts ....................................................................................... 684,707
Swap premiums paid ................................................................................................... 118,000
Unrealized appreciation on: –
OTC swaps ........................................................................................................ 118,131
Unfunded floating rate loan interests ....................................................................................... 77
Prepaid e xpenses ..................................................................................................... 155,307
Total a ssets .........................................................................................................
816,874,095
LIABILITIES
Bank overdraft ........................................................................................................ 149,049
Payables: –
Investments purchased ................................................................................................ 13,175,095
Capital shares redeemed ............................................................................................... 1,530,184
Income dividend distributions ............................................................................................ 34,225
Interest expense .................................................................................................... 723
Investment advisory fees .............................................................................................. 189,258
Trustees' and Officer's fees ............................................................................................. 423
Other affiliate fees ................................................................................................... 374
Professional fees .................................................................................................... 47,357
Service and distribution fees ............................................................................................. 77,580
Variation margin on centrally cleared swaps .................................................................................. 4,554
Other accrued expenses ............................................................................................... 324,279
Swap premiums received ................................................................................................ 312,536
Unrealized depreciation on: –
OTC swaps ........................................................................................................ 7,415
Unfunded floating rate loan interests ....................................................................................... 176
Total li abilities ........................................................................................................
15,853,228
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 801,020,867
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 862,241,349
Accumulated loss ..................................................................................................... (61,220,482)
NET ASSETS ........................................................................................................
$ 801,020,867
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 577,234,113
(b)
  Investments, at cost — affiliated ................................................................................... $ 212,095,629
(c)
  Foreign currency, at cost ....................................................................................... $ 1,328,490
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
46
BlackRock
Managed
Income Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 403,497,881
Shares outstanding ...................................................................................................
41,907,806
Net asset value .....................................................................................................
$ 9.63
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 300,268,440
Shares outstanding ...................................................................................................
31,177,916
Net asset value .....................................................................................................
$ 9.63
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 17,574,178
Shares outstanding ...................................................................................................
1,823,049
Net asset value .....................................................................................................
$ 9.64
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 79,680,368
Shares outstanding ...................................................................................................
8,253,046
Net asset value .....................................................................................................
$ 9.65
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
See notes to financial statements.

Statement of Operations
(unaudited)

Six Months Ended June 30, 2025
47
Statement of Operations
See notes to financial statements.
BlackRock
Managed
Income Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,097,902
Dividends — affiliated ................................................................................................. 5,987,068
Interest — unaffiliated ................................................................................................. 16,221,755
Securities lending income — affiliated — net ................................................................................. 4,371
Foreign taxes withheld ................................................................................................ (53,403)
Total investment income .................................................................................................
23,257,693
EXPENSES
Investment advisory .................................................................................................. 1,348,572
Service and distribution — class specific .................................................................................... 455,207
Transfer agent — class specific .......................................................................................... 264,268
Accounting services .................................................................................................. 226,543
Administration ..................................................................................................... 160,321
Professional ....................................................................................................... 107,982
Administration — class specific .......................................................................................... 77,062
Registration ....................................................................................................... 49,348
Custodian ......................................................................................................... 34,536
Printing and postage ................................................................................................. 33,004
Trustees and Officer .................................................................................................. 6,524
Miscellaneous ...................................................................................................... 73,540
Total expenses excluding interest expense .....................................................................................
2,836,907
Interest expense .................................................................................................... 5,664
Total expenses .......................................................................................................
2,842,571
Less: –
Administration fees waived ............................................................................................. (160,321)
Administration fees waived by the Manager — class specific ....................................................................... (77,062)
Fees waived and/or reimbursed by the Manager ............................................................................... (620,495)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (90,798)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,893,895
Net investment income ..................................................................................................
21,363,798
REALIZED AND UNREALIZED GAIN (LOSS) $ 21,871,767
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (1,240,856)
Investments — affiliated ............................................................................................. (3,518,042)
Foreign currency transactions ......................................................................................... 118,131
Futures contracts .................................................................................................. 4,342,149
Options written ................................................................................................... 5,278
Swaps ......................................................................................................... 299,809
A
6,469
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 10,527,172
Investments — affiliated ............................................................................................. 5,284,423
Foreign currency translations .......................................................................................... (40,306)
Futures contracts .................................................................................................. 6,207,193
Swaps ......................................................................................................... (112,838)
Unfunded floating rate loan interests ..................................................................................... (343)
A
21,865,301
Net realized and unrealized gain ...........................................................................................
21,871,770
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 43,235,568

Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information
48
BlackRock Managed Income Fund
Six Months Ended
06/30/25 (unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 21,363,798  $ 42,253,930
Net realized gain .................................................................................. 6,469  8,033,968
Net change in unrealized appreciation (depreciation) .......................................................... 21,865,301  (13,664,659)
Net increase in net assets resulting from operations ............................................................. 43,235,568  36,623,239
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (9,140,333) (20,706,368)
Investor A ...................................................................................... (6,602,515) (16,136,537)
Investor C ...................................................................................... (338,011) (948,778)
Class K ....................................................................................... (1,852,500) (4,157,883)
Decrease in net assets resulting from distributions to shareholders ................................................... (17,933,359) (41,949,566)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 11,241,975  29,047,112
NET ASSETS
Total increase in net assets ............................................................................. 36,544,184  23,720,785
Beginning of period .................................................................................. 764,476,683  740,755,898
End of period ......................................................................................
$ 801,020,867  $ 764,476,683
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
49
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Institutional
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 9.32  $ 9.38  $ 8.95  $ 10.31  $ 10.28  $ 10.08
Net investment income
(a)
....................
0 .26  0 .54  0 .47  0 .38  0 .33  0 .35
Net realized and unrealized gain (loss) ...........
0 .27  ( 0 .07 ) 0 .43  ( 1 .34 ) 0 .24  0 .21
Net increase (decrease) from investment operations ... 0.53  0.47  0.90  (0.96) 0.57  0.56
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .22 ) ( 0 .53 ) ( 0 .47 ) ( 0 .39 ) ( 0 .34 ) ( 0 .34 )
From net realized gain ...................... —  —  —  ( 0 .01 ) ( 0 .20 ) ( 0 .02 )
Total distributions ........................... (0.22) (0.53) (0.47) (0.40) (0.54) (0.36)
Net asset value, end of period ................. $ 9.63  $ 9.32  $ 9.38  $ 8.95  $ 10.31  $ 10.28
Total Return
(c)
Based on net asset value ..................... 5.77%
(d)
5.14% 10.31% (9.27)% 5.61% 5.78%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.64%
(f)
0.63% 0.63% 0.60% 0.61% 0.62%
Total expenses after fees waived and/or reimbursed ...
0.38%
(f)
0.38% 0.39% 0.41% 0.40% 0.38%
Net investment income ......................
5.66%
(f)
5.71% 5.12% 4.06% 3.17% 3.51%
Supplemental Data
Net assets, end of period (000) ................. $ 403,498  $ 378,123  $ 342,754  $ 340,824  $ 447,218  $ 317,679
Portfolio turnover rate
(g)
....................... 44% 80% 65% 60% 45% 76%
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (including equity-linked notes) ....................... 68% 120% 95% 103% 88% 94%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
50
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Investor A
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 9.32  $ 9.38  $ 8.95  $ 10.31  $ 10.28  $ 10.08
Net investment income
(a)
....................
0 .25  0 .52  0 .44  0 .36  0 .30  0 .32
Net realized and unrealized gain (loss) ...........
0 .27  ( 0 .07 ) 0 .43  ( 1 .34 ) 0 .24  0 .22
Net increase (decrease) from investment operations ... 0.52  0.45  0.87  (0.98) 0.54  0.54
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .21 ) ( 0 .51 ) ( 0 .44 ) ( 0 .37 ) ( 0 .31 ) ( 0 .32 )
From net realized gain ...................... —  —  —  ( 0 .01 ) ( 0 .20 ) ( 0 .02 )
Total distributions ........................... (0.21) (0.51) (0.44) (0.38) (0.51) (0.34)
Net asset value, end of period ................. $ 9.63  $ 9.32  $ 9.38  $ 8.95  $ 10.31  $ 10.28
Total Return
(c)
Based on net asset value ..................... 5.65%
(d)
4.88% 10.03% (9.51)% 5.36% 5.51%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.86%
(f)
0.85% 0.83% 0.81% 0.82% 0.83%
Total expenses after fees waived and/or reimbursed ...
0.63%
(f)
0.63% 0.64% 0.66% 0.65% 0.62%
Net investment income ......................
5.41%
(f)
5.46% 4.87% 3.83% 2.91% 3.27%
Supplemental Data
Net assets, end of period (000) ................. $ 300,268  $ 292,449  $ 303,048  $ 322,849  $ 401,138  $ 261,322
Portfolio turnover rate
(g)
....................... 44% 80% 65% 60% 45% 76%
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (including equity-linked notes) ....................... 68% 120% 95% 103% 88% 94%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
51
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Investor C
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 9.33  $ 9.39  $ 8.96  $ 10.31  $ 10.29  $ 10.09
Net investment income
(a)
....................
0 .22  0 .44  0 .38  0 .29  0 .23  0 .25
Net realized and unrealized gain (loss) ...........
0 .27  ( 0 .06 ) 0 .42  ( 1 .33 ) 0 .23  0 .21
Net increase (decrease) from investment operations ... 0.49  0.38  0.80  (1.04) 0.46  0.46
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .18 ) ( 0 .44 ) ( 0 .37 ) ( 0 .30 ) ( 0 .24 ) ( 0 .24 )
From net realized gain ...................... —  —  —  ( 0 .01 ) ( 0 .20 ) ( 0 .02 )
Total distributions ........................... (0.18) (0.44) (0.37) (0.31) (0.44) (0.26)
Net asset value, end of period ................. $ 9.64  $ 9.33  $ 9.39  $ 8.96  $ 10.31  $ 10.29
Total Return
(c)
Based on net asset value ..................... 5.25%
(d)
4.11% 9.18% (10.12)% 4.50% 4.72%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.62%
(f)
1.61% 1.60% 1.59% 1.59% 1.60%
Total expenses after fees waived and/or reimbursed ...
1.38%
(f)
1.38% 1.39% 1.41% 1.40% 1.37%
Net investment income ......................
4.66%
(f)
4.71% 4.12% 3.08% 2.18% 2.54%
Supplemental Data
Net assets, end of period (000) ................. $ 17,574  $ 19,338  $ 21,541  $ 23,296  $ 29,565  $ 26,419
Portfolio turnover rate
(g)
....................... 44% 80% 65% 60% 45% 76%
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (including equity-linked notes) ....................... 68% 120% 95% 103% 88% 94%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
52
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Class K
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 9.35  $ 9.41  $ 8.98  $ 10.33  $ 10.30  $ 10.11
Net investment income
(a)
....................
0 .27  0 .55  0 .47  0 .39  0 .34  0 .36
Net realized and unrealized gain (loss) ...........
0 .26  ( 0 .07 ) 0 .43  ( 1 .33 ) 0 .23  0 .20
Net increase (decrease) from investment operations ... 0.53  0.48  0.90  (0.94) 0.57  0.56
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .23 ) ( 0 .54 ) ( 0 .47 ) ( 0 .40 ) ( 0 .34 ) ( 0 .35 )
From net realized gain ...................... —  —  —  ( 0 .01 ) ( 0 .20 ) ( 0 .02 )
Total distributions ........................... (0.23) (0.54) (0.47) (0.41) (0.54) (0.37)
Net asset value, end of period ................. $ 9.65  $ 9.35  $ 9.41  $ 8.98  $ 10.33  $ 10.30
Total Return
(c)
Based on net asset value ..................... 5.68%
(d)
5.19% 10.35% (9.10)% 5.66% 5.72%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.55%
(f)
0.55% 0.54% 0.52% 0.52% 0.52%
Total expenses after fees waived and/or reimbursed ...
0.33%
(f)
0.33% 0.34% 0.36% 0.35% 0.33%
Net investment income ......................
5.71%
(f)
5.76% 5.17% 4.13% 3.22% 3.58%
Supplemental Data
Net assets, end of period (000) ................. $ 79,680  $ 74,566  $ 73,413  $ 79,942  $ 102,690  $ 83,808
Portfolio turnover rate
(g)
....................... 44% 80% 65% 60% 45% 76%
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (including equity-linked notes) ....................... 68% 120% 95% 103% 88% 94%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
53
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business  trust. BlackRock Managed Income Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
54
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

Notes to Financial Statements
(unaudited) (continued)
55
Notes to Financial Statements
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
56
prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain

Notes to Financial Statements
(unaudited) (continued)
57
Notes to Financial Statements
and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement
of Operations.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Managed Income Citrin Cooperman Advisors LLC, Delayed Draw 1st Lien Term Loan $ 8,905 $ 8,860 $ 8,890 $ 30
Managed Income
Clydesdale Acquisition Holdings, Inc., Delayed Draw 1st Lien Term
Loan B ........................................ 5,195 5,197 5,172 (25)
Managed Income Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 10,786 10,772 10,769 (3)
Managed Income Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 6,914 6,879 6,904 25
Managed Income Signia Aerospace LLC, Delayed Draw 1st Lien Term Loan ..... 9,675 9,690 9,712 22
Managed Income SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 39,488 39,488 39,340 (148)
$ (99)

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
58
and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and

Notes to Financial Statements
(unaudited) (continued)
59
Notes to Financial Statements
shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
60
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The
Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited ("BSL")
(collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and
BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended June 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended June 30, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2025, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the six months  ended  June 30, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $5,138 .
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.35%
$1 billion - $2 billion ..................................................................................................... 0.34
$2 billion - $3 billion ..................................................................................................... 0.33
Greater than $3 billion ................................................................................................... 0.32
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Investor A Investor C Total
Service and distribution - class specific ............................................................. $ 365,265 $ 89,942 $ 455,207
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 38,358 $ 29,221 $ 1,799 $ 7,684 $ 77,062
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 325 $ 1,286 $ 195 $ 95 $ 1,901
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 169,263 $ 87,855 $ 5,914 $ 1,236 $ 264,268

Notes to Financial Statements
(unaudited) (continued)
61
Notes to Financial Statements
For the six months ended June 30, 2025, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026.
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act
("Independent Trustees") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the amount waived was $23,445.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the Manager waived $223,673 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit Other Expenses (“expense limitation”) through June 30, 2026. Other expenses include accounting, transfer agency, custody, professional and registration fees and exclude dividend expense, interest expense, and certain other fund expenses that constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, the Manager waived and/
or reimbursed investment advisory fees of $373,377 pursuant to this arrangement, which is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations.
The Fund also had a waiver of administration fees, which is included in Administration fees waived in the Statement of Operations. For the six months ended June 30, 2025, the amount was $160,321.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by Manager—class specific, respectively, in the Statement of Operations. For the six months ended June 30, 2025, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Investor A $ 3,546
Investor C 556
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 0.09% 0.09% 0.09% 0.04%
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Institutional .................................................................................... $ 38,358 $ 73,350
Investor A ..................................................................................... 29,221 14,792
Investor C ..................................................................................... 1,799 1,420
Class K ...................................................................................... 7,684 1,236
$ 77,062 $ 90,798

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
62
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Fund paid BIM $944 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2025, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments,  excluding short-term securities and equity-linked notes, were $321,479,581 and $295,945,901, respectively.
For the six months ended June 30, 2025, purchases and sales related to equity-linked notes were $200,027,916 and $194,864,145, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of December 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $83,581,719.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed
Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in
Purchases ............................................................................................................... $ 950,306
Sales ................................................................................................................... 314,552
Net Realized Gain .......................................................................................................... 57,941
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Managed Income ................................................. $ 789,899,069 $ 23,463,575 $ (8,382,285) $ 15,081,290

Notes to Financial Statements
(unaudited) (continued)
63
Notes to Financial Statements
any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
64
as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Managed Income Fund
Institutional
Shares sold .............................................
5,421,201 $ 51,134,857 11,076,065 $ 104,427,314
Shares issued in reinvestment of distributions ........................
961,633 9,124,844 2,191,757 20,675,502
Shares redeemed .........................................
(5,046,240) (47,479,138) (9,230,106) (87,194,171)
1,336,594 $ 12,780,563 4,037,716 $ 37,908,645
Investor A
Shares sold and automatic conversion of shares .......................
3,577,297 $ 33,671,909 6,805,250 $ 64,279,186
Shares issued in reinvestment of distributions ........................
693,281 6,578,176 1,704,186 16,076,012
Shares redeemed .........................................
(4,463,032) (42,041,286) (9,430,223) (88,858,315)
(192,454) $ (1,791,201) (920,787) $ (8,503,117)
Investor C
Shares sold .............................................
94,527 $ 892,471 178,693 $ 1,695,174
Shares issued in reinvestment of distributions ........................
35,486 336,985 100,242 946,292
Shares redeemed and automatic conversion of shares ..................
(379,461) (3,574,588) (499,478) (4,712,526)
(249,448) $ (2,345,132) (220,543) $ (2,071,060)
Class K
Shares sold .............................................
896,568 $ 8,452,070 1,362,140 $ 12,904,915
Shares issued in reinvestment of distributions ........................
178,068 1,693,893 399,476 3,777,835
Shares redeemed .........................................
(800,341) (7,548,218) (1,586,514) (14,970,106)
274,295 $ 2,597,745 175,102 $ 1,712,644
1,168,987 $ 11,241,975 3,071,488 $ 29,047,112

Additional Information
65
Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
66
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
67
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 22, 2025 (the “April
Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Managed Income Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to the Fund and (2) BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”), with respect to the Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock”. The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the
Agreements. In considering the renewal of the Agreements the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by
BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services;
oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-
end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s)
they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
68
paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of
BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of
BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The
Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the third, first and first quartiles, respectively, against its Performance
Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
69
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, the Board noted that, the Fund is party to an expense limitation agreement pursuant to which BlackRock has agreed to waive and/or reimburse certain operating and other expenses to a specified amount of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Semi-Annual Financial Statements and Additional Information
70
Currency Abbreviation
EUR Euro
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OTC Over-the-counter
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date: August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date: August 22, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: August 22, 2025